United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/19

Date of Reporting Period: Six months ended 01/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2019
Ticker FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	41.4%
Variable Rate Instruments	29.1%
Bank Instruments	12.6%
Bank Notes	1.1%
Assets-Backed Securities	0.7%
Other Repurchase Agreements and Repurchase Agreements	14.5%
Investment Company	0.6%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.0%[4]
8-30 Days	14.3%
31-90 Days	36.0%
91-180 Days	5.0%
181 Days or more	1.7%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 19.3% of the Fund's portfolio.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.7%
		Banking—0.4%
$20,000,000	[1]	Pepper I-Prime 2018-2 Trust, Class A1U1, (National Australia Bank Ltd., Melbourne GTD), 2.864% (1-month USLIBOR +0.350%), 10/13/2019	$20,000,000
		Finance - Equipment—0.0%
1,618,575		Amur Equipment Finance Receivables V LLC, Series 2018-1, Class A1, 2.500%, 3/20/2019	1,618,575
		Finance - Retail—0.3%
11,380,107	[1]	Holmes Master Issuer PLC 2018-2A, Class A1, 2.858% (1-month USLIBOR +0.350%), 7/15/2019	11,380,107
		TOTAL ASSET-BACKED SECURITIES	32,998,682
		BANK NOTES—1.1%
		Banking—1.1%
50,000,000		Bank of America N.A., 2.600%, 4/4/2019 (IDENTIFIED COST $50,000,000)	50,000,000
		TOTAL BANK NOTES	50,000,000
		CERTIFICATES OF DEPOSIT—12.6%
		Banking—12.6%
100,000,000		Landesbank Baden-Wurttemberg, 2.480%, 2/6/2019	100,000,000
50,000,000		Mizuho Bank Ltd., 2.820%, 3/15/2019	50,000,000
175,000,000		MUFG Bank Ltd., 2.700%—2.730%, 4/17/2019 - 5/29/2019	175,000,000
100,000,000		Standard Chartered Bank, 2.800%, 4/8/2019	100,000,000
25,000,000		Sumitomo Mitsui Banking Corp., 2.760%, 3/5/2019	25,000,000
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.750%, 4/4/2019	49,766,441
60,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.800%, 3/13/2019	60,000,000
35,000,000		Toronto Dominion Bank, 3.100%, 10/25/2019	35,000,000
		TOTAL CERTIFICATES OF DEPOSIT	594,766,441
	[2]	COMMERCIAL PAPER—41.4%
		Aerospace / Auto—1.9%
90,000,000		Northrop Grumman Corp., 2.974%—3.053%, 3/27/2019 - 5/1/2019	89,417,350
		Banking—13.3%
111,070,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.819%, 4/2/2019	110,551,673
25,000,000		Banque et Caisse d'Epargne de L'Etat, 2.481%, 3/11/2019	24,935,347
5,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 3.060%, 10/11/2019	4,896,050
40,000,000		Cancara Asset Securitization LLC, (Bank of Scotland, Edinburgh LIQ)/(Lloyds Bank plc, London LIQ), 2.924%, 4/3/2019	39,803,445
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.800%, 3/20/2019	50,000,000
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.910%, 5/3/2019	50,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[2]	COMMERCIAL PAPER—cont.
		Banking—cont.
$20,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.890%, 5/7/2019	$20,000,000
15,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.870%, 5/13/2019	15,000,000
70,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.927%—3.044%, 4/26/2019 - 6/3/2019	69,356,333
30,000,000		Great Bridge Capital Co.,LLC, (Standard Chartered Bank COL), 2.971%, 3/21/2019	29,882,000
64,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.658%—2.968%, 2/1/2019 - 6/3/2019	63,503,528
80,000,000		Ridgefield Funding Company, LLC Series B, 2.718%, 2/1/2019 - 2/5/2019	79,989,500
70,000,000		Versailles Commercial Paper LLC, (Natixis LIQ), 2.720%—2.821%, 4/9/2019 - 5/1/2019	69,605,945
		TOTAL	627,523,821
		Chemicals—1.0%
45,000,000		LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 2.759%—2.809%, 2/12/2019 - 3/12/2019	44,919,028
		Electric Power—4.7%
222,115,000		Duke Energy Corp., 2.611%—2.844%, 2/1/2019 - 4/25/2019	221,345,204
		Electrical Equipment—0.5%
23,000,000		Eaton Corp., (Eaton Corp. PLC GTD), 2.752%, 2/7/2019	22,989,458
		Finance - Automotive—0.1%
4,000,000		Ford Motor Credit Co. LLC, 3.516%, 2/6/2019	3,998,056
		Finance - Commercial—2.7%
125,000,000		Atlantic Asset Securitization LLC, 2.811%—2.902%, 3/6/2019 - 4/3/2019	124,564,187
		Finance - Retail—7.8%
200,000,000		Barton Capital S.A., 2.678%—2.901%, 2/5/2019 - 4/11/2019	199,294,889
25,000,000		CRC Funding, LLC, 2.805%, 3/22/2019	24,905,403
25,000,000		Old Line Funding, LLC, 2.809%, 4/25/2019	24,840,340
80,000,000		Sheffield Receivables Company LLC, 2.482%—2.670%, 2/1/2019 - 2/11/2019	79,965,389
40,000,000		Thunder Bay Funding, LLC, 3.069%, 9/25/2019	39,213,333
		TOTAL	368,219,354
		Food & Beverage—0.6%
28,800,000		Mondelez International, Inc., 3.051%—3.069%, 3/1/2019 - 3/22/2019	28,709,156
		Health Care—1.0%
47,000,000		McKesson Corp., 2.755%—2.805%, 2/11/2019 - 2/12/2019	46,961,069
		Machinery, Equipment, Auto—1.0%
46,900,000		Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 2.753%—2.875%, 3/8/2019 - 3/28/2019	46,724,409
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[2]	COMMERCIAL PAPER—cont.
		Sovereign—0.5%
$25,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.624%, 4/6/2019	$24,890,285
		Telecommunications—5.9%
230,400,000		Bell Canada, 2.671%—2.981%, 2/1/2019 - 2/13/2019	230,325,865
49,207,000		NBCUniversal Enterprise, Inc., (Guaranteed by Comcast Corp.), 2.707%—2.727%, 2/20/2019	49,136,704
		TOTAL	279,462,569
		Utility Gas—0.4%
18,850,000		Southern Co. Gas Capital, 2.757%—2.808%, 3/4/2019	18,804,781
		TOTAL COMMERCIAL PAPER	1,948,528,727
	[1]	NOTES-VARIABLE—29.1%
		Aerospace / Auto—1.1%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.747% (1-month USLIBOR +0.240%), 2/4/2019	50,000,000
		Banking—25.9%
40,000,000		Bank of Montreal, 2.958% (1-month USLIBOR +0.440%), 2/11/2019	40,000,000
3,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.710% (1-month USLIBOR +0.210%), 2/28/2019	3,000,000
14,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.804% (1-month USLIBOR +0.290%), 2/12/2019	14,000,000
30,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.810% (1-month USLIBOR +0.290%), 2/8/2019	30,000,000
18,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.852% (1-month USLIBOR +0.340%), 2/7/2019	18,000,000
35,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.858% (1-month USLIBOR +0.350%), 2/15/2019	35,000,000
43,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.996% (3-month USLIBOR +0.200%), 4/12/2019	43,000,000
55,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 3.093% (3-month USLIBOR +0.270%), 3/22/2019	55,000,000
49,050,000		BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 2.500%, 2/1/2019	49,050,000
34,140,000		BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 2.500%, 2/1/2019	34,140,000
28,000,000		Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 2.500%, 2/1/2019	28,000,000
20,000,000		BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 2.500%, 2/1/2019	20,000,000
Semi-Annual Shareholder Report
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Principal Amount			Value
	[1]	NOTES-VARIABLE—cont.
		Banking—cont.
$80,000,000		Canadian Imperial Bank of Commerce, 2.812% (1-month USLIBOR +0.300%), 2/6/2019	$80,000,000
30,000,000		Canadian Imperial Bank of Commerce, 2.856% (1-month USLIBOR +0.350%), 2/21/2019	30,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.902% (1-month USLIBOR +0.400%), 2/4/2019	50,000,000
20,000,000		Canadian Imperial Bank of Commerce, 2.933% (3-month USLIBOR +0.130%), 4/8/2019	20,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.937% (3-month USLIBOR +0.130%), 4/3/2019	50,000,000
35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 2.510%, 2/7/2019	35,080,000
30,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.970% (3-month USLIBOR +0.220%), 4/30/2019	30,000,000
3,105,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 2.509%, 2/7/2019	3,105,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 2.750%, 2/6/2019	10,265,000
10,000,000		Credit Suisse AG, 2.740% (Secured Overnight Financing Rate +0.350%), 2/1/2019	10,000,000
7,090,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 2.490%, 2/7/2019	7,090,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 2.520%, 2/7/2019	9,590,000
3,310,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.960%, 2/1/2019	3,310,000
14,215,000		Gerald J. Rubin Special Trust No. 1, (Goldman Sachs Bank USA LOC), 2.520%, 2/7/2019	14,215,000
5,985,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 2.490%, 2/7/2019	5,985,000
1,635,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank, N.A. LOC), 2.700%, 2/7/2019	1,635,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 2.520%, 2/7/2019	18,085,000
135,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003—B, (Fulton Bank, N.A. LOC), 2.700%, 2/7/2019	135,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 2.520%, 2/7/2019	3,405,000
23,935,000		RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 2.520%, 2/7/2019	23,935,000
10,000,000		Royal Bank of Canada, 3.013% (3-month USLIBOR +0.210%), 4/8/2019	10,000,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 2.520%, 2/7/2019	9,470,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 2.510%, 2/7/2019	13,875,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	NOTES-VARIABLE—cont.
		Banking—cont.
$60,000,000		Sumitomo Mitsui Banking Corp., 2.690% (1-month USLIBOR +0.180%), 2/25/2019	$60,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.822% (1-month USLIBOR +0.320%), 2/4/2019	50,000,000
25,000,000		Sumitomo Mitsui Banking Corp., 2.929% (3-month USLIBOR +0.150%), 2/25/2019	25,000,000
3,600,000		Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 2.520%, 2/7/2019	3,600,000
6,200,000		Taxable Muni Funding Trust 2018-003, Barclays (Series 2018-003) Weekly VRDNs, (Barclays Bank PLC LOC), 2.860%, 2/7/2019	6,200,000
11,935,000		The Gregory P. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.509%, 2/7/2019	11,935,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/6/2019	6,460,000
5,825,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Bank of America N.A. LOC), 2.520%, 2/6/2019	5,825,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 2.520%, 2/7/2019	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 2.520%, 2/7/2019	9,825,000
9,240,000		The Murray D. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.509%, 2/7/2019	9,240,000
9,550,000		The Ray L. Berry Trust, Series 2017, (BOKF, N.A. LOC), 2.509%, 2/7/2019	9,550,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 2.520%, 2/7/2019	5,565,000
6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 2.520%, 2/7/2019	6,680,000
10,000,000		Toronto Dominion Bank, 2.802% (3-month USLIBOR +0.210%), 2/6/2019	10,000,000
50,000,000		Toronto Dominion Bank, 2.876% (1-month USLIBOR +0.370%), 2/20/2019	50,000,000
50,000,000		Toronto Dominion Bank, 2.912% (1-month USLIBOR +0.400%), 2/25/2019	50,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 2.520%, 2/7/2019	7,305,000
21,000,000		Wells Fargo Bank, N.A., 2.967% (3-month USLIBOR +0.200%), 3/7/2019	21,000,000
15,000,000		Westpac Banking Corp. Ltd., Sydney, 2.716% (1-month USLIBOR +0.210%), 2/20/2019	15,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 2.814% (1-month USLIBOR +0.300%), 2/13/2019	20,000,000
690,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.960%, 2/6/2019	690,000
8,240,000		Wingo Family Master Trust, (BOKF, N.A. LOC), 2.520%, 2/7/2019	8,240,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	NOTES-VARIABLE—cont.
		Banking—cont.
$13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxable (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.400%, 2/7/2019	$13,000,000
		TOTAL	1,222,305,000
		Government Agency—1.7%
7,230,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3 Taxable Weekly VRDNs, (Federal Home Loan Bank of Chicago LIQ), 2.380%, 2/7/2019	7,230,000
44,345,000		Jefferson at Stadium Park—Phase B Owner LLC, Jefferson at Stadium Park Apartments, (Federal Home Loan Bank of San Francisco LOC), 2.500%, 2/7/2019	44,345,000
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 2.520%, 2/7/2019	3,935,000
10,725,000		Joseph L. Goggins Irrevocable Insurance Trust, Series 2018, (Federal Home Loan Bank of Atlanta LOC), 2.490%, 2/7/2019	10,725,000
8,140,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 2.530%, 2/7/2019	8,140,000
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 2.490%, 2/7/2019	6,060,000
		TOTAL	80,435,000
		Municipals—0.4%
20,000,000		Alaska State Housing Finance Corp., (2017 Series B) Taxable Weekly VRDNs, 2.420%, 2/7/2019	20,000,000
		TOTAL NOTES—VARIABLE	1,372,740,000
		OTHER REPURCHASE AGREEMENTS—8.7%
100,000,000		Barclays Bank PLC, 2.620%, 2/8/2019, interest in a $125,000,000 collateralized loan agreement, dated 1/9/2019, will repurchase securities provided as collateral for $125,272,917, in which asset-backed securities with a market value of $127,778,375 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
25,000,000		BNP Paribas SA, 2.520%, 2/1/2019, interest in a $25,000,000 collateralized loan agreement, dated 1/31/2019, will repurchase securities provided as collateral for $25,001,750, in which U.S. government agency securities with a market value of $25,501,785 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
31,000,000		BNP Paribas SA, 2.690%, 2/1/2019, interest in a $50,000,000 collateralized loan agreement, dated 1/31/2019, will repurchase securities provided as collateral for $50,003,736, in which corporate bonds with a market value of $51,004,082 have been received as collateral and held with BNY Mellon as tri-party agent.	31,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—cont.
$50,000,000	Citigroup Global Markets, Inc., 3.238%, 2/1/2019, interest in a $60,000,000 collateralized loan agreement, dated 8/1/2018, will repurchase securities provided as collateral for $60,992,833, in which corporate bonds and medium-term notes securities with a market value of $61,377,573 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
70,000,000	Citigroup Global Markets, Inc., 3.288%, 2/1/2019, interest in a $90,000,000 collateralized loan agreement, dated 8/1/2018, will repurchase securities provided as collateral for $91,512,250, in which asset-backed securities and collateralized mortgage-backed obligations with a market value of $92,070,185 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
75,000,000	HSBC Securities (USA), Inc., 2.490%, 2/1/2019, interest in a $75,000,000 collateralized loan agreement, dated 1/31/2019, will repurchase securities provided as collateral for $75,005,188, in which corporate bonds and medium-term notes securities with a market value of $76,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
50,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.590%, 2/1/2019, interest in a $100,000,000 collateralized loan agreement, dated 1/31/2019, will repurchase securities provided as collateral for $100,007,194, in which asset-backed securities and collateralized mortgage-backed obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
10,000,000	Wells Fargo Securities LLC, 3.220%, 4/23/2019, interest in a $10,000,000 collateralized loan agreement, dated 1/23/2019, will repurchase securities provided as collateral for $10,080,500, in which collateralized mortgage-backed obligations with a market value of $10,208,212 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	411,000,000
	REPURCHASE AGREEMENTS—5.8%
222,200,000	Interest in $575,000,000 joint repurchase agreement, 2.560% dated 1/31/2019 under which Barclays Bank PLC will repurchase the securities provided as collateral for $575,040,889 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. treasury notes with various maturities to 5/31/2025 and the market value of those underlying securities was $586,541,792.	222,200,000
50,000,000	Interest in $200,000,000 joint repurchase agreement, 2.580% dated 1/31/2019 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,014,333 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $206,445,330.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	272,200,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	INVESTMENT COMPANY—0.6%
$26,997,500	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[3] (IDENTIFIED COST $27,000,100)	$27,000,100
	TOTAL INVESTMENT IN SECURITIES—100.0% (AMORTIZED AND IDENTIFIED COST $4,709,233,950)[4]	$4,709,233,950
	OTHER ASSETS AND LIABILITIES—0.0%[5]	1,915,764
	TOTAL NET ASSETS—100%	$4,711,149,714
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.3% of the Fund's portfolio as calculated based upon total market value.
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (“the Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund Institutional Shares
Balance of Shares Held 7/31/2018	26,997,500
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 1/31/2019	26,997,500
Value	$27,000,100
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$313,502
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Assets-Backed Securities	$—	$32,998,682	$—	$32,998,682
Bank Notes	—	50,000,000	—	50,000,000
Certificates of Deposit	—	594,766,441	—	594,766,441
Commercial Paper	—	1,948,528,727	—	1,948,528,727
Notes-Variable	—	1,372,740,000	—	1,372,740,000
Other Repurchase Agreements	—	411,000,000	—	411,000,000
Repurchase Agreements	—	272,200,000	—	272,200,000
Investment Company	27,000,100	—	—	27,000,100
TOTAL SECURITIES	$27,000,100	$4,682,233,850	$—	$4,709,233,950
The following acronyms are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.008	0.007	0.001	—	—	—
Net realized gain (loss)	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.007	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net income	(0.008)	(0.007)	(0.001)	—	—	—
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.75%	0.75%	0.10%	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5]	1.02%	0.92%	0.52%	0.27%	0.25%
Net investment income	1.49%[5]	0.70%	0.08%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.20%[5]	0.19%	0.30%	0.72%	1.05%	1.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,711,150	$4,220,884	$6,951,890	$11,562,657	$12,847,237	$11,591,418
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio is 1.02% for the six months ended January 31, 2019, and 1.02%, 0.92%, 0.52%, 0.27% and 0.25% for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, including $27,000,100 of investment in an affiliated holding	$4,026,033,950
Investments in other repurchase agreements and repurchase agreements	683,200,000
Investment in securities, at value (amortized and identified cost $4,709,233,950)		$4,709,233,950
Cash		10,309
Income receivable		5,607,487
Receivable for shares sold		200
TOTAL ASSETS		4,714,851,946
Liabilities:
Payable for shares redeemed	2,123
Payable for distribution services fee (Note 4)	1,829,088
Payable for other service fees (Notes 2 and 4)	1,016,150
Payable for transfer agent fee	388,750
Payable for share registration costs	241,703
Payable for custodian fees	77,254
Payable for investment advisor fee (Note 4)	13,797
Payable for administrative fee (Note 4)	10,268
Accrued expenses (Note 4)	123,099
TOTAL LIABILITIES		3,702,232
Net assets for 4,711,161,712 shares outstanding		$4,711,149,714
Net Assets Consists of:
Paid-in capital		$4,711,149,157
Total distributable earnings (loss)		557
TOTAL NET ASSETS		$4,711,149,714
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,711,149,714 ÷ 4,711,161,712 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$54,984,329
Dividends (including $313,502 received from an affiliated holding*)			313,502
TOTAL INCOME			55,297,831
Expenses:
Investment adviser fee (Note 4)		$4,395,000
Administrative fee (Note 4)		1,758,512
Custodian fees		67,901
Transfer agent fees		2,206,999
Directors'/Trustees' fees (Note 4)		18,771
Auditing fees		11,814
Legal fees		5,944
Distribution services fee (Note 4)		12,086,249
Other service fees (Notes 2)		5,489,662
Portfolio accounting fees		88,310
Share registration costs		565,028
Printing and postage		242,355
Miscellaneous (Note 4)		20,388
TOTAL EXPENSES		26,956,933
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 4)	$(2,258,338)
Waiver of other operating expenses (Note 4)	(2,197,500)
Reduction of custodian fees (Note 5)	(11,898)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(4,467,736)
Net expenses			22,489,197
Net investment income			32,808,634
Net realized gain on investments			2,138
Change in net assets resulting from operations			$32,810,772
*	See information noted after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,808,634	$36,741,498
Net realized gain	2,138	77,615
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,810,772	36,819,113
Distributions to Shareholders (Note 2):
Distribution to shareholders	(32,853,443)	(36,829,944)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,853,443)	(36,829,944)
Share Transactions:
Proceeds from sale of shares	1,360,656,814	1,535,448,053
Net asset value of shares issued to shareholders in payment of distributions declared	32,165,699	35,655,901
Cost of shares redeemed	(902,513,716)	(4,302,099,698)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	490,308,797	(2,730,995,744)
Change in net assets	490,266,126	(2,731,006,575)
Net Assets:
Beginning of period	4,220,883,588	6,951,890,163
End of period	$4,711,149,714	$4,220,883,588
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at the fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“the Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $4,467,736 is disclosed in various locations in Note 4 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income	$(36,741,498)
Net realized gain	(88,446)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2019	Year Ended 7/31/2018
Shares sold	1,360,656,814	1,535,448,053
Shares issued to shareholders in payment of distributions declared	32,165,699	35,655,901
Shares redeemed	(902,513,716)	(4,302,099,698)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	490,308,797	(2,730,995,744)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $2,237,257 of its fee.
The Adviser has agreed to waive its fee and/or reimburse the Fund for certain investment adviser fees and other operating expenses as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2019, the Adviser waived and/or reimbursed $21,081.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized net fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may change certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, FSC waived $2,197,500 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $2,559 of fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2019, the Fund's expenses were reduced by $11,898 under these arrangements.
6. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,007.50	$5.16
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.06	$5.19
1	Expenses are equal to the Fund's annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
Federated Capital Reserves Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	A | GRAXX	B | GRBXX	C | GRCXX
	F | GRGXX	P | GRFXX

Federated Government Reserves Fund
Fund Established 2005

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Government Reserves Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2018 through January 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	49.9%
U.S. Government Agency Securities	39.9%
U.S. Treasury Securities	10.8%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.2%
8-30 Days	17.5%
31-90 Days	13.5%
91-180 Days	1.7%
181 Days or more	2.7%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—39.9%
$135,250,000	[1]	Federal Farm Credit System Discount Notes, 2.190% - 2.670%, 2/8/2019 - 12/9/2019	$134,432,641
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.423% - 2.434% (1-month USLIBOR -0.080%), 2/13/2019 - 2/27/2019	49,996,434
74,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.424% - 2.435% (1-month USLIBOR -0.085%), 2/1/2019 - 2/15/2019	73,999,633
91,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.432% - 2.514% (1-month USLIBOR +0.000%), 2/13/2019 - 2/14/2019	91,500,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.435% - 2.449% (1-month USLIBOR -0.065%), 2/12/2019 - 2/28/2019	49,999,343
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.447% (1-month USLIBOR -0.055%), 2/27/2019	9,999,573
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.447% (1-month USLIBOR -0.060%), 2/4/2019	29,999,344
39,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.458% - 2.469% (1-month USLIBOR -0.045%), 2/12/2019 - 2/21/2019	38,999,971
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.461% - 2.466% (1-month USLIBOR -0.043%), 2/15/2019 - 2/21/2019	39,999,958
22,800,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.472% (1-month USLIBOR -0.041%), 2/6/2019	22,800,000
56,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.474% (1-month USLIBOR -0.040%), 2/13/2019	55,999,877
8,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.481% (1-month USLIBOR -0.030%), 2/9/2019	8,500,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.500% (1-month USLIBOR -0.020%), 2/4/2019	19,999,337
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.507% (1-month USLIBOR +0.005%), 2/27/2019	19,999,099
35,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.508% (1-month USLIBOR +0.001%), 2/4/2019	34,998,618
14,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.670% (1-month USLIBOR +0.150%), 2/1/2019	14,502,152
144,500,000	[1]	Federal Home Loan Bank System Discount Notes, 2.359% - 2.440%, 3/25/2019 - 5/17/2019	143,788,152
165,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.302% - 2.312% (3-month USLIBOR -0.280%), 2/4/2019 - 2/6/2019	165,000,000
232,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.314% - 2.497% (3-month USLIBOR -0.275%), 2/7/2019 - 4/23/2019	232,000,000
98,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.331% - 2.587% (3-month USLIBOR -0.210%), 2/1/2019 - 4/9/2019	98,000,000
Semi-Annual Shareholder Report
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.378% (1-month USLIBOR -0.135%), 2/6/2019	$75,000,000
177,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.378% - 2.389% (1-month USLIBOR -0.125%), 2/4/2019 - 2/21/2019	177,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.387% (1-month USLIBOR -0.120%), 2/4/2019	50,000,000
11,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.391% (1-month USLIBOR -0.130%), 2/8/2019	11,000,000
70,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.395% (1-month USLIBOR -0.115%), 2/25/2019	70,000,000
10,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.396% (1-month USLIBOR -0.110%), 2/22/2019	10,000,113
110,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.398% - 2.407% (1-month USLIBOR -0.105%), 2/19/2019 - 2/23/2019	110,000,000
31,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.410% (Secured Overnight Financing Rate +0.020%), 2/1/2019	31,000,000
150,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.422% - 2.423% (1-month USLIBOR -0.080%), 2/19/2019 - 2/26/2019	150,000,000
85,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.426% (1-month USLIBOR -0.085%), 2/9/2019	85,000,000
10,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.430% (3-month USLIBOR -0.185%), 2/10/2019	10,500,000
46,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.430% (Secured Overnight Financing Rate +0.040%), 2/1/2019	46,000,000
52,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.438% - 2.456% (1-month USLIBOR -0.065%), 2/3/2019 - 2/8/2019	51,998,254
23,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.448% (1-month USLIBOR -0.055%), 2/20/2019	23,250,000
76,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.453% - 2.459% (1-month USLIBOR -0.060%), 2/11/2019 - 2/18/2019	76,000,000
42,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.457% (3-month USLIBOR -0.340%), 4/9/2019	42,500,000
126,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.457% - 2.475% (1-month USLIBOR -0.045%), 2/01/2019 - 2/28/2019	126,699,774
176,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.457% - 2.463% (1-month USLIBOR -0.050%), 2/3/2019 - 2/19/2019	176,250,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.466% (1-month USLIBOR -0.040%), 2/22/2019	25,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.478% (1-month USLIBOR -0.025%), 2/20/2019	30,000,000
106,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.483% - 2.508% (3-month USLIBOR -0.300%), 4/3/2019 - 4/10/2019	106,000,000
36,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.484% (3-month USLIBOR -0.295%), 4/16/2019	36,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$87,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.487% (3-month USLIBOR -0.265%), 4/29/2019	$87,600,000
55,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.519% (3-month USLIBOR -0.260%), 4/16/2019	55,000,000
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.529% - 2.547% (3-month USLIBOR -0.160%), 2/24/2019 - 2/28/2019	58,996,585
55,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.541% (3-month USLIBOR -0.230%), 4/25/2019	55,005,367
18,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.611% (3-month USLIBOR -0.150%), 4/22/2019	18,000,000
77,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.652% - 2.673% (3-month USLIBOR -0.140%), 3/19/2019 - 3/26/2019	77,256,759
188,250,000		Federal Home Loan Bank System Notes, 2.400% - 2.500%, 5/20/2019 - 11/4/2019	188,240,234
36,325,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.510% (Secured Overnight Financing Rate +0.120%), 2/1/2019	36,325,000
22,600,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.550% (Secured Overnight Financing Rate +0.160%), 2/1/2019	22,600,000
		TOTAL GOVERNMENT AGENCIES	3,452,736,218
		U.S. TREASURY—10.8%
170,000,000	[1]	United States Treasury Bills, 2.180%, 2/7/2019	169,938,233
50,000,000	[1]	United States Treasury Bills, 2.180%, 2/14/2019	49,960,639
100,000,000	[1]	United States Treasury Bills, 2.241%, 3/7/2019	99,788,350
100,000,000	[1]	United States Treasury Bills, 2.262%, 3/14/2019	99,742,383
80,000,000	[1]	United States Treasury Bills, 2.311%, 3/21/2019	79,753,493
84,000,000	[1]	United States Treasury Bills, 2.415%, 4/18/2019	83,571,740
22,500,000	[2]	United States Treasury Floating Rate Notes, 2.422% (91-day T-Bill +0.033%), 2/5/2019	22,502,194
106,250,000	[2]	United States Treasury Floating Rate Notes, 2.434% (91-day T-Bill +0.045%), 2/5/2019	106,173,419
42,500,000	[2]	United States Treasury Floating Rate Notes, 2.504% (91-day T-Bill +0.115%), 2/5/2019	42,500,000
75,000,000		United States Treasury Notes, 1.375% - 1.500%, 2/28/2019	74,953,632
35,000,000		United States Treasury Notes, 1.500%, 10/31/2019	34,695,480
73,700,000		United States Treasury Notes, 3.625%, 8/15/2019	74,103,844
		TOTAL U.S. TREASURY	937,683,407
		REPURCHASE AGREEMENTS—49.9%
200,000,000		Repurchase agreement, 2.600% dated 1/31/2019 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $200,014,444 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2058 and the market value of those underlying securities was $205,766,849.	200,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$258,300,000	Interest in $575,000,000 joint repurchase agreement, 2.560% dated 1/31/2019 under which Barclays Bank PLC will repurchase the securities provided as collateral for $575,040,889 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2025 and the market value of those underlying securities was $586,541,792.	$258,300,000
50,000,000	Repurchase agreement, 2.450% dated 1/9/2019 under which Barclays Bank PLC will repurchase the securities provided as collateral for $50,102,083 on 2/8/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2023 and the market value of those underlying securities was $51,100,668.	50,000,000
100,000,000	Repurchase agreement, 2.560% dated 1/31/2019 under which Barclays Capital, Inc will repurchase the securities provided as collateral for $100,007,111 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $102,007,308.	100,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement, 2.580% dated 1/31/2019 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,014,333 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $206,445,330.	150,000,000
150,000,000	Interest in $250,000,000 joint repurchase agreement, 2.580% dated 1/30/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $250,035,833 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/15/2040 and the market value of those underlying securities was $255,018,278.	150,000,000
2,771,000	Interest in $3,000,000 joint repurchase agreement, 2.600% dated 1/31/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $3,000,217 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $3,060,230.	2,771,000
75,000,000	Repurchase agreement, 2.450% dated 1/9/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $75,311,354 on 3/11/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $76,657,825.	75,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Repurchase agreement, 2.470% dated 1/2/2019 under which BNP Paribas SA will repurchase the securities provided as collateral for $100,205,833 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 11/20/2048 and the market value of those underlying securities was $102,229,387.	$100,000,000
50,000,000	Repurchase agreement, 2.470% dated 12/27/2018 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,308,750 on 3/27/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2048 and the market value of those underlying securities was $51,125,979.	50,000,000
500,000,000	Repurchase agreement, 2.410% dated 1/29/2019 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,234,306 on 2/5/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2068 and the market value of those underlying securities was $515,102,545.	500,000,000
2,000,000,000	Repurchase agreement, 2.560% dated 1/31/2019 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $2,000,142,222 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $2,040,000,030.	2,000,000,000
27,500,000	Repurchase agreement, 2.580% dated 1/31/2019 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $27,501,971 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/30/2020 and the market value of those underlying securities was $28,050,005.	27,500,000
54,000,000	Interest in $300,000,000 joint repurchase agreement, 2.550% dated 1/31/2019 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $300,021,250 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 7/15/2027 and the market value of those underlying securities was $306,021,718.	54,000,000
250,000,000	Repurchase agreement, 2.580% dated 1/31/2019 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $250,017,917 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/16/2058 and the market value of those underlying securities was $255,123,045.	250,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$300,000,000	Repurchase agreement, 2.590% dated 1/31/2019 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $300,021,583 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2049 and the market value of those underlying securities was $306,022,015.	$300,000,000
50,000,000	Repurchase agreement, 2.590% dated 1/31/2019 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,003,597 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2049 and the market value of those underlying securities was $51,003,669.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	4,317,571,000
	TOTAL INVESTMENT IN SECURITIES—100.6% (AT AMORTIZED COST)[3]	8,707,990,625
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(51,863,552)
	TOTAL NET ASSETS—100%	$8,656,127,073
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.006	0.000[2]	—	—
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.006	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.007)	(0.006)	(0.000)[2]	—	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.007)	(0.006)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.68%	0.56%	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.87%[5,6]	0.87%[5]	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	1.35%[6]	0.54%	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.14%[6]	0.15%	0.37%	0.62%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$80,636	$73,428	$87,623	$89,786	$218
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.87% for the six months ended January 31, 2019, and 0.87%, 0.65% and 0.40% for the years ended July 31, 2018, 2017 and 2016, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.002	0.000[2]	—	—
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.002	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.005)	(0.002)	—	—	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.002)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.48%	0.23%	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	1.27%[5,6]	1.19%[5]	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	0.94%[6]	0.20%	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.11%[6]	0.17%	0.74%	0.99%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,966	$2,024	$3,252	$5,892	$18
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.27% for the six months ended January 31, 2019, and 1.19%, 0.65% and 0.40% for the years ended July 31, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.002	0.000[2]	—	—
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.002	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.005)	(0.002)	—	—	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.002)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.48%	0.23%	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	1.26%[5,6]	1.20%[5]	0.68%[5]	0.40%[5]	0.15%[6]
Net investment income	0.99%[6]	0.19%	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.09%[6]	0.16%	0.69%	0.97%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,178	$6,007	$9,963	$10,783	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.26% for the six months ended January 31, 2019, and 1.20%, 0.68% and 0.40% for the years ended July 31, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.006	0.000[2]	—	—
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.006	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.007)	(0.006)	(0.000)[2]	—	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.007)	(0.006)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.68%	0.56%	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.87%[5,6]	0.87%[5]	0.62%[5]	0.40%[5]	0.15%[6]
Net investment income	1.38%[6]	0.54%	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.16%[6]	0.16%	0.42%	0.63%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,728	$1,071	$1,524	$3,066	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.87% for the six months ended January 31, 2019, and 0.87%, 0.62% and 0.40% for the years ended July 31, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.004	0.000[1]	—	—	—
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.004)	(0.000)[1]	—	—	—
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.60%	0.41%	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	1.02%[4,5]	1.02%[5]	0.66%[5]	0.31%[5]	0.11%[5]	0.10%[5]
Net investment income	1.20%[4]	0.40%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.19%[4]	0.18%	0.54%	0.89%	1.18%	1.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,564,620	$8,626,983	$10,580,501	$12,639,013	$12,194,155	$11,135,915
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 1.02% for the six months ended January 31, 2019, and 1.02%, 0.66%, 0.31%, 0.11% and 0.10% for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities	$4,390,419,625
Investments in repurchase agreements	4,317,571,000
Investment in securities, at amortized cost and fair value		$8,707,990,625
Cash		691,489
Income receivable		9,232,018
Receivable for shares sold		75,627
TOTAL ASSETS		8,717,989,759
Liabilities:
Payable for investments purchased	55,032,541
Payable for shares redeemed	262,670
Income distribution payable	3,995
Payable for distribution services fee (Note 5)	3,408,399
Payable for other service fees (Notes 2 and 5)	1,920,344
Payable for investment adviser fee (Note 5)	27,241
Payable for administrative fee (Note 5)	19,012
Accrued expenses (Note 5)	1,188,484
TOTAL LIABILITIES		61,862,686
Net assets for 8,656,130,038 shares outstanding		$8,656,127,073
Net Assets Consists of:
Paid-in capital		$8,656,128,909
Total distributable earnings (loss)		(1,836)
TOTAL NET ASSETS		$8,656,127,073
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$80,635,502 ÷ 80,635,515 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$1,965,816 ÷ 1,965,817 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
$7,178,107 ÷ 7,178,109 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
$1,728,090 ÷ 1,728,091 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
$8,564,619,558 ÷ 8,564,622,506 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$96,716,488
Expenses:
Investment adviser fee (Note 5)		$8,717,046
Administrative fee (Note 5)		3,487,617
Custodian fees		131,444
Transfer agent fees (Notes 2 and 5)		4,406,113
Directors'/Trustees' fees (Note 5)		35,955
Auditing fees		11,814
Legal fees		5,944
Distribution services fee (Note 5)		23,940,267
Other service fees (Notes 2 and 5)		10,827,117
Portfolio accounting fees		97,312
Share registration costs		530,964
Printing and postage		394,095
Miscellaneous (Note 5)		26,244
TOTAL EXPENSES		52,611,932
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(3,741,662)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(4,338,400)
Reduction of custodian fees (Note 6)	(3,263)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(8,083,325)
Net expenses			44,528,607
Net investment income			52,187,881
Net realized gain on investments			1,273
Change in net assets resulting from operations			$52,189,154
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$52,187,881	$38,110,273
Net realized gain (loss)	1,273	(3,109)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	52,189,154	38,107,164
Distributions to Shareholders (Note 2):
Class A Shares	(521,582)	(438,449)
Class B Shares	(8,599)	(5,067)
Class C Shares	(28,396)	(16,041)
Class F Shares	(8,591)	(7,689)
Class P Shares	(51,620,705)	(37,672,713)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(52,187,873)	(38,139,959)
Share Transactions:
Proceeds from sale of shares	2,723,278,290	4,243,162,779
Net asset value of shares issued to shareholders in payment of distributions declared	50,551,472	36,971,477
Cost of shares redeemed	(2,827,215,809)	(6,253,452,727)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(53,386,047)	(1,973,318,471)
Change in net assets	(53,384,766)	(1,973,351,266)
Net Assets:
Beginning of period	8,709,511,839	10,682,863,105
End of period	$8,656,127,073	$8,709,511,839
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for
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purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $8,083,325 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$7,934	$(2,826)
Class B Shares	730	(254)
Class C Shares	1,340	—
Class F Shares	208	(176)
Class P Shares	4,395,901	—
TOTAL	$4,406,113	$(3,256)
Dividends are declared separately for each class. No class has preferential dividends rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Class A Shares	$438,207
Class B Shares	5,058
Class C Shares	16,014
Class F Shares	7,685
Class P Shares	37,643,317

Net Realized Gain
Class A Shares	$242
Class B Shares	9
Class C Shares	27
Class F Shares	4
Class P Shares	29,396
Distributions in excess of net investment income at July 31, 2018 were $(8).
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2019, other services fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$91,595
Class B Shares	2,277
Class C Shares	7,067
Class F Shares	1,541
Class P Shares	10,724,637
TOTAL	$10,827,117
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	38,903,094	$38,903,094	39,265,655	$39,265,655
Shares issued to shareholders in payment of distributions declared	504,788	504,788	425,520	425,520
Shares redeemed	(32,199,934)	(32,199,934)	(53,886,600)	(53,886,600)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,207,948	$7,207,948	(14,195,425)	$(14,195,425)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	658,328	$658,328	1,000,028	$1,000,028
Shares issued to shareholders in payment of distributions declared	8,528	8,528	5,021	5,021
Shares redeemed	(724,644)	(724,644)	(2,232,957)	(2,232,957)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(57,788)	$(57,788)	(1,227,908)	$(1,227,908)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,746,210	$5,746,210	5,300,783	$5,300,783
Shares issued to shareholders in payment of distributions declared	27,982	27,982	15,771	15,771
Shares redeemed	(4,603,174)	(4,603,174)	(9,272,899)	(9,272,899)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,171,018	$1,171,018	(3,956,345)	$(3,956,345)
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,653,010	$1,653,010	371,575	$371,575
Shares issued to shareholders in payment of distributions declared	6,493	6,493	6,192	6,192
Shares redeemed	(1,002,156)	(1,002,156)	(830,833)	(830,833)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	657,347	$657,347	(453,066)	$(453,066)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	2,676,317,648	$2,676,317,648	4,197,224,738	$4,197,224,738
Shares issued to shareholders in payment of distributions declared	50,003,681	50,003,681	36,518,972	36,518,973
Shares redeemed	(2,788,685,900)	(2,788,685,901)	(6,187,229,438)	(6,187,229,438)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(62,364,571)	$(62,364,572)	(1,953,485,728)	$(1,953,485,727)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(53,386,046)	$(53,386,047)	(1,973,318,472)	$(1,973,318,471)
4. FEDERAL TAX INFORMATION
At July 31, 2018, the Fund had a capital loss carryforward of $3,109 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,182	$1,927	$3,109
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2019, the Adviser voluntarily waived $3,741,662 of its fee and voluntarily reimbursed $3,256 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized net fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived by Unaffiliated Third Parties
Class A Shares	$173,529	$(19,281)
Class B Shares	6,830	—
Class C Shares	21,573	—
Class F Shares	2,805	(312)
Class P Shares	23,735,530	(4,315,551)
TOTAL	$23,940,267	$(4,335,144)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $288,648 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2019, FSC retained $5,750, and $103 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $48,806 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2019, the Fund's expenses were reduced by $3,263 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,006.80	$4.40
Class B Shares	$1,000.00	$1,004.80	$6.42
Class C Shares	$1,000.00	$1,004.80	$6.37
Class F Shares	$1,000.00	$1,006.80	$4.40
Class P Shares	$1,000.00	$1,006.00	$5.16
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.82	$4.43
Class B Shares	$1,000.00	$1,018.80	$6.46
Class C Shares	$1,000.00	$1,018.85	$6.41
Class F Shares	$1,000.00	$1,020.82	$4.43
Class P Shares	$1,000.00	$1,020.06	$5.19
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.87%
Class B Shares	1.27%
Class C Shares	1.26%
Class F Shares	0.87%
Class P Shares	1.02%
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Evaluation and Approval of Advisory Contract–May 2018
Federated Government Reserves Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
34454 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	R | GRTXX	Institutional | GOIXX
	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

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Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	47.7%
U.S. Government Agency Securities	41.9%
U.S. Treasury Securities	9.9%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	61.0%
8-30 Days	19.7%
31-90 Days	13.7%
91-180 Days	2.7%
181 Days or more	2.4%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—41.9%
$435,000,000	[1]	Federal Farm Credit System Discount Notes, 2.250%—2.680%, 3/5/2019 - 12/13/2019	$427,336,717
163,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.000% (1-month USLIBOR +0.005%), 2/27/2019	162,992,660
153,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.361%—2.460% (3-month USLIBOR -0.180%), 2/1/2019 - 2/19/2019	153,705,730
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.381% (1-month USLIBOR -0.120%), 2/28/2019	49,999,367
70,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.388% (1-month USLIBOR -0.126%), 2/13/2019	70,000,104
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.389% (1-month USLIBOR -0.125%), 2/13/2019	49,997,113
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.412% (1-month USLIBOR -0.095%), 2/4/2019	74,999,757
346,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.423%—2.434% (1-month USLIBOR -0.080%), 2/13/2019 - 2/27/2019	345,977,048
439,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.424%—2.435% (1-month USLIBOR -0.085%), 2/1/2019 - 2/15/2019	438,997,798
240,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.426% (1-month USLIBOR -0.075%), 2/26/2019	240,000,000
313,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.432% (1-month USLIBOR +0.000%), 2/13/2019	313,000,000
304,750,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.435%—2.449% (1-month USLIBOR -0.065%), 2/12/2019 - 2/28/2019	304,746,135
171,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.446% (1-month USLIBOR -0.055%), 2/27/2019	170,992,691
536,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.447%—2.452% (1-month USLIBOR -0.060%), 2/4/2019 - 2/23/2019	536,695,677
308,850,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.458%—2.469% (1-month USLIBOR -0.045%), 2/12/2019 - 2/21/2019	308,849,842
237,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.461%—2.466% (1-month USLIBOR -0.043%), 2/15/2019 - 2/21/2019	236,999,752
137,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.471% (1-month USLIBOR -0.041%), 2/6/2019	137,000,000
150,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.474% (1-month USLIBOR -0.039%), 2/18/2019	150,000,000
338,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.474% (1-month USLIBOR -0.040%), 2/13/2019	337,999,255
174,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.476%—2.481% (1-month USLIBOR -0.030%), 2/9/2019 - 2/22/2019	173,993,660
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$265,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.499% (1-month USLIBOR -0.020%), 2/4/2019	$264,991,209
114,100,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.507% (1-month USLIBOR +0.000%), 2/4/2019	114,095,494
154,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.561% (1-month USLIBOR +0.050%), 2/9/2019	153,972,539
162,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.590% (1-month USLIBOR +0.070%), 2/8/2019	161,968,556
104,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.606% (3-month USLIBOR -0.130%), 3/4/2019	104,000,000
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.622% (3-month USLIBOR -0.150%), 4/23/2019	75,000,000
3,983,400,000	[1]	Federal Home Loan Bank System Discount Notes, 2.230%—2.476%, 2/20/2019 - 7/26/2019	3,965,983,607
1,240,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.302%—2.335% (3-month USLIBOR -0.280%), 2/4/2019 - 2/11/2019	1,240,000,000
1,724,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.314%—2.497% (3-month USLIBOR -0.275%), 2/7/2019 - 4/23/2019	1,724,000,000
712,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.331%—2.587% (3-month USLIBOR -0.210%), 2/1/2019 - 4/9/2019	712,000,000
557,100,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.376%—2.378% (1-month USLIBOR -0.135%), 2/6/2019 - 2/9/2019	557,100,000
1,506,300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.378%—2.389% (1-month USLIBOR -0.125%), 2/4/2019 - 2/21/2019	1,506,300,000
307,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.381%—2.391% (1-month USLIBOR -0.130%), 2/8/2019	307,000,000
325,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.387% (1-month USLIBOR -0.120%), 2/4/2019	325,000,000
232,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.395% (1-month USLIBOR -0.115%), 2/25/2019	232,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.396% (1-month USLIBOR -0.110%), 2/22/2019	20,000,227
825,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.398%—2.407% (1-month USLIBOR -0.105%), 2/19/2019 - 2/23/2019	825,000,000
321,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.408% (1-month USLIBOR -0.095%), 2/21/2019	321,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.419% (3-month USLIBOR -0.195%), 2/10/2019	19,997,048
1,186,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.422%—2.423% (1-month USLIBOR -0.080%), 2/19/2019 - 2/26/2019	1,186,500,000
459,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.426%—2.429% (1-month USLIBOR -0.085%), 2/9/2019 - 2/13/2019	459,000,000
63,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.429% (3-month USLIBOR -0.185%), 2/10/2019	63,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$530,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.430% (Secured Overnight Financing Rate +0.040%), 2/1/2019	$530,000,000
368,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.438%—2.456% (1-month USLIBOR -0.065%), 2/3/2019 - 2/8/2019	367,988,264
120,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.440% (Secured Overnight Financing Rate +0.050%), 2/1/2019	120,000,000
684,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.446%—2.459% (1-month USLIBOR -0.060%), 2/11/2019 - 2/22/2019	684,000,000
168,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.448% (1-month USLIBOR -0.055%), 2/20/2019	168,000,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.450% (Secured Overnight Financing Rate +0.060%), 2/1/2019	250,000,000
342,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.456% (3-month USLIBOR -0.340%), 4/9/2019	342,500,000
1,436,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.457%—2.464% (1-month USLIBOR -0.050%), 2/3/2019 - 2/19/2019	1,436,500,000
911,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.457%—2.475% (1-month USLIBOR -0.045%), 2/1/2019 - 2/28/2019	911,249,632
100,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 2/1/2019	100,000,000
174,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.466% (1-month USLIBOR -0.040%), 2/22/2019	174,750,000
245,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.478% (1-month USLIBOR -0.025%), 2/20/2019	245,000,000
744,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.479%—2.508% (3-month USLIBOR -0.300%), 4/3/2019 - 4/16/2019	744,200,000
279,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.483% (3-month USLIBOR -0.295%), 4/16/2019	279,800,000
808,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.486% (3-month USLIBOR -0.265%), 4/29/2019	808,000,000
275,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.500% (Secured Overnight Financing Rate +0.110%), 2/1/2019	275,000,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.508% (1-month USLIBOR +0.000%), 2/13/2019	250,000,000
460,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.518% (3-month USLIBOR -0.260%), 4/16/2019	460,000,000
500,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.529%—2.616% (3-month USLIBOR -0.160%), 2/24/2019 - 3/12/2019	499,968,126
59,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.611% (3-month USLIBOR -0.150%), 4/22/2019	59,000,000
415,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.652%—2.673% (3-month USLIBOR -0.140%), 3/19/2019 - 3/26/2019	415,054,914
1,227,750,000		Federal Home Loan Bank System, 2.400%—2.500%, 5/23/2019 - 11/4/2019	1,227,715,931
Semi-Annual Shareholder Report
5

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$216,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.392% (1-month USLIBOR -0.115%), 2/4/2019	$216,000,000
170,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.408% (1-month USLIBOR -0.095%), 2/20/2019	170,000,000
250,000,000		Federal Home Loan Mortgage Corp. Notes, 1.250%, 10/2/2019	247,539,964
566,946,675	[2]	Housing and Urban Development Floating Rate Notes, 2.997% (3-month USLIBOR +0.200%), 2/1/2019	566,946,675
		TOTAL GOVERNMENT AGENCIES	30,571,405,492
		U.S. TREASURIES—9.9%
1,250,000,000	[1]	United States Treasury Bills, 2.180%, 2/7/2019	1,249,545,833
840,000,000	[1]	United States Treasury Bills, 2.240%, 3/7/2019	838,222,934
600,000,000	[1]	United States Treasury Bills, 2.265%, 3/14/2019	598,452,250
349,500,000	[1]	United States Treasury Bills, 2.311%, 3/21/2019	348,423,074
429,000,000	[1]	United States Treasury Bills, 2.323%—2.333%, 4/4/2019	427,279,125
374,000,000	[1]	United States Treasury Bills, 2.402%—2.415%, 4/18/2019	372,098,712
300,000,000	[1]	United States Treasury Bills, 2.425%, 5/2/2019	298,181,250
100,000,000	[1]	United States Treasury Bills, 2.505%, 7/5/2019	98,928,417
172,000,001	[2]	United States Treasury Floating Rate Notes, 2.422% (91-day T-Bill +0.033%), 2/5/2019	172,016,773
844,300,000	[2]	United States Treasury Floating Rate Notes, 2.434% (91-day T-Bill +0.045%), 2/5/2019	843,695,973
343,000,000	[2]	United States Treasury Floating Rate Notes, 2.504% (91-day T-Bill +0.115%), 2/5/2019	343,000,000
158,000,000		United States Treasury Notes, 1.250%—1.625%, 4/30/2019	157,600,715
190,000,000		United States Treasury Notes, 1.250%, 5/31/2019	189,203,984
833,200,000		United States Treasury Notes, 1.375%—1.500%, 2/28/2019	832,701,477
282,350,000		United States Treasury Notes, 1.500%, 10/31/2019	279,893,393
174,000,000		United States Treasury Notes, 3.625%, 8/15/2019	174,925,473
		TOTAL U.S. TREASURIES	7,224,169,383
		REPURCHASE AGREEMENTS—47.7%
250,000,000		Interest in $500,000,000 joint repurchase agreement 2.600%, dated 1/31/2019 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,036,111 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/16/2060 and the market value of those underlying securities was $514,741,560.	250,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$320,000,000	Interest in $400,000,000 joint repurchase agreement 2.600%, dated 1/31/2019 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $400,028,889 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $409,865,445.	$320,000,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 2.460%, dated 1/2/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $501,093,333 on 2/4/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2068 and the market value of those underlying securities was $511,894,039.	300,000,000
340,000,000	Interest in $550,000,000 joint repurchase agreement 2.580%, dated 1/31/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $550,039,417 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2068 and the market value of those underlying securities was $564,186,838.	340,000,000
250,000,000	Repurchase agreement 2.350%, dated 1/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $250,016,319 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $255,016,743.	250,000,000
450,000,000	Interest in $625,000,000 joint repurchase agreement 2.450%, dated 1/9/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $627,594,618 on 3/11/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2049 and the market value of those underlying securities was $638,503,558.	450,000,000
350,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.460%, dated 1/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,002,050,000 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,022,091,016.	350,000,000
700,000,000	Interest in $1,150,000,000 joint repurchase agreement 2.470%, dated 1/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,152,367,083 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $1,175,791,159.	700,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$280,000,000	Interest in $405,000,000 joint repurchase agreement 2.470%, dated 12/27/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $407,500,875 on 3/27/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2048 and the market value of those underlying securities was $414,446,484.	$280,000,000
100,000,000	Repurchase agreement 2.590%, dated 1/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,007,194 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2038 and the market value of those underlying securities was $102,007,397.	100,000,000
172,000,000	Repurchase agreement 2.600%, dated 1/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $172,012,422 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2025 and the market value of those underlying securities was $175,452,762.	172,000,000
2,000,000,000	Repurchase agreement 2.600%, dated 1/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,144,444 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2027 and the market value of those underlying securities was $2,019,289,133.	2,000,000,000
3,100,000,000	Interest in $7,000,000,000 joint repurchase agreement 2.600%, dated 1/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $7,000,505,556 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $7,150,813,502.	3,100,000,000
285,100,000	Interest in $570,000,000 joint repurchase agreement 2.570%, dated 1/31/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $570,040,692 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2042 and the market value of those underlying securities was $581,441,506.	285,100,000
200,000,000	Repurchase agreement 2.580%, dated 1/31/2019 under which Bank of Montreal will repurchase securities provided as collateral for $200,014,333 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2049 and the market value of those underlying securities was $206,014,763.	200,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,400,000,000	Repurchase agreement 2.560%, dated 1/31/2019 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,400,099,556 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $1,428,101,547.	$1,400,000,000
950,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.580%, dated 1/31/2019 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,000,071,667 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $1,020,548,688.	950,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 2.430%, dated 1/17/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,978,750 on 2/15/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $510,998,328.	400,000,000
800,000,000	Interest in $1,450,000,000 joint repurchase agreement 2.450%, dated 1/31/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,450,098,681 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $1,481,919,035.	800,000,000
1,472,000,000	Interest in $3,775,000,000 joint repurchase agreement 2.560%, dated 1/31/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $3,775,268,444 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $3,850,773,852.	1,472,000,000
100,000,000	Repurchase agreement 2.580%, dated 1/31/2019 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $100,007,167 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2048 and the market value of those underlying securities was $102,179,551.	100,000,000
420,000,000	Interest in $600,000,000 joint repurchase agreement 2.480%, dated 1/14/2019 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $603,596,000 on 4/11/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $744,511,988.	420,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$750,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.410%, dated 1/29/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,468,611 on 2/5/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2068 and the market value of those underlying securities was $1,025,237,373.	$750,000,000
425,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.430%, dated 1/25/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,002,092,500 on 2/25/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,020,481,968.	425,000,000
1,600,000,000	Repurchase agreement 2.570%, dated 1/31/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,600,114,222 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2025 and the market value of those underlying securities was $1,632,116,557.	1,600,000,000
500,000,000	Repurchase agreement 2.250%, dated 1/31/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,031,250 on 2/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2025 and the market value of those underlying securities was $510,000,073.	500,000,000
500,000,000	Repurchase agreement 2.550%, dated 1/31/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,035,417 on 2/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $510,000,080.	500,000,000
3,000,000,000	Repurchase agreement 2.560%, dated 1/31/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,213,333 on 2/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $3,060,000,068.	3,000,000,000
250,000,000	Repurchase agreement 1.400%, dated 1/31/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $250,009,722 on 2/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2025 and the market value of those underlying securities was $254,414,050.	250,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$166,500,000	Repurchase agreement 2.580%, dated 1/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $166,511,933 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 4/25/2019 and the market value of those underlying securities was $169,830,060.	$166,500,000
250,000,000	Repurchase agreement 2.410%, dated 1/29/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,117,153 on 2/5/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2049 and the market value of those underlying securities was $255,119,496.	250,000,000
100,000,000	Repurchase agreement 2.410%, dated 1/30/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,046,861 on 2/6/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $102,047,798.	100,000,000
600,000,000	Interest in $1,100,000,000 joint repurchase agreement 2.570%, dated 1/31/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,100,078,528 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $1,111,505,590.	600,000,000
149,000,000	Repurchase agreement 2.590%, dated 1/31/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $149,010,720 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2049 and the market value of those underlying securities was $151,990,935.	149,000,000
750,000,000	Repurchase agreement 2.570%, dated 1/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $750,053,542 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $765,000,000.	750,000,000
970,000,000	Interest in $2,000,000,000 joint repurchase agreement 2.590%, dated 1/31/2019 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,143,889 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2068 and the market value of those underlying securities was $2,059,781,506.	970,000,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,000,387	Repurchase agreement 2.570%, dated 1/31/2019 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $250,018,234 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2020 and the market value of those underlying securities was $253,177,013.	$250,000,387
700,000,000	Interest in $950,000,000 joint repurchase agreement 2.450%, dated 1/17/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $955,818,750 on 4/17/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $969,989,256.	700,000,000
1,417,756,000	Interest in $2,200,000,000 joint repurchase agreement 2.580%, dated 1/31/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,157,667 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2060 and the market value of those underlying securities was $2,251,576,365.	1,417,756,000
1,000,000,000	Repurchase agreement 2.570%, dated 1/31/2019 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $1,000,071,389 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,020,000,050.	1,000,000,000
1,500,000,000	Interest in $4,500,000,000 joint repurchase agreement 2.580%, dated 1/31/2019 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $4,500,322,500 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2068 and the market value of those underlying securities was $4,592,729,968.	1,500,000,000
359,203,000	Repurchase agreement 2.600%, dated 1/31/2019 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $359,228,942 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2047 and the market value of those underlying securities was $365,575,247.	359,203,000
344,804,000	Repurchase agreement 2.590%, dated 1/31/2019 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $344,828,807 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $350,887,056.	344,804,000
Semi-Annual Shareholder Report
12

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement 2.580%, dated 1/31/2019 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $500,035,833 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $510,036,551.	$500,000,000
400,000,000	Repurchase agreement 2.570%, dated 1/31/2019 under which Societe Generale, New York will repurchase securities provided as collateral for $400,028,556 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $408,029,173.	400,000,000
1,252,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.570%, dated 1/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,214,167 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $3,071,159,427.	1,252,000,000
1,000,797,000	Interest in $3,000,000,000 joint repurchase agreement 2.590%, dated 1/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,215,833 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,076,654,651.	1,000,797,000
1,455,000,000	Interest in $2,955,000,000 joint repurchase agreement 2.590%, dated 1/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,955,212,596 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/25/2049 and the market value of those underlying securities was $3,015,858,102.	1,455,000,000
50,000,000	Repurchase agreement 2.590%, dated 1/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,003,597 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 6/15/2047 and the market value of those underlying securities was $51,003,669.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	34,879,160,387
	TOTAL INVESTMENT IN SECURITIES—99.5% (AT AMORTIZED COST)[3]	72,674,735,262
	OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	378,611,295
	TOTAL NET ASSETS—100%	$73,053,346,557
Semi-Annual Shareholder Report
13

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of January 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,		Period Ended 7/31/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.003	0.001	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.003	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.006)	(0.003)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.003)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.58%	0.31%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.15%[5]	1.11%	0.68%	0.42%[5]
Net investment income	1.11%[5]	0.24%	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.13%[5]	0.17%	0.58%	0.85%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,489	$2,365	$5,259	$11
1	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.013	0.001	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.013	0.001	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.013)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.013)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.03%	1.26%	0.47%	0.13%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.19%[3]	0.19%	0.18%	0.19%	0.11%	0.09%
Net investment income	2.03%[3]	1.24%	0.47%	0.13%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.14%[3]	0.15%	0.16%	0.15%	0.18%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,956,295	$23,308,693	$26,390,917	$23,378,298	$13,982,870	$20,822,025
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.010	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.010	0.001[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.010)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.010)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.91%	1.03%	0.23%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.42%[3]	0.41%	0.42%	0.30%	0.11%	0.09%
Net investment income	1.82%[3]	1.02%	0.23%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.15%	0.27%	0.43%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,393,649	$7,828,028	$8,078,425	$7,620,524	$8,429,371	$7,659,830
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Period Ended 7/31/2018[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.009
Net realized gain (loss)	(0.000)[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.009
Less Distributions:
Distributions from net investment income	(0.009)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.89%	0.91%
Ratios to Average Net Assets:
Net expenses	0.45%[4]	0.45%[4]
Net investment income	1.86%[4]	1.23%[4]
Expense waiver/reimbursement[5]	0.13%[4]	0.15%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$66,587	$12,413
1	Reflects operations for the period from September 28, 2017 (date of initial investment) to July 31, 2018.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.006	0.000[2]	0.000[2,3]	0.000[2]
Net realized gain (loss)	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.006	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.007)	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.007)	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.70%	0.60%	0.03%	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses	0.84%[6]	0.84%	0.60%	0.39%	0.14%[6]
Net investment income	1.38%[6]	0.60%	0.03%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.13%[6]	0.13%	0.38%	0.58%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$513,476	$494,899	$474,014	$610,317	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.004	0.000[2]	0.000[2]	0.000[2]
Net realized gain (loss)	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.004	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.006)	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.62%	0.39%	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.00%[5]	1.05%	0.59%	0.32%	0.14%[5]
Net investment income	1.22%[5]	0.31%	0.01%	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.18%[5]	0.18%	0.64%	0.92%	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$186,932	$96,724	$203,670	$350,278	$23,170
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.011	0.001	0.001	0.000[1]	0.000[1]
Net realized gain	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.011	0.001	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.011)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.011)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.97%	1.14%	0.36%	0.06%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.29%	0.25%	0.11%	0.09%
Net investment income	1.92%[3]	1.15%	0.38%	0.06%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.14%	0.18%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,297,907	$3,078,850	$2,568,978	$995,373	$773,154	$951,188
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.008	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.008	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.008)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.78%	0.76%	0.09%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.68%[3]	0.68%	0.56%	0.30%	0.12%	0.09%
Net investment income	1.60%[3]	0.74%	0.09%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.25%	0.54%	0.68%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,918,982	$597,348	$1,255,471	$1,080,216	$927,475	$738,550
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.013	0.001	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.013	0.001	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.010)	(0.013)	(0.001)	(0.002)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.010)	(0.013)	(0.001)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.05%	1.29%	0.51%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.15%	0.14%	0.16%	0.14%[4]
Net investment income	2.07%[4]	1.28%	0.52%	0.20%	0.01%[4]
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.14%	0.13%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,715,028	$29,053,580	$27,271,620	$11,385,203	$1,863,335
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
Period Ended (unaudited) 1/31/2019[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.001
Net realized gain	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001
Less Distributions:
Distributions from net investment income	(0.001)
Net Asset Value, End of Period	$1.00
Total Return[3]	0.09%
Ratios to Average Net Assets:
Net expenses	—%
Net investment income (loss)	2.87%[4]
Expense waiver/reimbursement[5]	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to January 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in repurchase agreements	$34,879,160,387
Investment in securities	37,795,574,875
Investment in securities, at amortized cost and fair value		$72,674,735,262
Cash		350,472,914
Income receivable		73,994,402
Receivable for investments sold		195,010,767
Receivable for shares sold		65,328,367
TOTAL ASSETS		73,359,541,712
Liabilities:
Payable for investments purchased	$147,582,000
Payable for shares redeemed	64,883,883
Income distribution payable	87,508,581
Payable for investment adviser fee (Note 4)	140,908
Payable for administrative fees (Note 4)	159,611
Payable for Directors'/Trustees' fees (Note 4)	96,362
Payable for distribution services fee (Note 4)	681,759
Payable for other service fees (Note 4)	4,147,233
Accrued expenses (Note 4)	994,818
TOTAL LIABILITIES		306,195,155
Net assets for 73,053,965,214 shares outstanding		$73,053,346,557
Net Assets Consist of:
Paid-in capital		$73,053,976,409
Total distributable earnings (loss)		(629,852)
TOTAL NET ASSETS		$73,053,346,557
Semi-Annual Shareholder Report
25

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$4,489,011 ÷ 4,489,049 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$22,956,295,246 ÷ 22,956,489,584 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$9,393,649,107 ÷ 9,393,728,631 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$66,587,195 ÷ 66,587,760 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$513,475,948 ÷ 513,480,293 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$186,932,414 ÷ 186,933,996 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,297,907,137 ÷ 3,297,935,147 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,918,981,958 ÷ 1,918,998,203 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$34,715,028,441 ÷ 34,715,322,451 shares oustanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$100 ÷ 100 shares oustanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$781,402,702
Expenses:
Investment adviser fee (Note 4)		$70,185,468
Administrative fee (Note 4)		28,079,152
Custodian fees		1,069,507
Transfer agent fee (Note 2)		1,422,689
Directors'/Trustees' fees (Note 4)		266,782
Auditing fees		12,658
Legal fees		6,272
Portfolio accounting fees		156,785
Distribution services fee (Note 4)		3,120,496
Other service fees (Notes 2 and 4 )		21,774,912
Share registration costs		204,137
Printing and postage		274,010
Miscellaneous (Note 4)		194,256
TOTAL EXPENSES		126,767,124
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(46,436,697)
Waiver/reimbursements of other operating expenses (Notes 2 and 4)	(1,459,403)
TOTAL WAIVERS AND REIMBURSEMENTS		(47,896,100)
Net expenses			78,871,024
Net investment income			702,531,678
Net realized loss on investments			(785,533)
Change in net assets resulting from operations			$701,746,145
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$702,531,678	$859,226,091
Net realized gain (loss)	(785,533)	12,418
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	701,746,145	859,238,509
Distributions to Shareholders (Note 2):
Class R Shares	(23,345)	(7,671)
Institutional Shares	(244,326,922)	(314,292,344)
Service Shares	(79,755,220)	(82,794,983)
Administrative Shares	(274,853)	(20,100)
Cash II Shares	(3,532,542)	(2,948,825)
Cash Series Shares	(1,223,937)	(390,509)
Capital Shares	(31,214,866)	(34,454,673)
Trust Shares	(10,100,629)	(4,484,682)
Premier Shares	(332,033,057)	(419,785,437)
Advisor Shares	(0)[1]	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(702,485,371)	(859,179,224)
Share Transactions:
Proceeds from sale of shares	270,510,476,139	477,828,306,518
Net asset value of shares issued to shareholders in payment of distributions declared	248,409,088	304,717,264
Cost of shares redeemed	(262,177,699,220)	(479,908,535,286)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,581,186,007	(1,775,511,504)
Change in net assets	8,580,446,781	(1,775,452,219)
Net Assets:
Beginning of period	64,472,899,776	66,248,351,995
End of period	$73,053,346,557	$64,472,899,776
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Effective January 18, 2019, the Fund began offering Advisor Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and
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valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class
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based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $47,896,100 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class R Shares	$4,904	$—
Institutional Shares	126,147	—
Service Shares	672,140	—
Administrative Shares	144	—
Cash II Shares	215,347	—
Cash Series Shares	48,115	—
Capital Shares	16,068	—
Trust Shares	181,346	—
Premier Shares	158,478	(166)
TOTAL	$1,422,689	$(166)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Class R Shares	$7,655
Institutional Shares	314,209,547
Service Shares	82,770,042
Administrative Shares	20,100
Cash II Shares	2,947,340
Cash Series Shares	389,881
Capital Shares	34,446,244
Trust Shares	4,481,023
Premier Shares	419,695,781

Net Realized Gain
Class R Shares	$16
Institutional Shares	82,797
Service Shares	24,941
Administrative Shares	0[1]
Cash II Shares	1,485
Cash Series Shares	628
Capital Shares	8,429
Trust Shares	3,659
Premier Shares	89,656
1	Represents less than $1.
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Undistributed net investment income as of July 31, 2018 was $107,028.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class R Shares	$4,849	$—
Institutional Shares	5,882,758	(1,409,058)
Service Shares	10,972,313	—
Administrative Shares	7,412	—
Cash II Shares	638,275	—
Cash Series Shares	250,895	—
Capital Shares	2,440,478	—
Trust Shares	1,577,932	—
TOTAL	$21,774,912	$(1,409,058)
For the six months ended January 31, 2019, the Fund's Premier Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	2,621,991	$2,621,991	3,992,665	$3,992,665
Shares issued to shareholders in payment of distributions declared	23,336	23,336	7,612	7,612
Shares redeemed	(521,293)	(521,293)	(6,893,943)	(6,893,943)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	2,124,034	$2,124,034	(2,893,666)	$(2,893,666)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	89,993,548,819	$89,993,548,819	168,908,223,922	$168,908,223,922
Shares issued to shareholders in payment of distributions declared	70,503,278	70,503,278	107,212,921	107,212,921
Shares redeemed	(90,416,211,547)	(90,416,211,547)	(172,097,680,018)	(172,097,680,018)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(352,159,450)	$(352,159,450)	(3,082,243,175)	$(3,082,243,175)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	16,012,529,525	$16,012,529,525	25,002,055,882	$25,002,055,882
Shares issued to shareholders in payment of distributions declared	30,565,252	30,565,252	28,706,170	28,706,170
Shares redeemed	(14,477,379,821)	(14,477,379,821)	(25,281,165,712)	(25,281,165,712)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,565,714,956	$1,565,714,956	(250,403,660)	$(250,403,660)
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	74,015,466	$74,015,466	23,798,674	$23,798,674
Shares redeemed	(19,840,760)	(19,840,760)	(11,385,620)	(11,385,620)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	54,174,706	$54,174,706	12,413,054	$12,413,054

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	539,831,940	$539,831,940	1,152,339,587	$1,152,339,587
Shares issued to shareholders in payment of distributions declared	3,504,873	3,504,873	2,932,080	2,932,080
Shares redeemed	(524,754,473)	(524,754,473)	(1,134,386,855)	(1,134,386,855)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	18,582,340	$18,582,340	20,884,812	$20,884,812

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	683,977,061	$683,977,061	295,149,872	$295,149,872
Shares issued to shareholders in payment of distributions declared	1,221,933	1,221,933	388,022	388,022
Shares redeemed	(594,989,068)	(594,989,068)	(402,483,471)	(402,483,471)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	90,209,926	$90,209,926	(106,945,577)	$(106,945,577)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,404,200,133	$5,404,200,133	11,361,819,709	$11,361,819,709
Shares issued to shareholders in payment of distributions declared	19,630,083	19,630,083	20,917,172	20,917,172
Shares redeemed	(5,204,738,841)	(5,204,738,841)	(10,872,868,513)	(10,872,868,513)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	219,091,375	$219,091,375	509,868,368	$509,868,368
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,220,187,343	$2,220,187,343	1,436,716,321	$1,436,716,321
Shares issued to shareholders in payment of distributions declared	7,426,040	7,426,040	2,163,640	2,163,640
Shares redeemed	(905,961,821)	(905,961,821)	(2,097,003,321)	(2,097,003,321)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	1,321,651,562	$1,321,651,562	(658,123,360)	$(658,123,360)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	155,579,563,761	$155,579,563,761	269,644,209,886	$269,644,209,886
Shares issued to shareholders in payment of distributions declared	115,534,293	115,534,293	142,389,647	142,389,647
Shares redeemed	(150,033,301,596)	(150,033,301,596)	(268,004,667,833)	(268,004,667,833)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	5,661,796,458	$5,661,796,458	1,781,931,700	$1,781,931,700

	Period Ended 1/31/2019[1]		Year Ended 7/31/2018
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	100	$100	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,581,186,007	$8,581,186,007	(1,775,511,504)	$(1,775,511,504)
1	Reflects operations for the period from January 18, 2019 to January 31, 2019.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund's Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund's Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $46,436,697 of its fee and reimbursed $166 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Administrative Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$9,770	$—
Administrative Shares	37,062	—
Cash II Shares	893,585	—
Cash Series Shares	602,147	(50,179)
Trust Shares	1,577,932	—
TOTAL	$3,120,496	$(50,179)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $170,124 fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $69,146 and reimbursed $1,409,058 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund's Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares and (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Fund's Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund's Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,005.80	$5.81
Institutional Shares	$1,000	$1,010.30	$0.96
Service Shares	$1,000	$1,009.10	$2.13
Administrative Shares	$1,000	$1,008.90	$2.28
Cash II Shares	$1,000	$1,007.00	$4.25
Cash Series Shares	$1,000	$1,006.20	$5.06
Capital Shares	$1,000	$1,009.70	$1.52
Trust Shares	$1,000	$1,007.80	$3.44
Premier Shares	$1,000	$1,010.50	$0.76
Advisor Shares	$1,000	$1,000.90	$0.00[2,3]
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,019.40	$5.85
Institutional Shares	$1,000	$1,024.20	$0.97
Service Shares	$1,000	$1,023.10	$2.14
Administrative Shares	$1,000	$1,022.90	$2.29
Cash II Shares	$1,000	$1,021.00	$4.28
Cash Series Shares	$1,000	$1,020.20	$5.09
Capital Shares	$1,000	$1,023.70	$1.53
Trust Shares	$1,000	$1,021.80	$3.47
Premier Shares	$1,000	$1,024.40	$0.77
Advisor Shares	$1,000	$1,025.20	$0.00[2,3]
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1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class R Shares	1.15%
Institutional Shares	0.19%
Service Shares	0.42%
Administrative Shares	0.45%
Cash II Shares	0.84%
Cash Series Shares	1.00%
Capital Shares	0.30%
Trust Shares	0.68%
Premier Shares	0.15%
Advisor Shares	0.00%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Advisor Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.76 and $0.77, respectively.
3	“Actual” expense information for the Fund's Advisor Shares is for the period from January 18, 2019 (start of performance) to January 31, 2019. Actual expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by 14/365 (to reflect the period from initial investment to period end). “Hypothetical” expense information for Advisor Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
Federated Government Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
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and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
Q450196 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
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Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	78.3%
U.S. Treasury Securities	29.9%
Other Assets and Liabilities—Net[2]	(8.2)%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	33.4%
8-30 Days	35.5%
31-90 Days	30.5%
91-180 Days	6.2%
181 Days or more	2.6%
Other Assets and Liabilities—Net[2]	(8.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—78.3%
$30,000,000		Federal Farm Credit System, 1.170%—1.180%, 5/16/2019 - 8/1/2019	$29,804,888
482,000,000	[1]	Federal Farm Credit System Discount Notes, 2.190%—2.590%, 2/8/2019 - 11/19/2019	478,791,790
69,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.361% (3-month USLIBOR -0.180%), 2/1/2019	69,511,337
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.368% (1-month USLIBOR -0.145%), 2/18/2019	74,996,450
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.381% (1-month USLIBOR -0.125%), 2/22/2019	50,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.382% (1-month USLIBOR -0.120%), 2/28/2019	49,999,367
135,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.388% (1-month USLIBOR -0.126%), 2/13/2019	135,000,406
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.392% (1-month USLIBOR -0.110%), 2/27/2019	25,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.407% (1-month USLIBOR -0.100%), 2/4/2019	49,999,151
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.412% (1-month USLIBOR -0.095%), 2/4/2019	49,999,838
115,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.420% (Secured Overnight Financing Rate +0.030%), 2/7/2019	115,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.426% (1-month USLIBOR -0.080%), 2/27/2019	49,998,030
24,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.432% (1-month USLIBOR +0.000%), 2/13/2019	24,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.449% (1-month USLIBOR -0.065%), 2/12/2019	24,999,434
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.481% (3-month USLIBOR -0.270%), 4/30/2019	24,997,530
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.494% (1-month USLIBOR -0.025%), 2/24/2019	19,999,804
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.500% (1-month USLIBOR -0.020%), 2/4/2019	19,999,337
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.507% (1-month USLIBOR +0.005%), 2/27/2019	12,999,415
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.561% (1-month USLIBOR +0.050%), 2/9/2019	11,997,860
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.591% (1-month USLIBOR +0.070%), 2/8/2019	12,997,477
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.602% (3-month USLIBOR -0.195%), 4/12/2019	9,999,256
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.606% (3-month USLIBOR -0.130%), 3/4/2019	$8,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.622% (3-month USLIBOR -0.150%), 4/23/2019	50,000,000
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.692%—2.700% (1-month USLIBOR +0.190%), 2/16/2019 - 2/26/2019	30,043,352
88,000,000		Federal Home Loan Bank System, 2.480%—2.500%, 5/20/2019 - 11/4/2019	87,993,727
2,079,740,000	[1]	Federal Home Loan Bank System Discount Notes, 2.230%—2.670%, 2/6/2019 - 12/16/2019	2,075,095,986
175,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.377%—2.382% (1-month USLIBOR -0.125%), 2/4/2019 - 2/26/2019	175,000,000
55,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.410% (Secured Overnight Financing Rate +0.020%), 2/1/2019	55,000,000
134,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.430% (Secured Overnight Financing Rate +0.040%), 2/1/2019	134,000,000
70,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.457%—2.475% (1-month USLIBOR -0.045%), 2/1/2019 - 2/28/2019	70,000,000
175,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.457% (1-month USLIBOR -0.050%), 2/3/2019	175,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 2/1/2019	30,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.478% (1-month USLIBOR -0.025%), 2/20/2019	20,000,000
60,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.487% (3-month USLIBOR -0.265%), 4/29/2019	60,500,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.500% (Secured Overnight Financing Rate +0.110%), 2/1/2019	25,000,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.519% (3-month USLIBOR -0.260%), 4/16/2019	35,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.529% (3-month USLIBOR -0.160%), 2/24/2019	50,002,174
1,925,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.632% (3-month USLIBOR -0.163%), 4/5/2019	1,924,776
280,800,000	[1]	Tennessee Valley Authority Discount Notes, 2.390%—2.400%, 2/5/2019 - 2/19/2019	280,595,487
		TOTAL GOVERNMENT AGENCIES	4,703,246,872
		U.S. TREASURY—29.9%
100,000,000		United States Treasury Bills, 2.180%, 2/7/2019	99,963,667
62,500,000		United States Treasury Bills, 2.240%, 3/7/2019	62,367,778
100,000,000		United States Treasury Bills, 2.266%, 3/14/2019	99,741,928
300,000,000		United States Treasury Bills, 2.271%, 2/5/2019	299,924,300
25,000,000		United States Treasury Bills, 2.330%, 2/28/2019	24,956,312
15,000,000		United States Treasury Bills, 2.333%, 4/4/2019	14,939,744
Semi-Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$250,000,000		United States Treasury Bills, 2.380%, 4/11/2019	$248,859,583
389,500,000		United States Treasury Bills, 2.380%—2.390%, 3/5/2019	388,765,824
15,000,000	[2]	United States Treasury Floating Rate Notes, 2.389% (91-day T-Bill +0.000%), 2/5/2019	15,000,311
24,000,000	[2]	United States Treasury Floating Rate Notes, 2.422% (91-day T-Bill +0.033%), 2/5/2019	23,998,650
97,590,000	[2]	United States Treasury Floating Rate Notes, 2.434% (91-day T-Bill +0.045%), 2/5/2019	97,483,583
300,000,000	[2]	United States Treasury Floating Rate Notes, 2.459% (91-day T-Bill +0.070%), 2/5/2019	300,040,249
100,000,000		United States Treasury Notes, 1.500%, 5/31/2019	99,684,498
20,000,000		United States Treasury Notes, 1.625%, 4/30/2019	19,960,848
		TOTAL U.S. TREASURY	1,795,687,275
		TOTAL INVESTMENT IN SECURITIES—108.2% (AT AMORTIZED COST)[3]	6,498,934,147
		OTHER ASSETS AND LIABILITIES - NET—(8.2)%[4]	(493,300,717)
		TOTAL NET ASSETS—100%	$6,005,633,430
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.009	0.001	0.001	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.009	0.001	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.009)	(0.009)	(0.001)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.009)	(0.009)	(0.001)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.85%	0.93%	0.14%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.52%[5,6]	0.51%[5]	0.50%[5]	0.37%[5]	0.09%[6]
Net investment income	1.69%[6]	0.93%	0.14%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.09%[6]	0.09%	0.11%	0.24%	0.55%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$168,649	$176,028	$177,555	$190,937	$0[8]
1	Reflects operations for the period July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.52% for the six months ended January 31, 2019, and 0.51%, 0.50% and 0.37% for the years ended July 31, 2018, 2017 and 2016, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.012	0.004	0.002	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.012	0.004	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.012)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.012)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.01%	1.23%	0.44%	0.13%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.20%	0.20%	0.19%	0.09%	0.08%
Net investment income	2.00%[4]	1.21%	0.43%	0.13%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.09%	0.10%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,294,460	$2,739,607	$3,074,463	$2,861,313	$2,672,599	$2,849,186
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20% for the six months ended January 31, 2019, and 0.20%, 0.20%, 0.19%, 0.09% and 0.08% for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.010	0.002	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.010	0.002	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.010)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.010)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.89%	0.98%	0.19%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.45%[4]	0.45%	0.45%	0.30%	0.09%	0.08%
Net investment income	1.75%[4]	0.96%	0.20%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.09%	0.24%	0.45%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,542,524	$2,651,637	$3,010,073	$2,693,327	$2,626,353	$2,577,908
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.45% for the six months ended January 31, 2019, and 0.45%, 0.45%, 0.30%, 0.09% and 0.08% for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$6,498,934,147
Cash		1,014,786
Income receivable		3,672,869
Receivable for shares sold		139,282
TOTAL ASSETS		6,503,761,084
Liabilities:
Payable for investments purchased	$488,304,775
Income distribution payable	8,483,794
Payable for shares redeemed	527,651
Payable for other service fees (Notes 2 and 4)	567,522
Payable for investment adviser fee (Note 4)	18,624
Payable for administrative fee (Note 4)	12,941
Accrued expenses (Note 4)	212,347
TOTAL LIABILITIES		498,127,654
Net assets for 6,005,613,245 shares outstanding		$6,005,633,430
Net Assets Consists of:
Paid-in capital		$6,005,622,623
Total distributable earnings		10,807
TOTAL NET ASSETS		$6,005,633,430
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$168,649,266 ÷ 168,648,954 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,294,459,782 ÷ 3,294,444,557 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,542,524,382 ÷ 2,542,519,734 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$62,178,155
Expenses:
Investment adviser fee (Note 4)		$5,640,644
Administrative fee (Note 4)		2,257,085
Custodian fees		88,333
Transfer agent fees (Note 2)		101,688
Directors'/Trustees' fees (Note 4)		23,715
Auditing fees		12,034
Legal fees		5,944
Other service fees (Notes 2 and 4)		3,324,415
Portfolio accounting fees		91,262
Share registration costs		44,816
Printing and postage		16,652
Miscellaneous (Note 4)		28,355
TOTAL EXPENSES		11,634,943
Waiver and Reduction:
Waiver of investment adviser fee (Note 4)	$(2,474,835)
Reduction of custodian fees (Note 5)	(1,111)
TOTAL WAIVER AND REDUCTION		(2,475,946)
Net expenses			9,158,997
Net investment income			53,019,158
Net realized gain on investments			10,934
Change in net assets resulting from operations			$53,030,092
See Notes which are an integral part of the Financial Statements
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10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,019,158	$63,350,662
Net realized gain	10,934	69,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,030,092	63,419,908
Distributions to Shareholders (Note 2):
Automated Shares	(1,486,950)	(1,607,420)
Institutional Shares	(29,886,697)	(34,748,157)
Service Shares	(21,692,871)	(27,104,113)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,066,518)	(63,459,690)
Share Transactions:
Proceeds from sale of shares	7,492,756,435	16,932,584,760
Net asset value of shares issued to shareholders in payment of distributions declared	9,546,896	11,659,458
Cost of shares redeemed	(7,063,905,655)	(17,639,024,306)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	438,397,676	(694,780,088)
Change in net assets	438,361,250	(694,819,870)
Net Assets:
Beginning of period	5,567,272,180	6,262,092,050
End of period	$6,005,633,430	$5,567,272,180
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by
Semi-Annual Shareholder Report
12

the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $2,475,946 is disclosed in various locations in Note 4 and Note 5.
For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$58,253
Institutional Shares	23,665
Service Shares	19,770
TOTAL	$101,688
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Automated Shares	$1,604,378
Institutional Shares	34,694,038
Service Shares	27,051,767

Net realized gain
Automated Shares	$3,042
Institutional Shares	54,119
Service Shares	52,346
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13

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$220,308
Service Shares	3,104,107
TOTAL	$3,324,415
For the six months ended January 31, 2019, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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14

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	147,181,084	$147,181,084	342,412,941	$342,412,941
Shares issued to shareholders in payment of distributions declared	1,387,842	1,387,842	1,587,470	1,587,470
Shares redeemed	(155,946,711)	(155,946,711)	(345,527,242)	(345,527,242)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(7,377,785)	$(7,377,785)	(1,526,831)	$(1,526,831)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,595,807,474	$4,595,807,474	9,053,232,516	$9,053,232,516
Shares issued to shareholders in payment of distributions declared	6,714,279	6,714,279	8,452,827	8,452,827
Shares redeemed	(4,047,652,115)	(4,047,652,115)	(9,396,519,605)	(9,396,519,605)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	554,869,638	$554,869,638	(334,834,262)	$(334,834,262)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,749,767,877	$2,749,767,877	7,536,939,303	$7,536,939,303
Shares issued to shareholders in payment of distributions declared	1,444,775	1,444,775	1,619,161	1,619,161
Shares redeemed	(2,860,306,829)	(2,860,306,829)	(7,896,977,459)	(7,896,977,459)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(109,094,177)	$(109,094,177)	(358,418,995)	$(358,418,995)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	438,397,676	$438,397,676	(694,780,088)	$(694,780,088)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $2,474,835 of its fee.
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15

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $5,621 of the other service fees disclosed in Note 2.
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16

Interfund Transactions
During the six months ended January 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. The purchase transactions complied with Rule 17a-7 under the Act and amounted to $189,854,592.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2019 the Fund's expenses were reduced by $1,111 under these arrangements.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,008.50	$2.63
Institutional Shares	$1,000	$1,010.10	$1.01
Service Shares	$1,000	$1,008.90	$2.28
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.58	$2.65
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.94	$2.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.52%
Institutional Shares	0.20%
Service Shares	0.45%
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Evaluation and Approval of Advisory Contract–May 2018
Federated Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
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group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
38172 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Institutional | GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

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Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	78.3%
U.S. Treasury Securities	29.9%
Other Assets and Liabilities—Net[2]	(8.2)%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	33.4%
8-30 Days	35.5%
31-90 Days	30.5%
91-180 Days	6.2%
181 Days or more	2.6%
Other Assets and Liabilities—Net[2]	(8.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—78.3%
$30,000,000		Federal Farm Credit System, 1.170%—1.180%, 5/16/2019 - 8/1/2019	$29,804,888
482,000,000	[1]	Federal Farm Credit System Discount Notes, 2.190%—2.590%, 2/8/2019 - 11/19/2019	478,791,790
69,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.361% (3-month USLIBOR -0.180%), 2/1/2019	69,511,337
75,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.368% (1-month USLIBOR -0.145%), 2/18/2019	74,996,450
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.381% (1-month USLIBOR -0.125%), 2/22/2019	50,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.382% (1-month USLIBOR -0.120%), 2/28/2019	49,999,367
135,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.388% (1-month USLIBOR -0.126%), 2/13/2019	135,000,406
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.392% (1-month USLIBOR -0.110%), 2/27/2019	25,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.407% (1-month USLIBOR -0.100%), 2/4/2019	49,999,151
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.412% (1-month USLIBOR -0.095%), 2/4/2019	49,999,838
115,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.420% (Secured Overnight Financing Rate +0.030%), 2/7/2019	115,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.426% (1-month USLIBOR -0.080%), 2/27/2019	49,998,030
24,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.432% (1-month USLIBOR +0.000%), 2/13/2019	24,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.449% (1-month USLIBOR -0.065%), 2/12/2019	24,999,434
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.481% (3-month USLIBOR -0.270%), 4/30/2019	24,997,530
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.494% (1-month USLIBOR -0.025%), 2/24/2019	19,999,804
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.500% (1-month USLIBOR -0.020%), 2/4/2019	19,999,337
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.507% (1-month USLIBOR +0.005%), 2/27/2019	12,999,415
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.561% (1-month USLIBOR +0.050%), 2/9/2019	11,997,860
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.591% (1-month USLIBOR +0.070%), 2/8/2019	12,997,477
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.602% (3-month USLIBOR -0.195%), 4/12/2019	9,999,256
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.606% (3-month USLIBOR -0.130%), 3/4/2019	$8,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.622% (3-month USLIBOR -0.150%), 4/23/2019	50,000,000
30,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.692%—2.700% (1-month USLIBOR +0.190%), 2/16/2019 - 2/26/2019	30,043,352
88,000,000		Federal Home Loan Bank System, 2.480%—2.500%, 5/20/2019 - 11/4/2019	87,993,727
2,079,740,000	[1]	Federal Home Loan Bank System Discount Notes, 2.230%—2.670%, 2/6/2019 - 12/16/2019	2,075,095,986
175,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.377%—2.382% (1-month USLIBOR -0.125%), 2/4/2019 - 2/26/2019	175,000,000
55,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.410% (Secured Overnight Financing Rate +0.020%), 2/1/2019	55,000,000
134,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.430% (Secured Overnight Financing Rate +0.040%), 2/1/2019	134,000,000
70,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.457%—2.475% (1-month USLIBOR -0.045%), 2/1/2019 - 2/28/2019	70,000,000
175,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.457% (1-month USLIBOR -0.050%), 2/3/2019	175,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.465% (Secured Overnight Financing Rate +0.075%), 2/1/2019	30,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.478% (1-month USLIBOR -0.025%), 2/20/2019	20,000,000
60,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.487% (3-month USLIBOR -0.265%), 4/29/2019	60,500,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.500% (Secured Overnight Financing Rate +0.110%), 2/1/2019	25,000,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.519% (3-month USLIBOR -0.260%), 4/16/2019	35,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.529% (3-month USLIBOR -0.160%), 2/24/2019	50,002,174
1,925,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.632% (3-month USLIBOR -0.163%), 4/5/2019	1,924,776
280,800,000	[1]	Tennessee Valley Authority Discount Notes, 2.390%—2.400%, 2/5/2019 - 2/19/2019	280,595,487
		TOTAL GOVERNMENT AGENCIES	4,703,246,872
		U.S. TREASURY—29.9%
100,000,000		United States Treasury Bills, 2.180%, 2/7/2019	99,963,667
62,500,000		United States Treasury Bills, 2.240%, 3/7/2019	62,367,778
100,000,000		United States Treasury Bills, 2.266%, 3/14/2019	99,741,928
300,000,000		United States Treasury Bills, 2.271%, 2/5/2019	299,924,300
25,000,000		United States Treasury Bills, 2.330%, 2/28/2019	24,956,312
15,000,000		United States Treasury Bills, 2.333%, 4/4/2019	14,939,744
Semi-Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$250,000,000		United States Treasury Bills, 2.380%, 4/11/2019	$248,859,583
389,500,000		United States Treasury Bills, 2.380%—2.390%, 3/5/2019	388,765,824
15,000,000	[2]	United States Treasury Floating Rate Notes, 2.389% (91-day T-Bill +0.000%), 2/5/2019	15,000,311
24,000,000	[2]	United States Treasury Floating Rate Notes, 2.422% (91-day T-Bill +0.033%), 2/5/2019	23,998,650
97,590,000	[2]	United States Treasury Floating Rate Notes, 2.434% (91-day T-Bill +0.045%), 2/5/2019	97,483,583
300,000,000	[2]	United States Treasury Floating Rate Notes, 2.459% (91-day T-Bill +0.070%), 2/5/2019	300,040,249
100,000,000		United States Treasury Notes, 1.500%, 5/31/2019	99,684,498
20,000,000		United States Treasury Notes, 1.625%, 4/30/2019	19,960,848
		TOTAL U.S. TREASURY	1,795,687,275
		TOTAL INVESTMENT IN SECURITIES—108.2% (AT AMORTIZED COST)[3]	6,498,934,147
		OTHER ASSETS AND LIABILITIES - NET—(8.2)%[4]	(493,300,717)
		TOTAL NET ASSETS—100%	$6,005,633,430
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.012	0.004	0.002	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.012	0.004	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.012)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.012)	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.01%	1.23%	0.44%	0.13%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.20%	0.20%	0.19%	0.09%	0.08%
Net investment income	2.00%[4]	1.21%	0.43%	0.13%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.09%	0.10%	0.20%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,294,460	$2,739,607	$3,074,463	$2,861,313	$2,672,599	$2,849,186
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20% for the six months ended January 31, 2019, and 0.20%, 0.20%, 0.19%, 0.09% and 0.08% for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$6,498,934,147
Cash		1,014,786
Income receivable		3,672,869
Receivable for shares sold		139,282
TOTAL ASSETS		6,503,761,084
Liabilities:
Payable for investments purchased	$488,304,775
Income distribution payable	8,483,794
Payable for shares redeemed	527,651
Payable for other service fees (Notes 2 and 4)	567,522
Payable for investment adviser fee (Note 4)	18,624
Payable for administrative fee (Note 4)	12,941
Accrued expenses (Note 4)	212,347
TOTAL LIABILITIES		498,127,654
Net assets for 6,005,613,245 shares outstanding		$6,005,633,430
Net Assets Consists of:
Paid-in capital		$6,005,622,623
Total distributable earnings		10,807
TOTAL NET ASSETS		$6,005,633,430
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$168,649,266 ÷ 168,648,954 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,294,459,782 ÷ 3,294,444,557 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,542,524,382 ÷ 2,542,519,734 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$62,178,155
Expenses:
Investment adviser fee (Note 4)		$5,640,644
Administrative fee (Note 4)		2,257,085
Custodian fees		88,333
Transfer agent fees (Note 2)		101,688
Directors'/Trustees' fees (Note 4)		23,715
Auditing fees		12,034
Legal fees		5,944
Other service fees (Notes 2 and 4)		3,324,415
Portfolio accounting fees		91,262
Share registration costs		44,816
Printing and postage		16,652
Miscellaneous (Note 4)		28,355
TOTAL EXPENSES		11,634,943
Waiver and Reduction:
Waiver of investment adviser fee (Note 4)	$(2,474,835)
Reduction of custodian fees (Note 5)	(1,111)
TOTAL WAIVER AND REDUCTION		(2,475,946)
Net expenses			9,158,997
Net investment income			53,019,158
Net realized gain on investments			10,934
Change in net assets resulting from operations			$53,030,092
See Notes which are an integral part of the Financial Statements
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8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,019,158	$63,350,662
Net realized gain	10,934	69,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,030,092	63,419,908
Distributions to Shareholders (Note 2):
Automated Shares	(1,486,950)	(1,607,420)
Institutional Shares	(29,886,697)	(34,748,157)
Service Shares	(21,692,871)	(27,104,113)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,066,518)	(63,459,690)
Share Transactions:
Proceeds from sale of shares	7,492,756,435	16,932,584,760
Net asset value of shares issued to shareholders in payment of distributions declared	9,546,896	11,659,458
Cost of shares redeemed	(7,063,905,655)	(17,639,024,306)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	438,397,676	(694,780,088)
Change in net assets	438,361,250	(694,819,870)
Net Assets:
Beginning of period	5,567,272,180	6,262,092,050
End of period	$6,005,633,430	$5,567,272,180
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Automated Shares and Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and
Semi-Annual Shareholder Report
10

valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $2,475,946 is disclosed in various locations in Note 4 and Note 5.
For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$58,253
Institutional Shares	23,665
Service Shares	19,770
TOTAL	$101,688
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Automated Shares	$1,604,378
Institutional Shares	34,694,038
Service Shares	27,051,767

Net realized gain
Automated Shares	$3,042
Institutional Shares	54,119
Service Shares	52,346
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11

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$220,308
Service Shares	3,104,107
TOTAL	$3,324,415
For the six months ended January 31, 2019, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	147,181,084	$147,181,084	342,412,941	$342,412,941
Shares issued to shareholders in payment of distributions declared	1,387,842	1,387,842	1,587,470	1,587,470
Shares redeemed	(155,946,711)	(155,946,711)	(345,527,242)	(345,527,242)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(7,377,785)	$(7,377,785)	(1,526,831)	$(1,526,831)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,595,807,474	$4,595,807,474	9,053,232,516	$9,053,232,516
Shares issued to shareholders in payment of distributions declared	6,714,279	6,714,279	8,452,827	8,452,827
Shares redeemed	(4,047,652,115)	(4,047,652,115)	(9,396,519,605)	(9,396,519,605)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	554,869,638	$554,869,638	(334,834,262)	$(334,834,262)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,749,767,877	$2,749,767,877	7,536,939,303	$7,536,939,303
Shares issued to shareholders in payment of distributions declared	1,444,775	1,444,775	1,619,161	1,619,161
Shares redeemed	(2,860,306,829)	(2,860,306,829)	(7,896,977,459)	(7,896,977,459)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(109,094,177)	$(109,094,177)	(358,418,995)	$(358,418,995)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	438,397,676	$438,397,676	(694,780,088)	$(694,780,088)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $2,474,835 of its fee.
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13

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $5,621 of the other service fees disclosed in Note 2.
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14

Interfund Transactions
During the six months ended January 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. The purchase transactions complied with Rule 17a-7 under the Act and amounted to $189,854,592.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2019 the Fund's expenses were reduced by $1,111 under these arrangements.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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15

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,010.10	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
16

Evaluation and Approval of Advisory Contract–May 2018
Federated Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
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group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Institutional Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

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Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	44.4%
Other Repurchase Agreements and Repurchase Agreements	29.6%
Variable Rate Instruments	17.6%
Certificates of Deposit	8.3%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.2%[4]
8-30 Days	24.9%
31-90 Days	25.9%
91-180 Days	3.3%
181 Days or more	1.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, collateralized loan agreements, commercial paper, corporate bonds and loan participations with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 29.9% of the Fund's portfolio.
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Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
		BANK NOTE—1.7%
		Finance - Banking—1.7%
$1,000,000		Bank of America N.A., 2.600%, 4/4/2019	$1,000,398
		CERTIFICATES OF DEPOSIT—4.6%
		Finance - Banking—4.6%
2,300,000		Sumitomo Mitsui Trust Bank Ltd., 2.410%, 2/6/2019	2,300,000
500,000		Wells Fargo Bank International, 2.640%, 3/21/2019	500,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,800,000)	2,800,000
	[1]	COMMERCIAL PAPER—42.7%
		Finance - Banking—12.7%
1,400,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.555%—2.722%, 2/28/2019 - 3/8/2019	1,397,034
1,500,000		Banque et Caisse d'Epargne de L'Etat, 2.470%, 3/6/2019	1,496,645
1,500,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.668%, 2/20/2019	1,497,902
800,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.712%, 2/7/2019 - 2/19/2019	799,370
1,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.588%, 2/20/2019	998,638
500,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.502%, 2/15/2019	499,514
1,000,000		NRW.Bank, 2.732%, 2/19/2019	998,640
		TOTAL	7,687,743
		Finance - Retail—18.1%
2,000,000		CAFCO, LLC, 2.806%—2.826%, 3/25/2019	1,991,940
2,250,000		CRC Funding, LLC, 2.658%—2.820%, 4/5/2019 - 5/1/2019	2,237,946
1,000,000		Chariot Funding LLC, 2.995%, 7/8/2019	987,623
800,000		Fairway Finance Co. LLC, 2.658%, 2/8/2019	799,589
1,000,000		Old Line Funding, LLC, 2.828%, 5/15/2019	992,209
1,500,000		Sheffield Receivables Company LLC, 2.877%, 4/5/2019	1,492,915
1,000,000		Starbird Funding Corp., 2.687%, 2/12/2019	999,184
1,400,000		Thunder Bay Funding, LLC, 2.623%—2.700%, 2/20/2019 - 2/26/2019	1,397,590
		TOTAL	10,898,996
		Finance - Securities—7.7%
1,700,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.819%, 4/4/2019	1,692,187
1,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.929%, 8/15/2019	984,696
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Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Securities—continued
$2,000,000		Longship Funding LLC, (Nordea Bank Abp COL), 2.431%, 2/6/2019	$1,999,325
		TOTAL	4,676,208
		Insurance—2.5%
1,500,000		UnitedHealth Group, Inc., 2.656%, 2/19/2019	1,498,012
		Sovereign—1.7%
1,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.678%, 2/23/2019	998,596
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $25,757,580)	25,759,555
	[2]	NOTES - VARIABLE—17.6%
		Finance - Banking—15.1%
500,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.720% (1-month USLIBOR +0.200%), 2/1/2019	500,000
300,000		Bank of Montreal, 2.751% (3-month USLIBOR +0.210%), 2/1/2019	300,262
330,000		Bank of Montreal, 3.051% (3-month USLIBOR +0.250%), 3/18/2019	330,053
1,000,000		Bank of Nova Scotia, Toronto, 2.820% (Secured Overnight Financing Rate +0.430%), 2/1/2019	1,000,138
500,000		Bank of Nova Scotia, Toronto, 2.883% (3-month USLIBOR +0.100%), 4/10/2019	500,166
1,000,000		Canadian Imperial Bank of Commerce, 2.812% (1-month USLIBOR +0.310%), 2/26/2019	1,000,481
500,000		Canadian Imperial Bank of Commerce, 2.918% (3-month USLIBOR +0.180%), 3/1/2019	500,000
500,000		Canadian Imperial Bank of Commerce, 3.042% (3-month USLIBOR +0.220%), 3/27/2019	500,523
500,000		Royal Bank of Canada, 2.919% (3-month USLIBOR +0.140%), 4/16/2019	500,417
1,000,000		Royal Bank of Canada, 3.014% (3-month USLIBOR +0.210%), 4/8/2019	1,001,451
500,000		Royal Bank of Canada, 3.018% (3-month USLIBOR +0.210%), 4/3/2019	500,714
500,000		Wells Fargo Bank, N.A., 2.971% (3-month USLIBOR +0.200%), 4/25/2019	500,296
1,500,000		Westpac Banking Corp. Ltd., Sydney, 2.701% (1-month USLIBOR +0.190%), 2/11/2019	1,499,776
500,000		Westpac Banking Corp. Ltd., Sydney, 2.975% (3-month USLIBOR +0.180%), 4/2/2019	500,266
		TOTAL	9,134,543
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Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—1.7%
$500,000		Chariot Funding LLC, 2.710% (1-month USLIBOR +0.210%), 2/25/2019	$499,926
500,000		Old Line Funding, LLC, 2.806% (1-month USLIBOR +0.290%), 2/11/2019	500,110
		TOTAL	1,000,036
		Finance - Securities—0.8%
500,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.924% (3-month USLIBOR +0.100%), 3/25/2019	500,093
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $10,630,536)	10,634,672
		TIME DEPOSIT—3.7%
		Finance - Banking—3.7%
2,200,000		ABN Amro Bank NV, 2.420%, 2/6/2019	2,200,000
		OTHER REPURCHASE AGREEMENTS—10.1%
		Finance - Banking—10.1%
1,500,000		BNP Paribas S.A. 2.69%, dated 1/31/2019, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,868 on 2/1/2019, in which corporate bonds with a market value of $25,502,096 have been received as collateral and held with BNY Mellon as tri-party agent.	1,500,000
1,600,000		Citigroup Global Markets, Inc., 2.89%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,004,014 on 2/1/2019, in which asset-backed securities, collateralized mortgage obligations and sovereign with a market value of $51,004,095 have been received as collateral and held with BNY Mellon as tri-party agent.	1,600,000
2,000,000		HSBC Securities (USA), Inc., 2.49%, dated 1/31/2019, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,015,563 on 2/1/2019, in which corporate bonds and medium-term notes with a market value of $229,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	2,000,000
1,000,000		Mizuho Securities USA LLC., 2.81%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,903 on 2/1/2019, in which collateralized mortgage obligations with a market value of $51,003,981 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $6,100,000)	6,100,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—19.5%
	Finance - Banking—19.5%
$6,839,000	Interest in $2,200,000,000 joint repurchase agreement 2.58%, dated 1/31/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,157,667 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2060 and the market value of those underlying securities was $2,251,576,365.	$6,839,000
4,900,000	Interest in $250,000,000 joint repurchase agreement 2.59%, dated 1/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,017,986 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2057 and the market value of those underlying securities was $255,137,278.	4,900,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $11,739,000)	11,739,000
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $60,227,116)[3]	60,233,625
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	85,749
	TOTAL NET ASSETS—100%	$60,319,374
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Current rate and current maturity or next reset date shown for floating/variable rate notes.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
6

The following acronyms are used throughout this portfolio:
COL	—Collateralized
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$0.9997	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0115	0.0157	0.0067	0.003	0.001	0.001
Net realized gain (loss)	0.0000[2]	(0.0004)	0.0001	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0115	0.0153	0.0068	0.003	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.0115)	(0.0157)	(0.0067)	(0.003)	(0.001)	(0.001)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.0115)	(0.0157)	(0.0067)	(0.003)	(0.001)	(0.001)
Net Asset Value, End of Period	$0.9997	$0.9997	$1.0001	$1.00	$1.00	$1.00
Total Return[4]	1.15%	1.54%	0.68%	0.33%	0.11%	0.05%
Ratios to Average Net Assets:
Net expenses	0.15%[5]	0.15%	0.15%	0.16%	0.15%	0.20%[6]
Net investment income	2.28%[5]	1.47%	0.43%	0.36%	0.11%	0.05%
Expense waiver/reimbursement[7]	1.09%[5]	0.81%	0.18%	0.14%	0.14%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,098	$34,986	$59,661	$7,243,840	$4,055,957	$461,278
1	Federated Prime Management Obligations Fund (the “Predecessor Fund”) was reorganized into Federated Institutional Money Market Management (the “Fund”) as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Represents less than $0.0001.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$0.9997	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0102	0.0133	0.0043	0.001	0.000[2]	0.000[2]
Net realized gain (loss)	0.0000[3]	(0.0005)	0.0000[3]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0102	0.0128	0.0043	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0102)	(0.0132)	(0.0042)	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0102)	(0.0132)	(0.0042)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$0.9997	$0.9997	$1.0001	$1.00	$1.00	$1.00
Total Return[4]	1.03%	1.28%	0.43%	0.11%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.40%[5]	0.40%	0.40%	0.37%	0.25%	0.25%[6]
Net investment income	2.04%[5]	1.25%	0.18%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[7]	1.10%[5]	0.85%	0.16%	0.17%	0.30%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$549	$499	$1,017	$156,150	$143,823	$359,164
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$0.9997	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0110	0.0147	0.0058	0.002	0.000[2]	0.000[2]
Net realized gain (loss)	0.0000[3]	(0.0004)	(0.0000)[3]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0110	0.0143	0.0058	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0110)	(0.0147)	(0.0057)	(0.002)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.000)[2]	(0.000)2	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0110)	(0.0147)	(0.0057)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$0.9997	$0.9997	$1.0001	$1.00	$1.00	$1.00
Total Return[4]	1.10%	1.44%	0.58%	0.23%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%[5]	0.25%	0.25%	0.26%	0.25%	0.25%[6]
Net investment income	2.18%[5]	1.44%	0.28%	0.18%	0.02%	0.01%
Expense waiver/reimbursement[7]	1.10%[5]	0.86%	0.21%	0.14%	0.15%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$176	$174	$172	$8,350	$105,175	$34,502
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$0.9997	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0105	0.0137	0.0044	0.001	0.000[2]	—
Net realized gain (loss)	0.0000[3]	(0.0004)	0.0001	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.0105	0.0133	0.0045	0.001	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.0105)	(0.0137)	(0.0044)	(0.001)	(0.000)[2]	—
Distributions from net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.0105)	(0.0137)	(0.0044)	(0.001)	(0.000)[2]	—
Net Asset Value, End of Period	$0.9997	$0.9997	$1.0001	$1.00	$1.00	$1.00
Total Return[4]	1.05%	1.33%	0.46%	0.12%	0.01%	0.00%
Ratios to Average Net Assets:
Net expenses	0.35%[5]	0.35%	0.38%	0.37%	0.25%	0.23%[5]
Net investment income	2.08%[5]	1.32%	0.43%	0.11%	0.01%	0.00%[5]
Expense waiver/reimbursement[6]	1.10%[5]	0.85%	0.34%	0.17%	0.30%	0.51%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,497	$6,275	$7,418	$12,520	$15,889	$17,071
1	Reflects operations for the period from July 21, 2014 (deemed the date of initial investment pursuant to a reorganization that took place on July 18, 2014) to July 31, 2014.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$17,839,000
Investment in securities	42,394,625
Investment in securities, at value (identified cost $60,227,116)		$60,233,625
Cash		187,616
Income receivable		37,271
TOTAL ASSETS		60,458,512
Liabilities:
Income distribution payable	18,532
Capital gain distribution payable	198
Payable for investment adviser fee (Note 5)	1,374
Payable for administrative fees (Note 5)	132
Payable for custodian fees	6,736
Payable for transfer agent fee	38,938
Payable for auditing fees	10,722
Payable for portfolio accounting fees	46,144
Payable for other service fees (Note 5)	3,909
Payable for share registration costs	9,110
Accrued expenses (Note 5)	3,343
TOTAL LIABILITIES		139,138
Net assets for 60,335,383 shares outstanding		$60,319,374
Net Assets Consist of:
Paid-in capital		$60,312,847
Total distributable earnings		6,527
TOTAL NET ASSETS		$60,319,374
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$53,097,923 ÷ 53,112,055 shares outstanding, no par value, unlimited shares authorized		$0.9997
Service Shares:
$548,613 ÷ 548,805 shares outstanding, no par value, unlimited shares authorized		$0.9997
Capital Shares:
$176,191 ÷ 176,237 shares outstanding, no par value, unlimited shares authorized		$0.9997
Eagle Shares:
$6,496,647 ÷ 6,498,286 shares outstanding, no par value, unlimited shares authorized		$0.9997
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$630,692
Expenses:
Investment adviser fee (Note 5)		$51,778
Administrative fee (Note 5)		20,806
Custodian fees		11,290
Transfer agent fee		80,507
Directors'/Trustees' fees (Note 5)		389
Auditing fees		10,723
Legal fees		6,220
Portfolio accounting fees		68,964
Other service fees (Notes 2 and 5)		6,840
Share registration costs		38,374
Printing and postage		9,339
Interest expense		2,766
Insurance expense		1,871
Loan commitment fee expense		4,575
Miscellaneous (Note 5)		15,506
TOTAL EXPENSES		329,948
Waiver and Reimbursement (Note 5):
Waiver of investment adviser fee	$(51,778)
Reimbursement of other operating expenses	(231,229)
TOTAL WAIVER AND REIMBURSEMENT		(283,007)
Net expenses			46,941
Net investment income			583,751
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			197
Net change in unrealized appreciation of investments			3,304
Change in net assets resulting from operations			$587,252
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$583,751	$1,033,914
Net realized gain	197	196
Net change in unrealized appreciation/depreciation	3,304	(14,282)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	587,252	1,019,828
Distributions to Shareholders (Note 2):
Institutional Shares	(513,106)	(958,407)
Service Shares	(3,842)	(8,773)
Capital Shares	(1,922)	(2,535)
Eagle Shares	(65,269)	(92,435)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(584,139)	(1,062,150)
Share Transactions:
Proceeds from sale of shares	64,715,512	172,276,581
Net asset value of shares issued to shareholders in payment of distributions declared	470,192	870,937
Cost of shares redeemed	(46,804,254)	(199,439,663)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,381,450	(26,292,145)
Change in net assets	18,384,563	(26,334,467)
Net Assets:
Beginning of period	41,934,811	68,269,278
End of period	$60,319,374	$41,934,811
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Semi-Annual Shareholder Report
15

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
16

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report
17

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $283,007 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Institutional Shares	$932,978
Service Shares	8,493
Capital Shares	2,475
Eagle Shares	89,984

Net realized gain
Institutional Shares	$25,429
Service Shares	280
Capital Shares	60
Eagle Shares	2,451
Undistributed net investment income at July 31, 2018 was $13.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$468
Capital Shares	89
Eagle Shares	6,283
TOTAL	$6,840
For the six months ended January 31, 2019, the Fund's Institutional Shares did not incur other service fees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	61,461,991	$61,441,220	163,611,133	$163,548,096
Shares issued to shareholders in payment of distributions declared	404,504	404,364	778,657	778,311
Shares redeemed	(43,750,418)	(43,736,411)	(189,049,044)	(188,962,888)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	18,116,077	$18,109,173	(24,659,254)	$(24,636,481)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,813,945	$2,812,791	8,078,626	$8,075,565
Shares issued to shareholders in payment of distributions declared	200	200	266	266
Shares redeemed	(2,764,805)	(2,763,708)	(8,596,576)	(8,593,460)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	49,340	$49,283	(517,684)	$(517,629)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	1,920	1,920	2,536	2,535
Shares redeemed	—	—	(277)	(277)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,920	$1,920	2,259	$2,258

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	461,678	$461,501	653,310	$652,920
Shares issued to shareholders in payment of distributions declared	63,730	63,708	89,862	89,825
Shares redeemed	(304,240)	(304,135)	(1,883,764)	(1,883,038)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	221,168	$221,074	(1,140,592)	$(1,140,293)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	18,388,505	$18,381,450	(26,315,271)	$(26,292,145)
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4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $60,227,116. The net unrealized appreciation of investments for federal tax purposes was $6,509. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $467.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain other operating expenses of the Fund. For the six months ended January 31, 2019, the Adviser voluntarily waived its entire fee of $51,778 and voluntarily reimbursed $231,229 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Other Service Fees
For the six months ended January 31, 2019, FSSC received $7,194 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,011.50	$0.76
Service Shares	$1,000	$1,010.30	$2.03
Capital Shares	$1,000	$1,011.00	$1.27
Eagle Shares	$1,000	$1,010.50	$1.77[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.40	$0.77
Service Shares	$1,000	$1,023.20	$2.04
Capital Shares	$1,000	$1,023.90	$1.28
Eagle Shares	$1,000	$1,023.40	$1.79[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.25%
Eagle Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.03 and $2.04, respectively.
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Evaluation and Approval of Advisory Contract–May 2018
Federated Institutional Money Market Management (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
33

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
34

Federated Institutional Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
8080103 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX
	Service | MOSXX	Cash II | MODXX	Cash Series | MFSXX
Capital | MFCXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	73.6%
Municipal Notes	21.1%
Commercial Paper	4.8%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.7%
8 to 30 Days	4.1%
31 to 90 Days	12.0%
91 to 180 Days	9.1%
181 Days or more	5.6%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.5%
		Alabama—6.1%
$ 3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs, (FNMA LOC), 1.560%, 2/7/2019	$3,470,000
1,345,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.510%, 2/7/2019	1,345,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 1.730%, 2/1/2019	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.600%, 2/7/2019	15,000,000
12,665,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 1.510%, 2/7/2019	12,665,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 1.510%, 2/7/2019	10,000,000
4,650,000		Montgomery, AL IDB (Andersons ALACO Lawn, Inc.), (Series 1999) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.520%, 2/7/2019	4,650,000
9,900,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs, (GTD by Nucor Corp.), 1.640%, 2/6/2019	9,900,000
64,080,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.700%, 2/1/2019	64,080,000
27,590,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.700%, 2/1/2019	27,590,000
		TOTAL	198,700,000
		Arizona—0.4%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.680%, 2/7/2019	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.540%, 2/7/2019	6,750,000
		TOTAL	12,360,000
		Arkansas—0.1%
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.590%, 2/6/2019	3,830,000
		California—3.7%
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 1.500%, 2/7/2019	4,910,000
23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.550%, 2/7/2019	23,745,000
13,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.800%, Mandatory Tender 2/12/2019	13,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 2,245,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs, (Comerica Bank LOC), 1.580%, 2/7/2019	$2,245,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 1.490%, 2/7/2019	2,000,000
825,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs, (Comerica Bank LOC), 1.540%, 2/6/2019	825,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.520%, 2/7/2019	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.520%, 2/6/2019	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 1.520%, 2/7/2019	2,940,000
1,400,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.630%, 2/7/2019	1,400,000
8,500,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 1.840%, 2/7/2019	8,500,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs, (Citibank NA, New York LIQ), 1.580%, 2/7/2019	19,500,000
5,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.570%, 2/7/2019	5,500,000
2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.570%, 2/7/2019	2,000,000
		TOTAL	119,565,000
		Colorado—2.6%
7,390,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/18/2019	7,390,000
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.490%, 2/7/2019	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.630%, 2/7/2019	4,615,000
1,625,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.580%, 2/7/2019	1,625,000
1,690,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.680%, 2/7/2019	1,690,000
50,000,000		Colorado State, Education Loan Program (Series B) TRANs, 3.000%, 6/27/2019	50,279,833
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 2/7/2019	$2,185,000
1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 2/7/2019	1,835,000
11,135,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/25/2019	11,135,000
		TOTAL	84,054,833
		Connecticut—0.6%
2,631,000		Berlin, CT BANs, 3.000%, 6/26/2019	2,639,749
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs, (Bank of America N.A. LIQ), 1.520%, 2/7/2019	5,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	11,500,000
		TOTAL	19,139,749
		District of Columbia—0.1%
4,760,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	4,760,000
		Florida—11.5%
8,800,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.800%, 2/1/2019	8,800,000
9,700,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Daily VRDNs, 1.800%, 2/1/2019	9,700,000
14,250,000		Broward County, FL HFA (Sanctuary Cove Apartments), (Series 2003 A) Weekly VRDNs, (FNMA LOC), 1.480%, 2/7/2019	14,250,000
14,110,000		Citizens Property Insurance Coastal Account, (Series 2011 A-1), 5.000%, 6/1/2019	14,259,263
10,000,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.720%, Mandatory Tender 4/2/2019	10,000,000
12,900,000		Florida Housing Finance Corp. (Prime/Commander Drive, LLC) Weekly VRDNs, (FNMA LOC), 1.480%, 2/7/2019	12,900,000
4,960,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	4,960,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/22/2019	3,650,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.680%, Optional Tender 4/1/2019	5,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$11,500,000		Hillsborough County, FL HFA (Hunters Run LLC) Weekly VRDNs, (FNMA LOC), 1.480%, 2/7/2019	$11,500,000
20,350,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.510%, 2/6/2019	20,350,000
32,360,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.510%, 2/6/2019	32,360,000
26,420,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.510%, 2/6/2019	26,420,000
33,930,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.540%, 2/7/2019	33,930,000
31,685,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.540%, 2/7/2019	31,685,000
5,210,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.550%, 2/6/2019	5,210,000
11,750,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.540%, 2/6/2019	11,750,000
2,600,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 1.700%, Mandatory Tender 2/6/2019	2,600,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.880%, Mandatory Tender 3/11/2019	10,000,000
13,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), CP, 1.880%, Mandatory Tender 3/11/2019	13,000,000
14,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.590%, 2/7/2019	14,000,000
11,000,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs, (Royal Bank of Canada LOC), 1.660%, 2/6/2019	11,000,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.580%, 2/7/2019	10,000,000
7,650,000		Orange County, FL HFA (Marbella Pointe), (Series 2007A) Weekly VRDNs, (FHLB of San Francisco LOC), 1.480%, 2/7/2019	7,650,000
14,090,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Tender Option Bond Trust Certificates (Series 2018-XF2523) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.550%, 2/7/2019	14,090,000
26,100,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.770%, 2/1/2019	26,100,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, Mandatory Tender 4/18/2019	10,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 1,600,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.550%, 2/7/2019	$1,600,000
		TOTAL	376,764,263
		Georgia—2.0%
15,455,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.630%, Optional Tender 3/28/2019	15,455,000
27,960,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.530%, Optional Tender 2/1/2019	27,960,000
11,075,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.800%, 2/1/2019	11,075,000
5,605,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs, (SunTrust Bank LOC), 1.470%, 2/6/2019	5,605,000
6,450,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs, (FHLB of Atlanta LOC), 1.580%, 2/7/2019	6,450,000
		TOTAL	66,545,000
		Hawaii—0.1%
4,600,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.880%, 2/7/2019	4,600,000
		Illinois—3.5%
6,210,000		Chicago, IL O'Hare International Airport, Golden Blue 3a-7 (Series 2019-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	6,210,000
6,790,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XG0219) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.510%, 2/7/2019	6,790,000
4,160,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 2/7/2019	4,160,000
7,610,000		Chicago, IL Wastewater Transmission, Golden Blue 3a-7 (Series 2018-028) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	7,610,000
30,000,000		Chicago, IL, (Series E), CP, (Bank of America N.A. LOC), 1.720%, Mandatory Tender 5/23/2019	30,000,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.580%, 2/7/2019	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.600%, 2/7/2019	6,000,000
11,490,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs, (FirstMerit Bank, N.A. LOC), 1.590%, 2/7/2019	11,490,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$ 6,625,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (FirstMerit Bank, N.A. LOC), 1.590%, 2/7/2019	$6,625,000
4,900,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 1.580%, 2/7/2019	4,900,000
4,590,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs, (FHLB of Chicago LIQ), 1.540%, 2/7/2019	4,590,000
5,320,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs, (FHLB of Chicago LIQ), 1.550%, 2/6/2019	5,320,000
17,750,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.510%, 2/7/2019	17,750,000
235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.590%, 2/7/2019	235,000
		TOTAL	112,680,000
		Indiana—1.0%
6,420,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 1.560%, 2/7/2019	6,420,000
800,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/7/2019	800,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.550%, 2/7/2019	12,900,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs, (AgriBank FCB LOC), 1.490%, 2/7/2019	5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.520%, 2/7/2019	6,000,000
		TOTAL	31,120,000
		Iowa—0.6%
8,395,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, 1.450%, 2/6/2019	8,395,000
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.490%, 2/7/2019	5,300,000
5,280,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.480%, 2/7/2019	5,280,000
		TOTAL	18,975,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—0.1%
$ 1,785,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.390%, 2/1/2019	$1,785,000
2,010,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.690%, 2/7/2019	2,010,000
720,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs, (Comerica Bank LOC), 1.910%, 2/7/2019	720,000
		TOTAL	4,515,000
		Louisiana—3.8%
18,000,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.610%, 2/6/2019	18,000,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.610%, 2/6/2019	7,000,000
3,300,000		Calcasieu Parish, LA, IDB (HydroServe Westlake, LLC), (Series 1998) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.560%, 2/6/2019	3,300,000
4,000,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 1.590%, 2/6/2019	4,000,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.560%, 2/7/2019	4,630,000
1,400,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs, (FHLB of Dallas LOC), 1.600%, 2/7/2019	1,400,000
47,190,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.600%, 2/6/2019	47,190,000
39,175,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.670%, 2/6/2019	39,175,000
		TOTAL	124,695,000
		Maryland—1.0%
935,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.400%, 2/1/2019	935,000
4,965,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/25/2019	4,965,000
26,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 1.810%, Optional Tender 3/1/2019	26,000,000
1,300,000		Washington County, MD Economic Development Revenue Board (Packaging Services of Maryland, Inc.), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/7/2019	1,300,000
		TOTAL	33,200,000
		Massachusetts—1.8%
18,200,000		Commonwealth of Massachusetts, (Series A) RANs, 4.000%, 4/25/2019	18,294,914
2,000,000		Leicester, MA BANs, 2.500%, 2/15/2019	2,000,717
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$ 10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 1.830%, Mandatory Tender 2/4/2019	$10,000,000
13,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), CP, (GTD by Massachusetts Electric Co.), 1.670%, Mandatory Tender 2/26/2019	13,300,000
6,120,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.500%, Mandatory Tender 2/26/2019	6,120,000
6,038,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.720%, Mandatory Tender 2/14/2019	6,038,000
2,945,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.780%, Mandatory Tender 2/4/2019	2,945,000
830,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 2/7/2019	830,000
		TOTAL	59,528,631
		Michigan—1.9%
6,000,000		BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7) Weekly VRDPs, (Citibank NA, New York LIQ), 1.580%, 2/7/2019	6,000,000
1,000,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.500%, 2/6/2019	1,000,000
44,830,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.700%, 2/1/2019	44,830,000
2,270,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs, (Comerica Bank LOC), 1.760%, 2/7/2019	2,270,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/7/2019	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 1.490%, 2/7/2019	5,250,000
		TOTAL	61,150,000
		Minnesota—0.4%
5,025,000		Brainerd, MN ISD #181 (Minnesota State), (Series A), 4.000%, 2/1/2020	5,025,000
200,000		Coon Rapids, MN (Assurance Mfg. Co., Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/7/2019	200,000
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.580%, 2/7/2019	1,000,000
2,000,000		Hennepin County, MN Housing and Redevelopment Authority (City Apartments at Loring Park), (Series 2001) Weekly VRDNs, (FNMA LOC), 1.540%, 2/7/2019	2,000,000
1,085,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs, (FHLB of Des Moines LOC), 1.430%, 2/1/2019	1,085,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Minnesota—continued
$ 2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.420%, 2/1/2019	$2,000,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs, (FHLB of Des Moines LOC), 1.520%, 2/1/2019	975,000
1,915,000		St. Paul, MN Port Authority (National Checking Co.), IDRB's (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.540%, 2/7/2019	1,915,000
		TOTAL	14,200,000
		Mississippi—0.2%
5,755,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs, (FNMA LOC), 1.560%, 2/7/2019	5,755,000
		Missouri—0.1%
3,590,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	3,590,000
		Montana—1.7%
56,250,000		Missoula, MT Water System, Golden Blue (Series 2017-011) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	56,250,000
		Multi-State—11.8%
15,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0002, BAML 3a-7 Non CE (2018-BAML0002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 2/7/2019	15,000,000
50,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0005, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 2/7/2019	50,000,000
10,000,000		BB&T Muni Trust, (Series 2018 Class A) FRNs, (Cooperative Rabobank UA LOC), 1.830% (SIFMA 7-day +0.400%), 2/7/2019	10,000,000
8,000,000		BB&T Muni Trust, (Series 2018 Class B) FRNs, (Cooperative Rabobank UA LOC), 1.980% (SIFMA 7-day +0.550%), 2/7/2019	8,000,000
52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Citibank NA, New York LIQ), 1.580%, 2/7/2019	52,000,000
79,000,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.550%, 2/7/2019	79,000,000
65,700,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.580%, 2/7/2019	65,700,000
45,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.580%, 2/7/2019	45,000,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.580%, 2/7/2019	62,000,000
		TOTAL	386,700,000
		Nebraska—0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.640%, 2/6/2019	7,500,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Nebraska—continued
$1,475,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.640%, 2/6/2019	$1,475,000
		TOTAL	8,975,000
		Nevada—1.9%
35,815,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.500%, 2/6/2019	35,815,000
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/22/2019	3,645,000
1,755,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.730%, 2/7/2019	1,755,000
16,415,000		Nevada Housing Division (Vista Creek Apartments, LLC), (Series 2007) Weekly VRDNs, (FHLB of San Francisco LOC), 1.580%, 2/7/2019	16,415,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/7/2019	3,995,000
		TOTAL	61,625,000
		New Hampshire—0.9%
10,000,000		New Hampshire Business Finance Authority (New England Power Co.), (Series 1990B), CP, 1.850%, Mandatory Tender 2/4/2019	10,000,000
3,300,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.670%, Mandatory Tender 2/26/2019	3,300,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.830%, Mandatory Tender 2/4/2019	16,260,000
		TOTAL	29,560,000
		New Jersey—7.9%
6,375,675		Absecon, NJ BANs, 2.625%, 8/1/2019	6,395,024
2,470,640		Barnegat Light, NJ BANs, 3.500%, 11/7/2019	2,489,053
2,549,000		Buena Vista Township, NJ BANs, 2.750%, 7/24/2019	2,555,540
2,640,000		Burlington, NJ BANs, 3.000%, 6/4/2019	2,648,716
5,647,750		Butler Borough, NJ BANs, 3.000%, 9/13/2019	5,681,370
12,550,000		Carteret, NJ BANs, 2.500%, 2/1/2019	12,550,000
2,000,000		Delaware Township, NJ BANs, 2.750%, 7/25/2019	2,007,008
5,150,000		Florence Township, NJ, (Series C) BANs, 3.000%, 7/17/2019	5,171,258
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.630%, 2/7/2019	20,940,000
5,291,024		Glassboro Borough, NJ, (Series 2018A) BANs, 2.750%, 9/5/2019	5,313,410
3,788,996		Haledon, NJ BANs, 3.250%, 11/1/2019	3,812,226
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$5,083,000		Hawthorne, NJ BANs, 3.000%, 9/27/2019	$5,109,913
8,037,375		Holmdel Township, NJ BANs, 3.000%, 5/10/2019	8,058,733
2,679,273		Hopewell Borough, NJ BANs, 3.000%, 9/18/2019	2,693,259
6,130,000		Keyport Borough, NJ BANs, 3.000%, 4/26/2019	6,144,104
2,091,220		Lavallette Borough, NJ, (Series 2018A) BANs, 2.750%, 7/30/2019	2,098,779
9,612,097		Leonia, NJ BANs, 2.750%, 2/15/2019	9,616,230
4,851,865		Linwood, NJ BANs, 2.750%, 7/23/2019	4,869,335
8,793,621		Little Falls Township, NJ BANs, 3.250%, 12/13/2019	8,864,088
4,132,000		Longport, NJ BANs, 2.750%, 7/24/2019	4,146,652
5,457,710		Mansfield Township, NJ BANs, 3.500%, 10/28/2019	5,506,876
3,650,000		Middletown Township, NJ BANs, 2.750%, 6/26/2019	3,660,658
6,931,452		Monroe Township (Gloucester County), NJ, (2018 Series A) BANs, 3.000%, 5/15/2019	6,946,081
2,250,000		Montville Township, NJ BANs, 3.000%, 10/3/2019	2,262,213
7,400,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank, Passaic, NJ LOC), 1.730%, 2/7/2019	7,400,000
3,760,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank, Passaic, NJ LOC), 1.760%, 2/7/2019	3,760,000
435,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank, Passaic, NJ LOC), 1.770%, 2/6/2019	435,000
2,800,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs, (TD Bank, N.A. LOC), 1.390%, 2/1/2019	2,800,000
1,440,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.540%, 2/1/2019	1,440,000
4,315,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs, (Valley National Bank, Passaic, NJ LOC), 1.810%, 2/6/2019	4,315,000
4,800,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank, Passaic, NJ LOC), 1.770%, 2/7/2019	4,800,000
2,173,223		Old Tappan, NJ BANs, 3.000%, 9/27/2019	2,184,733
15,758,695		Perth Amboy, NJ BANs, 4.000%, 1/9/2020	16,044,983
4,654,000		Pleasantville, NJ, (Series 2018A) BANs, 2.750%, 8/14/2019	4,672,181
5,567,084		Point Pleasant Beach, NJ BANs, 3.000%, 4/18/2019	5,578,786
6,503,300		Ramsey, NJ BANs, 3.250%, 1/10/2020	6,566,052
7,145,851		Rockaway Borough, NJ BANs, 3.000%, 9/13/2019	7,184,486
4,045,390		Sea Girt, NJ BANs, 3.500%, 10/23/2019	4,081,145
3,886,895		Southampton Township, NJ, (Series A) BANs, 3.000%, 7/15/2019	3,904,880
5,512,376		Union Beach, NJ BANs, 2.500%, 2/25/2019	5,515,225
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$2,949,477		Union Beach, NJ BANs, 3.250%, 11/5/2019	$2,968,039
16,362,582		Union Township, NJ (Union County) BANs, 3.000%, 2/5/2019	16,365,053
3,035,894		Ventnor, NJ BANs, 3.500%, 10/29/2019	3,061,114
5,413,356		Wantage Township, NJ BANs, 3.500%, 10/30/2019	5,456,625
9,495,516		Wood-Ridge Borough, NJ BANs, 2.500%, 2/8/2019	9,497,037
		TOTAL	257,570,865
		New Mexico—0.1%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/7/2019	3,400,000
		New York—4.8%
3,372,529		Argyle, NY CSD BANs, 3.000%, 6/6/2019	3,383,848
10,000,000		Copiague, NY Union Free School District TANs, 2.750%, 6/25/2019	10,033,140
3,512,000		Corning, NY (Town of), (Series 2018A) BANs, 2.750%, 8/14/2019	3,525,159
5,000,000		Elba, NY, (Series 2018A) BANs, 2.750%, 11/26/2019	5,007,274
4,500,000		Elmont, NY Union Free School District TANs, 2.750%, 6/20/2019	4,514,387
11,979,694		Gananda, NY CSD BANs, 3.000%, 6/21/2019	12,031,575
4,675,000		Harrisville, NY CSD BANs, 2.750%, 6/28/2019	4,688,839
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 1.530%, 2/7/2019	5,590,000
9,795,095		Lyons, NY CSD BANs, 2.750%, 6/28/2019	9,827,995
3,340,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ), 1.560%, 2/7/2019	3,340,000
3,000,000		Mineola, NY Union Free School District TANs, 3.000%, 6/20/2019	3,010,145
6,000,000		Morrisville-Eaton, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	6,021,438
5,350,000		Mount Pleasant, NY CSD BANs, 2.750%, 6/28/2019	5,368,039
13,500,000		Nassau County, NY IDA (Clinton Plaza Senior Housing), (Series 2004) Weekly VRDNs, (FNMA LOC), 1.540%, 2/7/2019	13,500,000
2,232,680		New Paltz, NY, (Series 2018B) BANs, 3.000%, 9/18/2019	2,245,715
4,005,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank NA, New York LOC), 1.530%, 2/7/2019	4,005,000
7,500,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Subseries 2004C-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 1.510%, 2/6/2019	7,500,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 1.550%, 2/6/2019	24,880,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 3,850,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.640%, 2/1/2019	$3,850,000
5,000,000		Newfield, NY CSD BANs, 3.000%, 6/27/2019	5,014,752
2,991,600		Oriskany, NY CSD BANs, 2.750%, 7/12/2019	3,001,299
3,000,000		Plattsburgh (Town Of), NY BANs, 2.750%, 8/23/2019	3,012,263
1,246,628		Rome, NY, (2018 Series B) BANs, 2.750%, 8/30/2019	1,250,832
5,000,000		Seaford, NY Union Free School District TANs, 2.750%, 6/26/2019	5,015,696
5,000,000		Sewanhaka, NY Central High School District TANs, 2.750%, 6/21/2019	5,016,100
2,600,000		Whitesboro, NY CSD BANs, 2.750%, 6/28/2019	2,608,209
		TOTAL	157,241,705
		North Carolina—1.2%
25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.630%, 2/6/2019	25,100,000
5,530,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.700%, Optional Tender 7/25/2019	5,530,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	6,800,000
		TOTAL	37,430,000
		Ohio—1.7%
4,250,000		Athens, OH City School District BANs, 3.000%, 6/26/2019	4,262,529
2,342,000		Bay Village, OH BANs, 3.000%, 6/7/2019	2,349,923
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	8,600,000
830,000		Summit County, OH IDA (AESCO, Inc.), (Series 2001) Weekly VRDNs, (FirstMerit Bank, N.A. LOC), 1.470%, 2/7/2019	830,000
260,000		Summit County, OH IDA (Wintek Ltd.), Variable Rate IDRB's (Series 1998A) Weekly VRDNs, (FirstMerit Bank, N.A. LOC), 1.470%, 2/7/2019	260,000
2,630,000		Tiffin, OH BANs, 3.000%, 6/21/2019	2,639,886
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 1.510%, 2/7/2019	7,000,000
		TOTAL	56,412,338
		Oregon—0.6%
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.480%, 2/7/2019	10,000,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—continued
$10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.480%, 2/7/2019	$10,000,000
		TOTAL	20,000,000
		Pennsylvania—0.7%
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	5,000,000
6,420,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	6,420,000
11,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 1.520%, 2/7/2019	11,000,000
		TOTAL	22,420,000
		Rhode Island—0.1%
3,095,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.480%, 2/6/2019	3,095,000
		South Carolina—1.0%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.640%, 2/6/2019	10,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.640%, 2/6/2019	10,100,000
4,840,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/14/2019	4,840,000
6,000,000		Lexington County, SC School District No. 001 (South Carolina School District Credit Enhancement Program), Solar Eclipse (Series 2017-0058) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 5/2/2019	6,000,000
1,305,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.600%, 2/7/2019	1,305,000
		TOTAL	32,745,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 1.490%, 2/7/2019	3,000,000
		Tennessee—0.9%
25,320,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 1.640%, 2/6/2019	25,320,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.390%, 2/1/2019	5,000,000
		TOTAL	30,320,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—17.1%
$39,350,000		Austin, TX Airport System (Austin, TX), (Series 2005-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.460%, 2/7/2019	$39,350,000
39,350,000		Austin, TX Airport System (Austin, TX), (Series 2005-2) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.460%, 2/7/2019	39,350,000
25,075,000		Austin, TX Airport System (Austin, TX), (Series 2005-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.460%, 2/7/2019	25,075,000
22,600,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.610%, 2/6/2019	22,600,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.610%, 2/6/2019	15,800,000
30,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.600%, 2/6/2019	30,000,000
2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs, (AgriBank FCB LOC), 1.480%, 2/7/2019	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.510%, 2/7/2019	2,100,000
14,070,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	14,070,000
9,000,000		Houston, TX Housing Finance Corp. (Regency Park Apartments), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.560%, 2/6/2019	9,000,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.640%, 2/6/2019	4,000,000
18,900,000		Port Arthur Navigation District, TX IDC (Air Products & Chemicals, Inc.), (Series 2000) Weekly VRDNs, 1.440%, 2/6/2019	18,900,000
12,500,000		Port Arthur Navigation District, TX IDC (Air Products & Chemicals, Inc.), (Series 2002) Weekly VRDNs, 1.440%, 2/6/2019	12,500,000
79,075,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 1.600%, 2/6/2019	79,075,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 1.600%, 2/6/2019	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 1.600%, 2/6/2019	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 1.600%, 2/6/2019	42,000,000
33,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 1.600%, 2/6/2019	33,600,000
41,250,000		Port of Port Arthur Navigation District of Jefferson County, TX (Emerald Renewable Diesel LLC), (Series 2018) TOBs, (GTD by United States Treasury), 2.400%, Mandatory Tender 5/31/2019	41,250,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.560%, 2/7/2019	15,000,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$51,000,000		Texas State, (Series 2018) TRANs, 4.000%, 8/29/2019	$51,602,617
15,070,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2005A) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.510%, 2/6/2019	15,070,000
19,360,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2005B) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.510%, 2/6/2019	19,360,000
		TOTAL	558,352,617
		Utah—2.8%
89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.600%, 2/7/2019	89,675,000
730,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Bank Northwest, N.A. LOC), 1.600%, 2/7/2019	730,000
		TOTAL	90,405,000
		Virginia—0.7%
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank NA, New York LIQ), 1.580%, 2/7/2019	3,100,000
1,650,000		Harrisonburg, VA Redevelopment & Housing Authority (Woodman West Preservation, LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 1.460%, 2/7/2019	1,650,000
19,465,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank NA, New York LIQ), 1.630%, Optional Tender 2/14/2019	19,465,000
		TOTAL	24,215,000
		Washington—0.7%
2,035,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/7/2019	2,035,000
8,780,000		Port of Seattle, WA Revenue, Tender Option Bond Trust Certificates (Series 2018-XF2630) Weekly VRDNs, (Credit Suisse AG LIQ), 1.530%, 2/7/2019	8,780,000
2,100,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.540%, 2/7/2019	2,100,000
8,300,000		Washington State Housing Finance Commission (Inglenook Court LLC), (Series 1995) Weekly VRDNs, (FHLMC LOC), 1.550%, 2/6/2019	8,300,000
		TOTAL	21,215,000
		Wisconsin—0.3%
3,500,000		Burlington, WI Area School District BANs, 3.000%, 8/6/2019	3,509,555
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.580%, 2/7/2019	1,000,000
1,075,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.630%, 2/7/2019	1,075,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—continued
$3,500,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 1.650%, 2/7/2019	$3,500,000
		TOTAL	9,084,555
		Wyoming—0.6%
18,500,000		Sweetwater County, WY Environmental Improvement (Pacificorp), (Series 1995) Daily VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.700%, 2/1/2019	18,500,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (AT AMORTIZED COST)[2]	3,248,244,556
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	16,192,499
		TOTAL NET ASSETS—100%	$3,264,437,055
Securities that are subject to the federal alternative minimum tax (AMT) represent 56.5% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report
19

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRNs	—Floating Rate Notes
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[3]
		2018[1]	2017[2]	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.007	0.002	0.000[4]	0.000[4]
Net realized gain	0.000[4]	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.007	0.003	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.006)	(0.007)	(0.002)	(0.000)[4]	(0.000)[4]
Distributions from net realized gain	(0.000)[4]	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.007)	(0.003)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.58%	0.77%	0.29%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.55%[7]	0.55%	0.61%	0.28%[8]	0.15%[7]
Net investment income	1.16%[7]	0.81%	0.23%	0.01%	0.01%[7]
Expense waiver/reimbursement[9]	0.09%[7]	0.10%	0.11%	0.53%	0.66%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$707,351	$48,952	$0[10]	$0[10]	$0[10]
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
3	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.28% after taking into account this expense reduction.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.005	0.001	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.005	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.005)	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.005)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.46%	0.54%	0.17%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.78%[5]	0.78%	0.76%	0.53%[6]	0.15%[5]
Net investment income	0.90%[5]	0.46%	0.11%	0.01%	0.01%[5]
Expense waiver/reimbursement[7]	0.12%[5]	0.13%	0.16%	0.38%	0.76%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$33,736	$40,219	$68,690	$56,319	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016 was 0.53% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.011	0.001	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.011	0.002	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.011)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.011)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.75%	1.12%	0.72%	0.17%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%	0.21%	0.17%[4]	0.14%	0.16%
Net investment income	1.48%[3]	1.10%	0.64%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[3]	0.10%	0.11%	0.14%	0.16%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,298,113	$1,163,568	$667,169	$1,003,993	$1,037,940	$1,242,908
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.008	0.004	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.008	0.005	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.008)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.008)	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.62%	0.87%	0.47%	0.08%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.46%[3]	0.46%	0.46%	0.25%[4]	0.14%	0.16%
Net investment income	1.23%[3]	0.84%	0.39%	0.03%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[3]	0.10%	0.11%	0.31%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$365,429	$449,099	$369,709	$584,893	$726,226	$747,980
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.25% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.004	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.004	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.004)	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.004)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.40%	0.43%	0.11%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%[5]	0.90%	0.82%	0.33%[6]	0.15%[5]
Net investment income	0.79%[5]	0.35%	0.04%	0.01%	0.01%[5]
Expense waiver/reimbursement[7]	0.09%[5]	0.10%	0.19%	0.68%	0.86%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$47,336	$49,804	$88,884	$118,980	$15,750
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.33% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.003	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.003	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.003)	(0.003)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.003)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.34%	0.31%	0.07%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.02%[5]	1.02%	0.83%	0.30%[6]	0.15%[5]
Net investment income	0.66%[5]	0.30%	0.01%	0.01%	0.01%[5]
Expense waiver/reimbursement[7]	0.23%[5]	0.24%	0.45%	0.96%	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$279,890	$328,142	$118,975	$210,967	$94,515
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.30% after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.010	0.006	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.010	0.007	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.010)	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.010)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.70%	1.02%	0.62%	0.13%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.31%	0.31%	0.18%[4]	0.14%	0.16%
Net investment income	1.38%[3]	1.01%	0.57%	0.05%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[3]	0.10%	0.11%	0.23%	0.26%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$532,581	$635,782	$255,216	$153,275	$450,631	$698,550
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.18% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$3,248,244,556
Cash		2,238,213
Income receivable		10,706,329
Receivable for investments sold		9,683,889
Receivable for shares sold		751,931
TOTAL ASSETS		3,271,624,918
Liabilities:
Payable for investments purchased	$3,509,555
Payable for shares redeemed	2,493,451
Income distribution payable	398,437
Capital gain distribution payable	1,381
Payable for investment adviser fee (Note 4)	9,806
Payable for administrative fees (Note 4)	7,134
Payable for Directors'/Trustees' fees (Note 4)	3,007
Payable for distribution services fee (Note 2)	144,787
Payable for other service fees (Notes 2 and 4)	387,195
Accrued expenses (Note 4)	233,110
TOTAL LIABILITIES		7,187,863
Net assets for 3,264,447,598 shares outstanding		$3,264,437,055
Net Assets Consist of:
Paid-in capital		$3,264,427,287
Total distributable earnings		9,768
TOTAL NET ASSETS		$3,264,437,055
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28

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$707,351,137 ÷ 707,353,420 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$33,735,799 ÷ 33,735,908 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,298,113,060 ÷ 1,298,117,252 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$365,429,301 ÷ 365,430,484 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$47,336,096 ÷ 47,336,250 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$279,890,413 ÷ 279,891,316 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$532,581,249 ÷ 532,582,968 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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29

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$25,837,242
Expenses:
Investment adviser fee (Note 4)		$3,050,694
Administrative fee (Note 4)		1,221,032
Custodian fees		53,027
Transfer agent fee (Note 2)		365,171
Directors'/Trustees' fees (Note 4)		11,128
Auditing fees		12,033
Legal fees		10,240
Portfolio accounting fees		133,823
Distribution services fee (Note 4)		1,040,274
Other service fees (Notes 2 and 4)		1,807,448
Share registration costs		129,084
Printing and postage		23,986
Miscellaneous (Note 4)		9,413
TOTAL EXPENSES		7,867,353
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,403,951)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(219,421)
TOTAL WAIVERS AND REIMBURSEMENT		(1,623,372)
Net expenses			6,243,981
Net investment income			19,593,261
Net realized gain on investments			9,600
Change in net assets resulting from operations			$19,602,861
See Notes which are an integral part of the Financial Statements
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30

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,593,261	$19,765,062
Net realized gain	9,600	6,987
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,602,861	19,772,049
Distributions to Shareholders (Note 2):
Automated Shares[1]	(1,874,253)	(402,056)
Investment Shares	(172,124)	(251,549)
Wealth Shares	(9,180,720)	(11,017,774)
Service Shares	(3,094,989)	(3,649,842)
Cash II Shares	(193,917)	(282,274)
Cash Series Shares	(1,002,003)	(1,086,405)
Capital Shares	(4,085,868)	(3,853,316)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,603,874)	(20,543,216)
Share Transactions:
Proceeds from sale of shares	4,128,873,964	6,915,209,584
Net asset value of shares issued to shareholders in payment of distributions declared	16,806,928	16,431,149
Cost of shares redeemed	(3,596,808,489)	(5,783,946,758)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	548,872,403	1,147,693,975
Change in net assets	548,871,390	1,146,922,808
Net Assets:
Beginning of period	2,715,565,665	1,568,642,857
End of period	$3,264,437,055	$2,715,565,665
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
31

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,623,372 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$145,507	$—
Investment Shares	19,370	—
Wealth Shares	11,360	—
Service Shares	4,595	—
Cash II Shares	22,764	—
Cash Series Shares	156,082	(47,538)
Capital Shares	5,493	(4)
TOTAL	$365,171	$(47,542)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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33

The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Automated Shares	$379,528
Investment Shares	232,819
Wealth Shares	10,707,835
Service Shares	3,482,255
Cash II Shares	253,539
Cash Series Shares	942,934
Capital Shares	3,766,152

Net realized gain
Automated Shares	$22,528
Investment Shares	18,730
Wealth Shares	309,939
Service Shares	167,587
Cash II Shares	28,735
Cash Series Shares	143,471
Capital Shares	87,164
Undistributed net investment income at July 31, 2018 was $3,826.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$404,453
Investment Shares	47,584
Service Shares	627,072
Cash II Shares	61,536
Cash Series Shares	377,654
Capital Shares	289,149
TOTAL	$1,807,448
For the six months ended January 31, 2019, the Fund's Wealth Shares did not incur other service fees.
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34

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
35

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018[1]
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	805,013,022	$805,013,022	138,279,355	$138,279,355
Shares issued to shareholders in payment of distributions declared	1,873,919	1,873,919	401,545	401,545
Shares redeemed	(148,485,932)	(148,485,932)	(89,728,589)	(89,728,589)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	658,401,009	$658,401,009	48,952,311	$48,952,311

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	34,155,273	$34,155,273	73,981,782	$73,981,782
Shares issued to shareholders in payment of distributions declared	172,123	172,123	251,549	251,549
Shares redeemed	(40,810,449)	(40,810,449)	(102,671,062)	(102,671,062)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(6,483,053)	$(6,483,053)	(28,437,731)	$(28,437,731)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,724,140,592	$1,724,140,592	2,919,053,360	$2,919,053,360
Shares issued to shareholders in payment of distributions declared	6,820,813	6,820,813	7,466,275	7,466,275
Shares redeemed	(1,596,416,350)	(1,596,416,350)	(2,429,793,107)	(2,429,793,107)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	134,545,055	$134,545,055	496,726,528	$496,726,528

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	848,748,945	$848,748,945	1,474,353,125	$1,474,353,125
Shares issued to shareholders in payment of distributions declared	2,704,819	2,704,819	3,148,427	3,148,427
Shares redeemed	(935,123,820)	(935,123,820)	(1,397,929,661)	(1,397,929,661)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(83,670,056)	$(83,670,056)	79,571,891	$79,571,891
Semi-Annual Shareholder Report
36

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	24,023,735	$24,023,735	75,426,732	$75,426,732
Shares issued to shareholders in payment of distributions declared	192,890	192,890	273,407	273,407
Shares redeemed	(26,684,174)	(26,684,174)	(114,737,549)	(114,737,549)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	(2,467,549)	$(2,467,549)	(39,037,410)	$(39,037,410)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	348,264,851	$348,264,851	1,006,105,326	$1,006,105,326
Shares issued to shareholders in payment of distributions declared	989,822	989,822	1,071,542	1,071,542
Shares redeemed	(397,506,739)	(397,506,739)	(797,950,473)	(797,950,473)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(48,252,066)	$(48,252,066)	209,226,395	$209,226,395

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	344,527,545	$344,527,545	1,228,009,904	$1,228,009,904
Shares issued to shareholders in payment of distributions declared	4,052,543	4,052,543	3,818,404	3,818,404
Shares redeemed	(451,781,025)	(451,781,025)	(851,136,317)	(851,136,317)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(103,200,937)	$(103,200,937)	380,691,991	$380,691,991
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	548,872,403	$548,872,403	1,147,693,975	$1,147,693,975
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2019, the Adviser voluntarily waived $1,403,951 of its fee and voluntarily reimbursed $47,542 of transfer agent fees.
Semi-Annual Shareholder Report
37

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
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38

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$47,591	$(5,711)
Cash II Shares	86,313	—
Cash Series Shares	906,370	(166,168)
TOTAL	$1,040,274	$(171,879)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $987 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $188,525 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $606,140,000 and $1,015,870,000, respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
6. SUBSEQUENT EVENT
Effective May 31, 2019, the Fund will change its fiscal year end from July 31 to May 31.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,005.80	$2.78
Investment Shares	$1,000	$1,004.60	$3.94
Wealth Shares	$1,000	$1,007.50	$1.06
Service Shares	$1,000	$1,006.20	$2.33
Cash II Shares	$1,000	$1,004.00	$4.55
Cash Series Shares	$1,000	$1,003.40	$5.15
Capital Shares	$1,000	$1,007.00	$1.57
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.40	$2.80
Investment Shares	$1,000	$1,021.30	$3.97
Wealth Shares	$1,000	$1,024.10	$1.07
Service Shares	$1,000	$1,022.90	$2.35
Cash II Shares	$1,000	$1,020.70	$4.58
Cash Series Shares	$1,000	$1,020.10	$5.19
Capital Shares	$1,000	$1,023.60	$1.58
Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Automated Shares	0.55%
Investment Shares	0.78%
Wealth Shares	0.21%
Service Shares	0.46%
Cash II Shares	0.90%
Cash Series Shares	1.02%
Capital Shares	0.31%
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Evaluation and Approval of Advisory Contract–May 2018
Federated Municipal Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450197 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Wealth | MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

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Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	73.6%
Municipal Notes	21.1%
Commercial Paper	4.8%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.7%
8 to 30 Days	4.1%
31 to 90 Days	12.0%
91 to 180 Days	9.1%
181 Days or more	5.6%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.5%
		Alabama—6.1%
$ 3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs, (FNMA LOC), 1.560%, 2/7/2019	$3,470,000
1,345,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.510%, 2/7/2019	1,345,000
50,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 1.730%, 2/1/2019	50,000,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 1.600%, 2/7/2019	15,000,000
12,665,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 1.510%, 2/7/2019	12,665,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 1.510%, 2/7/2019	10,000,000
4,650,000		Montgomery, AL IDB (Andersons ALACO Lawn, Inc.), (Series 1999) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.520%, 2/7/2019	4,650,000
9,900,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs, (GTD by Nucor Corp.), 1.640%, 2/6/2019	9,900,000
64,080,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.700%, 2/1/2019	64,080,000
27,590,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.700%, 2/1/2019	27,590,000
		TOTAL	198,700,000
		Arizona—0.4%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.680%, 2/7/2019	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.540%, 2/7/2019	6,750,000
		TOTAL	12,360,000
		Arkansas—0.1%
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.590%, 2/6/2019	3,830,000
		California—3.7%
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 1.500%, 2/7/2019	4,910,000
23,745,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.550%, 2/7/2019	23,745,000
13,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.800%, Mandatory Tender 2/12/2019	13,000,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 2,245,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs, (Comerica Bank LOC), 1.580%, 2/7/2019	$2,245,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 1.490%, 2/7/2019	2,000,000
825,000		California PCFA (Mill Valley Refuse Service, Inc.), (Series 2014) Weekly VRDNs, (Comerica Bank LOC), 1.540%, 2/6/2019	825,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.520%, 2/7/2019	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.520%, 2/6/2019	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 1.520%, 2/7/2019	2,940,000
1,400,000		California Statewide Communities Development Authority IDRB (Sarich Family Living Trust), (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.630%, 2/7/2019	1,400,000
8,500,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 1.840%, 2/7/2019	8,500,000
19,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs, (Citibank NA, New York LIQ), 1.580%, 2/7/2019	19,500,000
5,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.570%, 2/7/2019	5,500,000
2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.570%, 2/7/2019	2,000,000
		TOTAL	119,565,000
		Colorado—2.6%
7,390,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/18/2019	7,390,000
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.490%, 2/7/2019	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.630%, 2/7/2019	4,615,000
1,625,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.580%, 2/7/2019	1,625,000
1,690,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 1.680%, 2/7/2019	1,690,000
50,000,000		Colorado State, Education Loan Program (Series B) TRANs, 3.000%, 6/27/2019	50,279,833
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 2/7/2019	$2,185,000
1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 2/7/2019	1,835,000
11,135,000		El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/25/2019	11,135,000
		TOTAL	84,054,833
		Connecticut—0.6%
2,631,000		Berlin, CT BANs, 3.000%, 6/26/2019	2,639,749
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs, (Bank of America N.A. LIQ), 1.520%, 2/7/2019	5,000,000
11,500,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	11,500,000
		TOTAL	19,139,749
		District of Columbia—0.1%
4,760,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	4,760,000
		Florida—11.5%
8,800,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.800%, 2/1/2019	8,800,000
9,700,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Daily VRDNs, 1.800%, 2/1/2019	9,700,000
14,250,000		Broward County, FL HFA (Sanctuary Cove Apartments), (Series 2003 A) Weekly VRDNs, (FNMA LOC), 1.480%, 2/7/2019	14,250,000
14,110,000		Citizens Property Insurance Coastal Account, (Series 2011 A-1), 5.000%, 6/1/2019	14,259,263
10,000,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.720%, Mandatory Tender 4/2/2019	10,000,000
12,900,000		Florida Housing Finance Corp. (Prime/Commander Drive, LLC) Weekly VRDNs, (FNMA LOC), 1.480%, 2/7/2019	12,900,000
4,960,000		Florida State Board of Education (Florida State), Solar Eclipse (Series 2017-0049) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	4,960,000
3,650,000		Florida State, Solar Eclipse (Series 2017-0054) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/22/2019	3,650,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.680%, Optional Tender 4/1/2019	5,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$11,500,000		Hillsborough County, FL HFA (Hunters Run LLC) Weekly VRDNs, (FNMA LOC), 1.480%, 2/7/2019	$11,500,000
20,350,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.510%, 2/6/2019	20,350,000
32,360,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.510%, 2/6/2019	32,360,000
26,420,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.510%, 2/6/2019	26,420,000
33,930,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.540%, 2/7/2019	33,930,000
31,685,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.540%, 2/7/2019	31,685,000
5,210,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.550%, 2/6/2019	5,210,000
11,750,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.540%, 2/6/2019	11,750,000
2,600,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP, (U.S. Bank, N.A. LIQ), 1.700%, Mandatory Tender 2/6/2019	2,600,000
10,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.880%, Mandatory Tender 3/11/2019	10,000,000
13,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1992), CP, 1.880%, Mandatory Tender 3/11/2019	13,000,000
14,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.590%, 2/7/2019	14,000,000
11,000,000		Miami-Dade County, FL IDA (CAE USA, Inc.), (Series 2000A) Weekly VRDNs, (Royal Bank of Canada LOC), 1.660%, 2/6/2019	11,000,000
10,000,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.580%, 2/7/2019	10,000,000
7,650,000		Orange County, FL HFA (Marbella Pointe), (Series 2007A) Weekly VRDNs, (FHLB of San Francisco LOC), 1.480%, 2/7/2019	7,650,000
14,090,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Tender Option Bond Trust Certificates (Series 2018-XF2523) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.550%, 2/7/2019	14,090,000
26,100,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 1.770%, 2/1/2019	26,100,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, Mandatory Tender 4/18/2019	10,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 1,600,000		Volusia County, FL IDA (Management by Innovation, Inc.), (Series 2008A) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.550%, 2/7/2019	$1,600,000
		TOTAL	376,764,263
		Georgia—2.0%
15,455,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.630%, Optional Tender 3/28/2019	15,455,000
27,960,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.530%, Optional Tender 2/1/2019	27,960,000
11,075,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.800%, 2/1/2019	11,075,000
5,605,000		Savannah, GA EDA (Home Depot, Inc.), (Series B) Weekly VRDNs, (SunTrust Bank LOC), 1.470%, 2/6/2019	5,605,000
6,450,000		Willacoochee, GA Development Authority (Langboard, Inc.), (Series 1997) Weekly VRDNs, (FHLB of Atlanta LOC), 1.580%, 2/7/2019	6,450,000
		TOTAL	66,545,000
		Hawaii—0.1%
4,600,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.880%, 2/7/2019	4,600,000
		Illinois—3.5%
6,210,000		Chicago, IL O'Hare International Airport, Golden Blue 3a-7 (Series 2019-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	6,210,000
6,790,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XG0219) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.510%, 2/7/2019	6,790,000
4,160,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.490%, 2/7/2019	4,160,000
7,610,000		Chicago, IL Wastewater Transmission, Golden Blue 3a-7 (Series 2018-028) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	7,610,000
30,000,000		Chicago, IL, (Series E), CP, (Bank of America N.A. LOC), 1.720%, Mandatory Tender 5/23/2019	30,000,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.580%, 2/7/2019	1,000,000
6,000,000		Illinois Development Finance Authority IDB (Toyal America, Inc.), (Series 1997) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.600%, 2/7/2019	6,000,000
11,490,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs, (FirstMerit Bank, N.A. LOC), 1.590%, 2/7/2019	11,490,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$ 6,625,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (FirstMerit Bank, N.A. LOC), 1.590%, 2/7/2019	$6,625,000
4,900,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 1.580%, 2/7/2019	4,900,000
4,590,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs, (FHLB of Chicago LIQ), 1.540%, 2/7/2019	4,590,000
5,320,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs, (FHLB of Chicago LIQ), 1.550%, 2/6/2019	5,320,000
17,750,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.510%, 2/7/2019	17,750,000
235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.590%, 2/7/2019	235,000
		TOTAL	112,680,000
		Indiana—1.0%
6,420,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 1.560%, 2/7/2019	6,420,000
800,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/7/2019	800,000
12,900,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.550%, 2/7/2019	12,900,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs, (AgriBank FCB LOC), 1.490%, 2/7/2019	5,000,000
6,000,000		Logansport, IN (Andersons Clymers Ethanol LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 1.520%, 2/7/2019	6,000,000
		TOTAL	31,120,000
		Iowa—0.6%
8,395,000		Iowa Finance Authority (Archer-Daniels-Midland Co.), Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs, 1.450%, 2/6/2019	8,395,000
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.490%, 2/7/2019	5,300,000
5,280,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.480%, 2/7/2019	5,280,000
		TOTAL	18,975,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—0.1%
$ 1,785,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.390%, 2/1/2019	$1,785,000
2,010,000		Kentucky Housing Corp. (Arbors of Madisonville Apartments LP), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.690%, 2/7/2019	2,010,000
720,000		Somerset, KY Industrial Building (Wonderfuel LLC), (Series 2000) Weekly VRDNs, (Comerica Bank LOC), 1.910%, 2/7/2019	720,000
		TOTAL	4,515,000
		Louisiana—3.8%
18,000,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.610%, 2/6/2019	18,000,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.610%, 2/6/2019	7,000,000
3,300,000		Calcasieu Parish, LA, IDB (HydroServe Westlake, LLC), (Series 1998) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.560%, 2/6/2019	3,300,000
4,000,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 1.590%, 2/6/2019	4,000,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.560%, 2/7/2019	4,630,000
1,400,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs, (FHLB of Dallas LOC), 1.600%, 2/7/2019	1,400,000
47,190,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.600%, 2/6/2019	47,190,000
39,175,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 1.670%, 2/6/2019	39,175,000
		TOTAL	124,695,000
		Maryland—1.0%
935,000		Maryland State Economic Development Corp. (Canusa Hershman Recycling), (Series 2005A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.400%, 2/1/2019	935,000
4,965,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/25/2019	4,965,000
26,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 1.810%, Optional Tender 3/1/2019	26,000,000
1,300,000		Washington County, MD Economic Development Revenue Board (Packaging Services of Maryland, Inc.), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/7/2019	1,300,000
		TOTAL	33,200,000
		Massachusetts—1.8%
18,200,000		Commonwealth of Massachusetts, (Series A) RANs, 4.000%, 4/25/2019	18,294,914
2,000,000		Leicester, MA BANs, 2.500%, 2/15/2019	2,000,717
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$ 10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 1.830%, Mandatory Tender 2/4/2019	$10,000,000
13,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), CP, (GTD by Massachusetts Electric Co.), 1.670%, Mandatory Tender 2/26/2019	13,300,000
6,120,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.500%, Mandatory Tender 2/26/2019	6,120,000
6,038,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.720%, Mandatory Tender 2/14/2019	6,038,000
2,945,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 1.780%, Mandatory Tender 2/4/2019	2,945,000
830,000		Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 2/7/2019	830,000
		TOTAL	59,528,631
		Michigan—1.9%
6,000,000		BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7) Weekly VRDPs, (Citibank NA, New York LIQ), 1.580%, 2/7/2019	6,000,000
1,000,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.500%, 2/6/2019	1,000,000
44,830,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.700%, 2/1/2019	44,830,000
2,270,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs, (Comerica Bank LOC), 1.760%, 2/7/2019	2,270,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/7/2019	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 1.490%, 2/7/2019	5,250,000
		TOTAL	61,150,000
		Minnesota—0.4%
5,025,000		Brainerd, MN ISD #181 (Minnesota State), (Series A), 4.000%, 2/1/2020	5,025,000
200,000		Coon Rapids, MN (Assurance Mfg. Co., Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/7/2019	200,000
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.580%, 2/7/2019	1,000,000
2,000,000		Hennepin County, MN Housing and Redevelopment Authority (City Apartments at Loring Park), (Series 2001) Weekly VRDNs, (FNMA LOC), 1.540%, 2/7/2019	2,000,000
1,085,000		St. Anthony, MN (Landings at Silver Lake Village), (Series 2007) Weekly VRDNs, (FHLB of Des Moines LOC), 1.430%, 2/1/2019	1,085,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Minnesota—continued
$ 2,000,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.420%, 2/1/2019	$2,000,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs, (FHLB of Des Moines LOC), 1.520%, 2/1/2019	975,000
1,915,000		St. Paul, MN Port Authority (National Checking Co.), IDRB's (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.540%, 2/7/2019	1,915,000
		TOTAL	14,200,000
		Mississippi—0.2%
5,755,000		Mississippi Home Corp. (Windsor Park Partners LP), (Series 2004-6) Weekly VRDNs, (FNMA LOC), 1.560%, 2/7/2019	5,755,000
		Missouri—0.1%
3,590,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	3,590,000
		Montana—1.7%
56,250,000		Missoula, MT Water System, Golden Blue (Series 2017-011) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	56,250,000
		Multi-State—11.8%
15,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0002, BAML 3a-7 Non CE (2018-BAML0002) Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 2/7/2019	15,000,000
50,000,000		Agency Enhanced Affordable Housing Trust 2018-BAML0005, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 1.490%, 2/7/2019	50,000,000
10,000,000		BB&T Muni Trust, (Series 2018 Class A) FRNs, (Cooperative Rabobank UA LOC), 1.830% (SIFMA 7-day +0.400%), 2/7/2019	10,000,000
8,000,000		BB&T Muni Trust, (Series 2018 Class B) FRNs, (Cooperative Rabobank UA LOC), 1.980% (SIFMA 7-day +0.550%), 2/7/2019	8,000,000
52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Citibank NA, New York LIQ), 1.580%, 2/7/2019	52,000,000
79,000,000		Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.550%, 2/7/2019	79,000,000
65,700,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.580%, 2/7/2019	65,700,000
45,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.580%, 2/7/2019	45,000,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.580%, 2/7/2019	62,000,000
		TOTAL	386,700,000
		Nebraska—0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.640%, 2/6/2019	7,500,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Nebraska—continued
$1,475,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.640%, 2/6/2019	$1,475,000
		TOTAL	8,975,000
		Nevada—1.9%
35,815,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.500%, 2/6/2019	35,815,000
3,645,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/22/2019	3,645,000
1,755,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.730%, 2/7/2019	1,755,000
16,415,000		Nevada Housing Division (Vista Creek Apartments, LLC), (Series 2007) Weekly VRDNs, (FHLB of San Francisco LOC), 1.580%, 2/7/2019	16,415,000
3,995,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/7/2019	3,995,000
		TOTAL	61,625,000
		New Hampshire—0.9%
10,000,000		New Hampshire Business Finance Authority (New England Power Co.), (Series 1990B), CP, 1.850%, Mandatory Tender 2/4/2019	10,000,000
3,300,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.670%, Mandatory Tender 2/26/2019	3,300,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.830%, Mandatory Tender 2/4/2019	16,260,000
		TOTAL	29,560,000
		New Jersey—7.9%
6,375,675		Absecon, NJ BANs, 2.625%, 8/1/2019	6,395,024
2,470,640		Barnegat Light, NJ BANs, 3.500%, 11/7/2019	2,489,053
2,549,000		Buena Vista Township, NJ BANs, 2.750%, 7/24/2019	2,555,540
2,640,000		Burlington, NJ BANs, 3.000%, 6/4/2019	2,648,716
5,647,750		Butler Borough, NJ BANs, 3.000%, 9/13/2019	5,681,370
12,550,000		Carteret, NJ BANs, 2.500%, 2/1/2019	12,550,000
2,000,000		Delaware Township, NJ BANs, 2.750%, 7/25/2019	2,007,008
5,150,000		Florence Township, NJ, (Series C) BANs, 3.000%, 7/17/2019	5,171,258
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.630%, 2/7/2019	20,940,000
5,291,024		Glassboro Borough, NJ, (Series 2018A) BANs, 2.750%, 9/5/2019	5,313,410
3,788,996		Haledon, NJ BANs, 3.250%, 11/1/2019	3,812,226
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$5,083,000		Hawthorne, NJ BANs, 3.000%, 9/27/2019	$5,109,913
8,037,375		Holmdel Township, NJ BANs, 3.000%, 5/10/2019	8,058,733
2,679,273		Hopewell Borough, NJ BANs, 3.000%, 9/18/2019	2,693,259
6,130,000		Keyport Borough, NJ BANs, 3.000%, 4/26/2019	6,144,104
2,091,220		Lavallette Borough, NJ, (Series 2018A) BANs, 2.750%, 7/30/2019	2,098,779
9,612,097		Leonia, NJ BANs, 2.750%, 2/15/2019	9,616,230
4,851,865		Linwood, NJ BANs, 2.750%, 7/23/2019	4,869,335
8,793,621		Little Falls Township, NJ BANs, 3.250%, 12/13/2019	8,864,088
4,132,000		Longport, NJ BANs, 2.750%, 7/24/2019	4,146,652
5,457,710		Mansfield Township, NJ BANs, 3.500%, 10/28/2019	5,506,876
3,650,000		Middletown Township, NJ BANs, 2.750%, 6/26/2019	3,660,658
6,931,452		Monroe Township (Gloucester County), NJ, (2018 Series A) BANs, 3.000%, 5/15/2019	6,946,081
2,250,000		Montville Township, NJ BANs, 3.000%, 10/3/2019	2,262,213
7,400,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank, Passaic, NJ LOC), 1.730%, 2/7/2019	7,400,000
3,760,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank, Passaic, NJ LOC), 1.760%, 2/7/2019	3,760,000
435,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank, Passaic, NJ LOC), 1.770%, 2/6/2019	435,000
2,800,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs, (TD Bank, N.A. LOC), 1.390%, 2/1/2019	2,800,000
1,440,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.540%, 2/1/2019	1,440,000
4,315,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 1997) Weekly VRDNs, (Valley National Bank, Passaic, NJ LOC), 1.810%, 2/6/2019	4,315,000
4,800,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank, Passaic, NJ LOC), 1.770%, 2/7/2019	4,800,000
2,173,223		Old Tappan, NJ BANs, 3.000%, 9/27/2019	2,184,733
15,758,695		Perth Amboy, NJ BANs, 4.000%, 1/9/2020	16,044,983
4,654,000		Pleasantville, NJ, (Series 2018A) BANs, 2.750%, 8/14/2019	4,672,181
5,567,084		Point Pleasant Beach, NJ BANs, 3.000%, 4/18/2019	5,578,786
6,503,300		Ramsey, NJ BANs, 3.250%, 1/10/2020	6,566,052
7,145,851		Rockaway Borough, NJ BANs, 3.000%, 9/13/2019	7,184,486
4,045,390		Sea Girt, NJ BANs, 3.500%, 10/23/2019	4,081,145
3,886,895		Southampton Township, NJ, (Series A) BANs, 3.000%, 7/15/2019	3,904,880
5,512,376		Union Beach, NJ BANs, 2.500%, 2/25/2019	5,515,225
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$2,949,477		Union Beach, NJ BANs, 3.250%, 11/5/2019	$2,968,039
16,362,582		Union Township, NJ (Union County) BANs, 3.000%, 2/5/2019	16,365,053
3,035,894		Ventnor, NJ BANs, 3.500%, 10/29/2019	3,061,114
5,413,356		Wantage Township, NJ BANs, 3.500%, 10/30/2019	5,456,625
9,495,516		Wood-Ridge Borough, NJ BANs, 2.500%, 2/8/2019	9,497,037
		TOTAL	257,570,865
		New Mexico—0.1%
3,400,000		Albuquerque, NM IDRB (El Encanto, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/7/2019	3,400,000
		New York—4.8%
3,372,529		Argyle, NY CSD BANs, 3.000%, 6/6/2019	3,383,848
10,000,000		Copiague, NY Union Free School District TANs, 2.750%, 6/25/2019	10,033,140
3,512,000		Corning, NY (Town of), (Series 2018A) BANs, 2.750%, 8/14/2019	3,525,159
5,000,000		Elba, NY, (Series 2018A) BANs, 2.750%, 11/26/2019	5,007,274
4,500,000		Elmont, NY Union Free School District TANs, 2.750%, 6/20/2019	4,514,387
11,979,694		Gananda, NY CSD BANs, 3.000%, 6/21/2019	12,031,575
4,675,000		Harrisville, NY CSD BANs, 2.750%, 6/28/2019	4,688,839
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 1.530%, 2/7/2019	5,590,000
9,795,095		Lyons, NY CSD BANs, 2.750%, 6/28/2019	9,827,995
3,340,000		MTA Transportation Revenue, Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ), 1.560%, 2/7/2019	3,340,000
3,000,000		Mineola, NY Union Free School District TANs, 3.000%, 6/20/2019	3,010,145
6,000,000		Morrisville-Eaton, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	6,021,438
5,350,000		Mount Pleasant, NY CSD BANs, 2.750%, 6/28/2019	5,368,039
13,500,000		Nassau County, NY IDA (Clinton Plaza Senior Housing), (Series 2004) Weekly VRDNs, (FNMA LOC), 1.540%, 2/7/2019	13,500,000
2,232,680		New Paltz, NY, (Series 2018B) BANs, 3.000%, 9/18/2019	2,245,715
4,005,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank NA, New York LOC), 1.530%, 2/7/2019	4,005,000
7,500,000		New York State Energy Research & Development Authority (Consolidated Edison Co.), (Subseries 2004C-3) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 1.510%, 2/6/2019	7,500,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 1.550%, 2/6/2019	24,880,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 3,850,000		New York State HFA (Midtown West B LLC), (Series 2009A: 505 West 37th Street Housing) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 1.640%, 2/1/2019	$3,850,000
5,000,000		Newfield, NY CSD BANs, 3.000%, 6/27/2019	5,014,752
2,991,600		Oriskany, NY CSD BANs, 2.750%, 7/12/2019	3,001,299
3,000,000		Plattsburgh (Town Of), NY BANs, 2.750%, 8/23/2019	3,012,263
1,246,628		Rome, NY, (2018 Series B) BANs, 2.750%, 8/30/2019	1,250,832
5,000,000		Seaford, NY Union Free School District TANs, 2.750%, 6/26/2019	5,015,696
5,000,000		Sewanhaka, NY Central High School District TANs, 2.750%, 6/21/2019	5,016,100
2,600,000		Whitesboro, NY CSD BANs, 2.750%, 6/28/2019	2,608,209
		TOTAL	157,241,705
		North Carolina—1.2%
25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.630%, 2/6/2019	25,100,000
5,530,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.700%, Optional Tender 7/25/2019	5,530,000
6,800,000		Union County, NC Enterprise Systems, Solar Eclipse (Series 2017-0051) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	6,800,000
		TOTAL	37,430,000
		Ohio—1.7%
4,250,000		Athens, OH City School District BANs, 3.000%, 6/26/2019	4,262,529
2,342,000		Bay Village, OH BANs, 3.000%, 6/7/2019	2,349,923
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	30,470,000
8,600,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	8,600,000
830,000		Summit County, OH IDA (AESCO, Inc.), (Series 2001) Weekly VRDNs, (FirstMerit Bank, N.A. LOC), 1.470%, 2/7/2019	830,000
260,000		Summit County, OH IDA (Wintek Ltd.), Variable Rate IDRB's (Series 1998A) Weekly VRDNs, (FirstMerit Bank, N.A. LOC), 1.470%, 2/7/2019	260,000
2,630,000		Tiffin, OH BANs, 3.000%, 6/21/2019	2,639,886
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 1.510%, 2/7/2019	7,000,000
		TOTAL	56,412,338
		Oregon—0.6%
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.480%, 2/7/2019	10,000,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—continued
$10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs, (Cooperative Rabobank UA LOC), 1.480%, 2/7/2019	$10,000,000
		TOTAL	20,000,000
		Pennsylvania—0.7%
5,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	5,000,000
6,420,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	6,420,000
11,000,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 1.520%, 2/7/2019	11,000,000
		TOTAL	22,420,000
		Rhode Island—0.1%
3,095,000		Rhode Island State Health and Educational Building Corp. (CVS-Highlander Charter School, Inc.), (Series 2007) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 1.480%, 2/6/2019	3,095,000
		South Carolina—1.0%
10,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.640%, 2/6/2019	10,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.640%, 2/6/2019	10,100,000
4,840,000		Berkeley County, SC School District, Solar Eclipse (Series 2017-0030) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/14/2019	4,840,000
6,000,000		Lexington County, SC School District No. 001 (South Carolina School District Credit Enhancement Program), Solar Eclipse (Series 2017-0058) TOBs, (GTD by South Carolina School District Credit Enhancement Program)/(U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 5/2/2019	6,000,000
1,305,000		South Carolina Jobs-EDA (ACI Industries LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.600%, 2/7/2019	1,305,000
		TOTAL	32,745,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 1.490%, 2/7/2019	3,000,000
		Tennessee—0.9%
25,320,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 1.640%, 2/6/2019	25,320,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.390%, 2/1/2019	5,000,000
		TOTAL	30,320,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—17.1%
$39,350,000		Austin, TX Airport System (Austin, TX), (Series 2005-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.460%, 2/7/2019	$39,350,000
39,350,000		Austin, TX Airport System (Austin, TX), (Series 2005-2) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.460%, 2/7/2019	39,350,000
25,075,000		Austin, TX Airport System (Austin, TX), (Series 2005-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.460%, 2/7/2019	25,075,000
22,600,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.610%, 2/6/2019	22,600,000
15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.610%, 2/6/2019	15,800,000
30,000,000		Calhoun, TX Port Authority (BP PLC), (Series 1998) Weekly VRDNs, 1.600%, 2/6/2019	30,000,000
2,950,000		Dalhart, TX Economic Development Corp. (Northside Farms LLC), (Series 2005) Weekly VRDNs, (AgriBank FCB LOC), 1.480%, 2/7/2019	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.510%, 2/7/2019	2,100,000
14,070,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	14,070,000
9,000,000		Houston, TX Housing Finance Corp. (Regency Park Apartments), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.560%, 2/6/2019	9,000,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.640%, 2/6/2019	4,000,000
18,900,000		Port Arthur Navigation District, TX IDC (Air Products & Chemicals, Inc.), (Series 2000) Weekly VRDNs, 1.440%, 2/6/2019	18,900,000
12,500,000		Port Arthur Navigation District, TX IDC (Air Products & Chemicals, Inc.), (Series 2002) Weekly VRDNs, 1.440%, 2/6/2019	12,500,000
79,075,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 1.600%, 2/6/2019	79,075,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 1.600%, 2/6/2019	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 1.600%, 2/6/2019	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 1.600%, 2/6/2019	42,000,000
33,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 1.600%, 2/6/2019	33,600,000
41,250,000		Port of Port Arthur Navigation District of Jefferson County, TX (Emerald Renewable Diesel LLC), (Series 2018) TOBs, (GTD by United States Treasury), 2.400%, Mandatory Tender 5/31/2019	41,250,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.560%, 2/7/2019	15,000,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$51,000,000		Texas State, (Series 2018) TRANs, 4.000%, 8/29/2019	$51,602,617
15,070,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2005A) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.510%, 2/6/2019	15,070,000
19,360,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2005B) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.510%, 2/6/2019	19,360,000
		TOTAL	558,352,617
		Utah—2.8%
89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.600%, 2/7/2019	89,675,000
730,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Bank Northwest, N.A. LOC), 1.600%, 2/7/2019	730,000
		TOTAL	90,405,000
		Virginia—0.7%
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank NA, New York LIQ), 1.580%, 2/7/2019	3,100,000
1,650,000		Harrisonburg, VA Redevelopment & Housing Authority (Woodman West Preservation, LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 1.460%, 2/7/2019	1,650,000
19,465,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank NA, New York LIQ), 1.630%, Optional Tender 2/14/2019	19,465,000
		TOTAL	24,215,000
		Washington—0.7%
2,035,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/7/2019	2,035,000
8,780,000		Port of Seattle, WA Revenue, Tender Option Bond Trust Certificates (Series 2018-XF2630) Weekly VRDNs, (Credit Suisse AG LIQ), 1.530%, 2/7/2019	8,780,000
2,100,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 1.540%, 2/7/2019	2,100,000
8,300,000		Washington State Housing Finance Commission (Inglenook Court LLC), (Series 1995) Weekly VRDNs, (FHLMC LOC), 1.550%, 2/6/2019	8,300,000
		TOTAL	21,215,000
		Wisconsin—0.3%
3,500,000		Burlington, WI Area School District BANs, 3.000%, 8/6/2019	3,509,555
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.580%, 2/7/2019	1,000,000
1,075,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.630%, 2/7/2019	1,075,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—continued
$3,500,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 1.650%, 2/7/2019	$3,500,000
		TOTAL	9,084,555
		Wyoming—0.6%
18,500,000		Sweetwater County, WY Environmental Improvement (Pacificorp), (Series 1995) Daily VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.700%, 2/1/2019	18,500,000
		TOTAL INVESTMENT IN SECURITIES—99.5% (AT AMORTIZED COST)[2]	3,248,244,556
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	16,192,499
		TOTAL NET ASSETS—100%	$3,264,437,055
Securities that are subject to the federal alternative minimum tax (AMT) represent 56.5% of the portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report
19

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRNs	—Floating Rate Notes
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.011	0.001	0.001	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.011	0.002	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.011)	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.011)	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.75%	1.12%	0.72%	0.17%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%	0.21%	0.17%[4]	0.14%	0.16%
Net investment income	1.48%[3]	1.10%	0.64%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[3]	0.10%	0.11%	0.14%	0.16%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,298,113	$1,163,568	$667,169	$1,003,993	$1,037,940	$1,242,908
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$3,248,244,556
Cash		2,238,213
Income receivable		10,706,329
Receivable for investments sold		9,683,889
Receivable for shares sold		751,931
TOTAL ASSETS		3,271,624,918
Liabilities:
Payable for investments purchased	$3,509,555
Payable for shares redeemed	2,493,451
Income distribution payable	398,437
Capital gain distribution payable	1,381
Payable for investment adviser fee (Note 4)	9,806
Payable for administrative fees (Note 4)	7,134
Payable for Directors'/Trustees' fees (Note 4)	3,007
Payable for distribution services fee (Note 2)	144,787
Payable for other service fees (Notes 2 and 4)	387,195
Accrued expenses (Note 4)	233,110
TOTAL LIABILITIES		7,187,863
Net assets for 3,264,447,598 shares outstanding		$3,264,437,055
Net Assets Consist of:
Paid-in capital		$3,264,427,287
Total distributable earnings		9,768
TOTAL NET ASSETS		$3,264,437,055
Semi-Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$707,351,137 ÷ 707,353,420 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$33,735,799 ÷ 33,735,908 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,298,113,060 ÷ 1,298,117,252 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$365,429,301 ÷ 365,430,484 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$47,336,096 ÷ 47,336,250 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$279,890,413 ÷ 279,891,316 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$532,581,249 ÷ 532,582,968 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$25,837,242
Expenses:
Investment adviser fee (Note 4)		$3,050,694
Administrative fee (Note 4)		1,221,032
Custodian fees		53,027
Transfer agent fee (Note 2)		365,171
Directors'/Trustees' fees (Note 4)		11,128
Auditing fees		12,033
Legal fees		10,240
Portfolio accounting fees		133,823
Distribution services fee (Note 4)		1,040,274
Other service fees (Notes 2 and 4)		1,807,448
Share registration costs		129,084
Printing and postage		23,986
Miscellaneous (Note 4)		9,413
TOTAL EXPENSES		7,867,353
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,403,951)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(219,421)
TOTAL WAIVERS AND REIMBURSEMENT		(1,623,372)
Net expenses			6,243,981
Net investment income			19,593,261
Net realized gain on investments			9,600
Change in net assets resulting from operations			$19,602,861
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,593,261	$19,765,062
Net realized gain	9,600	6,987
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,602,861	19,772,049
Distributions to Shareholders (Note 2):
Automated Shares[1]	(1,874,253)	(402,056)
Investment Shares	(172,124)	(251,549)
Wealth Shares	(9,180,720)	(11,017,774)
Service Shares	(3,094,989)	(3,649,842)
Cash II Shares	(193,917)	(282,274)
Cash Series Shares	(1,002,003)	(1,086,405)
Capital Shares	(4,085,868)	(3,853,316)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,603,874)	(20,543,216)
Share Transactions:
Proceeds from sale of shares	4,128,873,964	6,915,209,584
Net asset value of shares issued to shareholders in payment of distributions declared	16,806,928	16,431,149
Cost of shares redeemed	(3,596,808,489)	(5,783,946,758)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	548,872,403	1,147,693,975
Change in net assets	548,871,390	1,146,922,808
Net Assets:
Beginning of period	2,715,565,665	1,568,642,857
End of period	$3,264,437,055	$2,715,565,665
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Automated Shares, Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,623,372 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$145,507	$—
Investment Shares	19,370	—
Wealth Shares	11,360	—
Service Shares	4,595	—
Cash II Shares	22,764	—
Cash Series Shares	156,082	(47,538)
Capital Shares	5,493	(4)
TOTAL	$365,171	$(47,542)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Automated Shares	$379,528
Investment Shares	232,819
Wealth Shares	10,707,835
Service Shares	3,482,255
Cash II Shares	253,539
Cash Series Shares	942,934
Capital Shares	3,766,152

Net realized gain
Automated Shares	$22,528
Investment Shares	18,730
Wealth Shares	309,939
Service Shares	167,587
Cash II Shares	28,735
Cash Series Shares	143,471
Capital Shares	87,164
Undistributed net investment income at July 31, 2018 was $3,826.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$404,453
Investment Shares	47,584
Service Shares	627,072
Cash II Shares	61,536
Cash Series Shares	377,654
Capital Shares	289,149
TOTAL	$1,807,448
For the six months ended January 31, 2019, the Fund's Wealth Shares did not incur other service fees.
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28

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018[1]
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	805,013,022	$805,013,022	138,279,355	$138,279,355
Shares issued to shareholders in payment of distributions declared	1,873,919	1,873,919	401,545	401,545
Shares redeemed	(148,485,932)	(148,485,932)	(89,728,589)	(89,728,589)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	658,401,009	$658,401,009	48,952,311	$48,952,311

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	34,155,273	$34,155,273	73,981,782	$73,981,782
Shares issued to shareholders in payment of distributions declared	172,123	172,123	251,549	251,549
Shares redeemed	(40,810,449)	(40,810,449)	(102,671,062)	(102,671,062)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(6,483,053)	$(6,483,053)	(28,437,731)	$(28,437,731)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,724,140,592	$1,724,140,592	2,919,053,360	$2,919,053,360
Shares issued to shareholders in payment of distributions declared	6,820,813	6,820,813	7,466,275	7,466,275
Shares redeemed	(1,596,416,350)	(1,596,416,350)	(2,429,793,107)	(2,429,793,107)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	134,545,055	$134,545,055	496,726,528	$496,726,528

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	848,748,945	$848,748,945	1,474,353,125	$1,474,353,125
Shares issued to shareholders in payment of distributions declared	2,704,819	2,704,819	3,148,427	3,148,427
Shares redeemed	(935,123,820)	(935,123,820)	(1,397,929,661)	(1,397,929,661)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(83,670,056)	$(83,670,056)	79,571,891	$79,571,891
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	24,023,735	$24,023,735	75,426,732	$75,426,732
Shares issued to shareholders in payment of distributions declared	192,890	192,890	273,407	273,407
Shares redeemed	(26,684,174)	(26,684,174)	(114,737,549)	(114,737,549)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	(2,467,549)	$(2,467,549)	(39,037,410)	$(39,037,410)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	348,264,851	$348,264,851	1,006,105,326	$1,006,105,326
Shares issued to shareholders in payment of distributions declared	989,822	989,822	1,071,542	1,071,542
Shares redeemed	(397,506,739)	(397,506,739)	(797,950,473)	(797,950,473)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(48,252,066)	$(48,252,066)	209,226,395	$209,226,395

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	344,527,545	$344,527,545	1,228,009,904	$1,228,009,904
Shares issued to shareholders in payment of distributions declared	4,052,543	4,052,543	3,818,404	3,818,404
Shares redeemed	(451,781,025)	(451,781,025)	(851,136,317)	(851,136,317)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(103,200,937)	$(103,200,937)	380,691,991	$380,691,991
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	548,872,403	$548,872,403	1,147,693,975	$1,147,693,975
1	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2019, the Adviser voluntarily waived $1,403,951 of its fee and voluntarily reimbursed $47,542 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$47,591	$(5,711)
Cash II Shares	86,313	—
Cash Series Shares	906,370	(166,168)
TOTAL	$1,040,274	$(171,879)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $987 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $188,525 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $606,140,000 and $1,015,870,000, respectively.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
6. SUBSEQUENT EVENT
Effective May 31, 2019, the Fund will change its fiscal year end from July 31 to May 31.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,007.50	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.07
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
Federated Municipal Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report
40

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report
41

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
34427 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	31.9%
Commercial Paper	24.4%
Bank Instruments	23.2%
Other Repurchase Agreements and Repurchase Agreements	20.7%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.1%[5]
8 to 30 Days	24.6%
31 to 90 Days	22.3%
91 to 180 Days	5.1%
181 Days or more	2.2%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 32.5% of the Fund's portfolio.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT—10.3%
		Finance - Banking—10.3%
$25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	$25,000,000
57,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.720%, 2/27/2019	57,000,000
360,000,000		MUFG Bank Ltd., 2.700%—2.900%, 4/17/2019 - 5/29/2019	360,000,000
290,000,000		Mizuho Bank Ltd., 2.660%—2.800%, 2/7/2019 - 5/7/2019	290,014,738
150,000,000		Mizuho Bank Ltd., 2.720%—2.850%, 2/28/2019 - 4/30/2019	149,458,037
245,000,000		Mizuho Bank Ltd., 2.720%—2.950%, 2/7/2019 - 3/21/2019	244,184,337
26,750,000		Sumitomo Mitsui Banking Corp., 2.700%, 5/3/2019	26,705,458
307,700,000		Sumitomo Mitsui Trust Bank Ltd., 2.410%—2.790%, 2/6/2019 - 4/30/2019	307,700,000
240,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.700%—2.930%, 2/4/2019 - 4/18/2019	239,283,813
60,000,000		Toronto Dominion Bank, 2.600%, 5/14/2019	60,000,000
25,000,000		Toronto Dominion Bank, 2.960%, 7/24/2019	25,000,000
14,500,000		Wells Fargo Bank International, 2.640%, 3/21/2019	14,500,000
		TOTAL CERTIFICATES OF DEPOSIT	1,798,846,383
	[1]	COMMERCIAL PAPER—24.4%
		Finance - Banking—7.1%
102,460,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.606%—2.656%, 2/8/2019 - 2/14/2019	102,386,024
100,000,000		Banque et Caisse d'Epargne de L'Etat, 2.482%—2.615%, 3/11/2019 - 4/1/2019	99,659,278
85,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.817%—3.060%, 7/1/2019 - 10/11/2019	83,420,317
50,000,000		Credit Suisse AG, 2.641%, 3/29/2019	49,795,444
23,500,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.668%, 2/20/2019	23,467,133
113,760,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.824%—2.840%, 3/11/2019 - 3/18/2019	113,400,746
25,000,000		J.P. Morgan Securities LLC, 2.511%, 2/26/2019	24,956,944
25,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.712%, 2/19/2019	24,966,250
60,163,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.590%, 3/14/2019	59,986,221
364,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.503%—2.871%, 2/1/2019 - 3/19/2019	363,164,187
50,000,000		NRW.Bank, 2.732%, 2/19/2019	49,932,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$175,000,000		Sumitomo Mitsui Banking Corp., 2.619%—2.690%, 2/1/2019 - 7/1/2019	$174,168,750
75,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	73,288,063
		TOTAL	1,242,591,357
		Finance - Commercial—0.4%
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.501%, 2/7/2019	79,966,667
		Finance - Retail—12.0%
165,000,000		Barton Capital S.A., 2.451%—2.692%, 2/1/2019 - 2/25/2019	164,866,000
323,000,000		CAFCO, LLC, 2.720%—2.862%, 2/27/2019 - 3/28/2019	321,912,493
150,000,000		CHARTA, LLC, 2.690%—2.720%, 2/22/2019 - 2/27/2019	149,746,750
227,750,000		CRC Funding, LLC, 2.628%—2.953%, 3/22/2019 - 6/18/2019	226,356,905
198,600,000		Chariot Funding LLC, 2.881%—2.996%, 5/13/2019 - 1/27/2020	195,545,866
180,000,000		Old Line Funding, LLC, 2.604%—2.984%, 3/25/2019 - 11/4/2019	178,074,985
60,000,000		Old Line Funding, LLC, 2.846%, 4/4/2019	59,708,600
441,500,000		Sheffield Receivables Company LLC, 2.482%—2.877%, 2/1/2019 - 4/5/2019	440,098,540
230,000,000		Starbird Funding Corp., 2.668%—2.850%, 2/7/2019 - 3/11/2019	229,427,489
141,138,000		Thunder Bay Funding, LLC, 2.623%—3.070%, 2/20/2019 - 9/25/2019	139,995,274
		TOTAL	2,105,732,902
		Finance - Securities—3.5%
175,000,000		Anglesea Funding LLC, 2.511%—2.776%, 2/1/2019 - 4/1/2019	174,547,667
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.501%, 2/1/2019	100,000,000
90,000,000		Collateralized Commercial Paper Co. LLC, 2.552%—2.994%, 3/7/2019 - 6/19/2019	89,413,258
164,000,000		Collateralized Commercial Paper FLEX Co., LLC, 2.911%—2.974%, 7/10/2019 - 8/15/2019	161,640,992
60,000,000		Collateralized Commercial Paper II Co. LLC, 2.532%—3.231%, 3/4/2019 - 11/25/2019	59,030,826
25,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.813%, 2/19/2019	24,965,000
		TOTAL	609,597,743
		Sovereign—1.4%
50,000,000		Caisse des Depots et Consignations (CDC), 2.614%, 4/2/2019	49,785,000
50,000,000		Erste Abwicklungsanstalt, 2.678%, 2/21/2019	49,926,111
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—continued
$139,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.678%—2.712%, 2/11/2019 - 2/23/2019	$138,848,804
		TOTAL	238,559,915
		TOTAL COMMERCIAL PAPER	4,276,448,584
	[2]	NOTES - VARIABLE—31.9%
		Aerospace/Auto—0.3%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.733% (1-month USLIBOR +0.240%), 2/4/2019	50,000,000
		Finance - Banking—25.6%
124,500,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.720% (1-month USLIBOR +0.200%), 2/1/2019	124,500,000
75,000,000		Bank of Montreal, 2.707% (1-month USLIBOR +0.200%), 2/4/2019	75,000,000
50,000,000		Bank of Montreal, 2.716% (1-month USLIBOR +0.200%), 2/11/2019	50,000,000
60,000,000		Bank of Montreal, 2.790% (1-month USLIBOR +0.280%), 2/25/2019	60,000,000
65,000,000		Bank of Montreal, 2.813% (1-month USLIBOR +0.300%), 2/5/2019	65,000,000
25,000,000		Bank of Montreal, 2.813% (1-month USLIBOR +0.300%), 2/7/2019	25,000,000
100,000,000		Bank of Montreal, 2.919% (1-month USLIBOR +0.400%), 2/11/2019	100,000,000
75,000,000		Bank of Montreal, 2.922% (3-month USLIBOR +0.100%), 3/25/2019	75,000,000
35,000,000		Bank of Montreal, 2.959% (1-month USLIBOR +0.440%), 2/11/2019	35,000,000
75,000,000		Bank of Montreal, 3.051% (3-month USLIBOR +0.250%), 3/18/2019	75,000,000
70,000,000		Bank of Nova Scotia, Toronto, 2.819% (1-month USLIBOR +0.300%), 2/25/2019	70,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.750% (1-month USLIBOR +0.240%), 2/25/2019	20,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.756% (1-month USLIBOR +0.240%), 2/11/2019	50,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.790% (1-month USLIBOR +0.270%), 2/1/2019	30,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.804% (1-month USLIBOR +0.290%), 2/12/2019	25,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.828% (1-month USLIBOR +0.320%), 2/18/2019	10,000,000
19,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.832% (1-month USLIBOR +0.320%), 2/25/2019	19,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.849% (1-month USLIBOR +0.330%), 2/25/2019	20,000,000
3,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.853% (1-month USLIBOR +0.340%), 2/7/2019	3,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.920% (3-month USLIBOR +0.130%), 3/21/2019	25,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.934% (3-month USLIBOR +0.130%), 4/8/2019	$50,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.987% (3-month USLIBOR +0.220%), 3/8/2019	20,000,000
38,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 3.028% (3-month USLIBOR +0.220%), 3/27/2019	38,000,000
140,000,000		Canadian Imperial Bank of Commerce, 2.696% (1-month USLIBOR +0.190%), 2/22/2019	140,000,000
10,000,000		Canadian Imperial Bank of Commerce, 2.813% (1-month USLIBOR +0.300%), 2/6/2019	10,000,000
125,000,000		Canadian Imperial Bank of Commerce, 2.866% (1-month USLIBOR +0.350%), 2/8/2019	125,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.886% (1-month USLIBOR +0.380%), 2/19/2019	100,000,000
30,000,000		Canadian Imperial Bank of Commerce, 2.896% (1-month USLIBOR +0.380%), 2/11/2019	30,000,000
252,000,000		Canadian Imperial Bank of Commerce, 2.907% (1-month USLIBOR +0.400%), 2/4/2019	252,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.918% (3-month USLIBOR +0.180%), 3/1/2019	50,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.934% (3-month USLIBOR +0.130%), 4/8/2019	50,000,000
7,260,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	7,260,000
3,700,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 2.540%, 2/6/2019	3,700,000
50,000,000		Commonwealth Bank of Australia, 2.711% (1-month USLIBOR +0.200%), 2/11/2019	50,000,000
50,000,000		Commonwealth Bank of Australia, 2.722% (1-month USLIBOR +0.220%), 2/26/2019	50,000,000
5,005,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	5,005,000
6,880,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.490%, 2/7/2019	6,880,000
7,000,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 2.590%, 2/7/2019	7,000,000
2,580,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	2,580,000
4,865,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.550%, 2/7/2019	4,865,000
15,865,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	15,865,000
60,000,000		J.P. Morgan Securities LLC, 2.704% (1-month USLIBOR +0.190%), 2/14/2019	60,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	$3,000,000
1,250,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	1,250,000
70,000,000		National Australia Bank Ltd., Melbourne, 2.931% (1-month USLIBOR +0.420%), 2/11/2019	70,000,000
33,750,000		National Australia Bank Ltd., Melbourne, Sr. Note, 144A, 2.946% (3-month USLIBOR +0.240%), 2/28/2019	33,780,387
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA, New York LOC), 2.490%, 2/7/2019	29,435,000
7,373,050		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 2.530%, 2/6/2019	7,373,050
40,350,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.782% (1-month USLIBOR +0.350%), 2/13/2019	40,350,000
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.771% (1-month USLIBOR +0.350%), 2/12/2019	30,500,000
25,000,000		Royal Bank of Canada, 2.709% (1-month USLIBOR +0.200%), 2/15/2019	25,000,000
50,000,000		Royal Bank of Canada, 2.729% (1-month USLIBOR +0.210%), 2/11/2019	50,000,000
20,000,000		Royal Bank of Canada, 2.840% (3-month USLIBOR +0.200%), 2/15/2019	20,000,000
50,000,000		Royal Bank of Canada, 2.862% (1-month USLIBOR +0.360%), 2/28/2019	50,000,000
80,000,000		Royal Bank of Canada, 2.894% (1-month USLIBOR +0.380%), 2/13/2019	80,000,000
59,000,000		Royal Bank of Canada, 3.014% (3-month USLIBOR +0.210%), 4/8/2019	59,000,000
134,500,000		Royal Bank of Canada, 3.018% (3-month USLIBOR +0.210%), 4/3/2019	134,500,000
10,000,000		Royal Bank of Canada, 3.072% (3-month USLIBOR +0.280%), 3/20/2019	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 2.490%, 2/7/2019	15,000,000
5,330,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 2.490%, 2/7/2019	5,330,000
5,920,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.550%, 2/7/2019	5,920,000
100,000,000		State Street Bank and Trust Co., 2.779% (1-month USLIBOR +0.270%), 2/15/2019	100,000,000
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$40,000,000		Sumitomo Mitsui Banking Corp., 2.686% (1-month USLIBOR +0.180%), 2/22/2019	$40,000,000
70,000,000		Sumitomo Mitsui Banking Corp., 2.817% (1-month USLIBOR +0.310%), 2/5/2019	70,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.819% (1-month USLIBOR +0.300%), 2/11/2019	100,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.822% (1-month USLIBOR +0.320%), 2/26/2019	100,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.823% (1-month USLIBOR +0.320%), 2/4/2019	100,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.831% (1-month USLIBOR +0.310%), 2/8/2019	100,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.922% (3-month USLIBOR +0.150%), 4/23/2019	50,000,000
1,215,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 2.550%, 2/1/2019	1,215,000
80,000,000		Toronto Dominion Bank, 2.732% (1-month USLIBOR +0.230%), 2/26/2019	80,000,000
82,000,000		Toronto Dominion Bank, 2.791% (1-month USLIBOR +0.270%), 2/8/2019	82,000,000
60,000,000		Toronto Dominion Bank, 2.801% (1-month USLIBOR +0.280%), 2/8/2019	60,000,000
60,000,000		Toronto Dominion Bank, 2.802% (3-month USLIBOR +0.210%), 2/6/2019	60,000,000
60,000,000		Toronto Dominion Bank, 2.864% (1-month USLIBOR +0.350%), 2/13/2019	60,000,000
110,000,000		Toronto Dominion Bank, 2.872% (1-month USLIBOR +0.370%), 2/27/2019	110,000,000
20,000,000		Toronto Dominion Bank, 2.918% (3-month USLIBOR +0.140%), 3/14/2019	20,000,000
30,000,000		Toronto Dominion Bank, 2.922% (3-month USLIBOR +0.150%), 4/23/2019	30,000,000
31,000,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 2.410%, 2/7/2019	31,000,000
5,700,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 2.490%, 2/6/2019	5,700,000
25,000,000		Wells Fargo Bank, N.A., 2.849% (3-month USLIBOR +0.160%), 2/25/2019	25,000,000
10,000,000		Wells Fargo Bank, N.A., 2.967% (3-month USLIBOR +0.200%), 3/7/2019	10,000,000
20,000,000		Wells Fargo Bank, N.A., 2.983% (3-month USLIBOR +0.210%), 4/17/2019	20,000,000
73,500,000		Westpac Banking Corp. Ltd., Sydney, 2.701% (1-month USLIBOR +0.190%), 2/11/2019	73,500,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.716% (1-month USLIBOR +0.210%), 2/20/2019	$75,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 2.771% (3-month USLIBOR +0.180%), 2/1/2019	50,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.799% (1-month USLIBOR +0.280%), 2/25/2019	25,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.814% (1-month USLIBOR +0.300%), 2/13/2019	25,000,000
125,000,000		Westpac Banking Corp. Ltd., Sydney, 2.829% (1-month USLIBOR +0.320%), 2/15/2019	125,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.957% (3-month USLIBOR +0.170%), 4/15/2019	99,980,931
44,500,000		Westpac Banking Corp. Ltd., Sydney, 2.975% (3-month USLIBOR +0.180%), 4/2/2019	44,500,000
		TOTAL	4,497,659,368
		Finance - Commercial—0.3%
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.743% (1-month USLIBOR +0.230%), 2/5/2019	50,000,000
		Finance - Retail—2.5%
64,500,000		Chariot Funding LLC, 2.710% (1-month USLIBOR +0.210%), 2/25/2019	64,500,000
11,380,107		Holmes Master Issuer PLC 2018-2A, Class A1, 2.805% (1-month USLIBOR +0.350%), 2/15/2019	11,380,108
50,000,000		Old Line Funding, LLC, 2.806% (1-month USLIBOR +0.290%), 2/11/2019	50,000,000
50,000,000		Old Line Funding, LLC, 2.813% (1-month USLIBOR +0.300%), 2/11/2019	50,000,000
68,000,000		Old Line Funding, LLC, 2.816% (1-month USLIBOR +0.300%), 2/11/2019	68,000,000
90,000,000		Old Line Funding, LLC, 2.853% (1-month USLIBOR +0.350%), 2/4/2019	90,000,000
50,000,000		Old Line Funding, LLC, 3.006% (1-month USLIBOR +0.500%), 2/22/2019	50,000,000
50,000,000		Thunder Bay Funding, LLC, 2.813% (1-month USLIBOR +0.300%), 2/11/2019	50,000,000
		TOTAL	433,880,108
		Finance - Securities—2.2%
51,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.810% (1-month USLIBOR +0.300%), 2/25/2019	51,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$50,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.869% (1-month USLIBOR +0.350%), 2/11/2019	$50,000,000
25,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.888% (1-month USLIBOR +0.380%), 2/18/2019	25,000,000
43,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.919% (3-month USLIBOR +0.120%), 4/11/2019	43,000,000
45,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.782% (1-month USLIBOR +0.280%), 2/26/2019	45,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.789% (1-month USLIBOR +0.280%), 2/15/2019	20,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.888% (3-month USLIBOR +0.100%), 3/15/2019	25,000,000
30,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.905% (3-month USLIBOR +0.110%), 4/5/2019	30,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.971% (3-month USLIBOR +0.220%), 4/30/2019	20,000,000
30,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.730% (1-month USLIBOR +0.210%), 2/1/2019	30,000,000
20,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.744% (1-month USLIBOR +0.230%), 2/12/2019	20,000,000
35,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.924% (3-month USLIBOR +0.100%), 3/25/2019	35,000,000
		TOTAL	394,000,000
		Government Agency—1.0%
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 2.490%, 2/7/2019	4,925,000
2,030,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 2.520%, 2/7/2019	2,030,000
18,050,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	18,050,000
7,210,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 2.490%, 2/7/2019	7,210,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 2.490%, 2/7/2019	6,740,000
11,400,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 2.490%, 2/7/2019	11,400,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	$23,820,000
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	35,960,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	7,450,000
5,705,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 2.530%, 2/7/2019	5,705,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 2.490%, 2/6/2019	11,260,000
20,400,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	20,400,000
13,600,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-B, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	13,600,000
		TOTAL	177,550,000
		TOTAL NOTES - VARIABLE	5,603,089,476
		TIME DEPOSITS—12.9%
		Finance - Banking—12.9%
367,800,000		ABN Amro Bank NV, 2.420%, 2/6/2019	367,800,000
850,000,000		Cooperatieve Rabobank UA, 2.360%, 2/1/2019	850,000,000
150,000,000		Credit Industriel et Commercial, 2.350%, 2/1/2019	150,000,000
300,000,000		DNB Bank ASA, 2.350%, 2/1/2019	300,000,000
150,000,000		Nordea Bank Abp, 2.350%, 2/1/2019	150,000,000
150,000,000		Northern Trust Co., Chicago, IL, 2.300%, 2/1/2019	150,000,000
300,000,000		Standard Chartered Bank, 2.420%, 2/1/2019	300,000,000
		TOTAL TIME DEPOSITS	2,267,800,000
		INVESTMENT COMPANY—0.1%
26,997,500		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[3] (IDENTIFIED COST $27,000,200)	27,000,200
		OTHER REPURCHASE AGREEMENTS—6.7%
		Finance - Banking—6.7%
$100,000,000		BMO Capital Markets Corp., 2.490%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,833 on 2/1/2019, in which asset-backed securities, corporate bonds, medium-term notes and municipal bonds with a market value of $204,014,152 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$25,000,000	BNP Paribas SA, 2.710%, dated 12/21/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,350,042 on 2/21/2019, in which asset-backed securities and corporate bonds with a market value of $76,857,703 have been received as collateral and held with BNY Mellon as tri-party agent.	$25,000,000
50,000,000	Citigroup Global Markets, Inc., 3.240%, dated 8/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,241,042 on 2/1/2019, in which certificates of deposit, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $76,721,966 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Citigroup Global Markets, Inc., 3.290%, dated 8/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,436,403 on 2/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $148,335,297 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	HSBC Securities (USA), Inc., 2.490%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,458 on 2/1/2019, in which assets-backed securities with a market value of $51,000,001 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
123,000,000	HSBC Securities (USA), Inc., 2.490%, dated 1/31/2019, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,015,563 on 2/1/2019, in which corporate bonds and medium-term notes with a market value of $229,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	123,000,000
50,000,000	ING Financial Markets LLC, 2.550%, dated 1/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,007,083 on 2/1/2019, in which corporate bonds and medium-term notes with a market value of $102,007,225 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
100,000,000	MUFG Securities Americas, Inc., 2.590%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,389 on 2/1/2019, in which asset-backed securities, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $204,014,997 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	MUFG Securities Americas, Inc., 2.510%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,944 on 2/1/2019, in which asset-backed securities, corporate bonds, municipal bonds and treasury notes with a market value of $204,014,224 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
94,000,000	Mizuho Securities USA, Inc., 3.400%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,876,444 on 3/8/2019 in which asset-backed securities with a market value of $163,554,507 have been received as collateral and held with BNY Mellon as tri-party agent.	94,000,000
50,000,000	Mizuho Securities USA, Inc., 2.640%, dated 1/24/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,051,333 on 2/7/2019 in which American depositary receipts, common stocks, convertible bonds, exchange-traded funds and unit investment trust with a market value of $51,029,942 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
19,000,000	Mizuho Securities USA, Inc., 2.810%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,903 on 2/1/2019 in which collateralized mortgage obligations with a market value of $51,003,981 have been received as collateral and held with BNY Mellon as tri-party agent.	19,000,000
100,000,000	Wells Fargo Securities LLC, 2.540%, dated 1/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,049,389 on 2/7/2019 in which certificates of deposit and commercial paper with a market value of $102,007,197 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Wells Fargo Securities LLC, 3.260%, dated 10/19/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,639,558 on 4/18/2019 in which asset-backed securities and collateralized mortgage obligations with a market value of $102,129,314 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
90,000,000	Wells Fargo Securities LLC, 2.540%, dated 1/25/2019, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,044,450 on 2/1/2019 in which commercial paper with a market value of $91,845,339 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$70,000,000	Wells Fargo Securities LLC, 3.220%, dated 1/23/2019, interest in a $70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,563,500 on 4/23/2019 in which collateralized mortgage obligations with a market value of $71,457,477 have been received as collateral and held with BNY Mellon as tri-party agent.	$70,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,171,000,000
	REPURCHASE AGREEMENTS—14.0%
	Finance - Banking—14.0%
525,000,000	Repurchase agreement 2.580%, dated 1/31/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $525,037,625 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2068 and the market value of those underlying securities was $539,201,437.	525,000,000
750,000,000	Repurchase agreement 2.580%, dated 1/31/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,053,750 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2068 and the market value of those underlying securities was $770,071,395.	750,000,000
500,000,000	Repurchase agreement 2.580%, dated 1/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,035,833 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $511,299,269.	500,000,000
260,000,000	Interest in $2,200,000,000 joint repurchase agreement 2.580%, dated 1/31/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,157,667 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2060 and the market value of those underlying securities was $2,251,576,365.	260,000,000
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$414,100,000	Interest in $3,000,000,000 joint repurchase agreement 2.590%, dated 1/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,215,833 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,076,654,651.	$414,100,000
	TOTAL REPURCHASE AGREEMENTS	2,449,100,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (AMORTIZED AND IDENTIFIED COST $17,593,284,643)[4]	17,593,284,643
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(58,085,679)
	TOTAL NET ASSETS—100%	$17,535,198,964
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	26,997,500
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 1/31/2019	26,997,500
Value	$27,000,200
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$314,654
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Semi-Annual Shareholder Report
15

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Certificates of Deposit	$—	$1,798,846,383	$—	$1,798,846,383
Commercial Paper	—	4,276,448,584	—	4,276,448,584
Notes-Variable	—	5,603,089,476	—	5,603,089,476
Time Deposits	—	2,267,800,000	—	2,267,800,000
Other Repurchase Agreements	—	1,171,000,000	—	1,171,000,000
Repurchase Agreements	—	2,449,100,000	—	2,449,100,000
Investment Company	27,000,200	—	—	27,000,200
TOTAL SECURITIES	$27,000,200	$17,566,284,443	$—	$17,593,284,643
The following acronyms are used throughout this portfolio:
COL	— Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London InterBank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.012	0.005	0.001	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.012	0.005	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.010)	(0.012)	(0.005)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.010)	(0.012)	(0.005)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.98%	1.22%	0.45%	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.53%[5]	0.51%	0.51%	0.48%	0.30%[5]
Net investment income	2.01%[5]	1.21%	0.37%	0.07%	0.02%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.13%	0.13%	0.14%	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,653,808	$376,107	$346,013	$1,100,224	$121,723
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.006	0.000[2]	0.000[2]	0.000[2]
Net realized gain	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.006	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.007)	(0.006)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.007)	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.66%	0.58%	0.04%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.13%[5]	1.15%	0.82%	0.56%	0.31%[5]
Net investment income	1.32%[5]	0.56%	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.16%[5]	0.18%	0.51%	0.73%	0.99%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$55,656	$42,390	$51,059	$231,222	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.015	0.008	0.003	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.015	0.008	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.011)	(0.015)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.015)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.13%	1.53%	0.75%	0.27%	0.05%	0.03%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income	2.26%[3]	1.56%	0.71%	0.26%	0.05%	0.03%
Expense waiver/reimbursement[4]	0.11%[3]	0.13%	0.13%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,677,186	$5,770,600	$2,868,583	$6,447,093	$10,562,802	$10,709,538
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout The Period)
Period Ended (unaudited) 1/31/2019[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.001
Net realized gain	—
TOTAL FROM INVESTMENT OPERATIONS	0.001
Less Distributions:
Distributions from net investment income	(0.001)
Net Asset Value, End of Period	$1.00
Total Return[2]	0.10%
Ratios to Average Net Assets:
Net expenses	—
Net investment income	3.39%[3]
Expense waiver/reimbursement[4]	—
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to January 31, 2019.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.013	0.005	0.001	0.000[1]	0.000[1]
Net realized gain	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.013	0.005	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.013)	(0.005)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.013)	(0.005)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.01%	1.28%	0.50%	0.08%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%[3]	0.45%	0.45%	0.40%	0.24%	0.22%
Net investment income	2.00%[3]	1.31%	0.47%	0.08%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.11%[3]	0.13%	0.13%	0.16%	0.30%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,681,299	$1,799,914	$1,215,338	$2,044,619	$1,959,603	$1,032,001
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.008	0.002	0.000[2]	0.000[2]
Net realized gain	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.008	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.008)	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.008)	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.78%	0.83%	0.16%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%[5]	0.90%	0.79%	0.54%	0.30%[5]
Net investment income	1.55%[5]	0.80%	0.16%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.13%	0.24%	0.46%	0.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,062,947	$998,683	$1,196,268	$1,477,770	$211,294
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.007	0.001	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.007	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.007)	(0.007)	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.007)	(0.007)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.72%	0.72%	0.08%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.01%[5]	1.00%	0.70%	0.51%	0.30%[5]
Net investment income	1.41%[5]	0.72%	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.21%[5]	0.23%	0.57%	0.74%	0.95%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$24,362	$29,911	$28,365	$472,110	$9,734
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.013	0.007	0.002	0.000[1]	0.000[1]
Net realized gain	0.001	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.014	0.007	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.011)	(0.014)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.014)	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.08%	1.43%	0.65%	0.17%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.30%	0.30%	0.24%	0.22%
Net investment income	2.15%[3]	1.46%	0.45%	0.17%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.11%[3]	0.13%	0.12%	0.10%	0.15%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$547,575	$398,852	$203,594	$1,570,124	$2,139,131	$2,616,257
1	Represents less than $0.001.
2	Based on net asset value.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.010	0.003	0.000[2]	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.010	0.003	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.009)	(0.010)	(0.003)	(0.000)[2]	—
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.009)	(0.010)	(0.003)	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.88%	1.02%	0.29%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.70%[5]	0.70%	0.63%	0.55%	0.30%[5]
Net investment income	1.85%[5]	1.03%	0.15%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.13%	0.20%	0.26%	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,832,365	$19,829	$13,188	$83,706	$1,249
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$3,620,100,000
Investment in securities, including $27,000,200 of investment in an affiliated holding	13,973,184,643
Investment in securities, at value (identified cost $17,593,284,643)		$17,593,284,643
Cash		60,099
Income receivable		16,121,331
Income receivable from affiliated holdings		56,773
Receivable for shares sold		87,136,078
TOTAL ASSETS		17,696,658,924
Liabilities:
Payable for investments purchased	$123,129,833
Payable for shares redeemed	32,314,463
Income distribution payable	2,832,890
Capital gain distribution payable	2,735
Payable for investment adviser fee (Note 4)	47,616
Payable for administrative fees (Note 4)	38,148
Payable for Directors'/Trustees' fees (Note 4)	15,481
Payable for distribution services fee (Note 4)	709,248
Payable for other service fees (Note 4)	1,496,842
Accrued expenses (Note 4)	872,704
TOTAL LIABILITIES		161,459,960
Net assets for 17,535,203,828 shares outstanding		$17,535,198,964
Net Assets Consist of:
Paid-in capital		$17,535,194,912
Total distributable earnings (loss)		4,052
TOTAL NET ASSETS		$17,535,198,964
Semi-Annual Shareholder Report
26

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,653,808,329 ÷ 1,653,808,789 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$55,655,905 ÷ 55,655,920 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$10,677,185,567 ÷ 10,677,188,528 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,681,299,082 ÷ 1,681,299,545 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,062,947,275 ÷ 1,062,947,570 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$24,362,218 ÷ 24,362,225 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$547,575,273 ÷ 547,575,426 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,832,365,215 ÷ 1,832,365,725 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$168,778,072
Dividends received from affiliated holdings*			314,654
TOTAL INCOME			169,092,726
Expenses:
Investment adviser fee (Note 4)		$13,667,035
Administrative fee (Note 4)		5,466,847
Custodian fees		228,122
Transfer agent fee (Note 2)		2,144,864
Directors'/Trustees' fees (Note 4)		40,152
Auditing fees		12,033
Legal fees		6,141
Portfolio accounting fees		133,992
Distribution services fee (Note 4)		3,088,048
Other service fees (Notes 2 and 4)		6,641,255
Share registration costs		194,758
Printing and postage		162,786
Miscellaneous (Note 4)		51,183
TOTAL EXPENSES		31,837,216
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 4)	$(7,255,588)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(24,579)
TOTAL WAIVERS AND REIMBURSEMENT		(7,280,167)
Net expenses			24,557,049
Net investment income			144,535,677
Net realized gain on investments			13,776
Change in net assets resulting from operations			$144,549,453
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$144,535,677	$98,781,651
Net realized gain	13,776	4,318
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	144,549,453	98,785,969
Distributions to Shareholders (Note 2):
Automated Shares	(9,099,424)	(4,459,492)
Class R Shares	(285,698)	(254,246)
Wealth Shares	(91,255,057)	(62,096,083)
Advisor Shares	(0)[1]	—
Service Shares	(22,483,710)	(17,977,504)
Cash II Shares	(8,011,972)	(8,909,842)
Cash Series Shares	(191,887)	(210,588)
Capital Shares	(5,222,117)	(4,749,320)
Trust Shares	(8,003,509)	(134,363)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(144,553,374)	(98,791,438)
Share Transactions:
Proceeds from sale of shares	19,580,039,761	17,513,771,296
Net asset value of shares issued to shareholders in payment of distributions declared	130,491,037	82,970,924
Cost of shares redeemed	(11,611,613,672)	(14,082,858,419)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,098,917,126	3,513,883,801
Change in net assets	8,098,913,205	3,513,878,332
Net Assets:
Beginning of period	9,436,285,759	5,922,407,427
End of period	$17,535,198,964	$9,436,285,759
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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29

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund began offering Advisor Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at that fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
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evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class
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31

based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $7,280,167 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$402,743	$—
Class R Shares	54,177	—
Wealth Shares	756,709	(69)
Service Shares	212,788	—
Cash II Shares	587,951	—
Cash Series Shares	10,505	—
Capital Shares	46,581	—
Trust Shares	73,410	(4)
TOTAL	$2,144,864	$(73)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Automated Shares	$4,458,961
Class R Shares	254,174
Wealth Shares	62,091,162
Service Shares	17,975,674
Cash II Shares	8,908,070
Cash Series Shares	210,549
Capital Shares	4,748,924
Trust Shares	134,344

Net Realized Gain
Automated Shares	$531
Class R Shares	72
Wealth Shares	4,921
Service Shares	1,830
Cash II Shares	1,772
Cash Series Shares	39
Capital Shares	396
Trust Shares	19
Undistributed net investment income at July 31, 2018, was $3,718.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $35,837 of other service fees for the six months ended January 31, 2019. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$1,127,371
Class R Shares	53,418
Service Shares	2,804,431
Cash II Shares	1,294,168
Cash Series Shares	34,118
Capital Shares	243,230
Trust Shares	1,084,519
TOTAL	$6,641,255
For the six months ended January 31, 2019, the Fund's Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,786,583,173	$1,786,583,173	575,364,769	$575,364,769
Shares issued to shareholders in payment of distributions declared	9,017,005	9,017,005	4,359,773	4,359,773
Shares redeemed	(517,898,448)	(517,898,448)	(549,630,302)	(549,633,990)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	1,277,701,730	$1,277,701,730	30,094,240	$30,090,552

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	22,966,286	$22,966,286	24,222,010	$24,222,010
Shares issued to shareholders in payment of distributions declared	284,302	284,302	251,236	251,236
Shares redeemed	(9,984,710)	(9,984,710)	(33,141,669)	(33,141,776)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	13,265,878	$13,265,878	(8,668,423)	$(8,668,530)
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	10,649,902,849	$10,649,902,849	9,716,640,608	$9,716,641,691
Shares issued to shareholders in payment of distributions declared	78,666,040	78,666,040	47,982,485	47,982,485
Shares redeemed	(5,821,980,651)	(5,821,980,651)	(6,862,603,466)	(6,862,603,466)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	4,906,588,238	$4,906,588,238	2,902,019,627	$2,902,020,710

	Six Months Ended 1/31/2019[1]		Year Ended 7/31/2018
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	100	$100	—	$—

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,844,926,177	$3,844,926,177	4,575,841,156	$4,575,843,403
Shares issued to shareholders in payment of distributions declared	21,459,888	21,459,888	16,931,602	16,931,602
Shares redeemed	(3,985,000,987)	(3,985,000,987)	(4,008,195,569)	(4,008,195,569)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(118,614,922)	$(118,614,922)	584,577,189	$584,579,436

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	944,568,095	$944,568,095	1,657,905,578	$1,657,906,832
Shares issued to shareholders in payment of distributions declared	7,977,929	7,977,929	8,851,845	8,851,845
Shares redeemed	(888,281,899)	(888,281,899)	(1,864,340,889)	(1,864,340,889)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	64,264,125	$64,264,125	(197,583,466)	$(197,582,212)
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	42,216,993	$42,216,993	123,691,470	$123,691,507
Shares issued to shareholders in payment of distributions declared	178,686	178,686	201,666	201,666
Shares redeemed	(47,944,682)	(47,944,682)	(122,346,583)	(122,346,583)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(5,549,003)	$(5,549,003)	1,546,553	$1,546,590

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	402,428,499	$402,428,499	823,065,682	$823,065,682
Shares issued to shareholders in payment of distributions declared	4,905,605	4,905,605	4,258,589	4,258,589
Shares redeemed	(258,610,308)	(258,610,308)	(632,066,879)	(632,067,703)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	148,723,796	$148,723,796	195,257,392	$195,256,568

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,886,447,589	$1,886,447,589	17,035,402	$17,035,402
Shares issued to shareholders in payment of distributions declared	8,001,582	8,001,582	133,728	133,728
Shares redeemed	(81,911,987)	(81,911,987)	(10,528,441)	(10,528,443)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	1,812,537,184	$1,812,537,184	6,640,689	$6,640,687
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,098,917,126	$8,098,917,126	3,513,883,801	$3,513,883,801
1	Reflects operations for the period from January 18, 2019 to January 31, 2019.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2019, the Adviser voluntarily waived $7,234,505 of its fee and voluntarily reimbursed $73 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2019, the Adviser reimbursed $21,083.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$108,584	$(10,859)
Cash II Shares	1,812,340	—
Cash Series Shares	81,884	(13,647)
Trust Shares	1,085,240	—
TOTAL	$3,088,048	$(24,506)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $108,716 fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $34,673 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of fees and expenses of the investments in affiliated funds paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,009.80	$2.68
Class R Shares	$1,000	$1,006.60	$5.72
Wealth Shares	$1,000	$1,011.30	$1.01
Advisor Shares	$1,000	$1,001.00	$0.00[2,3]
Service Shares	$1,000	$1,010.10	$2.28
Cash II Shares	$1,000	$1,007.80	$4.55
Cash Series Shares	$1,000	$1,007.20	$5.11
Capital Shares	$1,000	$1,010.80	$1.52
Trust Shares	$1,000	$1,008.80	$3.54
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.50	$2.70
Class R Shares	$1,000	$1,019.50	$5.75
Wealth Shares	$1,000	$1,024.20	$1.02
Advisor Shares	$1,000	$1,025.20	$0.00[2,3]
Service Shares	$1,000	$1,022.90	$2.29
Cash II Shares	$1,000	$1,020.70	$4.58
Cash Series Shares	$1,000	$1,020.10	$5.14
Capital Shares	$1,000	$1,023.70	$1.53
Trust Shares	$1,000	$1,021.70	$3.57
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.53%
Class R Shares	1.13%
Wealth Shares	0.20%
Advisor Shares	0.00%
Service Shares	0.45%
Cash II Shares	0.90%
Cash Series Shares	1.01%
Capital Shares	0.30%
Trust Shares	0.70%
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2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Advisor Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	“Actual” expense information for the Fund's Advisor Shares is for the period from January 18, 2019 (start of performance) to January 31, 2019 Actual expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by 14/365 (to reflect the period from initial investment to period end). “Hypothetical” expense information for Advisor Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
Federated Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the
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compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450198 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Wealth | PCOXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

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Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	31.9%
Commercial Paper	24.4%
Bank Instruments	23.2%
Other Repurchase Agreements and Repurchase Agreements	20.7%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.1%[5]
8 to 30 Days	24.6%
31 to 90 Days	22.3%
91 to 180 Days	5.1%
181 Days or more	2.2%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 32.5% of the Fund's portfolio.
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Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT—10.3%
		Finance - Banking—10.3%
$25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	$25,000,000
57,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.720%, 2/27/2019	57,000,000
360,000,000		MUFG Bank Ltd., 2.700%—2.900%, 4/17/2019 - 5/29/2019	360,000,000
290,000,000		Mizuho Bank Ltd., 2.660%—2.800%, 2/7/2019 - 5/7/2019	290,014,738
150,000,000		Mizuho Bank Ltd., 2.720%—2.850%, 2/28/2019 - 4/30/2019	149,458,037
245,000,000		Mizuho Bank Ltd., 2.720%—2.950%, 2/7/2019 - 3/21/2019	244,184,337
26,750,000		Sumitomo Mitsui Banking Corp., 2.700%, 5/3/2019	26,705,458
307,700,000		Sumitomo Mitsui Trust Bank Ltd., 2.410%—2.790%, 2/6/2019 - 4/30/2019	307,700,000
240,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.700%—2.930%, 2/4/2019 - 4/18/2019	239,283,813
60,000,000		Toronto Dominion Bank, 2.600%, 5/14/2019	60,000,000
25,000,000		Toronto Dominion Bank, 2.960%, 7/24/2019	25,000,000
14,500,000		Wells Fargo Bank International, 2.640%, 3/21/2019	14,500,000
		TOTAL CERTIFICATES OF DEPOSIT	1,798,846,383
	[1]	COMMERCIAL PAPER—24.4%
		Finance - Banking—7.1%
102,460,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.606%—2.656%, 2/8/2019 - 2/14/2019	102,386,024
100,000,000		Banque et Caisse d'Epargne de L'Etat, 2.482%—2.615%, 3/11/2019 - 4/1/2019	99,659,278
85,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.817%—3.060%, 7/1/2019 - 10/11/2019	83,420,317
50,000,000		Credit Suisse AG, 2.641%, 3/29/2019	49,795,444
23,500,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.668%, 2/20/2019	23,467,133
113,760,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.824%—2.840%, 3/11/2019 - 3/18/2019	113,400,746
25,000,000		J.P. Morgan Securities LLC, 2.511%, 2/26/2019	24,956,944
25,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.712%, 2/19/2019	24,966,250
60,163,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.590%, 3/14/2019	59,986,221
364,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.503%—2.871%, 2/1/2019 - 3/19/2019	363,164,187
50,000,000		NRW.Bank, 2.732%, 2/19/2019	49,932,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$175,000,000		Sumitomo Mitsui Banking Corp., 2.619%—2.690%, 2/1/2019 - 7/1/2019	$174,168,750
75,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	73,288,063
		TOTAL	1,242,591,357
		Finance - Commercial—0.4%
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.501%, 2/7/2019	79,966,667
		Finance - Retail—12.0%
165,000,000		Barton Capital S.A., 2.451%—2.692%, 2/1/2019 - 2/25/2019	164,866,000
323,000,000		CAFCO, LLC, 2.720%—2.862%, 2/27/2019 - 3/28/2019	321,912,493
150,000,000		CHARTA, LLC, 2.690%—2.720%, 2/22/2019 - 2/27/2019	149,746,750
227,750,000		CRC Funding, LLC, 2.628%—2.953%, 3/22/2019 - 6/18/2019	226,356,905
198,600,000		Chariot Funding LLC, 2.881%—2.996%, 5/13/2019 - 1/27/2020	195,545,866
180,000,000		Old Line Funding, LLC, 2.604%—2.984%, 3/25/2019 - 11/4/2019	178,074,985
60,000,000		Old Line Funding, LLC, 2.846%, 4/4/2019	59,708,600
441,500,000		Sheffield Receivables Company LLC, 2.482%—2.877%, 2/1/2019 - 4/5/2019	440,098,540
230,000,000		Starbird Funding Corp., 2.668%—2.850%, 2/7/2019 - 3/11/2019	229,427,489
141,138,000		Thunder Bay Funding, LLC, 2.623%—3.070%, 2/20/2019 - 9/25/2019	139,995,274
		TOTAL	2,105,732,902
		Finance - Securities—3.5%
175,000,000		Anglesea Funding LLC, 2.511%—2.776%, 2/1/2019 - 4/1/2019	174,547,667
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.501%, 2/1/2019	100,000,000
90,000,000		Collateralized Commercial Paper Co. LLC, 2.552%—2.994%, 3/7/2019 - 6/19/2019	89,413,258
164,000,000		Collateralized Commercial Paper FLEX Co., LLC, 2.911%—2.974%, 7/10/2019 - 8/15/2019	161,640,992
60,000,000		Collateralized Commercial Paper II Co. LLC, 2.532%—3.231%, 3/4/2019 - 11/25/2019	59,030,826
25,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.813%, 2/19/2019	24,965,000
		TOTAL	609,597,743
		Sovereign—1.4%
50,000,000		Caisse des Depots et Consignations (CDC), 2.614%, 4/2/2019	49,785,000
50,000,000		Erste Abwicklungsanstalt, 2.678%, 2/21/2019	49,926,111
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—continued
$139,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.678%—2.712%, 2/11/2019 - 2/23/2019	$138,848,804
		TOTAL	238,559,915
		TOTAL COMMERCIAL PAPER	4,276,448,584
	[2]	NOTES - VARIABLE—31.9%
		Aerospace/Auto—0.3%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 2.733% (1-month USLIBOR +0.240%), 2/4/2019	50,000,000
		Finance - Banking—25.6%
124,500,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.720% (1-month USLIBOR +0.200%), 2/1/2019	124,500,000
75,000,000		Bank of Montreal, 2.707% (1-month USLIBOR +0.200%), 2/4/2019	75,000,000
50,000,000		Bank of Montreal, 2.716% (1-month USLIBOR +0.200%), 2/11/2019	50,000,000
60,000,000		Bank of Montreal, 2.790% (1-month USLIBOR +0.280%), 2/25/2019	60,000,000
65,000,000		Bank of Montreal, 2.813% (1-month USLIBOR +0.300%), 2/5/2019	65,000,000
25,000,000		Bank of Montreal, 2.813% (1-month USLIBOR +0.300%), 2/7/2019	25,000,000
100,000,000		Bank of Montreal, 2.919% (1-month USLIBOR +0.400%), 2/11/2019	100,000,000
75,000,000		Bank of Montreal, 2.922% (3-month USLIBOR +0.100%), 3/25/2019	75,000,000
35,000,000		Bank of Montreal, 2.959% (1-month USLIBOR +0.440%), 2/11/2019	35,000,000
75,000,000		Bank of Montreal, 3.051% (3-month USLIBOR +0.250%), 3/18/2019	75,000,000
70,000,000		Bank of Nova Scotia, Toronto, 2.819% (1-month USLIBOR +0.300%), 2/25/2019	70,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.750% (1-month USLIBOR +0.240%), 2/25/2019	20,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.756% (1-month USLIBOR +0.240%), 2/11/2019	50,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.790% (1-month USLIBOR +0.270%), 2/1/2019	30,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.804% (1-month USLIBOR +0.290%), 2/12/2019	25,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.828% (1-month USLIBOR +0.320%), 2/18/2019	10,000,000
19,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.832% (1-month USLIBOR +0.320%), 2/25/2019	19,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.849% (1-month USLIBOR +0.330%), 2/25/2019	20,000,000
3,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.853% (1-month USLIBOR +0.340%), 2/7/2019	3,000,000
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.920% (3-month USLIBOR +0.130%), 3/21/2019	25,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.934% (3-month USLIBOR +0.130%), 4/8/2019	$50,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.987% (3-month USLIBOR +0.220%), 3/8/2019	20,000,000
38,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 3.028% (3-month USLIBOR +0.220%), 3/27/2019	38,000,000
140,000,000		Canadian Imperial Bank of Commerce, 2.696% (1-month USLIBOR +0.190%), 2/22/2019	140,000,000
10,000,000		Canadian Imperial Bank of Commerce, 2.813% (1-month USLIBOR +0.300%), 2/6/2019	10,000,000
125,000,000		Canadian Imperial Bank of Commerce, 2.866% (1-month USLIBOR +0.350%), 2/8/2019	125,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.886% (1-month USLIBOR +0.380%), 2/19/2019	100,000,000
30,000,000		Canadian Imperial Bank of Commerce, 2.896% (1-month USLIBOR +0.380%), 2/11/2019	30,000,000
252,000,000		Canadian Imperial Bank of Commerce, 2.907% (1-month USLIBOR +0.400%), 2/4/2019	252,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.918% (3-month USLIBOR +0.180%), 3/1/2019	50,000,000
50,000,000		Canadian Imperial Bank of Commerce, 2.934% (3-month USLIBOR +0.130%), 4/8/2019	50,000,000
7,260,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	7,260,000
3,700,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 2.540%, 2/6/2019	3,700,000
50,000,000		Commonwealth Bank of Australia, 2.711% (1-month USLIBOR +0.200%), 2/11/2019	50,000,000
50,000,000		Commonwealth Bank of Australia, 2.722% (1-month USLIBOR +0.220%), 2/26/2019	50,000,000
5,005,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	5,005,000
6,880,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.490%, 2/7/2019	6,880,000
7,000,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 2.590%, 2/7/2019	7,000,000
2,580,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	2,580,000
4,865,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.550%, 2/7/2019	4,865,000
15,865,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	15,865,000
60,000,000		J.P. Morgan Securities LLC, 2.704% (1-month USLIBOR +0.190%), 2/14/2019	60,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	$3,000,000
1,250,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	1,250,000
70,000,000		National Australia Bank Ltd., Melbourne, 2.931% (1-month USLIBOR +0.420%), 2/11/2019	70,000,000
33,750,000		National Australia Bank Ltd., Melbourne, Sr. Note, 144A, 2.946% (3-month USLIBOR +0.240%), 2/28/2019	33,780,387
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA, New York LOC), 2.490%, 2/7/2019	29,435,000
7,373,050		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 2.530%, 2/6/2019	7,373,050
40,350,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.782% (1-month USLIBOR +0.350%), 2/13/2019	40,350,000
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.771% (1-month USLIBOR +0.350%), 2/12/2019	30,500,000
25,000,000		Royal Bank of Canada, 2.709% (1-month USLIBOR +0.200%), 2/15/2019	25,000,000
50,000,000		Royal Bank of Canada, 2.729% (1-month USLIBOR +0.210%), 2/11/2019	50,000,000
20,000,000		Royal Bank of Canada, 2.840% (3-month USLIBOR +0.200%), 2/15/2019	20,000,000
50,000,000		Royal Bank of Canada, 2.862% (1-month USLIBOR +0.360%), 2/28/2019	50,000,000
80,000,000		Royal Bank of Canada, 2.894% (1-month USLIBOR +0.380%), 2/13/2019	80,000,000
59,000,000		Royal Bank of Canada, 3.014% (3-month USLIBOR +0.210%), 4/8/2019	59,000,000
134,500,000		Royal Bank of Canada, 3.018% (3-month USLIBOR +0.210%), 4/3/2019	134,500,000
10,000,000		Royal Bank of Canada, 3.072% (3-month USLIBOR +0.280%), 3/20/2019	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 2.490%, 2/7/2019	15,000,000
5,330,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 2.490%, 2/7/2019	5,330,000
5,920,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.550%, 2/7/2019	5,920,000
100,000,000		State Street Bank and Trust Co., 2.779% (1-month USLIBOR +0.270%), 2/15/2019	100,000,000
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$40,000,000		Sumitomo Mitsui Banking Corp., 2.686% (1-month USLIBOR +0.180%), 2/22/2019	$40,000,000
70,000,000		Sumitomo Mitsui Banking Corp., 2.817% (1-month USLIBOR +0.310%), 2/5/2019	70,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.819% (1-month USLIBOR +0.300%), 2/11/2019	100,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.822% (1-month USLIBOR +0.320%), 2/26/2019	100,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.823% (1-month USLIBOR +0.320%), 2/4/2019	100,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 2.831% (1-month USLIBOR +0.310%), 2/8/2019	100,000,000
50,000,000		Sumitomo Mitsui Banking Corp., 2.922% (3-month USLIBOR +0.150%), 4/23/2019	50,000,000
1,215,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 2.550%, 2/1/2019	1,215,000
80,000,000		Toronto Dominion Bank, 2.732% (1-month USLIBOR +0.230%), 2/26/2019	80,000,000
82,000,000		Toronto Dominion Bank, 2.791% (1-month USLIBOR +0.270%), 2/8/2019	82,000,000
60,000,000		Toronto Dominion Bank, 2.801% (1-month USLIBOR +0.280%), 2/8/2019	60,000,000
60,000,000		Toronto Dominion Bank, 2.802% (3-month USLIBOR +0.210%), 2/6/2019	60,000,000
60,000,000		Toronto Dominion Bank, 2.864% (1-month USLIBOR +0.350%), 2/13/2019	60,000,000
110,000,000		Toronto Dominion Bank, 2.872% (1-month USLIBOR +0.370%), 2/27/2019	110,000,000
20,000,000		Toronto Dominion Bank, 2.918% (3-month USLIBOR +0.140%), 3/14/2019	20,000,000
30,000,000		Toronto Dominion Bank, 2.922% (3-month USLIBOR +0.150%), 4/23/2019	30,000,000
31,000,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 2.410%, 2/7/2019	31,000,000
5,700,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 2.490%, 2/6/2019	5,700,000
25,000,000		Wells Fargo Bank, N.A., 2.849% (3-month USLIBOR +0.160%), 2/25/2019	25,000,000
10,000,000		Wells Fargo Bank, N.A., 2.967% (3-month USLIBOR +0.200%), 3/7/2019	10,000,000
20,000,000		Wells Fargo Bank, N.A., 2.983% (3-month USLIBOR +0.210%), 4/17/2019	20,000,000
73,500,000		Westpac Banking Corp. Ltd., Sydney, 2.701% (1-month USLIBOR +0.190%), 2/11/2019	73,500,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.716% (1-month USLIBOR +0.210%), 2/20/2019	$75,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 2.771% (3-month USLIBOR +0.180%), 2/1/2019	50,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.799% (1-month USLIBOR +0.280%), 2/25/2019	25,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 2.814% (1-month USLIBOR +0.300%), 2/13/2019	25,000,000
125,000,000		Westpac Banking Corp. Ltd., Sydney, 2.829% (1-month USLIBOR +0.320%), 2/15/2019	125,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.957% (3-month USLIBOR +0.170%), 4/15/2019	99,980,931
44,500,000		Westpac Banking Corp. Ltd., Sydney, 2.975% (3-month USLIBOR +0.180%), 4/2/2019	44,500,000
		TOTAL	4,497,659,368
		Finance - Commercial—0.3%
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.743% (1-month USLIBOR +0.230%), 2/5/2019	50,000,000
		Finance - Retail—2.5%
64,500,000		Chariot Funding LLC, 2.710% (1-month USLIBOR +0.210%), 2/25/2019	64,500,000
11,380,107		Holmes Master Issuer PLC 2018-2A, Class A1, 2.805% (1-month USLIBOR +0.350%), 2/15/2019	11,380,108
50,000,000		Old Line Funding, LLC, 2.806% (1-month USLIBOR +0.290%), 2/11/2019	50,000,000
50,000,000		Old Line Funding, LLC, 2.813% (1-month USLIBOR +0.300%), 2/11/2019	50,000,000
68,000,000		Old Line Funding, LLC, 2.816% (1-month USLIBOR +0.300%), 2/11/2019	68,000,000
90,000,000		Old Line Funding, LLC, 2.853% (1-month USLIBOR +0.350%), 2/4/2019	90,000,000
50,000,000		Old Line Funding, LLC, 3.006% (1-month USLIBOR +0.500%), 2/22/2019	50,000,000
50,000,000		Thunder Bay Funding, LLC, 2.813% (1-month USLIBOR +0.300%), 2/11/2019	50,000,000
		TOTAL	433,880,108
		Finance - Securities—2.2%
51,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.810% (1-month USLIBOR +0.300%), 2/25/2019	51,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Securities—continued
$50,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.869% (1-month USLIBOR +0.350%), 2/11/2019	$50,000,000
25,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.888% (1-month USLIBOR +0.380%), 2/18/2019	25,000,000
43,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.919% (3-month USLIBOR +0.120%), 4/11/2019	43,000,000
45,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.782% (1-month USLIBOR +0.280%), 2/26/2019	45,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.789% (1-month USLIBOR +0.280%), 2/15/2019	20,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.888% (3-month USLIBOR +0.100%), 3/15/2019	25,000,000
30,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.905% (3-month USLIBOR +0.110%), 4/5/2019	30,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.971% (3-month USLIBOR +0.220%), 4/30/2019	20,000,000
30,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.730% (1-month USLIBOR +0.210%), 2/1/2019	30,000,000
20,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.744% (1-month USLIBOR +0.230%), 2/12/2019	20,000,000
35,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.924% (3-month USLIBOR +0.100%), 3/25/2019	35,000,000
		TOTAL	394,000,000
		Government Agency—1.0%
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 2.490%, 2/7/2019	4,925,000
2,030,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 2.520%, 2/7/2019	2,030,000
18,050,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	18,050,000
7,210,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 2.490%, 2/7/2019	7,210,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 2.490%, 2/7/2019	6,740,000
11,400,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 2.490%, 2/7/2019	11,400,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	$23,820,000
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	35,960,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	7,450,000
5,705,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 2.530%, 2/7/2019	5,705,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 2.490%, 2/6/2019	11,260,000
20,400,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	20,400,000
13,600,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, Series 2016-B, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	13,600,000
		TOTAL	177,550,000
		TOTAL NOTES - VARIABLE	5,603,089,476
		TIME DEPOSITS—12.9%
		Finance - Banking—12.9%
367,800,000		ABN Amro Bank NV, 2.420%, 2/6/2019	367,800,000
850,000,000		Cooperatieve Rabobank UA, 2.360%, 2/1/2019	850,000,000
150,000,000		Credit Industriel et Commercial, 2.350%, 2/1/2019	150,000,000
300,000,000		DNB Bank ASA, 2.350%, 2/1/2019	300,000,000
150,000,000		Nordea Bank Abp, 2.350%, 2/1/2019	150,000,000
150,000,000		Northern Trust Co., Chicago, IL, 2.300%, 2/1/2019	150,000,000
300,000,000		Standard Chartered Bank, 2.420%, 2/1/2019	300,000,000
		TOTAL TIME DEPOSITS	2,267,800,000
		INVESTMENT COMPANY—0.1%
26,997,500		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[3] (IDENTIFIED COST $27,000,200)	27,000,200
		OTHER REPURCHASE AGREEMENTS—6.7%
		Finance - Banking—6.7%
$100,000,000		BMO Capital Markets Corp., 2.490%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,833 on 2/1/2019, in which asset-backed securities, corporate bonds, medium-term notes and municipal bonds with a market value of $204,014,152 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$25,000,000	BNP Paribas SA, 2.710%, dated 12/21/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,350,042 on 2/21/2019, in which asset-backed securities and corporate bonds with a market value of $76,857,703 have been received as collateral and held with BNY Mellon as tri-party agent.	$25,000,000
50,000,000	Citigroup Global Markets, Inc., 3.240%, dated 8/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,241,042 on 2/1/2019, in which certificates of deposit, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $76,721,966 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	Citigroup Global Markets, Inc., 3.290%, dated 8/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,436,403 on 2/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $148,335,297 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	HSBC Securities (USA), Inc., 2.490%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,458 on 2/1/2019, in which assets-backed securities with a market value of $51,000,001 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
123,000,000	HSBC Securities (USA), Inc., 2.490%, dated 1/31/2019, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,015,563 on 2/1/2019, in which corporate bonds and medium-term notes with a market value of $229,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	123,000,000
50,000,000	ING Financial Markets LLC, 2.550%, dated 1/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,007,083 on 2/1/2019, in which corporate bonds and medium-term notes with a market value of $102,007,225 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
100,000,000	MUFG Securities Americas, Inc., 2.590%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,389 on 2/1/2019, in which asset-backed securities, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $204,014,997 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
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12

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	MUFG Securities Americas, Inc., 2.510%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,944 on 2/1/2019, in which asset-backed securities, corporate bonds, municipal bonds and treasury notes with a market value of $204,014,224 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
94,000,000	Mizuho Securities USA, Inc., 3.400%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,876,444 on 3/8/2019 in which asset-backed securities with a market value of $163,554,507 have been received as collateral and held with BNY Mellon as tri-party agent.	94,000,000
50,000,000	Mizuho Securities USA, Inc., 2.640%, dated 1/24/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,051,333 on 2/7/2019 in which American depositary receipts, common stocks, convertible bonds, exchange-traded funds and unit investment trust with a market value of $51,029,942 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
19,000,000	Mizuho Securities USA, Inc., 2.810%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,903 on 2/1/2019 in which collateralized mortgage obligations with a market value of $51,003,981 have been received as collateral and held with BNY Mellon as tri-party agent.	19,000,000
100,000,000	Wells Fargo Securities LLC, 2.540%, dated 1/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,049,389 on 2/7/2019 in which certificates of deposit and commercial paper with a market value of $102,007,197 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Wells Fargo Securities LLC, 3.260%, dated 10/19/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,639,558 on 4/18/2019 in which asset-backed securities and collateralized mortgage obligations with a market value of $102,129,314 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
90,000,000	Wells Fargo Securities LLC, 2.540%, dated 1/25/2019, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,044,450 on 2/1/2019 in which commercial paper with a market value of $91,845,339 have been received as collateral and held with BNY Mellon as tri-party agent.	90,000,000
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13

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$70,000,000	Wells Fargo Securities LLC, 3.220%, dated 1/23/2019, interest in a $70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,563,500 on 4/23/2019 in which collateralized mortgage obligations with a market value of $71,457,477 have been received as collateral and held with BNY Mellon as tri-party agent.	$70,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,171,000,000
	REPURCHASE AGREEMENTS—14.0%
	Finance - Banking—14.0%
525,000,000	Repurchase agreement 2.580%, dated 1/31/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $525,037,625 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2068 and the market value of those underlying securities was $539,201,437.	525,000,000
750,000,000	Repurchase agreement 2.580%, dated 1/31/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,053,750 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/20/2068 and the market value of those underlying securities was $770,071,395.	750,000,000
500,000,000	Repurchase agreement 2.580%, dated 1/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,035,833 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $511,299,269.	500,000,000
260,000,000	Interest in $2,200,000,000 joint repurchase agreement 2.580%, dated 1/31/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,157,667 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2060 and the market value of those underlying securities was $2,251,576,365.	260,000,000
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$414,100,000	Interest in $3,000,000,000 joint repurchase agreement 2.590%, dated 1/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,215,833 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,076,654,651.	$414,100,000
	TOTAL REPURCHASE AGREEMENTS	2,449,100,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (AMORTIZED AND IDENTIFIED COST $17,593,284,643)[4]	17,593,284,643
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(58,085,679)
	TOTAL NET ASSETS—100%	$17,535,198,964
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	26,997,500
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 1/31/2019	26,997,500
Value	$27,000,200
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$314,654
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
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15

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Certificates of Deposit	$—	$1,798,846,383	$—	$1,798,846,383
Commercial Paper	—	4,276,448,584	—	4,276,448,584
Notes-Variable	—	5,603,089,476	—	5,603,089,476
Time Deposits	—	2,267,800,000	—	2,267,800,000
Other Repurchase Agreements	—	1,171,000,000	—	1,171,000,000
Repurchase Agreements	—	2,449,100,000	—	2,449,100,000
Investment Company	27,000,200	—	—	27,000,200
TOTAL SECURITIES	$27,000,200	$17,566,284,443	$—	$17,593,284,643
The following acronyms are used throughout this portfolio:
COL	— Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London InterBank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.015	0.008	0.003	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.015	0.008	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.011)	(0.015)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.015)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.13%	1.53%	0.75%	0.27%	0.05%	0.03%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income	2.26%[3]	1.56%	0.71%	0.26%	0.05%	0.03%
Expense waiver/reimbursement[4]	0.11%[3]	0.13%	0.13%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,677,186	$5,770,600	$2,868,583	$6,447,093	$10,562,802	$10,709,538
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$3,620,100,000
Investment in securities, including $27,000,200 of investment in an affiliated holding	13,973,184,643
Investment in securities, at value (identified cost $17,593,284,643)		$17,593,284,643
Cash		60,099
Income receivable		16,121,331
Income receivable from affiliated holdings		56,773
Receivable for shares sold		87,136,078
TOTAL ASSETS		17,696,658,924
Liabilities:
Payable for investments purchased	$123,129,833
Payable for shares redeemed	32,314,463
Income distribution payable	2,832,890
Capital gain distribution payable	2,735
Payable for investment adviser fee (Note 4)	47,616
Payable for administrative fees (Note 4)	38,148
Payable for Directors'/Trustees' fees (Note 4)	15,481
Payable for distribution services fee (Note 4)	709,248
Payable for other service fees (Note 4)	1,496,842
Accrued expenses (Note 4)	872,704
TOTAL LIABILITIES		161,459,960
Net assets for 17,535,203,828 shares outstanding		$17,535,198,964
Net Assets Consist of:
Paid-in capital		$17,535,194,912
Total distributable earnings (loss)		4,052
TOTAL NET ASSETS		$17,535,198,964
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,653,808,329 ÷ 1,653,808,789 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$55,655,905 ÷ 55,655,920 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$10,677,185,567 ÷ 10,677,188,528 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,681,299,082 ÷ 1,681,299,545 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,062,947,275 ÷ 1,062,947,570 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$24,362,218 ÷ 24,362,225 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$547,575,273 ÷ 547,575,426 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,832,365,215 ÷ 1,832,365,725 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$168,778,072
Dividends received from affiliated holdings*			314,654
TOTAL INCOME			169,092,726
Expenses:
Investment adviser fee (Note 4)		$13,667,035
Administrative fee (Note 4)		5,466,847
Custodian fees		228,122
Transfer agent fee (Note 2)		2,144,864
Directors'/Trustees' fees (Note 4)		40,152
Auditing fees		12,033
Legal fees		6,141
Portfolio accounting fees		133,992
Distribution services fee (Note 4)		3,088,048
Other service fees (Notes 2 and 4)		6,641,255
Share registration costs		194,758
Printing and postage		162,786
Miscellaneous (Note 4)		51,183
TOTAL EXPENSES		31,837,216
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 4)	$(7,255,588)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(24,579)
TOTAL WAIVERS AND REIMBURSEMENT		(7,280,167)
Net expenses			24,557,049
Net investment income			144,535,677
Net realized gain on investments			13,776
Change in net assets resulting from operations			$144,549,453
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$144,535,677	$98,781,651
Net realized gain	13,776	4,318
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	144,549,453	98,785,969
Distributions to Shareholders (Note 2):
Automated Shares	(9,099,424)	(4,459,492)
Class R Shares	(285,698)	(254,246)
Wealth Shares	(91,255,057)	(62,096,083)
Advisor Shares	(0)[1]	—
Service Shares	(22,483,710)	(17,977,504)
Cash II Shares	(8,011,972)	(8,909,842)
Cash Series Shares	(191,887)	(210,588)
Capital Shares	(5,222,117)	(4,749,320)
Trust Shares	(8,003,509)	(134,363)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(144,553,374)	(98,791,438)
Share Transactions:
Proceeds from sale of shares	19,580,039,761	17,513,771,296
Net asset value of shares issued to shareholders in payment of distributions declared	130,491,037	82,970,924
Cost of shares redeemed	(11,611,613,672)	(14,082,858,419)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,098,917,126	3,513,883,801
Change in net assets	8,098,913,205	3,513,878,332
Net Assets:
Beginning of period	9,436,285,759	5,922,407,427
End of period	$17,535,198,964	$9,436,285,759
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. The Financial Highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund began offering Advisor Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Shares of any institutional money market fund in which the Fund invests will be valued at that fund's NAV, which may be calculated using market value, rather than the amortized cost method. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing
Semi-Annual Shareholder Report
22

the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
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23

Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $7,280,167 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$402,743	$—
Class R Shares	54,177	—
Wealth Shares	756,709	(69)
Service Shares	212,788	—
Cash II Shares	587,951	—
Cash Series Shares	10,505	—
Capital Shares	46,581	—
Trust Shares	73,410	(4)
TOTAL	$2,144,864	$(73)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Automated Shares	$4,458,961
Class R Shares	254,174
Wealth Shares	62,091,162
Service Shares	17,975,674
Cash II Shares	8,908,070
Cash Series Shares	210,549
Capital Shares	4,748,924
Trust Shares	134,344

Net Realized Gain
Automated Shares	$531
Class R Shares	72
Wealth Shares	4,921
Service Shares	1,830
Cash II Shares	1,772
Cash Series Shares	39
Capital Shares	396
Trust Shares	19
Undistributed net investment income at July 31, 2018, was $3,718.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $35,837 of other service fees for the six months ended January 31, 2019. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$1,127,371
Class R Shares	53,418
Service Shares	2,804,431
Cash II Shares	1,294,168
Cash Series Shares	34,118
Capital Shares	243,230
Trust Shares	1,084,519
TOTAL	$6,641,255
For the six months ended January 31, 2019, the Fund's Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,786,583,173	$1,786,583,173	575,364,769	$575,364,769
Shares issued to shareholders in payment of distributions declared	9,017,005	9,017,005	4,359,773	4,359,773
Shares redeemed	(517,898,448)	(517,898,448)	(549,630,302)	(549,633,990)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	1,277,701,730	$1,277,701,730	30,094,240	$30,090,552

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	22,966,286	$22,966,286	24,222,010	$24,222,010
Shares issued to shareholders in payment of distributions declared	284,302	284,302	251,236	251,236
Shares redeemed	(9,984,710)	(9,984,710)	(33,141,669)	(33,141,776)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	13,265,878	$13,265,878	(8,668,423)	$(8,668,530)
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	10,649,902,849	$10,649,902,849	9,716,640,608	$9,716,641,691
Shares issued to shareholders in payment of distributions declared	78,666,040	78,666,040	47,982,485	47,982,485
Shares redeemed	(5,821,980,651)	(5,821,980,651)	(6,862,603,466)	(6,862,603,466)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	4,906,588,238	$4,906,588,238	2,902,019,627	$2,902,020,710

	Six Months Ended 1/31/2019[1]		Year Ended 7/31/2018
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	100	$100	—	$—

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,844,926,177	$3,844,926,177	4,575,841,156	$4,575,843,403
Shares issued to shareholders in payment of distributions declared	21,459,888	21,459,888	16,931,602	16,931,602
Shares redeemed	(3,985,000,987)	(3,985,000,987)	(4,008,195,569)	(4,008,195,569)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(118,614,922)	$(118,614,922)	584,577,189	$584,579,436

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	944,568,095	$944,568,095	1,657,905,578	$1,657,906,832
Shares issued to shareholders in payment of distributions declared	7,977,929	7,977,929	8,851,845	8,851,845
Shares redeemed	(888,281,899)	(888,281,899)	(1,864,340,889)	(1,864,340,889)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	64,264,125	$64,264,125	(197,583,466)	$(197,582,212)
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	42,216,993	$42,216,993	123,691,470	$123,691,507
Shares issued to shareholders in payment of distributions declared	178,686	178,686	201,666	201,666
Shares redeemed	(47,944,682)	(47,944,682)	(122,346,583)	(122,346,583)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(5,549,003)	$(5,549,003)	1,546,553	$1,546,590

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	402,428,499	$402,428,499	823,065,682	$823,065,682
Shares issued to shareholders in payment of distributions declared	4,905,605	4,905,605	4,258,589	4,258,589
Shares redeemed	(258,610,308)	(258,610,308)	(632,066,879)	(632,067,703)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	148,723,796	$148,723,796	195,257,392	$195,256,568

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,886,447,589	$1,886,447,589	17,035,402	$17,035,402
Shares issued to shareholders in payment of distributions declared	8,001,582	8,001,582	133,728	133,728
Shares redeemed	(81,911,987)	(81,911,987)	(10,528,441)	(10,528,443)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	1,812,537,184	$1,812,537,184	6,640,689	$6,640,687
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,098,917,126	$8,098,917,126	3,513,883,801	$3,513,883,801
1	Reflects operations for the period from January 18, 2019 to January 31, 2019.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2019, the Adviser voluntarily waived $7,234,505 of its fee and voluntarily reimbursed $73 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2019, the Adviser reimbursed $21,083.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$108,584	$(10,859)
Cash II Shares	1,812,340	—
Cash Series Shares	81,884	(13,647)
Trust Shares	1,085,240	—
TOTAL	$3,088,048	$(24,506)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $108,716 fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $34,673 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of fees and expenses of the investments in affiliated funds paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,011.30	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.20	$1.02
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
Federated Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the
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compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report
37

fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report
38

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
40

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
41

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453567 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Automated | PBAXX	Institutional | POIXX	Service | PRSXX
	Capital | POPXX	Trust | POLXX

Federated Institutional Prime Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.5%
Variable Rate Instruments	30.8%
Commercial Paper	23.3%
Bank Instruments	15.0%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.9%[4]
8-30 Days	19.6%
31-90 Days	25.6%
91-180 Days	7.0%
181 Days or more	1.5%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 30.8% of the Fund's portfolio.
Semi-Annual Shareholder Report
2

Portfolio of Investments– Federated Institutional Prime Obligations Fund
January 31, 2019 (unaudited)
Principal Amount			Value
		BANK NOTE—0.7%
		Finance - Banking—0.7%
$95,000,000		Bank of America N.A., 2.600%, 4/4/2019 (IDENTIFIED COST $95,000,000)	$95,037,807
		CERTIFICATES OF DEPOSIT—13.0%
		Finance - Banking—13.0%
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	24,992,934
35,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.720%, 2/27/2019	35,000,000
320,000,000		MUFG Bank Ltd., 2.730%—2.900%, 4/17/2019 - 5/13/2019	320,098,218
405,000,000		Mizuho Bank Ltd., 2.660%—2.800%, 2/7/2019 - 5/7/2019	405,076,301
100,000,000		Mizuho Bank Ltd., 2.720%—2.820%, 2/7/2019 - 3/21/2019	99,712,087
125,000,000		Mizuho Bank Ltd., 2.720%—2.850%, 2/26/2019 - 4/30/2019	124,619,932
80,000,000		Sumitomo Mitsui Banking Corp., 2.780%, 6/3/2019	80,028,016
270,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.410%—2.790%, 2/6/2019 - 4/30/2019	269,999,696
250,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.700%—2.930%, 2/4/2019 - 4/18/2019	249,245,014
50,000,000		Toronto Dominion Bank, 2.600%, 5/6/2019	49,992,567
25,000,000		Toronto Dominion Bank, 2.960%, 7/24/2019	25,030,291
100,000,000		Toronto Dominion Bank, 3.100%, 10/25/2019	100,238,996
50,000,000		Wells Fargo Bank International, 2.640%, 3/21/2019	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,833,596,506)	1,834,034,052
	[1]	COMMERCIAL PAPER—23.3%
		Finance - Banking—8.9%
74,570,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.606%—2.656%, 2/4/2019 - 2/14/2019	74,517,938
178,500,000		Banque et Caisse d'Epargne de L'Etat, 2.471%—2.615%, 3/6/2019 - 4/1/2019	177,934,433
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.817%—3.060%, 7/1/2019 - 10/11/2019	14,739,768
50,000,000		Credit Suisse AG, 2.641%, 3/29/2019	49,795,444
168,179,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.667%—2.840%, 2/5/2019 - 3/11/2019	167,938,507
25,000,000		J.P. Morgan Securities LLC, 2.511%, 2/26/2019	24,956,944
156,200,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.451%—2.712%, 2/6/2019 - 2/19/2019	156,029,530
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$229,613,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.589%—2.789%, 2/20/2019 - 4/8/2019	$228,929,057
251,450,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.503%—2.871%, 2/19/2019 - 5/6/2019	250,585,898
49,000,000		NRW.Bank, 2.732%, 2/19/2019	48,933,360
40,000,000		Sumitomo Mitsui Banking Corp., 2.689%, 7/1/2019	39,543,309
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	24,474,643
		TOTAL	1,258,378,831
		Finance - Retail—8.9%
70,000,000		CAFCO, LLC, 2.669%, 2/13/2019	69,938,167
55,000,000		CHARTA, LLC, 2.771%—2.800%, 4/9/2019 - 4/22/2019	54,702,018
50,000,000		CRC Funding, LLC, 2.628%, 5/7/2019	49,638,667
204,000,000		Chariot Funding LLC, 2.881%—3.026%, 6/10/2019 - 7/15/2019	201,537,354
10,550,000		Fairway Finance Co. LLC, 2.658%, 2/8/2019	10,544,584
45,000,000		Old Line Funding, LLC, 2.803%, 4/10/2019	44,775,060
49,000,000		Old Line Funding, LLC, 2.809%—2.828%, 4/25/2019 - 5/15/2019	48,659,125
20,000,000		Old Line Funding, LLC, 2.846%, 4/4/2019	19,909,140
530,000,000		Sheffield Receivables Company LLC, 2.501%—2.877%, 2/4/2019 - 5/14/2019	528,118,299
140,500,000		Starbird Funding Corp., 2.668%—2.871%, 2/6/2019 - 3/14/2019	140,170,995
91,000,000		Thunder Bay Funding, LLC, 2.700%—2.828%, 2/26/2019 - 5/16/2019	90,363,309
		TOTAL	1,258,356,718
		Finance - Securities—4.3%
163,300,000		Anglesea Funding LLC, 2.776%—2.820%, 4/2/2019 - 4/4/2019	162,558,715
65,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.501%, 2/1/2019	65,000,000
28,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.672%, 4/26/2019	27,819,715
105,000,000		Collateralized Commercial Paper FLEX Co., LLC, 2.929%—2.974%, 7/10/2019 - 8/15/2019	103,552,041
98,000,000		Collateralized Commercial Paper II Co. LLC, 2.532%—3.231%, 3/1/2019 - 11/25/2019	97,025,548
25,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.813%, 2/19/2019	24,965,000
128,000,000		Longship Funding LLC, 2.431%, 2/1/2019 - 2/6/2019	127,973,675
		TOTAL	608,894,694
		Insurance—0.1%
13,500,000		UnitedHealth Group, Inc., 2.656%, 2/19/2019	13,482,113
		Sovereign—1.1%
50,000,000		Caisse des Depots et Consignations (CDC), 2.614%, 4/2/2019	49,787,093
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—continued
$115,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.625%—2.712%, 2/11/2019 - 4/11/2019	$114,665,392
		TOTAL	164,452,485
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,303,303,046)	3,303,564,841
	[2]	NOTES - VARIABLE—30.8%
		Aerospace & Defense—0.4%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 2.733% (1-month USLIBOR +0.240%), 2/4/2019	50,018,356
		Finance - Banking—23.5%
47,000,000		Bank of Montreal, 2.707% (1-month USLIBOR +0.200%), 2/4/2019	46,993,162
50,000,000		Bank of Montreal, 2.716% (1-month USLIBOR +0.200%), 2/11/2019	49,991,947
20,000,000		Bank of Montreal, 2.786% (1-month USLIBOR +0.280%), 2/22/2019	20,000,000
15,000,000		Bank of Montreal, 2.790% (1-month USLIBOR +0.280%), 2/25/2019	15,000,000
100,000,000		Bank of Montreal, 2.813% (1-month USLIBOR +0.300%), 2/7/2019	100,044,627
100,000,000		Bank of Montreal, 2.919% (1-month USLIBOR +0.400%), 2/11/2019	100,133,232
25,000,000		Bank of Montreal, 2.959% (1-month USLIBOR +0.440%), 2/11/2019	25,018,839
76,467,000		Bank of Montreal, 3.100% (3-month USLIBOR +0.320%), 4/18/2019	76,548,965
70,000,000		Bank of Nova Scotia, Toronto, 2.819% (1-month USLIBOR +0.300%), 2/25/2019	70,032,908
54,000,000		Bank of Nova Scotia, Toronto, 2.820% (Secured Overnight Financing Rate +0.430%), 2/1/2019	54,007,461
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.722% (1-month USLIBOR +0.220%), 2/28/2019	49,998,583
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.732% (1-month USLIBOR +0.230%), 2/26/2019	19,999,781
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.739% (1-month USLIBOR +0.220%), 2/11/2019	29,998,857
61,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.804% (1-month USLIBOR +0.290%), 2/12/2019	61,024,115
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.811% (1-month USLIBOR +0.290%), 2/8/2019	30,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.828% (1-month USLIBOR +0.320%), 2/18/2019	50,021,574
16,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.832% (1-month USLIBOR +0.320%), 2/25/2019	16,007,432
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.833% (1-month USLIBOR +0.320%), 2/6/2019	25,012,915
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.849% (1-month USLIBOR +0.330%), 2/25/2019	25,017,369
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.853% (1-month USLIBOR +0.340%), 2/7/2019	45,026,423
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.896% (3-month USLIBOR +0.130%), 3/7/2019	$19,997,883
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.920% (3-month USLIBOR +0.130%), 3/21/2019	34,995,871
23,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.934% (3-month USLIBOR +0.130%), 4/8/2019	22,996,003
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.940% (3-month USLIBOR +0.160%), 4/15/2019	29,999,905
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.987% (3-month USLIBOR +0.220%), 3/8/2019	35,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 3.009% (1-month USLIBOR +0.500%), 2/15/2019	10,000,000
110,000,000		Canadian Imperial Bank of Commerce, 2.696% (1-month USLIBOR +0.190%), 2/22/2019	109,998,589
14,000,000		Canadian Imperial Bank of Commerce, 2.812% (1-month USLIBOR +0.310%), 2/26/2019	14,006,737
25,000,000		Canadian Imperial Bank of Commerce, 2.813% (1-month USLIBOR +0.300%), 2/6/2019	25,011,175
40,000,000		Canadian Imperial Bank of Commerce, 2.866% (1-month USLIBOR +0.350%), 2/8/2019	40,043,383
100,000,000		Canadian Imperial Bank of Commerce, 2.907% (1-month USLIBOR +0.400%), 2/4/2019	100,154,712
30,000,000		Canadian Imperial Bank of Commerce, 2.934% (3-month USLIBOR +0.130%), 4/8/2019	30,009,085
20,000,000		Canadian Imperial Bank of Commerce, 2.938% (3-month USLIBOR +0.130%), 4/3/2019	20,005,588
50,000,000		Canadian Imperial Bank of Commerce, 2.960% (3-month USLIBOR +0.180%), 4/18/2019	50,013,729
75,000,000		Canadian Imperial Bank of Commerce, 2.993% (1-month USLIBOR +0.490%), 2/4/2019	75,058,702
45,000,000		Canadian Imperial Bank of Commerce, 2.999% (3-month USLIBOR +0.200%), 4/11/2019	45,013,509
46,300,000		Canadian Imperial Bank of Commerce, 3.036% (3-month USLIBOR +0.330%), 2/28/2019	46,340,665
119,500,000		Canadian Imperial Bank of Commerce, 3.042% (3-month USLIBOR +0.220%), 3/27/2019	119,625,054
6,355,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.500%, 2/6/2019	6,355,000
5,000,000		Commonwealth Bank of Australia, 2.682% (3-month USLIBOR +0.100%), 2/4/2019	5,000,488
125,000,000		Commonwealth Bank of Australia, 2.711% (1-month USLIBOR +0.200%), 2/11/2019	124,979,824
80,000,000		Commonwealth Bank of Australia, 2.722% (1-month USLIBOR +0.220%), 2/26/2019	79,993,890
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$5,370,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.490%, 2/7/2019	$5,370,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 2.450%, 2/6/2019	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc., Project 2013A, (Bank of America N.A. LOC), 2.520%, 2/7/2019	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc., Project, (Bank of America N.A. LOC), 2.520%, 2/7/2019	7,000,000
10,000,000		J.P. Morgan Securities LLC, 2.704% (1-month USLIBOR +0.190%), 2/14/2019	10,001,775
6,200,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.490%, 2/6/2019	6,200,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	9,780,000
41,000,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.782% (1-month USLIBOR +0.350%), 2/13/2019	40,986,429
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.771% (1-month USLIBOR +0.350%), 2/12/2019	30,489,417
5,575,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park Series 2003, (U.S. Bank, N.A. LOC), 2.620%, 2/7/2019	5,575,000
25,000,000		Royal Bank of Canada, 2.709% (1-month USLIBOR +0.200%), 2/15/2019	24,997,183
25,000,000		Royal Bank of Canada, 2.862% (1-month USLIBOR +0.360%), 2/28/2019	25,023,806
49,500,000		Royal Bank of Canada, 2.919% (3-month USLIBOR +0.140%), 4/16/2019	49,541,298
50,000,000		Royal Bank of Canada, 3.018% (3-month USLIBOR +0.210%), 4/3/2019	50,071,432
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.490%, 2/7/2019	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 2.490%, 2/7/2019	20,000,000
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	18,965,000
780,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.550%, 2/7/2019	780,000
60,000,000		Sumitomo Mitsui Banking Corp., 2.686% (1-month USLIBOR +0.180%), 2/22/2019	60,000,000
80,000,000		Sumitomo Mitsui Banking Corp., 2.817% (1-month USLIBOR +0.310%), 2/5/2019	80,041,510
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$90,000,000		Sumitomo Mitsui Banking Corp., 2.819% (1-month USLIBOR +0.300%), 2/11/2019	$90,045,881
100,000,000		Sumitomo Mitsui Banking Corp., 2.823% (1-month USLIBOR +0.320%), 2/4/2019	100,055,048
20,000,000		Toronto Dominion Bank, 2.732% (1-month USLIBOR +0.230%), 2/26/2019	19,997,440
90,000,000		Toronto Dominion Bank, 2.792% (1-month USLIBOR +0.280%), 2/25/2019	90,008,062
60,000,000		Toronto Dominion Bank, 2.801% (1-month USLIBOR +0.280%), 2/8/2019	60,000,000
20,000,000		Toronto Dominion Bank, 2.849% (3-month USLIBOR +0.110%), 3/6/2019	20,003,858
40,000,000		Toronto Dominion Bank, 2.864% (1-month USLIBOR +0.350%), 2/13/2019	40,034,722
25,000,000		Toronto Dominion Bank, 2.872% (1-month USLIBOR +0.370%), 2/27/2019	25,026,043
20,000,000		Toronto Dominion Bank, 2.918% (3-month USLIBOR +0.140%), 3/14/2019	20,007,636
50,000,000		Toronto Dominion Bank, 2.921% (1-month USLIBOR +0.400%), 2/8/2019	50,039,961
35,000,000		Wells Fargo Bank, N.A., 2.776% (3-month USLIBOR +0.160%), 2/15/2019	35,022,331
25,000,000		Wells Fargo Bank, N.A., 2.849% (3-month USLIBOR +0.160%), 2/25/2019	25,004,333
50,000,000		Wells Fargo Bank, N.A., 2.967% (3-month USLIBOR +0.200%), 3/7/2019	50,000,000
34,500,000		Wells Fargo Bank, N.A., 2.971% (3-month USLIBOR +0.200%), 4/25/2019	34,520,412
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.701% (1-month USLIBOR +0.190%), 2/11/2019	74,988,776
45,000,000		Westpac Banking Corp. Ltd., Sydney, 2.799% (1-month USLIBOR +0.280%), 2/25/2019	45,018,076
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.975% (3-month USLIBOR +0.180%), 4/2/2019	100,053,190
6,665,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.480%, 2/7/2019	6,665,000
		TOTAL	3,325,866,601
		Finance - Commercial—0.6%
85,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.743% (1-month USLIBOR +0.230%), 2/5/2019	85,000,000
		Finance - Retail—2.1%
25,000,000		Chariot Funding LLC, 2.710% (1-month USLIBOR +0.210%), 2/25/2019	24,996,274
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—continued
$60,000,000		Old Line Funding, LLC, 2.853% (1-month USLIBOR +0.350%), 2/4/2019	$60,044,558
60,000,000		Old Line Funding, LLC, 3.000% (1-month USLIBOR +0.480%), 2/1/2019	60,000,000
50,000,000		Old Line Funding, LLC, 3.006% (1-month USLIBOR +0.500%), 2/21/2019	50,000,000
50,000,000		Old Line Funding, LLC, 3.006% (1-month USLIBOR +0.500%), 2/22/2019	50,000,000
50,000,000		Thunder Bay Funding, LLC, 2.749% (1-month USLIBOR +0.230%), 3/7/2019	50,000,638
		TOTAL	295,041,470
		Finance - Securities—3.0%
95,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.810% (1-month USLIBOR +0.300%), 2/25/2019	95,000,000
50,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.869% (1-month USLIBOR +0.350%), 2/11/2019	50,000,000
25,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.888% (1-month USLIBOR +0.380%), 2/18/2019	25,000,000
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.919% (3-month USLIBOR +0.120%), 4/11/2019	40,000,000
3,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.730% (1-month USLIBOR +0.210%), 2/1/2019	3,000,210
5,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.782% (1-month USLIBOR +0.280%), 2/26/2019	5,000,020
15,000,000	[3]	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.804% (1-month USLIBOR +0.290%), 2/12/2019	15,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.888% (3-month USLIBOR +0.100%), 3/15/2019	25,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.905% (3-month USLIBOR +0.110%), 4/5/2019	20,002,451
47,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.730% (1-month USLIBOR +0.210%), 2/1/2019	47,003,301
11,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.744% (1-month USLIBOR +0.230%), 2/12/2019	11,001,400
54,500,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.924% (3-month USLIBOR +0.100%), 3/25/2019	54,510,140
35,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.971% (3-month USLIBOR +0.220%), 4/30/2019	35,025,231
		TOTAL	425,542,753
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—1.2%
$2,750,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 2.490%, 2/6/2019	$2,750,000
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.490%, 2/7/2019	9,015,000
18,615,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 2.500%, 2/7/2019	18,615,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 2.490%, 2/7/2019	5,445,000
21,500,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	21,500,000
21,500,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	21,500,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	16,000,000
1,000,000		Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	1,000,000
5,905,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.490%, 2/7/2019	5,905,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	19,640,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 2.490%, 2/7/2019	7,500,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 2.490%, 2/7/2019	5,740,000
		TOTAL	172,810,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $4,353,051,357)	4,354,279,180
		TIME DEPOSIT—1.3%
		Finance - Banking—1.3%
180,000,000		Standard Chartered Bank, 2.420%, 2/1/2019 (IDENTIFIED COST $180,000,000)	180,000,000
		OTHER REPURCHASE AGREEMENTS—8.0%
		Finance - Banking—8.0%
100,000,000		BMO Capital Markets Corp., 2.49%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,833 on 2/1/2019, in which asset-backed securities, corporate bonds, medium term notes and municipal bonds with a market value of $204,014,152 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$3,500,000	BNP Paribas SA, 2.69%, dated 1/31/2019, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,868 on 2/1/2019, in which corporate bonds with a market value of $25,502,096 have been received as collateral and held with BNY Mellon as tri-party agent.	$3,500,000
50,000,000	BNP Paribas SA, 2.71%, dated 12/21/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,350,042 on 2/21/2019, in which asset-backed securities and corporate bonds with a market value of $76,857,703 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
48,400,000	Citigroup Global Markets, Inc., 2.89%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,004,014 on 2/1/2019, in which asset-backed securities, collateralized mortgage obligations and sovereign debt securities with a market value of $51,004,095 have been received as collateral and held with BNY Mellon as tri-party agent.	48,400,000
25,000,000	Citigroup Global Markets, Inc., 3.24%, dated 8/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,241,042 on 2/1/2019, in which certificate of deposit, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $76,721,966 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	Citigroup Global Markets, Inc., 3.29%, dated 8/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,436,403 on 2/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $148,335,297 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
100,000,000	HSBC Securities (USA), Inc., 2.49%, dated 1/31/2019, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,015,563 on 2/1/2019, in which corporate bonds and medium-term notes with a market value of $229,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
122,938,000	HSBC Securities (USA), Inc., 2.59%, dated 1/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,590 on 2/1/2019, in which asset-backed securities and corporate bonds with a market value of $178,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	122,938,000
50,000,000	ING Financial Markets LLC, 2.55%, dated 1/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,007,083 on 2/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $102,007,225 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	MUFG Securities Americas, Inc., 2.51%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,944 on 2/1/2019, in which asset-backed securities, corporate bonds, municipal bonds and treasury notes with a market value of $204,014,224 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
100,000,000	MUFG Securities Americas, Inc., 2.59%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,389 on 2/1/2019, in which asset-backed securities, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $204,014,997 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
15,000,000	Mizuho Securities USA, Inc., 2.81%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,903 on 2/1/2019, in which collateralized mortgage obligations with a market value of $51,003,981 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
50,000,000	Mizuho Securities USA, Inc., 3.40%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,876,444 on 3/8/2019, in which asset-backed securities with a market value of $163,554,507 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Wells Fargo Securities LLC, 2.54%, dated 1/31/2019, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,041,981 on 2/7/2019, in which commercial paper with a market value of $86,706,118 have been received as collateral and held with BNY Mellon as tri-party agent.	84,995,499
95,000,000	Wells Fargo Securities LLC, 3.22%, dated 1/23/2019, interest in $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,764,750 on 4/23/2019, in which collateralized mortgage obligations with a market value of $96,978,005 have been received as collateral and held with BNY Mellon as tri-party agent.	94,994,970
100,000,000	Wells Fargo Securities LLC, 3.26%, dated 10/19/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,639,558 on 4/18/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,129,314 have been received as collateral and held with BNY Mellon as tri-party agent.	99,994,705
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,139,838,000)	1,139,823,174
Semi-Annual Shareholder Report
12

Principal Amount		Value
	REPURCHASE AGREEMENTS—23.5%
	Finance - Banking—23.5%
$250,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which Citibank, N.A. will repurchase securities provided as collateral for $250,017,917 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2048 and the market value of those underlying securities was $255,018,352.	$250,000,000
250,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,017,917 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $255,000,000.	250,000,000
500,000,000	Repurchase agreement 2.57%, dated 1/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,035,694 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $510,000,000.	500,000,000
450,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,032,250 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2059 and the market value of those underlying securities was $463,500,000.	450,000,000
500,000,000	Interest in $2,200,000,000 joint repurchase agreement 2.58%, dated 1/31/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,157,667 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2060 and the market value of those underlying securities was $2,251,576,365.	500,000,000
632,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.59%, dated 1/31/2019 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,215,833 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,076,654,651.	632,000,000
500,000,000	Repurchase agreement 2.59%, dated 1/31/2019 under which Societe Generale, New York will repurchase securities provided as collateral for $500,035,972 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2049 and the market value of those underlying securities was $510,159,693.	500,000,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$245,100,000	Interest in $250,000,000 joint repurchase agreement 2.59%, dated 1/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,017,986 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2057 and the market value of those underlying securities was $255,137,278.	$245,100,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $3,327,100,000)	3,327,100,000
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $14,231,888,909)[4]	14,233,839,054
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(86,417,670)
	TOTAL NET ASSETS—100%	$14,147,421,384
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2019, these restricted securities amounted to $15,000,000, which represented 0.1% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Semi-Annual Shareholder Report
14

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Automated Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019[1]	Year Ended July 31,				Period Ended 7/31/2014[2]
		2018[1]	2017[1]	2016	2015
Net Asset Value, Beginning of Period	$1.0001	$1.0000	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0098	0.0122	0.0001	0.000[3]	(0.000)[3]	(0.000)[3]
Net realized gain	0.0000[4]	0.0000[4]	0.0039	0.001	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0098	0.0122	0.0040	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.0098)	(0.0121)	(0.0030)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from paid in surplus	—	—	(0.0010)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[4]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0098)	(0.0121)	(0.0040)	(0.001)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.0001	$1.0001	$1.0000	$1.00	$1.00	$1.00
Total Return[5]	0.99%	1.22%	0.30%	0.02%	0.01%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.50%[7]	0.52%	0.52%	0.44%	0.24%	0.23%[7]
Net investment income (loss)	1.61%[7]	0.23%	0.01%	0.02%	0.01%	(0.00)%[6,7]
Expense waiver/reimbursement[8]	—%	—%	0.12%	0.20%	0.40%	0.42%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[9]	$0[9]	$0[9]	$823,514	$984,469	$24,189
1	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
3	Represents less than $0.001.
4	Represents less than $0.0001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Institutional Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0116	0.0156	0.0063	0.003	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0000[2]	0.0011	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0116	0.0156	0.0074	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0116)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0116)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	1.17%	1.57%	0.66%	0.26%	0.04%	0.20%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.17%	0.20%	0.21%	0.20%	0.20%
Net investment income	2.31%[4]	1.62%	0.40%	0.26%	0.04%	0.02%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,054,286	$10,941,508	$787,309	$21,921,916	$30,806,315	$26,947,649
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Service Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0106	0.0134	0.0040	0.001	0.000[1]	0.000[1]
Net realized gain	0.0001	0.0000[2]	0.0012	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0107	0.0134	0.0052	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0106)	(0.0135)	(0.0040)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0009)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0106)	(0.0135)	(0.0049)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0002	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	1.07%	1.35%	0.43%	0.07%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.39%	0.45%	0.39%	0.24%	0.22%
Net investment income	2.13%[4]	1.33%	0.13%	0.07%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.10%	0.15%	0.30%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,486	$47,817	$37,873	$1,841,641	$2,881,460	$3,336,274
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Capital Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0114	0.0151	0.0058	0.002	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0000[2]	0.0010	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0114	0.0151	0.0068	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0114)	(0.0151)	(0.0058)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0114)	(0.0151)	(0.0066)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.14%	1.52%	0.60%	0.21%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.23%	0.25%	0.26%	0.23%	0.22%
Net investment income	2.20%[4]	1.52%	0.34%	0.22%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.10%	0.08%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,113	$25,206	$14,549	$526,605	$637,721	$816,589
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Trust Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0091	0.0103	0.0018	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0004	0.0015	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0091	0.0107	0.0033	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0091)	(0.0107)	(0.0021)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0009)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0091)	(0.0107)	(0.0030)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	0.91%	1.07%	0.24%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.65%[4]	0.67%	0.53%	0.45%	0.23%	0.22%
Net investment income	1.80%[4]	1.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.11%	0.26%	0.33%	0.55%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$536	$553	$1,211	$367,093	$499,638	$1,417,891
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
January 31, 2019 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$4,466,923,174
Investment in securities	9,766,915,880
Total investment in securities, at value (identified cost $14,231,888,909)		$14,233,839,054
Cash		127,247
Income receivable		16,232,867
Receivable for shares sold		5,000
TOTAL ASSETS		14,250,204,168
Liabilities:
Payable for investments purchased	$79,283,022
Income distribution payable	23,143,421
Capital gain distribution payable	8,663
Payable for investment adviser fee (Note 5)	25,320
Payable for administrative fees (Note 5)	30,914
Payable for Directors'/Trustees' fees (Note 5)	17,065
Payable for distribution services fee (Note 5)	113
Accrued expenses (Note 5)	274,266
TOTAL LIABILITIES		102,782,784
Net assets for 14,143,056,547 shares outstanding		$14,147,421,384
Net Assets Consist of:
Paid-in capital		$14,145,428,340
Total distributable earnings		1,993,044
TOTAL NET ASSETS		$14,147,421,384
Semi-Annual Shareholder Report
21

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$100.01 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0001
Institutional Shares:
$14,054,286,142 ÷ 14,049,945,211 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$82,485,608 ÷ 82,464,047 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$10,113,165 ÷ 10,110,982 shares outstanding, no par value, unlimited shares authorized	$1.0002
Trust Shares:
$536,369 ÷ 536,207 shares outstanding, no par value, unlimited shares authorized	$1.0003
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Operations–
Federated Institutional Prime Obligations Fund
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest		$160,779,390
Expenses:
Investment adviser fee (Note 5)	$13,057,768
Administrative fee (Note 5)	5,223,920
Custodian fees	206,696
Transfer agent fee	130,844
Directors'/Trustees' fees (Note 5)	46,044
Auditing fees	12,658
Legal fees	6,141
Portfolio accounting fees	139,296
Distribution services fee (Note 5)	680
Other service fees (Notes 2 and 5)	54,750
Share registration costs	47,494
Printing and postage	10,709
Miscellaneous (Note 5)	35,153
TOTAL EXPENSES	18,972,153
Waiver of investment adviser fee (Note 5)	(8,803,482)
Net expenses		10,168,671
Net investment income		150,610,719
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		45,054
Net change in unrealized appreciation of investments		541,264
Net realized and unrealized gain on investments		586,318
Change in net assets resulting from operations		$151,197,037
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$150,610,719	$127,502,255
Net realized gain	45,054	17,644
Net change in unrealized appreciation/depreciation	541,264	1,249,409
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	151,197,037	128,769,308
Distributions to Shareholders (Note 2):
Automated Shares	(1)	(0)[1]
Institutional Shares	(149,842,085)	(126,629,392)
Service Shares	(505,773)	(514,907)
Capital Shares	(284,939)	(345,817)
Trust Shares	(4,898)	(6,679)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(150,637,696)	(127,496,795)
Share Transactions:
Proceeds from sale of shares	23,548,900,659	30,514,393,575
Net asset value of shares issued to shareholders in payment of distributions declared	36,619,871	21,060,720
Cost of shares redeemed	(20,453,741,770)	(20,362,585,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,131,778,760	10,172,868,582
Change in net assets	3,132,338,101	10,174,141,095
Net Assets:
Beginning of period	11,015,083,283	840,942,188
End of period	$14,147,421,384	$11,015,083,283
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Semi-Annual Shareholder Report
25

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
26

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $8,803,482 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net investment income. Undistributed net investment income at July 31, 2018, was $10,106.
Semi-Annual Shareholder Report
27

The Fund had a paid in capital amount that, as a result of a prior acquisition of another money market fund, was in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These returns of capital distributions were declared daily and distributed monthly and continued until such time as the excess paid in capital amount was depleted. The Fund's excess capital position and return of capital distributions ceased during October 2016. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$47,603
Capital Shares	6,467
Trust Shares	680
TOTAL	$54,750
For the six months ended January 31, 2019, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
28

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	23,212,836,056	$23,217,894,707	30,017,817,920	$30,022,896,392
Shares issued to shareholders in payment of distributions declared	35,871,561	35,879,457	20,225,406	20,228,769
Shares redeemed	(20,137,155,004)	(20,141,549,030)	(19,886,730,995)	(19,890,193,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,111,552,613	$3,112,225,134	10,151,312,331	$10,152,931,470

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	128,394,109	$128,417,882	296,798,517	$296,831,367
Shares issued to shareholders in payment of distributions declared	491,411	491,513	506,019	506,074
Shares redeemed	(94,227,740)	(94,245,998)	(287,360,262)	(287,397,583)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	34,657,780	$34,663,397	9,944,274	$9,939,858
Semi-Annual Shareholder Report
29

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	202,552,430	$202,586,269	194,654,557	$194,657,837
Shares issued to shareholders in payment of distributions declared	244,434	244,474	319,865	319,872
Shares redeemed	(217,887,345)	(217,923,662)	(184,319,272)	(184,322,278)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,090,481)	$ (15,092,919)	10,655,150	$10,655,431

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,800	$1,800	7,978	$7,979
Shares issued to shareholders in payment of distributions declared	4,427	4,428	6,005	6,005
Shares redeemed	(23,074)	(23,080)	(671,876)	(672,161)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(16,847)	$ (16,852)	(657,893)	$ (658,177)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,131,103,065	$3,131,778,760	10,171,253,862	$10,172,868,582
4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $14,231,888,909. The net unrealized appreciation of investments for federal tax purposes was $1,950,145. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,176,984 and net unrealized depreciation from investments for those securities having an excess of cost over value of $226,839.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $8,803,482 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$680
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $70 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $2,006 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25%, and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized.
As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,009.90	$2.53[2]
Institutional Shares	$1,000	$1,011.70	$0.76[3]
Service Shares	$1,000	$1,010.70	$1.77[4]
Capital Shares	$1,000	$1,011.40	$1.01[5]
Trust Shares	$1,000	$1,009.10	$3.29
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	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.70	$2.55[2]
Institutional Shares	$1,000	$1,024.40	$0.77[3]
Service Shares	$1,000	$1,023.40	$1.79[4]
Capital Shares	$1,000	$1,024.20	$1.02[5]
Trust Shares	$1,000	$1,021.90	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.50%
Institutional Shares	0.15%
Service Shares	0.35%
Capital Shares	0.20%
Trust Shares	0.65%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.79 and $2.80, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.28 and $2.29, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.27 and $1.28, respectively.
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Evaluation and Approval of Advisory Contract–May 2018
FEDERATED INSTITUTIONAL PRIME OBLIGATIONS FUND (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
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and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Institutional Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919734
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450200 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Institutional | POIXX

Federated Institutional Prime Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.5%
Variable Rate Instruments	30.8%
Commercial Paper	23.3%
Bank Instruments	15.0%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.9%[4]
8-30 Days	19.6%
31-90 Days	25.6%
91-180 Days	7.0%
181 Days or more	1.5%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 30.8% of the Fund's portfolio.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
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Portfolio of Investments– Federated Institutional Prime Obligations Fund
January 31, 2019 (unaudited)
Principal Amount			Value
		BANK NOTE—0.7%
		Finance - Banking—0.7%
$95,000,000		Bank of America N.A., 2.600%, 4/4/2019 (IDENTIFIED COST $95,000,000)	$95,037,807
		CERTIFICATES OF DEPOSIT—13.0%
		Finance - Banking—13.0%
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	24,992,934
35,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.720%, 2/27/2019	35,000,000
320,000,000		MUFG Bank Ltd., 2.730%—2.900%, 4/17/2019 - 5/13/2019	320,098,218
405,000,000		Mizuho Bank Ltd., 2.660%—2.800%, 2/7/2019 - 5/7/2019	405,076,301
100,000,000		Mizuho Bank Ltd., 2.720%—2.820%, 2/7/2019 - 3/21/2019	99,712,087
125,000,000		Mizuho Bank Ltd., 2.720%—2.850%, 2/26/2019 - 4/30/2019	124,619,932
80,000,000		Sumitomo Mitsui Banking Corp., 2.780%, 6/3/2019	80,028,016
270,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.410%—2.790%, 2/6/2019 - 4/30/2019	269,999,696
250,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.700%—2.930%, 2/4/2019 - 4/18/2019	249,245,014
50,000,000		Toronto Dominion Bank, 2.600%, 5/6/2019	49,992,567
25,000,000		Toronto Dominion Bank, 2.960%, 7/24/2019	25,030,291
100,000,000		Toronto Dominion Bank, 3.100%, 10/25/2019	100,238,996
50,000,000		Wells Fargo Bank International, 2.640%, 3/21/2019	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,833,596,506)	1,834,034,052
	[1]	COMMERCIAL PAPER—23.3%
		Finance - Banking—8.9%
74,570,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.606%—2.656%, 2/4/2019 - 2/14/2019	74,517,938
178,500,000		Banque et Caisse d'Epargne de L'Etat, 2.471%—2.615%, 3/6/2019 - 4/1/2019	177,934,433
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.817%—3.060%, 7/1/2019 - 10/11/2019	14,739,768
50,000,000		Credit Suisse AG, 2.641%, 3/29/2019	49,795,444
168,179,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.667%—2.840%, 2/5/2019 - 3/11/2019	167,938,507
25,000,000		J.P. Morgan Securities LLC, 2.511%, 2/26/2019	24,956,944
156,200,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.451%—2.712%, 2/6/2019 - 2/19/2019	156,029,530
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
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Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$229,613,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.589%—2.789%, 2/20/2019 - 4/8/2019	$228,929,057
251,450,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.503%—2.871%, 2/19/2019 - 5/6/2019	250,585,898
49,000,000		NRW.Bank, 2.732%, 2/19/2019	48,933,360
40,000,000		Sumitomo Mitsui Banking Corp., 2.689%, 7/1/2019	39,543,309
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	24,474,643
		TOTAL	1,258,378,831
		Finance - Retail—8.9%
70,000,000		CAFCO, LLC, 2.669%, 2/13/2019	69,938,167
55,000,000		CHARTA, LLC, 2.771%—2.800%, 4/9/2019 - 4/22/2019	54,702,018
50,000,000		CRC Funding, LLC, 2.628%, 5/7/2019	49,638,667
204,000,000		Chariot Funding LLC, 2.881%—3.026%, 6/10/2019 - 7/15/2019	201,537,354
10,550,000		Fairway Finance Co. LLC, 2.658%, 2/8/2019	10,544,584
45,000,000		Old Line Funding, LLC, 2.803%, 4/10/2019	44,775,060
49,000,000		Old Line Funding, LLC, 2.809%—2.828%, 4/25/2019 - 5/15/2019	48,659,125
20,000,000		Old Line Funding, LLC, 2.846%, 4/4/2019	19,909,140
530,000,000		Sheffield Receivables Company LLC, 2.501%—2.877%, 2/4/2019 - 5/14/2019	528,118,299
140,500,000		Starbird Funding Corp., 2.668%—2.871%, 2/6/2019 - 3/14/2019	140,170,995
91,000,000		Thunder Bay Funding, LLC, 2.700%—2.828%, 2/26/2019 - 5/16/2019	90,363,309
		TOTAL	1,258,356,718
		Finance - Securities—4.3%
163,300,000		Anglesea Funding LLC, 2.776%—2.820%, 4/2/2019 - 4/4/2019	162,558,715
65,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.501%, 2/1/2019	65,000,000
28,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.672%, 4/26/2019	27,819,715
105,000,000		Collateralized Commercial Paper FLEX Co., LLC, 2.929%—2.974%, 7/10/2019 - 8/15/2019	103,552,041
98,000,000		Collateralized Commercial Paper II Co. LLC, 2.532%—3.231%, 3/1/2019 - 11/25/2019	97,025,548
25,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.813%, 2/19/2019	24,965,000
128,000,000		Longship Funding LLC, 2.431%, 2/1/2019 - 2/6/2019	127,973,675
		TOTAL	608,894,694
		Insurance—0.1%
13,500,000		UnitedHealth Group, Inc., 2.656%, 2/19/2019	13,482,113
		Sovereign—1.1%
50,000,000		Caisse des Depots et Consignations (CDC), 2.614%, 4/2/2019	49,787,093
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
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Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—continued
$115,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.625%—2.712%, 2/11/2019 - 4/11/2019	$114,665,392
		TOTAL	164,452,485
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,303,303,046)	3,303,564,841
	[2]	NOTES - VARIABLE—30.8%
		Aerospace & Defense—0.4%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 2.733% (1-month USLIBOR +0.240%), 2/4/2019	50,018,356
		Finance - Banking—23.5%
47,000,000		Bank of Montreal, 2.707% (1-month USLIBOR +0.200%), 2/4/2019	46,993,162
50,000,000		Bank of Montreal, 2.716% (1-month USLIBOR +0.200%), 2/11/2019	49,991,947
20,000,000		Bank of Montreal, 2.786% (1-month USLIBOR +0.280%), 2/22/2019	20,000,000
15,000,000		Bank of Montreal, 2.790% (1-month USLIBOR +0.280%), 2/25/2019	15,000,000
100,000,000		Bank of Montreal, 2.813% (1-month USLIBOR +0.300%), 2/7/2019	100,044,627
100,000,000		Bank of Montreal, 2.919% (1-month USLIBOR +0.400%), 2/11/2019	100,133,232
25,000,000		Bank of Montreal, 2.959% (1-month USLIBOR +0.440%), 2/11/2019	25,018,839
76,467,000		Bank of Montreal, 3.100% (3-month USLIBOR +0.320%), 4/18/2019	76,548,965
70,000,000		Bank of Nova Scotia, Toronto, 2.819% (1-month USLIBOR +0.300%), 2/25/2019	70,032,908
54,000,000		Bank of Nova Scotia, Toronto, 2.820% (Secured Overnight Financing Rate +0.430%), 2/1/2019	54,007,461
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.722% (1-month USLIBOR +0.220%), 2/28/2019	49,998,583
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.732% (1-month USLIBOR +0.230%), 2/26/2019	19,999,781
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.739% (1-month USLIBOR +0.220%), 2/11/2019	29,998,857
61,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.804% (1-month USLIBOR +0.290%), 2/12/2019	61,024,115
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.811% (1-month USLIBOR +0.290%), 2/8/2019	30,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.828% (1-month USLIBOR +0.320%), 2/18/2019	50,021,574
16,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.832% (1-month USLIBOR +0.320%), 2/25/2019	16,007,432
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.833% (1-month USLIBOR +0.320%), 2/6/2019	25,012,915
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.849% (1-month USLIBOR +0.330%), 2/25/2019	25,017,369
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.853% (1-month USLIBOR +0.340%), 2/7/2019	45,026,423
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
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Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.896% (3-month USLIBOR +0.130%), 3/7/2019	$19,997,883
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.920% (3-month USLIBOR +0.130%), 3/21/2019	34,995,871
23,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.934% (3-month USLIBOR +0.130%), 4/8/2019	22,996,003
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.940% (3-month USLIBOR +0.160%), 4/15/2019	29,999,905
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.987% (3-month USLIBOR +0.220%), 3/8/2019	35,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 3.009% (1-month USLIBOR +0.500%), 2/15/2019	10,000,000
110,000,000		Canadian Imperial Bank of Commerce, 2.696% (1-month USLIBOR +0.190%), 2/22/2019	109,998,589
14,000,000		Canadian Imperial Bank of Commerce, 2.812% (1-month USLIBOR +0.310%), 2/26/2019	14,006,737
25,000,000		Canadian Imperial Bank of Commerce, 2.813% (1-month USLIBOR +0.300%), 2/6/2019	25,011,175
40,000,000		Canadian Imperial Bank of Commerce, 2.866% (1-month USLIBOR +0.350%), 2/8/2019	40,043,383
100,000,000		Canadian Imperial Bank of Commerce, 2.907% (1-month USLIBOR +0.400%), 2/4/2019	100,154,712
30,000,000		Canadian Imperial Bank of Commerce, 2.934% (3-month USLIBOR +0.130%), 4/8/2019	30,009,085
20,000,000		Canadian Imperial Bank of Commerce, 2.938% (3-month USLIBOR +0.130%), 4/3/2019	20,005,588
50,000,000		Canadian Imperial Bank of Commerce, 2.960% (3-month USLIBOR +0.180%), 4/18/2019	50,013,729
75,000,000		Canadian Imperial Bank of Commerce, 2.993% (1-month USLIBOR +0.490%), 2/4/2019	75,058,702
45,000,000		Canadian Imperial Bank of Commerce, 2.999% (3-month USLIBOR +0.200%), 4/11/2019	45,013,509
46,300,000		Canadian Imperial Bank of Commerce, 3.036% (3-month USLIBOR +0.330%), 2/28/2019	46,340,665
119,500,000		Canadian Imperial Bank of Commerce, 3.042% (3-month USLIBOR +0.220%), 3/27/2019	119,625,054
6,355,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.500%, 2/6/2019	6,355,000
5,000,000		Commonwealth Bank of Australia, 2.682% (3-month USLIBOR +0.100%), 2/4/2019	5,000,488
125,000,000		Commonwealth Bank of Australia, 2.711% (1-month USLIBOR +0.200%), 2/11/2019	124,979,824
80,000,000		Commonwealth Bank of Australia, 2.722% (1-month USLIBOR +0.220%), 2/26/2019	79,993,890
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$5,370,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.490%, 2/7/2019	$5,370,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 2.450%, 2/6/2019	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc., Project 2013A, (Bank of America N.A. LOC), 2.520%, 2/7/2019	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc., Project, (Bank of America N.A. LOC), 2.520%, 2/7/2019	7,000,000
10,000,000		J.P. Morgan Securities LLC, 2.704% (1-month USLIBOR +0.190%), 2/14/2019	10,001,775
6,200,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.490%, 2/6/2019	6,200,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	9,780,000
41,000,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.782% (1-month USLIBOR +0.350%), 2/13/2019	40,986,429
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.771% (1-month USLIBOR +0.350%), 2/12/2019	30,489,417
5,575,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park Series 2003, (U.S. Bank, N.A. LOC), 2.620%, 2/7/2019	5,575,000
25,000,000		Royal Bank of Canada, 2.709% (1-month USLIBOR +0.200%), 2/15/2019	24,997,183
25,000,000		Royal Bank of Canada, 2.862% (1-month USLIBOR +0.360%), 2/28/2019	25,023,806
49,500,000		Royal Bank of Canada, 2.919% (3-month USLIBOR +0.140%), 4/16/2019	49,541,298
50,000,000		Royal Bank of Canada, 3.018% (3-month USLIBOR +0.210%), 4/3/2019	50,071,432
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.490%, 2/7/2019	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 2.490%, 2/7/2019	20,000,000
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	18,965,000
780,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.550%, 2/7/2019	780,000
60,000,000		Sumitomo Mitsui Banking Corp., 2.686% (1-month USLIBOR +0.180%), 2/22/2019	60,000,000
80,000,000		Sumitomo Mitsui Banking Corp., 2.817% (1-month USLIBOR +0.310%), 2/5/2019	80,041,510
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
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Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$90,000,000		Sumitomo Mitsui Banking Corp., 2.819% (1-month USLIBOR +0.300%), 2/11/2019	$90,045,881
100,000,000		Sumitomo Mitsui Banking Corp., 2.823% (1-month USLIBOR +0.320%), 2/4/2019	100,055,048
20,000,000		Toronto Dominion Bank, 2.732% (1-month USLIBOR +0.230%), 2/26/2019	19,997,440
90,000,000		Toronto Dominion Bank, 2.792% (1-month USLIBOR +0.280%), 2/25/2019	90,008,062
60,000,000		Toronto Dominion Bank, 2.801% (1-month USLIBOR +0.280%), 2/8/2019	60,000,000
20,000,000		Toronto Dominion Bank, 2.849% (3-month USLIBOR +0.110%), 3/6/2019	20,003,858
40,000,000		Toronto Dominion Bank, 2.864% (1-month USLIBOR +0.350%), 2/13/2019	40,034,722
25,000,000		Toronto Dominion Bank, 2.872% (1-month USLIBOR +0.370%), 2/27/2019	25,026,043
20,000,000		Toronto Dominion Bank, 2.918% (3-month USLIBOR +0.140%), 3/14/2019	20,007,636
50,000,000		Toronto Dominion Bank, 2.921% (1-month USLIBOR +0.400%), 2/8/2019	50,039,961
35,000,000		Wells Fargo Bank, N.A., 2.776% (3-month USLIBOR +0.160%), 2/15/2019	35,022,331
25,000,000		Wells Fargo Bank, N.A., 2.849% (3-month USLIBOR +0.160%), 2/25/2019	25,004,333
50,000,000		Wells Fargo Bank, N.A., 2.967% (3-month USLIBOR +0.200%), 3/7/2019	50,000,000
34,500,000		Wells Fargo Bank, N.A., 2.971% (3-month USLIBOR +0.200%), 4/25/2019	34,520,412
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.701% (1-month USLIBOR +0.190%), 2/11/2019	74,988,776
45,000,000		Westpac Banking Corp. Ltd., Sydney, 2.799% (1-month USLIBOR +0.280%), 2/25/2019	45,018,076
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.975% (3-month USLIBOR +0.180%), 4/2/2019	100,053,190
6,665,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.480%, 2/7/2019	6,665,000
		TOTAL	3,325,866,601
		Finance - Commercial—0.6%
85,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.743% (1-month USLIBOR +0.230%), 2/5/2019	85,000,000
		Finance - Retail—2.1%
25,000,000		Chariot Funding LLC, 2.710% (1-month USLIBOR +0.210%), 2/25/2019	24,996,274
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—continued
$60,000,000		Old Line Funding, LLC, 2.853% (1-month USLIBOR +0.350%), 2/4/2019	$60,044,558
60,000,000		Old Line Funding, LLC, 3.000% (1-month USLIBOR +0.480%), 2/1/2019	60,000,000
50,000,000		Old Line Funding, LLC, 3.006% (1-month USLIBOR +0.500%), 2/21/2019	50,000,000
50,000,000		Old Line Funding, LLC, 3.006% (1-month USLIBOR +0.500%), 2/22/2019	50,000,000
50,000,000		Thunder Bay Funding, LLC, 2.749% (1-month USLIBOR +0.230%), 3/7/2019	50,000,638
		TOTAL	295,041,470
		Finance - Securities—3.0%
95,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.810% (1-month USLIBOR +0.300%), 2/25/2019	95,000,000
50,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.869% (1-month USLIBOR +0.350%), 2/11/2019	50,000,000
25,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.888% (1-month USLIBOR +0.380%), 2/18/2019	25,000,000
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.919% (3-month USLIBOR +0.120%), 4/11/2019	40,000,000
3,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.730% (1-month USLIBOR +0.210%), 2/1/2019	3,000,210
5,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.782% (1-month USLIBOR +0.280%), 2/26/2019	5,000,020
15,000,000	[3]	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.804% (1-month USLIBOR +0.290%), 2/12/2019	15,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.888% (3-month USLIBOR +0.100%), 3/15/2019	25,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.905% (3-month USLIBOR +0.110%), 4/5/2019	20,002,451
47,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.730% (1-month USLIBOR +0.210%), 2/1/2019	47,003,301
11,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.744% (1-month USLIBOR +0.230%), 2/12/2019	11,001,400
54,500,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.924% (3-month USLIBOR +0.100%), 3/25/2019	54,510,140
35,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.971% (3-month USLIBOR +0.220%), 4/30/2019	35,025,231
		TOTAL	425,542,753
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—1.2%
$2,750,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 2.490%, 2/6/2019	$2,750,000
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.490%, 2/7/2019	9,015,000
18,615,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 2.500%, 2/7/2019	18,615,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 2.490%, 2/7/2019	5,445,000
21,500,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	21,500,000
21,500,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	21,500,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	16,000,000
1,000,000		Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	1,000,000
5,905,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.490%, 2/7/2019	5,905,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	19,640,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 2.490%, 2/7/2019	7,500,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 2.490%, 2/7/2019	5,740,000
		TOTAL	172,810,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $4,353,051,357)	4,354,279,180
		TIME DEPOSIT—1.3%
		Finance - Banking—1.3%
180,000,000		Standard Chartered Bank, 2.420%, 2/1/2019 (IDENTIFIED COST $180,000,000)	180,000,000
		OTHER REPURCHASE AGREEMENTS—8.0%
		Finance - Banking—8.0%
100,000,000		BMO Capital Markets Corp., 2.49%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,833 on 2/1/2019, in which asset-backed securities, corporate bonds, medium term notes and municipal bonds with a market value of $204,014,152 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$3,500,000	BNP Paribas SA, 2.69%, dated 1/31/2019, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,868 on 2/1/2019, in which corporate bonds with a market value of $25,502,096 have been received as collateral and held with BNY Mellon as tri-party agent.	$3,500,000
50,000,000	BNP Paribas SA, 2.71%, dated 12/21/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,350,042 on 2/21/2019, in which asset-backed securities and corporate bonds with a market value of $76,857,703 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
48,400,000	Citigroup Global Markets, Inc., 2.89%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,004,014 on 2/1/2019, in which asset-backed securities, collateralized mortgage obligations and sovereign debt securities with a market value of $51,004,095 have been received as collateral and held with BNY Mellon as tri-party agent.	48,400,000
25,000,000	Citigroup Global Markets, Inc., 3.24%, dated 8/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,241,042 on 2/1/2019, in which certificate of deposit, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $76,721,966 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	Citigroup Global Markets, Inc., 3.29%, dated 8/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,436,403 on 2/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $148,335,297 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
100,000,000	HSBC Securities (USA), Inc., 2.49%, dated 1/31/2019, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,015,563 on 2/1/2019, in which corporate bonds and medium-term notes with a market value of $229,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
122,938,000	HSBC Securities (USA), Inc., 2.59%, dated 1/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,590 on 2/1/2019, in which asset-backed securities and corporate bonds with a market value of $178,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	122,938,000
50,000,000	ING Financial Markets LLC, 2.55%, dated 1/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,007,083 on 2/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $102,007,225 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
11

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	MUFG Securities Americas, Inc., 2.51%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,944 on 2/1/2019, in which asset-backed securities, corporate bonds, municipal bonds and treasury notes with a market value of $204,014,224 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
100,000,000	MUFG Securities Americas, Inc., 2.59%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,389 on 2/1/2019, in which asset-backed securities, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $204,014,997 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
15,000,000	Mizuho Securities USA, Inc., 2.81%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,903 on 2/1/2019, in which collateralized mortgage obligations with a market value of $51,003,981 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
50,000,000	Mizuho Securities USA, Inc., 3.40%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,876,444 on 3/8/2019, in which asset-backed securities with a market value of $163,554,507 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Wells Fargo Securities LLC, 2.54%, dated 1/31/2019, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,041,981 on 2/7/2019, in which commercial paper with a market value of $86,706,118 have been received as collateral and held with BNY Mellon as tri-party agent.	84,995,499
95,000,000	Wells Fargo Securities LLC, 3.22%, dated 1/23/2019, interest in $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,764,750 on 4/23/2019, in which collateralized mortgage obligations with a market value of $96,978,005 have been received as collateral and held with BNY Mellon as tri-party agent.	94,994,970
100,000,000	Wells Fargo Securities LLC, 3.26%, dated 10/19/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,639,558 on 4/18/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,129,314 have been received as collateral and held with BNY Mellon as tri-party agent.	99,994,705
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,139,838,000)	1,139,823,174
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
12

Principal Amount		Value
	REPURCHASE AGREEMENTS—23.5%
	Finance - Banking—23.5%
$250,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which Citibank, N.A. will repurchase securities provided as collateral for $250,017,917 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2048 and the market value of those underlying securities was $255,018,352.	$250,000,000
250,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,017,917 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $255,000,000.	250,000,000
500,000,000	Repurchase agreement 2.57%, dated 1/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,035,694 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $510,000,000.	500,000,000
450,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,032,250 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2059 and the market value of those underlying securities was $463,500,000.	450,000,000
500,000,000	Interest in $2,200,000,000 joint repurchase agreement 2.58%, dated 1/31/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,157,667 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2060 and the market value of those underlying securities was $2,251,576,365.	500,000,000
632,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.59%, dated 1/31/2019 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,215,833 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,076,654,651.	632,000,000
500,000,000	Repurchase agreement 2.59%, dated 1/31/2019 under which Societe Generale, New York will repurchase securities provided as collateral for $500,035,972 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2049 and the market value of those underlying securities was $510,159,693.	500,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
13

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$245,100,000	Interest in $250,000,000 joint repurchase agreement 2.59%, dated 1/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,017,986 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2057 and the market value of those underlying securities was $255,137,278.	$245,100,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $3,327,100,000)	3,327,100,000
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $14,231,888,909)[4]	14,233,839,054
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(86,417,670)
	TOTAL NET ASSETS—100%	$14,147,421,384
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2019, these restricted securities amounted to $15,000,000, which represented 0.1% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
14

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0116	0.0156	0.0063	0.003	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0000[2]	0.0011	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0116	0.0156	0.0074	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0116)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0116)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	1.17%	1.57%	0.66%	0.26%	0.04%	0.20%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.17%	0.20%	0.21%	0.20%	0.20%
Net investment income	2.31%[4]	1.62%	0.40%	0.26%	0.04%	0.02%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,054,286	$10,941,508	$787,309	$21,921,916	$30,806,315	$26,947,649
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
January 31, 2019 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$4,466,923,174
Investment in securities	9,766,915,880
Total investment in securities, at value (identified cost $14,231,888,909)		$14,233,839,054
Cash		127,247
Income receivable		16,232,867
Receivable for shares sold		5,000
TOTAL ASSETS		14,250,204,168
Liabilities:
Payable for investments purchased	$79,283,022
Income distribution payable	23,143,421
Capital gain distribution payable	8,663
Payable for investment adviser fee (Note 5)	25,320
Payable for administrative fees (Note 5)	30,914
Payable for Directors'/Trustees' fees (Note 5)	17,065
Payable for distribution services fee (Note 5)	113
Accrued expenses (Note 5)	274,266
TOTAL LIABILITIES		102,782,784
Net assets for 14,143,056,547 shares outstanding		$14,147,421,384
Net Assets Consist of:
Paid-in capital		$14,145,428,340
Total distributable earnings		1,993,044
TOTAL NET ASSETS		$14,147,421,384
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$100.01 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0001
Institutional Shares:
$14,054,286,142 ÷ 14,049,945,211 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$82,485,608 ÷ 82,464,047 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$10,113,165 ÷ 10,110,982 shares outstanding, no par value, unlimited shares authorized	$1.0002
Trust Shares:
$536,369 ÷ 536,207 shares outstanding, no par value, unlimited shares authorized	$1.0003
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations–
Federated Institutional Prime Obligations Fund
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest		$160,779,390
Expenses:
Investment adviser fee (Note 5)	$13,057,768
Administrative fee (Note 5)	5,223,920
Custodian fees	206,696
Transfer agent fee	130,844
Directors'/Trustees' fees (Note 5)	46,044
Auditing fees	12,658
Legal fees	6,141
Portfolio accounting fees	139,296
Distribution services fee (Note 5)	680
Other service fees (Notes 2 and 5)	54,750
Share registration costs	47,494
Printing and postage	10,709
Miscellaneous (Note 5)	35,153
TOTAL EXPENSES	18,972,153
Waiver of investment adviser fee (Note 5)	(8,803,482)
Net expenses		10,168,671
Net investment income		150,610,719
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		45,054
Net change in unrealized appreciation of investments		541,264
Net realized and unrealized gain on investments		586,318
Change in net assets resulting from operations		$151,197,037
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$150,610,719	$127,502,255
Net realized gain	45,054	17,644
Net change in unrealized appreciation/depreciation	541,264	1,249,409
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	151,197,037	128,769,308
Distributions to Shareholders (Note 2):
Automated Shares	(1)	(0)[1]
Institutional Shares	(149,842,085)	(126,629,392)
Service Shares	(505,773)	(514,907)
Capital Shares	(284,939)	(345,817)
Trust Shares	(4,898)	(6,679)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(150,637,696)	(127,496,795)
Share Transactions:
Proceeds from sale of shares	23,548,900,659	30,514,393,575
Net asset value of shares issued to shareholders in payment of distributions declared	36,619,871	21,060,720
Cost of shares redeemed	(20,453,741,770)	(20,362,585,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,131,778,760	10,172,868,582
Change in net assets	3,132,338,101	10,174,141,095
Net Assets:
Beginning of period	11,015,083,283	840,942,188
End of period	$14,147,421,384	$11,015,083,283
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. The financial highlights of the Automated Shares, Service Shares, Capital Shares and Trust Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Semi-Annual Shareholder Report
21

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $8,803,482 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net investment income. Undistributed net investment income at July 31, 2018, was $10,106.
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The Fund had a paid in capital amount that, as a result of a prior acquisition of another money market fund, was in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These returns of capital distributions were declared daily and distributed monthly and continued until such time as the excess paid in capital amount was depleted. The Fund's excess capital position and return of capital distributions ceased during October 2016. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$47,603
Capital Shares	6,467
Trust Shares	680
TOTAL	$54,750
For the six months ended January 31, 2019, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	23,212,836,056	$23,217,894,707	30,017,817,920	$30,022,896,392
Shares issued to shareholders in payment of distributions declared	35,871,561	35,879,457	20,225,406	20,228,769
Shares redeemed	(20,137,155,004)	(20,141,549,030)	(19,886,730,995)	(19,890,193,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,111,552,613	$3,112,225,134	10,151,312,331	$10,152,931,470

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	128,394,109	$128,417,882	296,798,517	$296,831,367
Shares issued to shareholders in payment of distributions declared	491,411	491,513	506,019	506,074
Shares redeemed	(94,227,740)	(94,245,998)	(287,360,262)	(287,397,583)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	34,657,780	$34,663,397	9,944,274	$9,939,858
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	202,552,430	$202,586,269	194,654,557	$194,657,837
Shares issued to shareholders in payment of distributions declared	244,434	244,474	319,865	319,872
Shares redeemed	(217,887,345)	(217,923,662)	(184,319,272)	(184,322,278)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,090,481)	$ (15,092,919)	10,655,150	$10,655,431

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,800	$1,800	7,978	$7,979
Shares issued to shareholders in payment of distributions declared	4,427	4,428	6,005	6,005
Shares redeemed	(23,074)	(23,080)	(671,876)	(672,161)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(16,847)	$ (16,852)	(657,893)	$ (658,177)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,131,103,065	$3,131,778,760	10,171,253,862	$10,172,868,582
4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $14,231,888,909. The net unrealized appreciation of investments for federal tax purposes was $1,950,145. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,176,984 and net unrealized depreciation from investments for those securities having an excess of cost over value of $226,839.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $8,803,482 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$680
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $70 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $2,006 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25%, and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized.
As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,011.70	$0.76[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.40	$0.77[2]
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
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Evaluation and Approval of Advisory Contract–May 2018
FEDERATED INSTITUTIONAL PRIME OBLIGATIONS FUND (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
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and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report
36

fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report
37

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
39

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
40

Federated Institutional Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454504 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Institutional Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	31.9%
Variable Rate Instruments	30.5%
Commercial Paper	23.1%
Bank Instruments	14.8%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2019 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.1%
9,424,147,700	Federated Institutional Prime Obligations Fund, Institutional Shares, 2.57%[1] (IDENTIFIED COST $9,425,903,916)	$9,426,974,945
	OTHER REPURCHASE AGREEMENT—0.6%
	Finance - Banking—0.6%
$52,062,000	HSBC Securities (USA), Inc. 2.59%, dated 1/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,590 on 2/1/2019, in which asset-backed securities and corporate bonds with a market value of $178,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent. (IDENTIFIED COST $52,062,000)	52,062,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $9,477,965,916)[2]	9,479,036,945
	OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	30,516,344
	TOTAL NET ASSETS—100%	$9,509,553,289
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	7,109,138,403
Purchases/Additions	5,518,000,000
Sales/Reductions	(3,202,990,703)
Balance of Shares Held 1/31/2019	9,424,147,700
Value	$9,426,974,945
Change in Unrealized Appreciation/Depreciation	$(217,285)
Net Realized Gain/(Loss)	$545,335
Dividend Income	$90,433,507
The Fund invests in Federated Institutional Prime Obligations Fund (POF), a diversified portfolio of Money Market Obligations Trust (the “Trust”) which is also managed by the Adviser. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At January 31, 2019, POF represents 99.1% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the
Semi-Annual Shareholder Report

performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund's financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$52,062,000	$—	$52,062,000
Investment Company	9,426,974,945	—	—	9,426,974,945
TOTAL SECURITIES	$9,426,974,945	$52,062,000	$—	$9,479,036,945
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0116	0.0156	0.0075	0.003	0.001	0.001
Net realized and unrealized gain (loss)	0.0000[1]	(0.0000)[1]	0.0002	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0116	0.0156	0.0077	0.003	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.0116)	(0.0156)	(0.0075)	(0.003)	(0.001)	(0.001)
Distributions from net realized gain	—	(0.0000)[1]	(0.0000)[1]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0116)	(0.0156)	(0.0075)	(0.003)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.0002	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.17%	1.57%	0.78%	0.31%	0.08%	0.07%
Ratios to Average Net Assets:
Net expenses	0.00%[4,5]	0.00%[5]	0.20%	0.21%	0.20%	0.20%
Net investment income	2.31%[4]	1.59%	0.77%	0.31%	0.08%	0.07%
Expense waiver/reimbursement[6]	0.29%[4]	0.29%	0.09%	0.09%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,777,098	$6,992,551	$4,454,446	$4,639,018	$5,914,296	$5,213,209
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0104	0.0131	0.0050	0.001	0.000[1]	0.000[1]
Net realized and unrealized gain (loss)	0.0000[2]	(0.0000)[2]	0.0002	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0104	0.0131	0.0052	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0104)	(0.0131)	(0.0050)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0104)	(0.0131)	(0.0050)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.04%	1.31%	0.53%	0.10%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.25%	0.45%	0.41%	0.27%	0.26%
Net investment income	2.12%[4]	1.26%	0.34%	0.09%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.29%[4]	0.29%	0.09%	0.13%	0.27%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$702,967	$186,643	$129,412	$1,229,801	$1,413,002	$1,962,506
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0111	0.0146	0.0064	0.002	0.000[1]	0.000[1]
Net realized and unrealized gain (loss)	0.0000[2]	(0.0000)[2]	0.0003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0111	0.0146	0.0067	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0111)	(0.0146)	(0.0065)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0111)	(0.0146)	(0.0065)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.12%	1.47%	0.68%	0.21%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.10%	0.30%	0.31%	0.27%	0.26%
Net investment income	2.22%[4]	1.40%	0.34%	0.21%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.29%[4]	0.29%	0.10%	0.09%	0.11%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,488	$12,185	$20,587	$627,753	$592,710	$730,710
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $9,426,974,945 of investment in an affiliated holding (identified cost $9,477,965,916)		$9,479,036,945
Income receivable		3,746
Income receivable from affiliated holdings		19,253,979
Receivable for shares sold		35,199,595
TOTAL ASSETS		9,533,494,265
Liabilities:
Payable for shares redeemed	$10,929,412
Bank overdraft	172,296
Income distribution payable	12,633,731
Payable for investment adviser fee (Note 5)	12,717
Payable for administrative fees (Note 5)	20,724
Payable for Directors'/Trustees' fees (Note 5)	9,986
Payable for other service fees (Note 5)	126,183
Accrued expenses (Note 5)	35,927
TOTAL LIABILITIES		23,940,976
Net assets for 9,507,459,247 shares outstanding		$9,509,553,289
Net Assets Consist of:
Paid-in capital		$9,508,886,805
Total distributable earnings		666,484
TOTAL NET ASSETS		$9,509,553,289
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$8,777,097,919 ÷ 8,775,156,522 shares outstanding, no par value, unlimited shares authorized		$1.0002
Service Shares:
$702,967,087 ÷ 702,820,539 shares outstanding, no par value, unlimited shares authorized		$1.0002
Capital Shares:
$29,488,283 ÷ 29,482,186 shares outstanding, no par value, unlimited shares authorized		$1.0002
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Dividends received from an affiliated holding*			$90,433,507
Interest			628,144
TOTAL INCOME			91,061,651
Expenses:
Investment adviser fee (Note 5)		$7,873,374
Administrative fee (Note 5)		3,149,641
Custodian fees		114,934
Transfer agent fee		61,638
Directors'/Trustees' fees (Note 5)		28,357
Auditing fees		12,657
Legal fees		6,140
Portfolio accounting fees		112,244
Other service fees (Notes 2 and 5)		496,890
Share registration costs		73,864
Printing and postage		13,843
Miscellaneous (Note 5)		26,822
TOTAL EXPENSES		11,970,404
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(7,873,374)
Reimbursement of other operating expenses (Note 5)	(3,600,140)
TOTAL WAIVER AND REIMBURSEMENTS		(11,473,514)
Net expenses			496,890
Net investment income			90,564,761
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $545,335 on sales of investments in an affiliated holding*)			545,335
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(217,285) on investments in an affiliated holding*)			(217,285)
Net realized and unrealized gain (loss) on investments			328,050
Change in net assets resulting from operations			$90,892,811
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$90,564,761	$88,686,229
Net realized gain (loss)	545,335	(953,114)
Net change in unrealized appreciation/depreciation	(217,285)	669,188
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	90,892,811	88,402,303
Distributions to Shareholders (Note 2):
Institutional Shares	(86,192,004)	(86,443,163)
Service Shares	(4,096,085)	(1,977,255)
Capital Shares	(285,925)	(280,398)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(90,574,014)	(88,700,816)
Share Transactions:
Proceeds from sale of shares	18,380,983,838	18,915,183,582
Net asset value of shares issued to shareholders in payment of distributions declared	26,397,273	25,386,281
Cost of shares redeemed	(16,089,525,843)	(16,353,337,091)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,317,855,268	2,587,232,772
Change in net assets	2,318,174,065	2,586,934,259
Net Assets:
Beginning of period	7,191,379,224	4,604,444,965
End of period	$9,509,553,289	$7,191,379,224
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund's financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, each Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the
Semi-Annual Shareholder Report

same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
Semi-Annual Shareholder Report

Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $11,473,514 is disclosed in various locations in Note 5.
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Institutional Shares	$86,423,265
Service Shares	1,976,553
Capital Shares	280,303

Net Realized Gain
Institutional Shares	$19,898
Service Shares	702
Capital Shares	95
Undistributed net investment income at July 31, 2018, was $12,487.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$483,999
Capital Shares	12,891
TOTAL	$496,890
For the six months ended January 31, 2019, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,347,385,140	$17,349,270,004	17,658,596,250	$17,660,456,173
Shares issued to shareholders in payment of distributions declared	22,298,078	22,300,562	23,527,285	23,528,617
Shares redeemed	(15,585,599,873)	(15,587,290,674)	(15,144,464,012)	(15,145,664,826)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,784,083,345	$1,784,279,892	2,537,659,523	$2,538,319,964
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,011,478,125	$1,011,585,284	1,240,814,181	$1,240,940,617
Shares issued to shareholders in payment of distributions declared	3,811,394	3,811,808	1,577,583	1,577,678
Shares redeemed	(499,076,231)	(499,124,420)	(1,185,170,315)	(1,185,215,374)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	516,213,288	$516,272,672	57,221,449	$57,302,921

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	20,125,544	$20,128,550	13,776,212	$13,786,792
Shares issued to shareholders in payment of distributions declared	284,872	284,903	279,973	279,986
Shares redeemed	(3,110,576)	(3,110,749)	(22,456,844)	(22,456,891)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,299,840	$17,302,704	(8,400,659)	$(8,390,113)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,317,596,473	$2,317,855,268	2,586,480,313	$2,587,232,772
4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $9,477,965,916. The net unrealized appreciation of investments for federal tax purposes was $1,071,029. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost.
At July 31, 2018, the Fund had a capital loss carryforward of $953,114 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$953,114	$—	$953,114
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund's average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the six months ended January 31, 2019, the Adviser waived and/or reimbursed $7,873,374.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expenses. For the six months ended January 31, 2019, the Adviser voluntarily reimbursed $3,600,140 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $146 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the Underlying Fund paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,011.70	$0.00[2,3]
Service Shares	$1,000	$1,010.40	$1.27[4]
Capital Shares	$1,000	$1,011.20	$0.51[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,025.20	$0.00[2,3]
Service Shares	$1,000	$1,023.90	$1.28[4]
Capital Shares	$1,000	$1,024.70	$0.51[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%[6]
Service Shares	0.25%
Capital Shares	0.10%
2	Represents less than $0.01.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.28 and $2.29, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.52 and $1.53, respectively.
6	Represents less than 0.01%.
Semi-Annual Shareholder Report

Federated Institutional Prime Obligations Fund
Financial Statements and Notes to Financial Statements
Federated Institutional Prime Value Obligations Fund invests primarily in Federated Institutional Prime Obligations Fund. Therefore the Federated Institutional Prime Obligations Fund financial statements and notes to financial statements are included on pages 23 through 56.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.5%
Variable Rate Instruments	30.8%
Commercial Paper	23.3%
Bank Instruments	15.0%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.9%[4]
8-30 Days	19.6%
31-90 Days	25.6%
91-180 Days	7.0%
181 Days or more	1.5%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 30.8% of the Fund's portfolio.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Portfolio of Investments– Federated Institutional Prime Obligations Fund
January 31, 2019 (unaudited)
Principal Amount			Value
		BANK NOTE—0.7%
		Finance - Banking—0.7%
$95,000,000		Bank of America N.A., 2.600%, 4/4/2019 (IDENTIFIED COST $95,000,000)	$95,037,807
		CERTIFICATES OF DEPOSIT—13.0%
		Finance - Banking—13.0%
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	24,992,934
35,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.720%, 2/27/2019	35,000,000
320,000,000		MUFG Bank Ltd., 2.730%—2.900%, 4/17/2019 - 5/13/2019	320,098,218
405,000,000		Mizuho Bank Ltd., 2.660%—2.800%, 2/7/2019 - 5/7/2019	405,076,301
100,000,000		Mizuho Bank Ltd., 2.720%—2.820%, 2/7/2019 - 3/21/2019	99,712,087
125,000,000		Mizuho Bank Ltd., 2.720%—2.850%, 2/26/2019 - 4/30/2019	124,619,932
80,000,000		Sumitomo Mitsui Banking Corp., 2.780%, 6/3/2019	80,028,016
270,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.410%—2.790%, 2/6/2019 - 4/30/2019	269,999,696
250,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.700%—2.930%, 2/4/2019 - 4/18/2019	249,245,014
50,000,000		Toronto Dominion Bank, 2.600%, 5/6/2019	49,992,567
25,000,000		Toronto Dominion Bank, 2.960%, 7/24/2019	25,030,291
100,000,000		Toronto Dominion Bank, 3.100%, 10/25/2019	100,238,996
50,000,000		Wells Fargo Bank International, 2.640%, 3/21/2019	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,833,596,506)	1,834,034,052
	[1]	COMMERCIAL PAPER—23.3%
		Finance - Banking—8.9%
74,570,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.606%—2.656%, 2/4/2019 - 2/14/2019	74,517,938
178,500,000		Banque et Caisse d'Epargne de L'Etat, 2.471%—2.615%, 3/6/2019 - 4/1/2019	177,934,433
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.817%—3.060%, 7/1/2019 - 10/11/2019	14,739,768
50,000,000		Credit Suisse AG, 2.641%, 3/29/2019	49,795,444
168,179,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.667%—2.840%, 2/5/2019 - 3/11/2019	167,938,507
25,000,000		J.P. Morgan Securities LLC, 2.511%, 2/26/2019	24,956,944
156,200,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.451%—2.712%, 2/6/2019 - 2/19/2019	156,029,530
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$229,613,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.589%—2.789%, 2/20/2019 - 4/8/2019	$228,929,057
251,450,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.503%—2.871%, 2/19/2019 - 5/6/2019	250,585,898
49,000,000		NRW.Bank, 2.732%, 2/19/2019	48,933,360
40,000,000		Sumitomo Mitsui Banking Corp., 2.689%, 7/1/2019	39,543,309
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	24,474,643
		TOTAL	1,258,378,831
		Finance - Retail—8.9%
70,000,000		CAFCO, LLC, 2.669%, 2/13/2019	69,938,167
55,000,000		CHARTA, LLC, 2.771%—2.800%, 4/9/2019 - 4/22/2019	54,702,018
50,000,000		CRC Funding, LLC, 2.628%, 5/7/2019	49,638,667
204,000,000		Chariot Funding LLC, 2.881%—3.026%, 6/10/2019 - 7/15/2019	201,537,354
10,550,000		Fairway Finance Co. LLC, 2.658%, 2/8/2019	10,544,584
45,000,000		Old Line Funding, LLC, 2.803%, 4/10/2019	44,775,060
49,000,000		Old Line Funding, LLC, 2.809%—2.828%, 4/25/2019 - 5/15/2019	48,659,125
20,000,000		Old Line Funding, LLC, 2.846%, 4/4/2019	19,909,140
530,000,000		Sheffield Receivables Company LLC, 2.501%—2.877%, 2/4/2019 - 5/14/2019	528,118,299
140,500,000		Starbird Funding Corp., 2.668%—2.871%, 2/6/2019 - 3/14/2019	140,170,995
91,000,000		Thunder Bay Funding, LLC, 2.700%—2.828%, 2/26/2019 - 5/16/2019	90,363,309
		TOTAL	1,258,356,718
		Finance - Securities—4.3%
163,300,000		Anglesea Funding LLC, 2.776%—2.820%, 4/2/2019 - 4/4/2019	162,558,715
65,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.501%, 2/1/2019	65,000,000
28,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.672%, 4/26/2019	27,819,715
105,000,000		Collateralized Commercial Paper FLEX Co., LLC, 2.929%—2.974%, 7/10/2019 - 8/15/2019	103,552,041
98,000,000		Collateralized Commercial Paper II Co. LLC, 2.532%—3.231%, 3/1/2019 - 11/25/2019	97,025,548
25,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.813%, 2/19/2019	24,965,000
128,000,000		Longship Funding LLC, 2.431%, 2/1/2019 - 2/6/2019	127,973,675
		TOTAL	608,894,694
		Insurance—0.1%
13,500,000		UnitedHealth Group, Inc., 2.656%, 2/19/2019	13,482,113
		Sovereign—1.1%
50,000,000		Caisse des Depots et Consignations (CDC), 2.614%, 4/2/2019	49,787,093
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—continued
$115,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.625%—2.712%, 2/11/2019 - 4/11/2019	$114,665,392
		TOTAL	164,452,485
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,303,303,046)	3,303,564,841
	[2]	NOTES - VARIABLE—30.8%
		Aerospace & Defense—0.4%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 2.733% (1-month USLIBOR +0.240%), 2/4/2019	50,018,356
		Finance - Banking—23.5%
47,000,000		Bank of Montreal, 2.707% (1-month USLIBOR +0.200%), 2/4/2019	46,993,162
50,000,000		Bank of Montreal, 2.716% (1-month USLIBOR +0.200%), 2/11/2019	49,991,947
20,000,000		Bank of Montreal, 2.786% (1-month USLIBOR +0.280%), 2/22/2019	20,000,000
15,000,000		Bank of Montreal, 2.790% (1-month USLIBOR +0.280%), 2/25/2019	15,000,000
100,000,000		Bank of Montreal, 2.813% (1-month USLIBOR +0.300%), 2/7/2019	100,044,627
100,000,000		Bank of Montreal, 2.919% (1-month USLIBOR +0.400%), 2/11/2019	100,133,232
25,000,000		Bank of Montreal, 2.959% (1-month USLIBOR +0.440%), 2/11/2019	25,018,839
76,467,000		Bank of Montreal, 3.100% (3-month USLIBOR +0.320%), 4/18/2019	76,548,965
70,000,000		Bank of Nova Scotia, Toronto, 2.819% (1-month USLIBOR +0.300%), 2/25/2019	70,032,908
54,000,000		Bank of Nova Scotia, Toronto, 2.820% (Secured Overnight Financing Rate +0.430%), 2/1/2019	54,007,461
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.722% (1-month USLIBOR +0.220%), 2/28/2019	49,998,583
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.732% (1-month USLIBOR +0.230%), 2/26/2019	19,999,781
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.739% (1-month USLIBOR +0.220%), 2/11/2019	29,998,857
61,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.804% (1-month USLIBOR +0.290%), 2/12/2019	61,024,115
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.811% (1-month USLIBOR +0.290%), 2/8/2019	30,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.828% (1-month USLIBOR +0.320%), 2/18/2019	50,021,574
16,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.832% (1-month USLIBOR +0.320%), 2/25/2019	16,007,432
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.833% (1-month USLIBOR +0.320%), 2/6/2019	25,012,915
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.849% (1-month USLIBOR +0.330%), 2/25/2019	25,017,369
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.853% (1-month USLIBOR +0.340%), 2/7/2019	45,026,423
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.896% (3-month USLIBOR +0.130%), 3/7/2019	$19,997,883
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.920% (3-month USLIBOR +0.130%), 3/21/2019	34,995,871
23,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.934% (3-month USLIBOR +0.130%), 4/8/2019	22,996,003
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.940% (3-month USLIBOR +0.160%), 4/15/2019	29,999,905
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.987% (3-month USLIBOR +0.220%), 3/8/2019	35,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 3.009% (1-month USLIBOR +0.500%), 2/15/2019	10,000,000
110,000,000		Canadian Imperial Bank of Commerce, 2.696% (1-month USLIBOR +0.190%), 2/22/2019	109,998,589
14,000,000		Canadian Imperial Bank of Commerce, 2.812% (1-month USLIBOR +0.310%), 2/26/2019	14,006,737
25,000,000		Canadian Imperial Bank of Commerce, 2.813% (1-month USLIBOR +0.300%), 2/6/2019	25,011,175
40,000,000		Canadian Imperial Bank of Commerce, 2.866% (1-month USLIBOR +0.350%), 2/8/2019	40,043,383
100,000,000		Canadian Imperial Bank of Commerce, 2.907% (1-month USLIBOR +0.400%), 2/4/2019	100,154,712
30,000,000		Canadian Imperial Bank of Commerce, 2.934% (3-month USLIBOR +0.130%), 4/8/2019	30,009,085
20,000,000		Canadian Imperial Bank of Commerce, 2.938% (3-month USLIBOR +0.130%), 4/3/2019	20,005,588
50,000,000		Canadian Imperial Bank of Commerce, 2.960% (3-month USLIBOR +0.180%), 4/18/2019	50,013,729
75,000,000		Canadian Imperial Bank of Commerce, 2.993% (1-month USLIBOR +0.490%), 2/4/2019	75,058,702
45,000,000		Canadian Imperial Bank of Commerce, 2.999% (3-month USLIBOR +0.200%), 4/11/2019	45,013,509
46,300,000		Canadian Imperial Bank of Commerce, 3.036% (3-month USLIBOR +0.330%), 2/28/2019	46,340,665
119,500,000		Canadian Imperial Bank of Commerce, 3.042% (3-month USLIBOR +0.220%), 3/27/2019	119,625,054
6,355,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.500%, 2/6/2019	6,355,000
5,000,000		Commonwealth Bank of Australia, 2.682% (3-month USLIBOR +0.100%), 2/4/2019	5,000,488
125,000,000		Commonwealth Bank of Australia, 2.711% (1-month USLIBOR +0.200%), 2/11/2019	124,979,824
80,000,000		Commonwealth Bank of Australia, 2.722% (1-month USLIBOR +0.220%), 2/26/2019	79,993,890
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$5,370,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.490%, 2/7/2019	$5,370,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 2.450%, 2/6/2019	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc., Project 2013A, (Bank of America N.A. LOC), 2.520%, 2/7/2019	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc., Project, (Bank of America N.A. LOC), 2.520%, 2/7/2019	7,000,000
10,000,000		J.P. Morgan Securities LLC, 2.704% (1-month USLIBOR +0.190%), 2/14/2019	10,001,775
6,200,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.490%, 2/6/2019	6,200,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	9,780,000
41,000,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.782% (1-month USLIBOR +0.350%), 2/13/2019	40,986,429
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.771% (1-month USLIBOR +0.350%), 2/12/2019	30,489,417
5,575,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park Series 2003, (U.S. Bank, N.A. LOC), 2.620%, 2/7/2019	5,575,000
25,000,000		Royal Bank of Canada, 2.709% (1-month USLIBOR +0.200%), 2/15/2019	24,997,183
25,000,000		Royal Bank of Canada, 2.862% (1-month USLIBOR +0.360%), 2/28/2019	25,023,806
49,500,000		Royal Bank of Canada, 2.919% (3-month USLIBOR +0.140%), 4/16/2019	49,541,298
50,000,000		Royal Bank of Canada, 3.018% (3-month USLIBOR +0.210%), 4/3/2019	50,071,432
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.490%, 2/7/2019	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 2.490%, 2/7/2019	20,000,000
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	18,965,000
780,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.550%, 2/7/2019	780,000
60,000,000		Sumitomo Mitsui Banking Corp., 2.686% (1-month USLIBOR +0.180%), 2/22/2019	60,000,000
80,000,000		Sumitomo Mitsui Banking Corp., 2.817% (1-month USLIBOR +0.310%), 2/5/2019	80,041,510
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$90,000,000		Sumitomo Mitsui Banking Corp., 2.819% (1-month USLIBOR +0.300%), 2/11/2019	$90,045,881
100,000,000		Sumitomo Mitsui Banking Corp., 2.823% (1-month USLIBOR +0.320%), 2/4/2019	100,055,048
20,000,000		Toronto Dominion Bank, 2.732% (1-month USLIBOR +0.230%), 2/26/2019	19,997,440
90,000,000		Toronto Dominion Bank, 2.792% (1-month USLIBOR +0.280%), 2/25/2019	90,008,062
60,000,000		Toronto Dominion Bank, 2.801% (1-month USLIBOR +0.280%), 2/8/2019	60,000,000
20,000,000		Toronto Dominion Bank, 2.849% (3-month USLIBOR +0.110%), 3/6/2019	20,003,858
40,000,000		Toronto Dominion Bank, 2.864% (1-month USLIBOR +0.350%), 2/13/2019	40,034,722
25,000,000		Toronto Dominion Bank, 2.872% (1-month USLIBOR +0.370%), 2/27/2019	25,026,043
20,000,000		Toronto Dominion Bank, 2.918% (3-month USLIBOR +0.140%), 3/14/2019	20,007,636
50,000,000		Toronto Dominion Bank, 2.921% (1-month USLIBOR +0.400%), 2/8/2019	50,039,961
35,000,000		Wells Fargo Bank, N.A., 2.776% (3-month USLIBOR +0.160%), 2/15/2019	35,022,331
25,000,000		Wells Fargo Bank, N.A., 2.849% (3-month USLIBOR +0.160%), 2/25/2019	25,004,333
50,000,000		Wells Fargo Bank, N.A., 2.967% (3-month USLIBOR +0.200%), 3/7/2019	50,000,000
34,500,000		Wells Fargo Bank, N.A., 2.971% (3-month USLIBOR +0.200%), 4/25/2019	34,520,412
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.701% (1-month USLIBOR +0.190%), 2/11/2019	74,988,776
45,000,000		Westpac Banking Corp. Ltd., Sydney, 2.799% (1-month USLIBOR +0.280%), 2/25/2019	45,018,076
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.975% (3-month USLIBOR +0.180%), 4/2/2019	100,053,190
6,665,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.480%, 2/7/2019	6,665,000
		TOTAL	3,325,866,601
		Finance - Commercial—0.6%
85,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.743% (1-month USLIBOR +0.230%), 2/5/2019	85,000,000
		Finance - Retail—2.1%
25,000,000		Chariot Funding LLC, 2.710% (1-month USLIBOR +0.210%), 2/25/2019	24,996,274
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—continued
$60,000,000		Old Line Funding, LLC, 2.853% (1-month USLIBOR +0.350%), 2/4/2019	$60,044,558
60,000,000		Old Line Funding, LLC, 3.000% (1-month USLIBOR +0.480%), 2/1/2019	60,000,000
50,000,000		Old Line Funding, LLC, 3.006% (1-month USLIBOR +0.500%), 2/21/2019	50,000,000
50,000,000		Old Line Funding, LLC, 3.006% (1-month USLIBOR +0.500%), 2/22/2019	50,000,000
50,000,000		Thunder Bay Funding, LLC, 2.749% (1-month USLIBOR +0.230%), 3/7/2019	50,000,638
		TOTAL	295,041,470
		Finance - Securities—3.0%
95,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.810% (1-month USLIBOR +0.300%), 2/25/2019	95,000,000
50,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.869% (1-month USLIBOR +0.350%), 2/11/2019	50,000,000
25,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.888% (1-month USLIBOR +0.380%), 2/18/2019	25,000,000
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.919% (3-month USLIBOR +0.120%), 4/11/2019	40,000,000
3,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.730% (1-month USLIBOR +0.210%), 2/1/2019	3,000,210
5,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.782% (1-month USLIBOR +0.280%), 2/26/2019	5,000,020
15,000,000	[3]	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.804% (1-month USLIBOR +0.290%), 2/12/2019	15,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.888% (3-month USLIBOR +0.100%), 3/15/2019	25,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.905% (3-month USLIBOR +0.110%), 4/5/2019	20,002,451
47,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.730% (1-month USLIBOR +0.210%), 2/1/2019	47,003,301
11,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.744% (1-month USLIBOR +0.230%), 2/12/2019	11,001,400
54,500,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.924% (3-month USLIBOR +0.100%), 3/25/2019	54,510,140
35,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.971% (3-month USLIBOR +0.220%), 4/30/2019	35,025,231
		TOTAL	425,542,753
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—1.2%
$2,750,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 2.490%, 2/6/2019	$2,750,000
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.490%, 2/7/2019	9,015,000
18,615,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 2.500%, 2/7/2019	18,615,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 2.490%, 2/7/2019	5,445,000
21,500,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	21,500,000
21,500,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	21,500,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	16,000,000
1,000,000		Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	1,000,000
5,905,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.490%, 2/7/2019	5,905,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	19,640,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 2.490%, 2/7/2019	7,500,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 2.490%, 2/7/2019	5,740,000
		TOTAL	172,810,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $4,353,051,357)	4,354,279,180
		TIME DEPOSIT—1.3%
		Finance - Banking—1.3%
180,000,000		Standard Chartered Bank, 2.420%, 2/1/2019 (IDENTIFIED COST $180,000,000)	180,000,000
		OTHER REPURCHASE AGREEMENTS—8.0%
		Finance - Banking—8.0%
100,000,000		BMO Capital Markets Corp., 2.49%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,833 on 2/1/2019, in which asset-backed securities, corporate bonds, medium term notes and municipal bonds with a market value of $204,014,152 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$3,500,000	BNP Paribas SA, 2.69%, dated 1/31/2019, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,868 on 2/1/2019, in which corporate bonds with a market value of $25,502,096 have been received as collateral and held with BNY Mellon as tri-party agent.	$3,500,000
50,000,000	BNP Paribas SA, 2.71%, dated 12/21/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,350,042 on 2/21/2019, in which asset-backed securities and corporate bonds with a market value of $76,857,703 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
48,400,000	Citigroup Global Markets, Inc., 2.89%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,004,014 on 2/1/2019, in which asset-backed securities, collateralized mortgage obligations and sovereign debt securities with a market value of $51,004,095 have been received as collateral and held with BNY Mellon as tri-party agent.	48,400,000
25,000,000	Citigroup Global Markets, Inc., 3.24%, dated 8/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,241,042 on 2/1/2019, in which certificate of deposit, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $76,721,966 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	Citigroup Global Markets, Inc., 3.29%, dated 8/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,436,403 on 2/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $148,335,297 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
100,000,000	HSBC Securities (USA), Inc., 2.49%, dated 1/31/2019, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,015,563 on 2/1/2019, in which corporate bonds and medium-term notes with a market value of $229,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
122,938,000	HSBC Securities (USA), Inc., 2.59%, dated 1/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,590 on 2/1/2019, in which asset-backed securities and corporate bonds with a market value of $178,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	122,938,000
50,000,000	ING Financial Markets LLC, 2.55%, dated 1/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,007,083 on 2/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $102,007,225 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	MUFG Securities Americas, Inc., 2.51%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,944 on 2/1/2019, in which asset-backed securities, corporate bonds, municipal bonds and treasury notes with a market value of $204,014,224 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
100,000,000	MUFG Securities Americas, Inc., 2.59%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,389 on 2/1/2019, in which asset-backed securities, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $204,014,997 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
15,000,000	Mizuho Securities USA, Inc., 2.81%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,903 on 2/1/2019, in which collateralized mortgage obligations with a market value of $51,003,981 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
50,000,000	Mizuho Securities USA, Inc., 3.40%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,876,444 on 3/8/2019, in which asset-backed securities with a market value of $163,554,507 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Wells Fargo Securities LLC, 2.54%, dated 1/31/2019, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,041,981 on 2/7/2019, in which commercial paper with a market value of $86,706,118 have been received as collateral and held with BNY Mellon as tri-party agent.	84,995,499
95,000,000	Wells Fargo Securities LLC, 3.22%, dated 1/23/2019, interest in $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,764,750 on 4/23/2019, in which collateralized mortgage obligations with a market value of $96,978,005 have been received as collateral and held with BNY Mellon as tri-party agent.	94,994,970
100,000,000	Wells Fargo Securities LLC, 3.26%, dated 10/19/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,639,558 on 4/18/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,129,314 have been received as collateral and held with BNY Mellon as tri-party agent.	99,994,705
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,139,838,000)	1,139,823,174
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—23.5%
	Finance - Banking—23.5%
$250,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which Citibank, N.A. will repurchase securities provided as collateral for $250,017,917 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2048 and the market value of those underlying securities was $255,018,352.	$250,000,000
250,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,017,917 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $255,000,000.	250,000,000
500,000,000	Repurchase agreement 2.57%, dated 1/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,035,694 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $510,000,000.	500,000,000
450,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,032,250 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2059 and the market value of those underlying securities was $463,500,000.	450,000,000
500,000,000	Interest in $2,200,000,000 joint repurchase agreement 2.58%, dated 1/31/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,157,667 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2060 and the market value of those underlying securities was $2,251,576,365.	500,000,000
632,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.59%, dated 1/31/2019 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,215,833 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,076,654,651.	632,000,000
500,000,000	Repurchase agreement 2.59%, dated 1/31/2019 under which Societe Generale, New York will repurchase securities provided as collateral for $500,035,972 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2049 and the market value of those underlying securities was $510,159,693.	500,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$245,100,000	Interest in $250,000,000 joint repurchase agreement 2.59%, dated 1/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,017,986 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2057 and the market value of those underlying securities was $255,137,278.	$245,100,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $3,327,100,000)	3,327,100,000
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $14,231,888,909)[4]	14,233,839,054
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(86,417,670)
	TOTAL NET ASSETS—100%	$14,147,421,384
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2019, these restricted securities amounted to $15,000,000, which represented 0.1% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Automated Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019[1]	Year Ended July 31,				Period Ended 7/31/2014[2]
		2018[1]	2017[1]	2016	2015
Net Asset Value, Beginning of Period	$1.0001	$1.0000	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0098	0.0122	0.0001	0.000[3]	(0.000)[3]	(0.000)[3]
Net realized gain	0.0000[4]	0.0000[4]	0.0039	0.001	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0098	0.0122	0.0040	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.0098)	(0.0121)	(0.0030)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from paid in surplus	—	—	(0.0010)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[4]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0098)	(0.0121)	(0.0040)	(0.001)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.0001	$1.0001	$1.0000	$1.00	$1.00	$1.00
Total Return[5]	0.99%	1.22%	0.30%	0.02%	0.01%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.50%[7]	0.52%	0.52%	0.44%	0.24%	0.23%[7]
Net investment income (loss)	1.61%[7]	0.23%	0.01%	0.02%	0.01%	(0.00)%[6,7]
Expense waiver/reimbursement[8]	—%	—%	0.12%	0.20%	0.40%	0.42%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[9]	$0[9]	$0[9]	$823,514	$984,469	$24,189
1	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
3	Represents less than $0.001.
4	Represents less than $0.0001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0116	0.0156	0.0063	0.003	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0000[2]	0.0011	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0116	0.0156	0.0074	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0116)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0116)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	1.17%	1.57%	0.66%	0.26%	0.04%	0.20%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.17%	0.20%	0.21%	0.20%	0.20%
Net investment income	2.31%[4]	1.62%	0.40%	0.26%	0.04%	0.02%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,054,286	$10,941,508	$787,309	$21,921,916	$30,806,315	$26,947,649
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0106	0.0134	0.0040	0.001	0.000[1]	0.000[1]
Net realized gain	0.0001	0.0000[2]	0.0012	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0107	0.0134	0.0052	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0106)	(0.0135)	(0.0040)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0009)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0106)	(0.0135)	(0.0049)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0002	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	1.07%	1.35%	0.43%	0.07%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.39%	0.45%	0.39%	0.24%	0.22%
Net investment income	2.13%[4]	1.33%	0.13%	0.07%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.10%	0.15%	0.30%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,486	$47,817	$37,873	$1,841,641	$2,881,460	$3,336,274
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0114	0.0151	0.0058	0.002	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0000[2]	0.0010	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0114	0.0151	0.0068	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0114)	(0.0151)	(0.0058)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0114)	(0.0151)	(0.0066)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.14%	1.52%	0.60%	0.21%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.23%	0.25%	0.26%	0.23%	0.22%
Net investment income	2.20%[4]	1.52%	0.34%	0.22%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.10%	0.08%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,113	$25,206	$14,549	$526,605	$637,721	$816,589
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Trust Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0091	0.0103	0.0018	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0004	0.0015	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0091	0.0107	0.0033	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0091)	(0.0107)	(0.0021)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0009)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0091)	(0.0107)	(0.0030)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	0.91%	1.07%	0.24%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.65%[4]	0.67%	0.53%	0.45%	0.23%	0.22%
Net investment income	1.80%[4]	1.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.11%	0.26%	0.33%	0.55%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$536	$553	$1,211	$367,093	$499,638	$1,417,891
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
January 31, 2019 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$4,466,923,174
Investment in securities	9,766,915,880
Total investment in securities, at value (identified cost $14,231,888,909)		$14,233,839,054
Cash		127,247
Income receivable		16,232,867
Receivable for shares sold		5,000
TOTAL ASSETS		14,250,204,168
Liabilities:
Payable for investments purchased	$79,283,022
Income distribution payable	23,143,421
Capital gain distribution payable	8,663
Payable for investment adviser fee (Note 5)	25,320
Payable for administrative fees (Note 5)	30,914
Payable for Directors'/Trustees' fees (Note 5)	17,065
Payable for distribution services fee (Note 5)	113
Accrued expenses (Note 5)	274,266
TOTAL LIABILITIES		102,782,784
Net assets for 14,143,056,547 shares outstanding		$14,147,421,384
Net Assets Consist of:
Paid-in capital		$14,145,428,340
Total distributable earnings		1,993,044
TOTAL NET ASSETS		$14,147,421,384
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$100.01 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0001
Institutional Shares:
$14,054,286,142 ÷ 14,049,945,211 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$82,485,608 ÷ 82,464,047 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$10,113,165 ÷ 10,110,982 shares outstanding, no par value, unlimited shares authorized	$1.0002
Trust Shares:
$536,369 ÷ 536,207 shares outstanding, no par value, unlimited shares authorized	$1.0003
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Operations–
Federated Institutional Prime Obligations Fund
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest		$160,779,390
Expenses:
Investment adviser fee (Note 5)	$13,057,768
Administrative fee (Note 5)	5,223,920
Custodian fees	206,696
Transfer agent fee	130,844
Directors'/Trustees' fees (Note 5)	46,044
Auditing fees	12,658
Legal fees	6,141
Portfolio accounting fees	139,296
Distribution services fee (Note 5)	680
Other service fees (Notes 2 and 5)	54,750
Share registration costs	47,494
Printing and postage	10,709
Miscellaneous (Note 5)	35,153
TOTAL EXPENSES	18,972,153
Waiver of investment adviser fee (Note 5)	(8,803,482)
Net expenses		10,168,671
Net investment income		150,610,719
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		45,054
Net change in unrealized appreciation of investments		541,264
Net realized and unrealized gain on investments		586,318
Change in net assets resulting from operations		$151,197,037
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$150,610,719	$127,502,255
Net realized gain	45,054	17,644
Net change in unrealized appreciation/depreciation	541,264	1,249,409
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	151,197,037	128,769,308
Distributions to Shareholders (Note 2):
Automated Shares	(1)	(0)[1]
Institutional Shares	(149,842,085)	(126,629,392)
Service Shares	(505,773)	(514,907)
Capital Shares	(284,939)	(345,817)
Trust Shares	(4,898)	(6,679)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(150,637,696)	(127,496,795)
Share Transactions:
Proceeds from sale of shares	23,548,900,659	30,514,393,575
Net asset value of shares issued to shareholders in payment of distributions declared	36,619,871	21,060,720
Cost of shares redeemed	(20,453,741,770)	(20,362,585,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,131,778,760	10,172,868,582
Change in net assets	3,132,338,101	10,174,141,095
Net Assets:
Beginning of period	11,015,083,283	840,942,188
End of period	$14,147,421,384	$11,015,083,283
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $8,803,482 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net investment income. Undistributed net investment income at July 31, 2018, was $10,106.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

The Fund had a paid in capital amount that, as a result of a prior acquisition of another money market fund, was in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These returns of capital distributions were declared daily and distributed monthly and continued until such time as the excess paid in capital amount was depleted. The Fund's excess capital position and return of capital distributions ceased during October 2016. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$47,603
Capital Shares	6,467
Trust Shares	680
TOTAL	$54,750
For the six months ended January 31, 2019, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	23,212,836,056	$23,217,894,707	30,017,817,920	$30,022,896,392
Shares issued to shareholders in payment of distributions declared	35,871,561	35,879,457	20,225,406	20,228,769
Shares redeemed	(20,137,155,004)	(20,141,549,030)	(19,886,730,995)	(19,890,193,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,111,552,613	$3,112,225,134	10,151,312,331	$10,152,931,470

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	128,394,109	$128,417,882	296,798,517	$296,831,367
Shares issued to shareholders in payment of distributions declared	491,411	491,513	506,019	506,074
Shares redeemed	(94,227,740)	(94,245,998)	(287,360,262)	(287,397,583)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	34,657,780	$34,663,397	9,944,274	$9,939,858
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	202,552,430	$202,586,269	194,654,557	$194,657,837
Shares issued to shareholders in payment of distributions declared	244,434	244,474	319,865	319,872
Shares redeemed	(217,887,345)	(217,923,662)	(184,319,272)	(184,322,278)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,090,481)	$ (15,092,919)	10,655,150	$10,655,431

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,800	$1,800	7,978	$7,979
Shares issued to shareholders in payment of distributions declared	4,427	4,428	6,005	6,005
Shares redeemed	(23,074)	(23,080)	(671,876)	(672,161)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(16,847)	$ (16,852)	(657,893)	$ (658,177)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,131,103,065	$3,131,778,760	10,171,253,862	$10,172,868,582
4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $14,231,888,909. The net unrealized appreciation of investments for federal tax purposes was $1,950,145. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,176,984 and net unrealized depreciation from investments for those securities having an excess of cost over value of $226,839.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $8,803,482 of its fee.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$680
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $70 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $2,006 of the other service fees disclosed in Note 2.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25%, and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized.
As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,009.90	$2.53[2]
Institutional Shares	$1,000	$1,011.70	$0.76[3]
Service Shares	$1,000	$1,010.70	$1.77[4]
Capital Shares	$1,000	$1,011.40	$1.01[5]
Trust Shares	$1,000	$1,009.10	$3.29
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.70	$2.55[2]
Institutional Shares	$1,000	$1,024.40	$0.77[3]
Service Shares	$1,000	$1,023.40	$1.79[4]
Capital Shares	$1,000	$1,024.20	$1.02[5]
Trust Shares	$1,000	$1,021.90	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.50%
Institutional Shares	0.15%
Service Shares	0.35%
Capital Shares	0.20%
Trust Shares	0.65%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.79 and $2.80, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.28 and $2.29, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.27 and $1.28, respectively.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
Semi-Annual Shareholder Report

that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
Semi-Annual Shareholder Report

group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
Semi-Annual Shareholder Report

respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Institutional Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Institutional | PVOXX

Federated Institutional Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

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1

Portfolio of Investments Summary Table (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	31.9%
Variable Rate Instruments	30.5%
Commercial Paper	23.1%
Bank Instruments	14.8%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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2

Portfolio of Investments
January 31, 2019 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.1%
9,424,147,700	Federated Institutional Prime Obligations Fund, Institutional Shares, 2.57%[1] (IDENTIFIED COST $9,425,903,916)	$9,426,974,945
	OTHER REPURCHASE AGREEMENT—0.6%
	Finance - Banking—0.6%
$52,062,000	HSBC Securities (USA), Inc. 2.59%, dated 1/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,590 on 2/1/2019, in which asset-backed securities and corporate bonds with a market value of $178,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent. (IDENTIFIED COST $52,062,000)	52,062,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $9,477,965,916)[2]	9,479,036,945
	OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	30,516,344
	TOTAL NET ASSETS—100%	$9,509,553,289
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2018	7,109,138,403
Purchases/Additions	5,518,000,000
Sales/Reductions	(3,202,990,703)
Balance of Shares Held 1/31/2019	9,424,147,700
Value	$9,426,974,945
Change in Unrealized Appreciation/Depreciation	$(217,285)
Net Realized Gain/(Loss)	$545,335
Dividend Income	$90,433,507
The Fund invests in Federated Institutional Prime Obligations Fund (POF), a diversified portfolio of Money Market Obligations Trust (the “Trust”) which is also managed by the Adviser. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At January 31, 2019, POF represents 99.1% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the
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3

performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund's financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$52,062,000	$—	$52,062,000
Investment Company	9,426,974,945	—	—	9,426,974,945
TOTAL SECURITIES	$9,426,974,945	$52,062,000	$—	$9,479,036,945
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0116	0.0156	0.0075	0.003	0.001	0.001
Net realized and unrealized gain (loss)	0.0000[1]	(0.0000)[1]	0.0002	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0116	0.0156	0.0077	0.003	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.0116)	(0.0156)	(0.0075)	(0.003)	(0.001)	(0.001)
Distributions from net realized gain	—	(0.0000)[1]	(0.0000)[1]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0116)	(0.0156)	(0.0075)	(0.003)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.0002	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.17%	1.57%	0.78%	0.31%	0.08%	0.07%
Ratios to Average Net Assets:
Net expenses	0.00%[4,5]	0.00%[5]	0.20%	0.21%	0.20%	0.20%
Net investment income	2.31%[4]	1.59%	0.77%	0.31%	0.08%	0.07%
Expense waiver/reimbursement[6]	0.29%[4]	0.29%	0.09%	0.09%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,777,098	$6,992,551	$4,454,446	$4,639,018	$5,914,296	$5,213,209
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $9,426,974,945 of investment in an affiliated holding (identified cost $9,477,965,916)		$9,479,036,945
Income receivable		3,746
Income receivable from affiliated holdings		19,253,979
Receivable for shares sold		35,199,595
TOTAL ASSETS		9,533,494,265
Liabilities:
Payable for shares redeemed	$10,929,412
Bank overdraft	172,296
Income distribution payable	12,633,731
Payable for investment adviser fee (Note 5)	12,717
Payable for administrative fees (Note 5)	20,724
Payable for Directors'/Trustees' fees (Note 5)	9,986
Payable for other service fees (Note 5)	126,183
Accrued expenses (Note 5)	35,927
TOTAL LIABILITIES		23,940,976
Net assets for 9,507,459,247 shares outstanding		$9,509,553,289
Net Assets Consist of:
Paid-in capital		$9,508,886,805
Total distributable earnings		666,484
TOTAL NET ASSETS		$9,509,553,289
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$8,777,097,919 ÷ 8,775,156,522 shares outstanding, no par value, unlimited shares authorized		$1.0002
Service Shares:
$702,967,087 ÷ 702,820,539 shares outstanding, no par value, unlimited shares authorized		$1.0002
Capital Shares:
$29,488,283 ÷ 29,482,186 shares outstanding, no par value, unlimited shares authorized		$1.0002
See Notes which are an integral part of the Financial Statements
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6

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Dividends received from an affiliated holding*			$90,433,507
Interest			628,144
TOTAL INCOME			91,061,651
Expenses:
Investment adviser fee (Note 5)		$7,873,374
Administrative fee (Note 5)		3,149,641
Custodian fees		114,934
Transfer agent fee		61,638
Directors'/Trustees' fees (Note 5)		28,357
Auditing fees		12,657
Legal fees		6,140
Portfolio accounting fees		112,244
Other service fees (Notes 2 and 5)		496,890
Share registration costs		73,864
Printing and postage		13,843
Miscellaneous (Note 5)		26,822
TOTAL EXPENSES		11,970,404
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(7,873,374)
Reimbursement of other operating expenses (Note 5)	(3,600,140)
TOTAL WAIVER AND REIMBURSEMENTS		(11,473,514)
Net expenses			496,890
Net investment income			90,564,761
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $545,335 on sales of investments in an affiliated holding*)			545,335
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(217,285) on investments in an affiliated holding*)			(217,285)
Net realized and unrealized gain (loss) on investments			328,050
Change in net assets resulting from operations			$90,892,811
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$90,564,761	$88,686,229
Net realized gain (loss)	545,335	(953,114)
Net change in unrealized appreciation/depreciation	(217,285)	669,188
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	90,892,811	88,402,303
Distributions to Shareholders (Note 2):
Institutional Shares	(86,192,004)	(86,443,163)
Service Shares	(4,096,085)	(1,977,255)
Capital Shares	(285,925)	(280,398)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(90,574,014)	(88,700,816)
Share Transactions:
Proceeds from sale of shares	18,380,983,838	18,915,183,582
Net asset value of shares issued to shareholders in payment of distributions declared	26,397,273	25,386,281
Cost of shares redeemed	(16,089,525,843)	(16,353,337,091)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,317,855,268	2,587,232,772
Change in net assets	2,318,174,065	2,586,934,259
Net Assets:
Beginning of period	7,191,379,224	4,604,444,965
End of period	$9,509,553,289	$7,191,379,224
See Notes which are an integral part of the Financial Statements
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8

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. The financial highlights of the Service Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund's financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, each Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an
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accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
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Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $11,473,514 is disclosed in various locations in Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Institutional Shares	$86,423,265
Service Shares	1,976,553
Capital Shares	280,303

Net Realized Gain
Institutional Shares	$19,898
Service Shares	702
Capital Shares	95
Undistributed net investment income at July 31, 2018, was $12,487.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$483,999
Capital Shares	12,891
TOTAL	$496,890
For the six months ended January 31, 2019, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,347,385,140	$17,349,270,004	17,658,596,250	$17,660,456,173
Shares issued to shareholders in payment of distributions declared	22,298,078	22,300,562	23,527,285	23,528,617
Shares redeemed	(15,585,599,873)	(15,587,290,674)	(15,144,464,012)	(15,145,664,826)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,784,083,345	$1,784,279,892	2,537,659,523	$2,538,319,964
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,011,478,125	$1,011,585,284	1,240,814,181	$1,240,940,617
Shares issued to shareholders in payment of distributions declared	3,811,394	3,811,808	1,577,583	1,577,678
Shares redeemed	(499,076,231)	(499,124,420)	(1,185,170,315)	(1,185,215,374)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	516,213,288	$516,272,672	57,221,449	$57,302,921

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	20,125,544	$20,128,550	13,776,212	$13,786,792
Shares issued to shareholders in payment of distributions declared	284,872	284,903	279,973	279,986
Shares redeemed	(3,110,576)	(3,110,749)	(22,456,844)	(22,456,891)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,299,840	$17,302,704	(8,400,659)	$(8,390,113)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,317,596,473	$2,317,855,268	2,586,480,313	$2,587,232,772
4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $9,477,965,916. The net unrealized appreciation of investments for federal tax purposes was $1,071,029. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost.
At July 31, 2018, the Fund had a capital loss carryforward of $953,114 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$953,114	$—	$953,114
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund's average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the six months ended January 31, 2019, the Adviser waived and/or reimbursed $7,873,374.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expenses. For the six months ended January 31, 2019, the Adviser voluntarily reimbursed $3,600,140 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $146 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the Underlying Fund paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,011.70	$0.00[2,3]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.20	$0.00[2,3]
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.00%,[4] multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Represents less than $0.01.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4	Represents less than 0.01%.
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Federated Institutional Prime Obligations Fund
Financial Statements and Notes to Financial Statements
Federated Institutional Prime Value Obligations Fund invests primarily in Federated Institutional Prime Obligations Fund. Therefore the Federated Institutional Prime Obligations Fund financial statements and notes to financial statements are included on pages 21 through 54.
Federated Institutional Prime Obligations Fund
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Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	31.5%
Variable Rate Instruments	30.8%
Commercial Paper	23.3%
Bank Instruments	15.0%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.9%[4]
8-30 Days	19.6%
31-90 Days	25.6%
91-180 Days	7.0%
181 Days or more	1.5%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 30.8% of the Fund's portfolio.
Federated Institutional Prime Obligations Fund
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Portfolio of Investments– Federated Institutional Prime Obligations Fund
January 31, 2019 (unaudited)
Principal Amount			Value
		BANK NOTE—0.7%
		Finance - Banking—0.7%
$95,000,000		Bank of America N.A., 2.600%, 4/4/2019 (IDENTIFIED COST $95,000,000)	$95,037,807
		CERTIFICATES OF DEPOSIT—13.0%
		Finance - Banking—13.0%
25,000,000		Canadian Imperial Bank of Commerce, 2.760%, 6/25/2019	24,992,934
35,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.720%, 2/27/2019	35,000,000
320,000,000		MUFG Bank Ltd., 2.730%—2.900%, 4/17/2019 - 5/13/2019	320,098,218
405,000,000		Mizuho Bank Ltd., 2.660%—2.800%, 2/7/2019 - 5/7/2019	405,076,301
100,000,000		Mizuho Bank Ltd., 2.720%—2.820%, 2/7/2019 - 3/21/2019	99,712,087
125,000,000		Mizuho Bank Ltd., 2.720%—2.850%, 2/26/2019 - 4/30/2019	124,619,932
80,000,000		Sumitomo Mitsui Banking Corp., 2.780%, 6/3/2019	80,028,016
270,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.410%—2.790%, 2/6/2019 - 4/30/2019	269,999,696
250,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.700%—2.930%, 2/4/2019 - 4/18/2019	249,245,014
50,000,000		Toronto Dominion Bank, 2.600%, 5/6/2019	49,992,567
25,000,000		Toronto Dominion Bank, 2.960%, 7/24/2019	25,030,291
100,000,000		Toronto Dominion Bank, 3.100%, 10/25/2019	100,238,996
50,000,000		Wells Fargo Bank International, 2.640%, 3/21/2019	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,833,596,506)	1,834,034,052
	[1]	COMMERCIAL PAPER—23.3%
		Finance - Banking—8.9%
74,570,000		Antalis S.A., (Societe Generale, Paris LIQ), 2.606%—2.656%, 2/4/2019 - 2/14/2019	74,517,938
178,500,000		Banque et Caisse d'Epargne de L'Etat, 2.471%—2.615%, 3/6/2019 - 4/1/2019	177,934,433
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.817%—3.060%, 7/1/2019 - 10/11/2019	14,739,768
50,000,000		Credit Suisse AG, 2.641%, 3/29/2019	49,795,444
168,179,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 2.667%—2.840%, 2/5/2019 - 3/11/2019	167,938,507
25,000,000		J.P. Morgan Securities LLC, 2.511%, 2/26/2019	24,956,944
156,200,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 2.451%—2.712%, 2/6/2019 - 2/19/2019	156,029,530
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
22

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$229,613,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.589%—2.789%, 2/20/2019 - 4/8/2019	$228,929,057
251,450,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 2.503%—2.871%, 2/19/2019 - 5/6/2019	250,585,898
49,000,000		NRW.Bank, 2.732%, 2/19/2019	48,933,360
40,000,000		Sumitomo Mitsui Banking Corp., 2.689%, 7/1/2019	39,543,309
25,000,000		Westpac Banking Corp. Ltd., Sydney, 3.102%, 11/1/2019	24,474,643
		TOTAL	1,258,378,831
		Finance - Retail—8.9%
70,000,000		CAFCO, LLC, 2.669%, 2/13/2019	69,938,167
55,000,000		CHARTA, LLC, 2.771%—2.800%, 4/9/2019 - 4/22/2019	54,702,018
50,000,000		CRC Funding, LLC, 2.628%, 5/7/2019	49,638,667
204,000,000		Chariot Funding LLC, 2.881%—3.026%, 6/10/2019 - 7/15/2019	201,537,354
10,550,000		Fairway Finance Co. LLC, 2.658%, 2/8/2019	10,544,584
45,000,000		Old Line Funding, LLC, 2.803%, 4/10/2019	44,775,060
49,000,000		Old Line Funding, LLC, 2.809%—2.828%, 4/25/2019 - 5/15/2019	48,659,125
20,000,000		Old Line Funding, LLC, 2.846%, 4/4/2019	19,909,140
530,000,000		Sheffield Receivables Company LLC, 2.501%—2.877%, 2/4/2019 - 5/14/2019	528,118,299
140,500,000		Starbird Funding Corp., 2.668%—2.871%, 2/6/2019 - 3/14/2019	140,170,995
91,000,000		Thunder Bay Funding, LLC, 2.700%—2.828%, 2/26/2019 - 5/16/2019	90,363,309
		TOTAL	1,258,356,718
		Finance - Securities—4.3%
163,300,000		Anglesea Funding LLC, 2.776%—2.820%, 4/2/2019 - 4/4/2019	162,558,715
65,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 2.501%, 2/1/2019	65,000,000
28,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.672%, 4/26/2019	27,819,715
105,000,000		Collateralized Commercial Paper FLEX Co., LLC, 2.929%—2.974%, 7/10/2019 - 8/15/2019	103,552,041
98,000,000		Collateralized Commercial Paper II Co. LLC, 2.532%—3.231%, 3/1/2019 - 11/25/2019	97,025,548
25,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.813%, 2/19/2019	24,965,000
128,000,000		Longship Funding LLC, 2.431%, 2/1/2019 - 2/6/2019	127,973,675
		TOTAL	608,894,694
		Insurance—0.1%
13,500,000		UnitedHealth Group, Inc., 2.656%, 2/19/2019	13,482,113
		Sovereign—1.1%
50,000,000		Caisse des Depots et Consignations (CDC), 2.614%, 4/2/2019	49,787,093
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
23

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Sovereign—continued
$115,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.625%—2.712%, 2/11/2019 - 4/11/2019	$114,665,392
		TOTAL	164,452,485
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,303,303,046)	3,303,564,841
	[2]	NOTES - VARIABLE—30.8%
		Aerospace & Defense—0.4%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 2.733% (1-month USLIBOR +0.240%), 2/4/2019	50,018,356
		Finance - Banking—23.5%
47,000,000		Bank of Montreal, 2.707% (1-month USLIBOR +0.200%), 2/4/2019	46,993,162
50,000,000		Bank of Montreal, 2.716% (1-month USLIBOR +0.200%), 2/11/2019	49,991,947
20,000,000		Bank of Montreal, 2.786% (1-month USLIBOR +0.280%), 2/22/2019	20,000,000
15,000,000		Bank of Montreal, 2.790% (1-month USLIBOR +0.280%), 2/25/2019	15,000,000
100,000,000		Bank of Montreal, 2.813% (1-month USLIBOR +0.300%), 2/7/2019	100,044,627
100,000,000		Bank of Montreal, 2.919% (1-month USLIBOR +0.400%), 2/11/2019	100,133,232
25,000,000		Bank of Montreal, 2.959% (1-month USLIBOR +0.440%), 2/11/2019	25,018,839
76,467,000		Bank of Montreal, 3.100% (3-month USLIBOR +0.320%), 4/18/2019	76,548,965
70,000,000		Bank of Nova Scotia, Toronto, 2.819% (1-month USLIBOR +0.300%), 2/25/2019	70,032,908
54,000,000		Bank of Nova Scotia, Toronto, 2.820% (Secured Overnight Financing Rate +0.430%), 2/1/2019	54,007,461
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.722% (1-month USLIBOR +0.220%), 2/28/2019	49,998,583
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.732% (1-month USLIBOR +0.230%), 2/26/2019	19,999,781
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.739% (1-month USLIBOR +0.220%), 2/11/2019	29,998,857
61,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.804% (1-month USLIBOR +0.290%), 2/12/2019	61,024,115
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.811% (1-month USLIBOR +0.290%), 2/8/2019	30,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.828% (1-month USLIBOR +0.320%), 2/18/2019	50,021,574
16,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.832% (1-month USLIBOR +0.320%), 2/25/2019	16,007,432
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.833% (1-month USLIBOR +0.320%), 2/6/2019	25,012,915
25,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.849% (1-month USLIBOR +0.330%), 2/25/2019	25,017,369
45,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.853% (1-month USLIBOR +0.340%), 2/7/2019	45,026,423
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
24

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.896% (3-month USLIBOR +0.130%), 3/7/2019	$19,997,883
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.920% (3-month USLIBOR +0.130%), 3/21/2019	34,995,871
23,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.934% (3-month USLIBOR +0.130%), 4/8/2019	22,996,003
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.940% (3-month USLIBOR +0.160%), 4/15/2019	29,999,905
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.987% (3-month USLIBOR +0.220%), 3/8/2019	35,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 3.009% (1-month USLIBOR +0.500%), 2/15/2019	10,000,000
110,000,000		Canadian Imperial Bank of Commerce, 2.696% (1-month USLIBOR +0.190%), 2/22/2019	109,998,589
14,000,000		Canadian Imperial Bank of Commerce, 2.812% (1-month USLIBOR +0.310%), 2/26/2019	14,006,737
25,000,000		Canadian Imperial Bank of Commerce, 2.813% (1-month USLIBOR +0.300%), 2/6/2019	25,011,175
40,000,000		Canadian Imperial Bank of Commerce, 2.866% (1-month USLIBOR +0.350%), 2/8/2019	40,043,383
100,000,000		Canadian Imperial Bank of Commerce, 2.907% (1-month USLIBOR +0.400%), 2/4/2019	100,154,712
30,000,000		Canadian Imperial Bank of Commerce, 2.934% (3-month USLIBOR +0.130%), 4/8/2019	30,009,085
20,000,000		Canadian Imperial Bank of Commerce, 2.938% (3-month USLIBOR +0.130%), 4/3/2019	20,005,588
50,000,000		Canadian Imperial Bank of Commerce, 2.960% (3-month USLIBOR +0.180%), 4/18/2019	50,013,729
75,000,000		Canadian Imperial Bank of Commerce, 2.993% (1-month USLIBOR +0.490%), 2/4/2019	75,058,702
45,000,000		Canadian Imperial Bank of Commerce, 2.999% (3-month USLIBOR +0.200%), 4/11/2019	45,013,509
46,300,000		Canadian Imperial Bank of Commerce, 3.036% (3-month USLIBOR +0.330%), 2/28/2019	46,340,665
119,500,000		Canadian Imperial Bank of Commerce, 3.042% (3-month USLIBOR +0.220%), 3/27/2019	119,625,054
6,355,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 2.500%, 2/6/2019	6,355,000
5,000,000		Commonwealth Bank of Australia, 2.682% (3-month USLIBOR +0.100%), 2/4/2019	5,000,488
125,000,000		Commonwealth Bank of Australia, 2.711% (1-month USLIBOR +0.200%), 2/11/2019	124,979,824
80,000,000		Commonwealth Bank of Australia, 2.722% (1-month USLIBOR +0.220%), 2/26/2019	79,993,890
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
25

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$5,370,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 2.490%, 2/7/2019	$5,370,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 2.450%, 2/6/2019	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc., Project 2013A, (Bank of America N.A. LOC), 2.520%, 2/7/2019	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc., Project, (Bank of America N.A. LOC), 2.520%, 2/7/2019	7,000,000
10,000,000		J.P. Morgan Securities LLC, 2.704% (1-month USLIBOR +0.190%), 2/14/2019	10,001,775
6,200,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 2.490%, 2/6/2019	6,200,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	5,375,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 2.510%, 2/7/2019	9,780,000
41,000,000		Pepper I-Prime 2018-2 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.782% (1-month USLIBOR +0.350%), 2/13/2019	40,986,429
30,500,000		Pepper Residential Securities Trust No. 19, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.771% (1-month USLIBOR +0.350%), 2/12/2019	30,489,417
5,575,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park Series 2003, (U.S. Bank, N.A. LOC), 2.620%, 2/7/2019	5,575,000
25,000,000		Royal Bank of Canada, 2.709% (1-month USLIBOR +0.200%), 2/15/2019	24,997,183
25,000,000		Royal Bank of Canada, 2.862% (1-month USLIBOR +0.360%), 2/28/2019	25,023,806
49,500,000		Royal Bank of Canada, 2.919% (3-month USLIBOR +0.140%), 4/16/2019	49,541,298
50,000,000		Royal Bank of Canada, 3.018% (3-month USLIBOR +0.210%), 4/3/2019	50,071,432
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 2.490%, 2/7/2019	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 2.490%, 2/7/2019	20,000,000
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 2.500%, 2/7/2019	18,965,000
780,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 2.550%, 2/7/2019	780,000
60,000,000		Sumitomo Mitsui Banking Corp., 2.686% (1-month USLIBOR +0.180%), 2/22/2019	60,000,000
80,000,000		Sumitomo Mitsui Banking Corp., 2.817% (1-month USLIBOR +0.310%), 2/5/2019	80,041,510
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
26

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$90,000,000		Sumitomo Mitsui Banking Corp., 2.819% (1-month USLIBOR +0.300%), 2/11/2019	$90,045,881
100,000,000		Sumitomo Mitsui Banking Corp., 2.823% (1-month USLIBOR +0.320%), 2/4/2019	100,055,048
20,000,000		Toronto Dominion Bank, 2.732% (1-month USLIBOR +0.230%), 2/26/2019	19,997,440
90,000,000		Toronto Dominion Bank, 2.792% (1-month USLIBOR +0.280%), 2/25/2019	90,008,062
60,000,000		Toronto Dominion Bank, 2.801% (1-month USLIBOR +0.280%), 2/8/2019	60,000,000
20,000,000		Toronto Dominion Bank, 2.849% (3-month USLIBOR +0.110%), 3/6/2019	20,003,858
40,000,000		Toronto Dominion Bank, 2.864% (1-month USLIBOR +0.350%), 2/13/2019	40,034,722
25,000,000		Toronto Dominion Bank, 2.872% (1-month USLIBOR +0.370%), 2/27/2019	25,026,043
20,000,000		Toronto Dominion Bank, 2.918% (3-month USLIBOR +0.140%), 3/14/2019	20,007,636
50,000,000		Toronto Dominion Bank, 2.921% (1-month USLIBOR +0.400%), 2/8/2019	50,039,961
35,000,000		Wells Fargo Bank, N.A., 2.776% (3-month USLIBOR +0.160%), 2/15/2019	35,022,331
25,000,000		Wells Fargo Bank, N.A., 2.849% (3-month USLIBOR +0.160%), 2/25/2019	25,004,333
50,000,000		Wells Fargo Bank, N.A., 2.967% (3-month USLIBOR +0.200%), 3/7/2019	50,000,000
34,500,000		Wells Fargo Bank, N.A., 2.971% (3-month USLIBOR +0.200%), 4/25/2019	34,520,412
75,000,000		Westpac Banking Corp. Ltd., Sydney, 2.701% (1-month USLIBOR +0.190%), 2/11/2019	74,988,776
45,000,000		Westpac Banking Corp. Ltd., Sydney, 2.799% (1-month USLIBOR +0.280%), 2/25/2019	45,018,076
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.975% (3-month USLIBOR +0.180%), 4/2/2019	100,053,190
6,665,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 2.480%, 2/7/2019	6,665,000
		TOTAL	3,325,866,601
		Finance - Commercial—0.6%
85,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.743% (1-month USLIBOR +0.230%), 2/5/2019	85,000,000
		Finance - Retail—2.1%
25,000,000		Chariot Funding LLC, 2.710% (1-month USLIBOR +0.210%), 2/25/2019	24,996,274
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
27

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—continued
$60,000,000		Old Line Funding, LLC, 2.853% (1-month USLIBOR +0.350%), 2/4/2019	$60,044,558
60,000,000		Old Line Funding, LLC, 3.000% (1-month USLIBOR +0.480%), 2/1/2019	60,000,000
50,000,000		Old Line Funding, LLC, 3.006% (1-month USLIBOR +0.500%), 2/21/2019	50,000,000
50,000,000		Old Line Funding, LLC, 3.006% (1-month USLIBOR +0.500%), 2/22/2019	50,000,000
50,000,000		Thunder Bay Funding, LLC, 2.749% (1-month USLIBOR +0.230%), 3/7/2019	50,000,638
		TOTAL	295,041,470
		Finance - Securities—3.0%
95,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.810% (1-month USLIBOR +0.300%), 2/25/2019	95,000,000
50,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.869% (1-month USLIBOR +0.350%), 2/11/2019	50,000,000
25,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.888% (1-month USLIBOR +0.380%), 2/18/2019	25,000,000
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(J.P. Morgan Securities LLC COL)/(Societe Generale, Paris COL), 2.919% (3-month USLIBOR +0.120%), 4/11/2019	40,000,000
3,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.730% (1-month USLIBOR +0.210%), 2/1/2019	3,000,210
5,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.782% (1-month USLIBOR +0.280%), 2/26/2019	5,000,020
15,000,000	[3]	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.804% (1-month USLIBOR +0.290%), 2/12/2019	15,000,000
25,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.888% (3-month USLIBOR +0.100%), 3/15/2019	25,000,000
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.905% (3-month USLIBOR +0.110%), 4/5/2019	20,002,451
47,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.730% (1-month USLIBOR +0.210%), 2/1/2019	47,003,301
11,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.744% (1-month USLIBOR +0.230%), 2/12/2019	11,001,400
54,500,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.924% (3-month USLIBOR +0.100%), 3/25/2019	54,510,140
35,000,000		Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC COL), 2.971% (3-month USLIBOR +0.220%), 4/30/2019	35,025,231
		TOTAL	425,542,753
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
28

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—1.2%
$2,750,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 2.490%, 2/6/2019	$2,750,000
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 2.490%, 2/7/2019	9,015,000
18,615,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 2.500%, 2/7/2019	18,615,000
5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 2.490%, 2/7/2019	5,445,000
21,500,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	21,500,000
21,500,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	21,500,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	16,000,000
1,000,000		Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	1,000,000
5,905,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 2.490%, 2/7/2019	5,905,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 2.500%, 2/7/2019	19,640,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 2.490%, 2/7/2019	7,500,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 2.490%, 2/7/2019	5,740,000
		TOTAL	172,810,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $4,353,051,357)	4,354,279,180
		TIME DEPOSIT—1.3%
		Finance - Banking—1.3%
180,000,000		Standard Chartered Bank, 2.420%, 2/1/2019 (IDENTIFIED COST $180,000,000)	180,000,000
		OTHER REPURCHASE AGREEMENTS—8.0%
		Finance - Banking—8.0%
100,000,000		BMO Capital Markets Corp., 2.49%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,833 on 2/1/2019, in which asset-backed securities, corporate bonds, medium term notes and municipal bonds with a market value of $204,014,152 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
29

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$3,500,000	BNP Paribas SA, 2.69%, dated 1/31/2019, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,001,868 on 2/1/2019, in which corporate bonds with a market value of $25,502,096 have been received as collateral and held with BNY Mellon as tri-party agent.	$3,500,000
50,000,000	BNP Paribas SA, 2.71%, dated 12/21/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,350,042 on 2/21/2019, in which asset-backed securities and corporate bonds with a market value of $76,857,703 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
48,400,000	Citigroup Global Markets, Inc., 2.89%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,004,014 on 2/1/2019, in which asset-backed securities, collateralized mortgage obligations and sovereign debt securities with a market value of $51,004,095 have been received as collateral and held with BNY Mellon as tri-party agent.	48,400,000
25,000,000	Citigroup Global Markets, Inc., 3.24%, dated 8/1/2018, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $76,241,042 on 2/1/2019, in which certificate of deposit, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $76,721,966 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
95,000,000	Citigroup Global Markets, Inc., 3.29%, dated 8/1/2018, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $147,436,403 on 2/1/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $148,335,297 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
100,000,000	HSBC Securities (USA), Inc., 2.49%, dated 1/31/2019, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,015,563 on 2/1/2019, in which corporate bonds and medium-term notes with a market value of $229,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
122,938,000	HSBC Securities (USA), Inc., 2.59%, dated 1/31/2019, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,012,590 on 2/1/2019, in which asset-backed securities and corporate bonds with a market value of $178,500,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	122,938,000
50,000,000	ING Financial Markets LLC, 2.55%, dated 1/31/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,007,083 on 2/1/2019, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $102,007,225 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
Federated Institutional Prime Obligations Fund
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30

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	MUFG Securities Americas, Inc., 2.51%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,013,944 on 2/1/2019, in which asset-backed securities, corporate bonds, municipal bonds and treasury notes with a market value of $204,014,224 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
100,000,000	MUFG Securities Americas, Inc., 2.59%, dated 1/31/2019, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,014,389 on 2/1/2019, in which asset-backed securities, convertible bonds, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $204,014,997 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
15,000,000	Mizuho Securities USA, Inc., 2.81%, dated 1/31/2019, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,003,903 on 2/1/2019, in which collateralized mortgage obligations with a market value of $51,003,981 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
50,000,000	Mizuho Securities USA, Inc., 3.40%, dated 3/14/2018, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,876,444 on 3/8/2019, in which asset-backed securities with a market value of $163,554,507 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
85,000,000	Wells Fargo Securities LLC, 2.54%, dated 1/31/2019, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,041,981 on 2/7/2019, in which commercial paper with a market value of $86,706,118 have been received as collateral and held with BNY Mellon as tri-party agent.	84,995,499
95,000,000	Wells Fargo Securities LLC, 3.22%, dated 1/23/2019, interest in $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,764,750 on 4/23/2019, in which collateralized mortgage obligations with a market value of $96,978,005 have been received as collateral and held with BNY Mellon as tri-party agent.	94,994,970
100,000,000	Wells Fargo Securities LLC, 3.26%, dated 10/19/2018, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,639,558 on 4/18/2019, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,129,314 have been received as collateral and held with BNY Mellon as tri-party agent.	99,994,705
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,139,838,000)	1,139,823,174
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31

Principal Amount		Value
	REPURCHASE AGREEMENTS—23.5%
	Finance - Banking—23.5%
$250,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which Citibank, N.A. will repurchase securities provided as collateral for $250,017,917 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2048 and the market value of those underlying securities was $255,018,352.	$250,000,000
250,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,017,917 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $255,000,000.	250,000,000
500,000,000	Repurchase agreement 2.57%, dated 1/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,035,694 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $510,000,000.	500,000,000
450,000,000	Repurchase agreement 2.58%, dated 1/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,032,250 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2059 and the market value of those underlying securities was $463,500,000.	450,000,000
500,000,000	Interest in $2,200,000,000 joint repurchase agreement 2.58%, dated 1/31/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,157,667 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2060 and the market value of those underlying securities was $2,251,576,365.	500,000,000
632,000,000	Interest in $3,000,000,000 joint repurchase agreement 2.59%, dated 1/31/2019 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,215,833 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,076,654,651.	632,000,000
500,000,000	Repurchase agreement 2.59%, dated 1/31/2019 under which Societe Generale, New York will repurchase securities provided as collateral for $500,035,972 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2049 and the market value of those underlying securities was $510,159,693.	500,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
32

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$245,100,000	Interest in $250,000,000 joint repurchase agreement 2.59%, dated 1/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,017,986 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2057 and the market value of those underlying securities was $255,137,278.	$245,100,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $3,327,100,000)	3,327,100,000
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $14,231,888,909)[4]	14,233,839,054
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(86,417,670)
	TOTAL NET ASSETS—100%	$14,147,421,384
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2019, these restricted securities amounted to $15,000,000, which represented 0.1% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
33

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
34

Financial Highlights–Automated Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019[1]	Year Ended July 31,				Period Ended 7/31/2014[2]
		2018[1]	2017[1]	2016	2015
Net Asset Value, Beginning of Period	$1.0001	$1.0000	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.0098	0.0122	0.0001	0.000[3]	(0.000)[3]	(0.000)[3]
Net realized gain	0.0000[4]	0.0000[4]	0.0039	0.001	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0098	0.0122	0.0040	0.001	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.0098)	(0.0121)	(0.0030)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from paid in surplus	—	—	(0.0010)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[4]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0098)	(0.0121)	(0.0040)	(0.001)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.0001	$1.0001	$1.0000	$1.00	$1.00	$1.00
Total Return[5]	0.99%	1.22%	0.30%	0.02%	0.01%	0.00%[6]
Ratios to Average Net Assets:
Net expenses	0.50%[7]	0.52%	0.52%	0.44%	0.24%	0.23%[7]
Net investment income (loss)	1.61%[7]	0.23%	0.01%	0.02%	0.01%	(0.00)%[6,7]
Expense waiver/reimbursement[8]	—%	—%	0.12%	0.20%	0.40%	0.42%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[9]	$0[9]	$0[9]	$823,514	$984,469	$24,189
1	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
3	Represents less than $0.001.
4	Represents less than $0.0001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
35

Financial Highlights–Institutional Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0116	0.0156	0.0063	0.003	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0000[2]	0.0011	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0116	0.0156	0.0074	0.004	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0116)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0116)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	1.17%	1.57%	0.66%	0.26%	0.04%	0.20%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.17%	0.20%	0.21%	0.20%	0.20%
Net investment income	2.31%[4]	1.62%	0.40%	0.26%	0.04%	0.02%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,054,286	$10,941,508	$787,309	$21,921,916	$30,806,315	$26,947,649
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
36

Financial Highlights–Service Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0106	0.0134	0.0040	0.001	0.000[1]	0.000[1]
Net realized gain	0.0001	0.0000[2]	0.0012	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0107	0.0134	0.0052	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0106)	(0.0135)	(0.0040)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0009)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0106)	(0.0135)	(0.0049)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0002	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	1.07%	1.35%	0.43%	0.07%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.39%	0.45%	0.39%	0.24%	0.22%
Net investment income	2.13%[4]	1.33%	0.13%	0.07%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.10%	0.15%	0.30%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,486	$47,817	$37,873	$1,841,641	$2,881,460	$3,336,274
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
37

Financial Highlights–Capital Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0002	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0114	0.0151	0.0058	0.002	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0000[2]	0.0010	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0114	0.0151	0.0068	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0114)	(0.0151)	(0.0058)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0008)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0114)	(0.0151)	(0.0066)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total Return[3]	1.14%	1.52%	0.60%	0.21%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.23%	0.25%	0.26%	0.23%	0.22%
Net investment income	2.20%[4]	1.52%	0.34%	0.22%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.10%	0.08%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,113	$25,206	$14,549	$526,605	$637,721	$816,589
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
38

Financial Highlights–Trust Shares
Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0003	$1.0003	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0091	0.0103	0.0018	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.0000[2]	0.0004	0.0015	0.001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0091	0.0107	0.0033	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0091)	(0.0107)	(0.0021)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	—	—	(0.0009)	(0.001)	—	—
Distributions from net realized gain	(0.0000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0091)	(0.0107)	(0.0030)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total Return[3]	0.91%	1.07%	0.24%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.65%[4]	0.67%	0.53%	0.45%	0.23%	0.22%
Net investment income	1.80%[4]	1.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.11%	0.26%	0.33%	0.55%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$536	$553	$1,211	$367,093	$499,638	$1,417,891
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
39

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
January 31, 2019 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$4,466,923,174
Investment in securities	9,766,915,880
Total investment in securities, at value (identified cost $14,231,888,909)		$14,233,839,054
Cash		127,247
Income receivable		16,232,867
Receivable for shares sold		5,000
TOTAL ASSETS		14,250,204,168
Liabilities:
Payable for investments purchased	$79,283,022
Income distribution payable	23,143,421
Capital gain distribution payable	8,663
Payable for investment adviser fee (Note 5)	25,320
Payable for administrative fees (Note 5)	30,914
Payable for Directors'/Trustees' fees (Note 5)	17,065
Payable for distribution services fee (Note 5)	113
Accrued expenses (Note 5)	274,266
TOTAL LIABILITIES		102,782,784
Net assets for 14,143,056,547 shares outstanding		$14,147,421,384
Net Assets Consist of:
Paid-in capital		$14,145,428,340
Total distributable earnings		1,993,044
TOTAL NET ASSETS		$14,147,421,384
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
40

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$100.01 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0001
Institutional Shares:
$14,054,286,142 ÷ 14,049,945,211 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$82,485,608 ÷ 82,464,047 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$10,113,165 ÷ 10,110,982 shares outstanding, no par value, unlimited shares authorized	$1.0002
Trust Shares:
$536,369 ÷ 536,207 shares outstanding, no par value, unlimited shares authorized	$1.0003
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
41

Statement of Operations–
Federated Institutional Prime Obligations Fund
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest		$160,779,390
Expenses:
Investment adviser fee (Note 5)	$13,057,768
Administrative fee (Note 5)	5,223,920
Custodian fees	206,696
Transfer agent fee	130,844
Directors'/Trustees' fees (Note 5)	46,044
Auditing fees	12,658
Legal fees	6,141
Portfolio accounting fees	139,296
Distribution services fee (Note 5)	680
Other service fees (Notes 2 and 5)	54,750
Share registration costs	47,494
Printing and postage	10,709
Miscellaneous (Note 5)	35,153
TOTAL EXPENSES	18,972,153
Waiver of investment adviser fee (Note 5)	(8,803,482)
Net expenses		10,168,671
Net investment income		150,610,719
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		45,054
Net change in unrealized appreciation of investments		541,264
Net realized and unrealized gain on investments		586,318
Change in net assets resulting from operations		$151,197,037
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$150,610,719	$127,502,255
Net realized gain	45,054	17,644
Net change in unrealized appreciation/depreciation	541,264	1,249,409
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	151,197,037	128,769,308
Distributions to Shareholders (Note 2):
Automated Shares	(1)	(0)[1]
Institutional Shares	(149,842,085)	(126,629,392)
Service Shares	(505,773)	(514,907)
Capital Shares	(284,939)	(345,817)
Trust Shares	(4,898)	(6,679)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(150,637,696)	(127,496,795)
Share Transactions:
Proceeds from sale of shares	23,548,900,659	30,514,393,575
Net asset value of shares issued to shareholders in payment of distributions declared	36,619,871	21,060,720
Cost of shares redeemed	(20,453,741,770)	(20,362,585,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,131,778,760	10,172,868,582
Change in net assets	3,132,338,101	10,174,141,095
Net Assets:
Beginning of period	11,015,083,283	840,942,188
End of period	$14,147,421,384	$11,015,083,283
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
43

Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Federated Institutional Prime Obligations Fund
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $8,803,482 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net investment income. Undistributed net investment income at July 31, 2018, was $10,106.
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The Fund had a paid in capital amount that, as a result of a prior acquisition of another money market fund, was in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These returns of capital distributions were declared daily and distributed monthly and continued until such time as the excess paid in capital amount was depleted. The Fund's excess capital position and return of capital distributions ceased during October 2016. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$47,603
Capital Shares	6,467
Trust Shares	680
TOTAL	$54,750
For the six months ended January 31, 2019, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	23,212,836,056	$23,217,894,707	30,017,817,920	$30,022,896,392
Shares issued to shareholders in payment of distributions declared	35,871,561	35,879,457	20,225,406	20,228,769
Shares redeemed	(20,137,155,004)	(20,141,549,030)	(19,886,730,995)	(19,890,193,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,111,552,613	$3,112,225,134	10,151,312,331	$10,152,931,470

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	128,394,109	$128,417,882	296,798,517	$296,831,367
Shares issued to shareholders in payment of distributions declared	491,411	491,513	506,019	506,074
Shares redeemed	(94,227,740)	(94,245,998)	(287,360,262)	(287,397,583)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	34,657,780	$34,663,397	9,944,274	$9,939,858
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	202,552,430	$202,586,269	194,654,557	$194,657,837
Shares issued to shareholders in payment of distributions declared	244,434	244,474	319,865	319,872
Shares redeemed	(217,887,345)	(217,923,662)	(184,319,272)	(184,322,278)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,090,481)	$ (15,092,919)	10,655,150	$10,655,431

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,800	$1,800	7,978	$7,979
Shares issued to shareholders in payment of distributions declared	4,427	4,428	6,005	6,005
Shares redeemed	(23,074)	(23,080)	(671,876)	(672,161)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(16,847)	$ (16,852)	(657,893)	$ (658,177)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,131,103,065	$3,131,778,760	10,171,253,862	$10,172,868,582
4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $14,231,888,909. The net unrealized appreciation of investments for federal tax purposes was $1,950,145. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,176,984 and net unrealized depreciation from investments for those securities having an excess of cost over value of $226,839.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $8,803,482 of its fee.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
49

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$680
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $70 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $2,006 of the other service fees disclosed in Note 2.
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Semi-Annual Shareholder Report
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25%, and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2019, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized.
As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,009.90	$2.53[2]
Institutional Shares	$1,000	$1,011.70	$0.76[3]
Service Shares	$1,000	$1,010.70	$1.77[4]
Capital Shares	$1,000	$1,011.40	$1.01[5]
Trust Shares	$1,000	$1,009.10	$3.29
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	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.70	$2.55[2]
Institutional Shares	$1,000	$1,024.40	$0.77[3]
Service Shares	$1,000	$1,023.40	$1.79[4]
Capital Shares	$1,000	$1,024.20	$1.02[5]
Trust Shares	$1,000	$1,021.90	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.50%
Institutional Shares	0.15%
Service Shares	0.35%
Capital Shares	0.20%
Trust Shares	0.65%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.79 and $2.80, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.28 and $2.29, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.27 and $1.28, respectively.
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Evaluation and Approval of Advisory Contract–May 2018
Federated Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
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group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Institutional Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
Q454512 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Wealth | TBIXX	Advisor | TBVXX	Service | TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

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Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.6%
Municipal Notes	22.1%
Commercial Paper	9.6%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.4%
8-30 Days	7.5%
31-90 Days	17.8%
91-180 Days	6.5%
181 Days or more	5.1%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.3%
		Alabama—5.5%
$24,220,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.710%, 2/1/2019	$24,220,000
11,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.710%, 2/1/2019	11,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.410%, 2/6/2019	40,000,000
37,850,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 1.710%, 2/1/2019	37,850,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.710%, 2/1/2019	4,100,000
11,680,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.710%, 2/1/2019	11,680,000
35,000,000		Mobile, AL IDB (Alabama Power Co.), PCR Bonds (Series 2007B) Weekly VRDNs, 1.410%, 2/6/2019	35,000,000
2,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.430%, 2/7/2019	2,000,000
18,440,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.430%, 2/7/2019	18,440,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.530%, 2/7/2019	24,810,000
		TOTAL	209,100,000
		Arizona—0.4%
11,210,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	11,210,000
3,835,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs, (FNMA LOC), 1.450%, 2/7/2019	3,835,000
		TOTAL	15,045,000
		California—3.9%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.550%, 2/7/2019	46,000,000
10,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.830%, Mandatory Tender 3/14/2019	10,000,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.600%, Mandatory Tender 6/11/2019	12,000,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.800%, Mandatory Tender 3/6/2019	$15,500,000
45,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 1.800%, Mandatory Tender 2/12/2019	45,000,000
19,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-3), CP, 1.800%, Mandatory Tender 2/12/2019	19,000,000
		TOTAL	147,500,000
		Colorado—3.2%
5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	5,185,000
9,910,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/18/2019	9,910,000
6,345,000		Colorado State Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group), (Series 2018-XF0667) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.460%, 2/7/2019	6,345,000
50,000,000		Colorado State, Education Loan Program (Series B) TRANs, 3.000%, 6/27/2019	50,279,833
6,685,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/7/2019	6,685,000
25,000,000		Lower Colorado River Authority Transmission Services Corp., RBC Muni Products (Series E-128) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	25,000,000
8,110,000		University of Colorado, RBC Muni Products (Series E-123) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	8,110,000
10,935,000		University of Colorado, Solar Eclipse (Series 2017-0065) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/22/2019	10,935,000
		TOTAL	122,449,833
		Connecticut—0.9%
2,105,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.460%, 2/7/2019	2,105,000
345,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.460%, 2/7/2019	345,000
30,000,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	30,000,000
		TOTAL	32,450,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		District of Columbia—0.2%
$4,985,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	$4,985,000
3,990,000		District of Columbia, Solar Eclipse (Series 2017-0035) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	3,990,000
		TOTAL	8,975,000
		Florida—9.3%
6,465,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	6,465,000
31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.720%, Mandatory Tender 4/2/2019	31,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/4/2019	5,000,000
10,805,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 5/2/2019	10,805,000
11,000,000		Florida State, Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	11,000,000
3,670,000		JEA, FL Electric System, (Series 2008 D) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.650%, 2/1/2019	3,670,000
20,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.540%, 2/6/2019	20,000,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.880%, Mandatory Tender 3/11/2019	35,960,000
13,990,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 1.660%, 2/1/2019	13,990,000
9,100,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 1.680%, 2/1/2019	9,100,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.580%, 2/7/2019	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	6,410,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs, (SunTrust Bank LOC), 1.450%, 2/6/2019	1,750,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs, (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.560%, 2/7/2019	4,200,000
5,325,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.450%, 2/6/2019	5,325,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	$20,000,000
17,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.490%, 2/7/2019	17,480,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.730%, 2/7/2019	16,500,000
49,250,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.680%, 2/1/2019	49,250,000
10,600,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.440%, 2/7/2019	10,600,000
20,175,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010B) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.440%, 2/7/2019	20,175,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, Mandatory Tender 4/18/2019	18,000,000
21,000,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), Tender Option Bond Trust (Series 2018-BAML7001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 2/7/2019	21,000,000
		TOTAL	356,580,000
		Georgia—3.2%
17,075,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (PNC Bank, N.A. LIQ), 1.450%, 2/6/2019	17,075,000
24,395,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.630%, Optional Tender 3/28/2019	24,395,000
4,915,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 1.470%, 2/7/2019	4,915,000
54,410,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 1.530%, Optional Tender 2/1/2019	54,410,000
10,000,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.530%, Optional Tender 2/1/2019	10,000,000
7,485,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/14/2019	7,485,000
5,470,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 1.420%, 2/6/2019	5,470,000
		TOTAL	123,750,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Hawaii—0.5%
$8,845,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.880%, 2/7/2019	$8,845,000
8,625,000		Hawaii State, Solar Eclipse (3a-7) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/18/2019	8,625,000
		TOTAL	17,470,000
		Idaho—0.5%
11,000,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 1.700%, Optional Tender 2/1/2019	11,000,000
7,500,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 1.700%, Optional Tender 5/1/2019	7,500,000
		TOTAL	18,500,000
		Illinois—5.1%
53,400,000		Chicago, IL Board of Education, PUTTERs (3a-7) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.720%, 2/1/2019	53,400,000
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.490%, 2/7/2019	600,000
1,850,000		Chicago, IL O'Hare International Airport, (Series 2005C) Weekly VRDNs, (Bank of America N.A. LOC), 1.410%, 2/6/2019	1,850,000
5,715,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2019-XF0736) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.460%, 2/7/2019	5,715,000
45,000,000		Chicago, IL, (Series E), CP, (Bank of America N.A. LOC), 1.720%, Mandatory Tender 5/23/2019	45,000,000
2,500,000		Illinois Development Finance Authority (Chicago Horticultural Society), (Series 1999) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.420%, 2/6/2019	2,500,000
21,000,000		Illinois Development Finance Authority IDB (Lyric Opera of Chicago) Weekly VRDNs, (BMO Harris Bank, N.A. LOC)/(JPMorgan Chase Bank, N.A. LOC)/(Northern Trust Co., Chicago, IL LOC), 1.480%, 2/6/2019	21,000,000
8,800,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.500%, 2/6/2019	8,800,000
3,950,000		Illinois Finance Authority (Chicago Horticultural Society), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.420%, 2/6/2019	3,950,000
6,450,000		Illinois International Port District, (Series 2003) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.310%, 2/1/2019	6,450,000
46,000,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.510%, 2/7/2019	46,000,000
		TOTAL	195,265,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—2.5%
$9,640,000		Indiana State Finance Authority (Ascension Health Alliance Senior Credit Group), (Series 2008E-4) Weekly VRDNs, 1.380%, 2/6/2019	$9,640,000
54,075,000		Indiana State Finance Authority (Ascension Health Alliance Senior Credit Group), (Series 2008E-5) Weekly VRDNs, 1.380%, 2/6/2019	54,075,000
8,445,000		Indiana State Finance Authority Environmental (Duke Energy Indiana, Inc.), (Series 2010A-2), 3.375%, 3/1/2019	8,456,429
13,565,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs, (Bank of New York Mellon LOC), 1.470%, 2/7/2019	13,565,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs, (AgriBank FCB LOC), 1.490%, 2/7/2019	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs, (AgriBank FCB LOC), 1.490%, 2/7/2019	6,500,000
		TOTAL	96,271,429
		Iowa—0.8%
31,400,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.450%, 2/7/2019	31,400,000
		Kansas—0.1%
5,000,000		Wyandotte County, KS USD 500, RBC Muni Products (Series 2018 G-23) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	5,000,000
		Kentucky—0.4%
14,245,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.390%, 2/1/2019	14,245,000
		Louisiana—3.0%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 1.500%, 2/6/2019	50,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 1.340%, 2/6/2019	12,000,000
1,080,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 1.340%, 2/6/2019	1,080,000
18,340,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2009A) Weekly VRDNs, 1.390%, 2/6/2019	18,340,000
13,125,000		Louisiana Public Facilities Authority (Touro Infirmary), (Series 2019-BAML7003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.470%, 2/7/2019	13,125,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	4,335,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$17,450,000		St. James Parish, LA (NuStar Logistics LP), (Series 2011) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.430%, 2/6/2019	$17,450,000
		TOTAL	116,330,000
		Maryland—0.6%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, Optional Tender 7/1/2019	5,000,000
1,070,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.340%, 2/5/2019	1,070,000
4,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs, (TD Bank, N.A. LOC), 1.380%, 2/6/2019	4,600,000
4,960,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/25/2019	4,960,000
6,655,000		University System of Maryland, Solar Eclipse (Series 2017-0023) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	6,655,000
		TOTAL	22,285,000
		Massachusetts—1.5%
995,000		Billerica, MA, Solar Eclipse (2017-0027) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/7/2019	995,000
500,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs, (Citibank NA, New York LIQ), 1.400%, 2/7/2019	500,000
20,000,000		Commonwealth of Massachusetts, (Series A) RANs, 4.000%, 4/25/2019	20,104,301
6,120,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 2/7/2019	6,120,000
3,000,000		Gardner, MA BANs, 2.750%, 6/28/2019	3,009,474
11,200,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.470%, 2/7/2019	11,200,000
3,175,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 2/7/2019	3,175,000
3,870,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/21/2019	3,870,000
500,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs, (Citibank NA, New York LIQ), 1.450%, 2/7/2019	500,000
1,100,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 2/7/2019	1,100,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$875,000		Massachusetts State Development Finance Agency (Governor Dummer Academy), (Series 2006) Weekly VRDNs, (TD Bank, N.A. LOC), 1.430%, 2/6/2019	$875,000
2,000,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), RBC Muni Products (Series 2019 E-130) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	2,000,000
3,015,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs, (Bank of America N.A. LIQ), 1.440%, 2/7/2019	3,015,000
		TOTAL	56,463,775
		Michigan—5.6%
60,300,000		Eastern Michigan University Board of Regents, Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 1.470%, 2/7/2019	60,300,000
5,000,000		Eastern Michigan University Board of Regents, Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.480%, 2/7/2019	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2650) Weekly VRDNs, (Citibank NA, New York LIQ)/(Michigan School Bond Qualification and Loan Program COL), 1.550%, 2/7/2019	4,000,000
740,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 1.460%, 2/7/2019	740,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.520%, 2/6/2019	3,100,000
18,000,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 1.810%, Optional Tender 3/1/2019	18,000,000
270,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.440%, 2/7/2019	270,000
8,050,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 1.680%, 2/1/2019	8,050,000
50,000,000		Michigan State University Board of Trustees, (Series E-127) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.720%, 2/1/2019	50,000,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.470%, 2/7/2019	400,000
3,105,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.390%, 2/1/2019	3,105,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$1,260,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.530%, 2/7/2019	$1,260,000
23,800,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.530%, 2/7/2019	23,800,000
33,660,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.530%, 2/7/2019	33,660,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2651) Weekly VRDNs, (Citibank NA, New York LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 1.550%, 2/7/2019	4,000,000
		TOTAL	215,685,000
		Minnesota—0.9%
4,635,000		Andover, MN (Presbyterian Homes of Andover, Inc.), (Series 2003) Weekly VRDNs, (FNMA LOC), 1.430%, 2/7/2019	4,635,000
1,760,000		Bloomington, MN (Presbyterian Homes, Inc.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 1.430%, 2/7/2019	1,760,000
6,890,000		Minneapolis, MN (Symphony Place) Weekly VRDNs, (FHLMC LOC), 1.490%, 2/7/2019	6,890,000
550,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority (Allina Health System, MN), (Series 2009B-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.600%, 2/1/2019	550,000
1,980,000		Minnesota State Public Facilities Authority Revolving Fund Revenue, (Series A), 5.000%, 3/1/2019	1,985,454
3,940,000		Plymouth, MN (Parkside Apartments), (Series 2003) Weekly VRDNs, (FNMA LOC), 1.430%, 2/7/2019	3,940,000
9,905,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	9,905,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 1.510%, 2/7/2019	2,642,000
		TOTAL	32,307,454
		Mississippi—0.2%
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.550%, 2/7/2019	8,150,000
		Missouri—1.5%
6,430,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009B) Weekly VRDNs, (Commerce Bank, N.A., Kansas City LOC), 1.450%, 2/7/2019	6,430,000
4,965,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	4,965,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Missouri—continued
$4,000,000		Missouri State HEFA (BJC Health System, MO), Tender Option Bond Trust Receipts (Series 2018-XF0678) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.460%, 2/7/2019	$4,000,000
40,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.490%, 2/7/2019	40,000,000
		TOTAL	55,395,000
		Multi-State—7.0%
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 1.500%, 2/7/2019	121,400,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.480%, 2/7/2019	47,100,000
98,900,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.510%, 2/7/2019	98,900,000
		TOTAL	267,400,000
		Nevada—1.6%
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/22/2019	5,000,000
10,000,000		Las Vegas, NV Convention & Visitors Authority, Tender Option Bond Trust Receipts (Series 2018-XG0199) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.510%, 2/7/2019	10,000,000
7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/7/2019	7,990,000
16,740,000		Reno, NV Hospital Revenue Bonds (Renown Regional Medical Center), (Series 2008B) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.420%, 2/6/2019	16,740,000
20,110,000		Reno, NV Hospital Revenue Bonds (Renown Regional Medical Center), (Series 2009B) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.420%, 2/6/2019	20,110,000
		TOTAL	59,840,000
		New Jersey—3.6%
27,395,000		Belmar, NJ BANs, 2.625%, 2/8/2019	27,400,296
13,097,500		Belmar, NJ BANs, 3.250%, 2/7/2020	13,248,907
9,948,933		Carlstadt, NJ BANs, 2.625%, 7/26/2019	9,982,845
10,750,000		Carteret, NJ BANs, 2.750%, 2/1/2019	10,750,000
1,433,750		Chatham Boro, NJ BANs, 2.750%, 5/24/2019	1,436,984
3,942,500		Cranbury Township, NJ BANs, 2.750%, 5/23/2019	3,951,900
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.470%, 2/7/2019	6,000,000
3,096,000		Franklin Lakes, NJ BANs, 3.000%, 10/24/2019	3,114,032
1,962,000		Haworth Borough, NJ BANs, 2.500%, 2/22/2019	1,962,887
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$4,435,625		Lacey Township, NJ BANs, 3.000%, 5/24/2019	$4,449,630
2,315,000		Lyndhurst Township, NJ BANs, 2.500%, 2/8/2019	2,315,349
8,395,000		Lyndhurst Township, NJ BANs, 3.000%, 2/7/2020	8,468,792
6,930,000		New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs, (Bank of America N.A. LIQ), 1.450%, 2/7/2019	6,930,000
11,265,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.700%, Optional Tender 6/15/2019	11,265,000
3,886,000		Palmyra Borough, NJ, (2018 Series A) BANs, 3.250%, 12/17/2019	3,916,514
6,470,250		Red Bank, NJ BANs, 3.250%, 12/11/2019	6,521,770
2,876,013		Tenafly, NJ BANs, 2.750%, 5/31/2019	2,882,905
4,185,000		Tewksbury Township, NJ BANs, 2.750%, 5/28/2019	4,196,083
4,689,000		Vernon Township, NJ BANs, 3.000%, 9/13/2019	4,716,913
3,757,151		Waldwick, NJ BANs, 2.750%, 7/26/2019	3,772,161
1,715,130		Westampton, NJ BANs, 2.750%, 6/6/2019	1,719,159
		TOTAL	139,002,127
		New York—6.6%
18,525,000		Candor, NY CSD BANs, 2.750%, 4/3/2019	18,553,977
13,000,000		Copiague, NY Union Free School District TANs, 2.750%, 6/25/2019	13,043,082
7,627,000		Corning, NY City School District, (Series B) BANs, 2.750%, 8/15/2019	7,660,983
4,000,000		East Williston, NY Union Free School District TANs, 2.750%, 6/25/2019	4,013,252
3,317,500		Guilderland, NY CSD BANs, 2.750%, 7/12/2019	3,328,973
4,697,462		Kingston, NY, (Series B) BANs, 3.000%, 8/27/2019	4,718,486
3,460,957		Lakeland, NY CSD of Shrub Oak BANs, 2.750%, 8/23/2019	3,477,010
32,500,000		MTA Transportation Revenue, RBC Muni Products (Series E-126) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	32,500,000
21,190,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Eagles (Series 2017-0004) Weekly VRDNs, (Build America Mutual Assurance LOC)/(Citibank NA, New York LIQ), 1.510%, 2/7/2019	21,190,000
8,985,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.550%, 2/7/2019	8,985,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.550%, 2/7/2019	10,000,000
9,000,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.650%, 2/1/2019	9,000,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$13,300,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.630%, 2/1/2019	$13,300,000
10,000,000		New York City, NY Transitional Finance Authority, (2019 Subseries A-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.630%, 2/1/2019	10,000,000
2,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.420%, 2/7/2019	2,000,000
750,000		New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs, (Bank of America N.A. LOC), 1.650%, 2/1/2019	750,000
8,965,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.650%, 2/1/2019	8,965,000
9,015,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 1.620%, 2/1/2019	9,015,000
5,200,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 1.630%, 2/1/2019	5,200,000
2,500,000		New York City, NY, Fiscal 2018 (Subseries B-4) Daily VRDNs, (Barclays Bank PLC LIQ), 1.630%, 2/1/2019	2,500,000
16,500,000		New York City, NY, RBC Muni Products (Series E-118) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.700%, 2/1/2019	16,500,000
2,202,791		Ossining (Town of), NY BANs, 2.625%, 8/16/2019	2,210,728
5,200,000		Oyster Bay-East Norwich, NY CSD TANs, 3.000%, 6/26/2019	5,222,369
2,470,000		Pine Bush, NY CSD BANs, 2.750%, 8/29/2019	2,480,395
10,000,000		Sewanhaka, NY Central High School District TANs, 2.750%, 6/21/2019	10,032,200
7,425,857		Sleepy Hollow, NY, (Series A) BANs, 3.250%, 11/21/2019	7,484,096
5,458,779		Union, NY BANs, 2.750%, 2/28/2019	5,461,859
7,500,000		Victor, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	7,529,505
3,630,000		Webster, NY BANs, 2.750%, 7/9/2019	3,643,094
5,162,200		Webutuck, NY CSD, (2018 Series A) BANs, 2.750%, 8/23/2019	5,186,144
		TOTAL	253,951,153
		North Carolina—0.6%
4,805,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/21/2019	4,805,000
5,585,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	5,585,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.700%, Optional Tender 7/25/2019	11,015,000
3,000,000		North Carolina State, (Series A), 5.000%, 3/1/2019	3,008,263
		TOTAL	24,413,263
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—3.6%
$4,250,000		Avon, OH Water System BANs, 3.000%, 1/30/2020	$4,289,309
10,000,000		Cleveland, OH Water (Cleveland, OH Department of Public Utilities), RBC Municipal Products Floater Certificates (Series E-119) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	10,000,000
9,265,000		Delaware, OH BANs, 3.000%, 4/10/2019	9,284,489
4,000,000		Euclid, OH City School District, (RBC Muni Products G-39) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	4,000,000
4,730,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.470%, 2/7/2019	4,730,000
420,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.430%, 2/7/2019	420,000
17,500,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 1.700%, Optional Tender 2/1/2019	17,500,000
11,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 1.700%, Optional Tender 5/1/2019	11,000,000
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	23,640,000
13,295,000		Montgomery County, OH Hospital Authority (Premier Health Partners Obligated Group), PUTTERs (Series 5023) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.690%, 2/1/2019	13,295,000
4,450,000		Ohio State Air Quality Development Authority (Ohio Valley Electric Corp.), (Series 2009D) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.420%, 2/6/2019	4,450,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	15,410,000
5,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, Optional Tender 6/3/2019	5,000,000
2,180,000		Ohio Water Development Authority, (Series 2016A) Weekly VRDNs, (BMO Harris Bank, N.A. LIQ), 1.430%, 2/6/2019	2,180,000
1,895,000		Parma Heights, OH BANs, (GTD by Ohio State), 3.000%, 7/17/2019	1,903,868
8,643,000		Tipp City, OH, (Series A) BANs, 2.125%, 2/13/2019	8,644,185
3,625,000		Wooster, OH (West View Manor), Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.560%, 2/7/2019	3,625,000
		TOTAL	139,371,851
		Oklahoma—0.4%
13,500,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.780%, 2/7/2019	13,500,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oklahoma—continued
$3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 2/7/2019	$3,410,000
		TOTAL	16,910,000
		Oregon—0.3%
12,065,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/28/2019	12,065,000
		Pennsylvania—7.6%
2,400,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.500%, 2/7/2019	2,400,000
5,370,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.700%, 2/1/2019	5,370,000
46,380,000		Allegheny County, PA HDA (UPMC Health System), (Series E-111) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.700%, 2/1/2019	46,380,000
2,100,000		Allegheny County, PA HDA (UPMC Health System), PUTTERs (Series 5011) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.690%, 2/1/2019	2,100,000
4,500,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.460%, 2/7/2019	4,500,000
2,600,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.460%, 2/7/2019	2,600,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (GTD by Citibank NA, New York)/(Citibank NA, New York LIQ), 1.490%, 2/7/2019	4,490,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	10,000,000
2,715,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs, (TD Bank, N.A. LOC), 1.420%, 2/7/2019	2,715,000
11,875,000		Butler County, PA General Authority (Hampton Township School District, PA), (Series 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.440%, 2/7/2019	11,875,000
4,955,000		Commonwealth of Pennsylvania, (Series 2018-XG0180) Weekly VRDNs, (Bank of America N.A. LIQ), 1.410%, 2/7/2019	4,955,000
1,000,000		Commonwealth of Pennsylvania, (Series 2018-ZM0650) Weekly VRDNs, (Bank of America N.A. LIQ), 1.640%, 2/7/2019	1,000,000
32,800,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.500%, 2/6/2019	32,800,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.700%, Optional Tender 7/25/2019	$7,080,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.700%, Optional Tender 7/25/2019	4,795,000
3,540,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.430%, 2/7/2019	3,540,000
8,000,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	8,000,000
270,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (GTD by FHLMC), 1.430%, 2/7/2019	270,000
5,335,000		Pennsylvania State Turnpike Commission, Golden Blue (2018-029) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	5,335,000
100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.630%, 2/1/2019	100,000
89,130,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.440%, 2/7/2019	89,130,000
15,300,000		Pittsburgh, PA Water & Sewer Authority, (PUTTERs Series 5020) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.690%, 2/1/2019	15,300,000
10,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.550%, 2/7/2019	10,000,000
14,290,000		Washington County, PA Hospital Authority (Washington Hospital, PA), (Series 2007B) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.430%, 2/7/2019	14,290,000
		TOTAL	289,025,000
		Rhode Island—0.1%
5,200,000		Rhode Island State Health and Educational Building Corp. (Rhode Island School of Design), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.470%, 2/6/2019	5,200,000
		South Carolina—0.1%
4,005,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.450%, 2/6/2019	4,005,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—0.3%
$8,700,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Tender Option Bond Trust Receipts (Series 2018-XG0194) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.470%, 2/7/2019	$8,700,000
4,175,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.440%, 2/6/2019	4,175,000
		TOTAL	12,875,000
		Texas—12.6%
8,575,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/14/2019	8,575,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 1.520%, 2/7/2019	700,000
3,745,000		Denton, TX ISD, (Series 2018-XF0648) Weekly VRDNs, (GTD by Texas PSFG Program)/(Toronto Dominion Bank LIQ), 1.460%, 2/7/2019	3,745,000
3,705,000		Garland, TX ISD, (Texas PSFG Program LOC), 4.000%, 2/15/2019	3,708,446
17,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	17,000,000
9,860,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2009 C-2), CP, 1.770%, Mandatory Tender 2/8/2019	9,860,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.770%, Mandatory Tender 2/8/2019	30,000,000
51,090,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), (Series 2016C) Weekly VRDNs, 1.480%, 2/6/2019	51,090,000
4,225,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.650%, 2/1/2019	4,225,000
9,395,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 1.650%, 2/1/2019	9,395,000
4,640,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/11/2019	4,640,000
18,750,000		Houston, TX Combined Utility System, (Series 2004B-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.430%, 2/7/2019	18,750,000
3,500,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	3,500,000
400,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 2/7/2019	400,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total S.A.), 1.500%, 2/6/2019	$25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (GTD by Total S.A.), 1.500%, 2/6/2019	21,000,000
40,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.550%, Mandatory Tender 4/2/2019	40,000,000
55,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), CP, (State Street Bank and Trust Co. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.850%, Mandatory Tender 3/6/2019	55,000,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	4,000,000
5,450,000		Tarrant County, TX HFDC (Cook Children's Medical Center), (Series 2010B) Weekly VRDNs, 1.480%, 2/7/2019	5,450,000
75,000,000		Texas State, (Series 2018) TRANs, 4.000%, 8/29/2019	75,885,021
7,955,000		Texas State, Veterans Bonds (Series 2012B) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.570%, 2/6/2019	7,955,000
35,820,000		Texas State, Veterans Bonds (Series 2013B) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.570%, 2/6/2019	35,820,000
20,335,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.460%, 2/6/2019	20,335,000
24,985,000		Texas State, Veterans Bonds (Series 2018) Weekly VRDNs, (FHLB of Dallas LIQ), 1.450%, 2/6/2019	24,985,000
		TOTAL	481,018,467
		Utah—2.9%
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.600%, 2/7/2019	110,320,000
		Virginia—1.6%
1,890,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.500%, 2/6/2019	1,890,000
3,400,000		Fairfax County, VA IDA (Inova Health System), (Series 2018C) Weekly VRDNs, 1.400%, 2/7/2019	3,400,000
1,865,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.460%, 2/7/2019	1,865,000
1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 1.390%, 2/6/2019	1,500,000
1,550,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003E) Weekly VRDNs, 1.470%, 2/6/2019	1,550,000
1,000,000		Newport News, VA IDA (CNU Warwick LLC), (Series 2004) Weekly VRDNs, (Bank of America N.A. LOC), 1.450%, 2/7/2019	1,000,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$3,600,000		Norfolk, VA, (Series 2007) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.400%, 2/6/2019	$3,600,000
42,690,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank NA, New York LIQ), 1.630%, Optional Tender 2/14/2019	42,690,000
3,300,000		University of Virginia, Solar Eclipse (Series 2017-0017) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	3,300,000
1,300,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.460%, 2/7/2019	1,300,000
		TOTAL	62,095,000
		Washington—0.3%
5,700,000		King County, WA Sewer System, (Series 2001A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 1.430%, 2/6/2019	5,700,000
4,000,000		Seattle, WA, Solar Eclipse 2017-0039 TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/11/2019	4,000,000
		TOTAL	9,700,000
		West Virginia—0.8%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 2/7/2019	1,475,000
8,665,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.440%, 2/7/2019	8,665,000
20,000,000		West Virginia State Hospital Finance Authority (West Virginia University Health System), (2018 Series C) Weekly VRDNs, (TD Bank, N.A. LOC), 1.430%, 2/7/2019	20,000,000
		TOTAL	30,140,000
		Wisconsin—1.5%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	5,000,000
4,300,000		Pewaukee, WI School District BANs, 3.000%, 8/1/2019	4,312,470
2,495,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.540%, 2/7/2019	2,495,000
Semi-Annual Shareholder Report
20

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—continued
$45,900,000		Wisconsin State, Clippers (Series 2009-36) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.470%, 2/7/2019	$45,900,000
		TOTAL	57,707,470
		TOTAL INVESTMENT IN SECURITIES—101.3% (AT AMORTIZED COST)[2]	3,875,656,822
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[3]	(48,091,390)
		TOTAL NET ASSETS—100%	$3,827,565,432
At January 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of January 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report
21

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
PSFG	—Permanent School Fund Guarantee
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.010	0.006	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.002	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.010	0.008	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.010)	(0.006)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.010)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.72%	1.03%	0.77%	0.11%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%	0.21%	0.13%[4]	0.08%[4]	0.10%[4]
Net investment income	1.42%[3]	1.03%	0.57%	0.08%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.08%[3]	0.09%	0.09%	0.17%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,576,013	$3,054,475	$2,270,120	$4,088,135	$5,295,667	$5,272,724
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 1/31/2019[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Distributions from net realized gain	—
TOTAL DISTRIBUTIONS	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.05%
Ratios to Average Net Assets:
Net expenses	0.00%[4]
Net investment income	0.78%[4]
Expense waiver/reimbursement	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to January 31, 2019. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.008	0.003	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.002	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.008	0.005	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.008)	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.59%	0.78%	0.52%	0.03%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.46%[3]	0.46%	0.46%	0.20%[4]	0.08%[4]	0.10%[4]
Net investment income	1.17%[3]	0.75%	0.31%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.08%[3]	0.09%	0.09%	0.34%	0.46%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$251,552	$297,390	$228,340	$584,889	$1,179,326	$1,241,451
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.20%, 0.08% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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25

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$3,875,656,822
Cash		7,278,326
Income receivable		12,987,333
Receivable for shares sold		2,935,187
TOTAL ASSETS		3,898,857,668
Liabilities:
Payable for investments purchased	$44,530,169
Payable for shares redeemed	25,387,848
Income distribution payable	1,209,478
Capital gain distribution payable	27,667
Payable for investment adviser fee (Note 4)	12,398
Payable for administrative fees (Note 4)	8,411
Payable for Directors'/Trustees' fees (Note 4)	3,948
Payable for other service fees (Note 4)	8,565
Accrued expenses (Note 4)	103,752
TOTAL LIABILITIES		71,292,236
Net assets for 3,827,559,879 shares outstanding		$3,827,565,432
Net Assets Consist of:
Paid-in capital		$3,827,540,396
Total distributable earnings		25,036
TOTAL NET ASSETS		$3,827,565,432
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$3,576,013,344 ÷ 3,576,008,154 shares outstanding, no par value, unlimited shares authorized		$1.00
Advisor Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$251,551,988 ÷ 251,551,625 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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26

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest		$29,826,197
Expenses:
Investment adviser fee (Note 4)	$3,656,205
Administrative fee (Note 4)	1,463,365
Custodian fees	60,827
Transfer agent fee	14,224
Directors'/Trustees' fees (Note 4)	14,090
Auditing fees	12,034
Legal fees	25,621
Portfolio accounting fees	110,360
Other service fees (Notes 2 and 4)	337,282
Share registration costs	62,735
Printing and postage	14,369
Miscellaneous (Note 4)	25,289
TOTAL EXPENSES	5,796,401
Waiver of investment adviser fee (Note 4)	(1,530,526)
Net expenses		4,265,875
Net investment income		25,560,322
Net realized gain on investments		45,883
Change in net assets resulting from operations		$25,606,205
See Notes which are an integral part of the Financial Statements
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27

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,560,322	$29,755,003
Net realized gain	45,883	36,537
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,606,205	29,791,540
Distributions to Shareholders (Note 2):
Wealth Shares	(24,044,282)	(28,555,763)
Advisor Shares	(0)[1]	—
Service Shares	(1,574,197)	(1,620,617)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,618,479)	(30,176,380)
Share Transactions:
Proceeds from sale of shares	3,477,232,874	6,647,032,248
Net asset value of shares issued to shareholders in payment of distributions declared	18,632,783	20,886,548
Cost of shares redeemed	(3,020,152,720)	(5,814,129,823)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	475,712,937	853,788,973
Change in net assets	475,700,663	853,404,133
Net Assets:
Beginning of period	3,351,864,769	2,498,460,636
End of period	$3,827,565,432	$3,351,864,769
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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28

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund's Advisor Shares commenced operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
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29

evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,530,526 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Wealth Shares	$28,158,996
Service Shares	1,590,490

Net realized gain
Wealth Shares	$396,767
Service Shares	30,127
Undistributed net investment income at July 31, 2018, was $4,847.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$337,282
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30

For the six months ended January 31, 2019, the Fund's Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	3,245,971,931	$3,245,971,931	6,128,610,442	$6,128,610,442
Shares issued to shareholders in payment of distributions declared	17,572,584	17,572,584	20,104,840	20,104,840
Shares redeemed	(2,741,995,333)	(2,741,995,333)	(5,364,010,734)	(5,364,010,734)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	521,549,182	$521,549,182	784,704,548	$784,704,548

	Period Ended 1/31/2019[1]		Year Ended 7/31/2018
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	100	$100	—	$—

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	231,260,843	$231,260,843	518,421,806	$518,421,806
Shares issued to shareholders in payment of distributions declared	1,060,199	1,060,199	781,708	781,708
Shares redeemed	(278,157,387)	(278,157,387)	(450,119,089)	(450,119,089)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(45,836,345)	$(45,836,345)	69,084,425	$69,084,425
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	475,712,937	$475,712,937	853,788,973	$853,788,973
1	Reflects the period from January 18, 2019 (date of initial investment) to January 31, 2019.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $1,530,526 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $2,333 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended January 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $903,415,000 and $909,675,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
6. Subsequent event
Effective May 31, 2019, the Fund will change its fiscal year end from July 31 to May 31.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,007.20	$1.06
Advisor Shares	$1,000	$1,000.50	$0.00[2,3]
Service Shares	$1,000	$1,005.90	$2.33
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.10	$1.07
Advisor Shares	$1,000	$1,025.20	$0.00[2,3]
Service Shares	$1,000	$1,022.90	$2.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Advisor Shares	0.00%
Service Shares	0.46%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Advisor Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
3	“Actual” expense information for the Fund's Advisor Shares is for the period from January 18, 2019 (start of performance) to January 31, 2019 Actual expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by 14/365 (to reflect the period from initial investment to period end. “Hypothetical” expense information for Advisor Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
Federated Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450202 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Wealth | TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

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Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.6%
Municipal Notes	22.1%
Commercial Paper	9.6%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.4%
8-30 Days	7.5%
31-90 Days	17.8%
91-180 Days	6.5%
181 Days or more	5.1%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.3%
		Alabama—5.5%
$24,220,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 1.710%, 2/1/2019	$24,220,000
11,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.710%, 2/1/2019	11,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.410%, 2/6/2019	40,000,000
37,850,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 1.710%, 2/1/2019	37,850,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.710%, 2/1/2019	4,100,000
11,680,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 1.710%, 2/1/2019	11,680,000
35,000,000		Mobile, AL IDB (Alabama Power Co.), PCR Bonds (Series 2007B) Weekly VRDNs, 1.410%, 2/6/2019	35,000,000
2,000,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.430%, 2/7/2019	2,000,000
18,440,000		Tuscaloosa County, AL IDA (Hunt Refining Co.), (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.430%, 2/7/2019	18,440,000
24,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 1.530%, 2/7/2019	24,810,000
		TOTAL	209,100,000
		Arizona—0.4%
11,210,000		Mesa, AZ Utility System, Solar Eclipse (2017-0026) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	11,210,000
3,835,000		Pima County, AZ IDA (Wasatch Pool Holdings IV, LLC), (Series 2001: Eastside Place Apartments) Weekly VRDNs, (FNMA LOC), 1.450%, 2/7/2019	3,835,000
		TOTAL	15,045,000
		California—3.9%
46,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.550%, 2/7/2019	46,000,000
10,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006D), CP, 1.830%, Mandatory Tender 3/14/2019	10,000,000
12,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 1.600%, Mandatory Tender 6/11/2019	12,000,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$15,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 1.800%, Mandatory Tender 3/6/2019	$15,500,000
45,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-1), CP, 1.800%, Mandatory Tender 2/12/2019	45,000,000
19,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2009B-3), CP, 1.800%, Mandatory Tender 2/12/2019	19,000,000
		TOTAL	147,500,000
		Colorado—3.2%
5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	5,185,000
9,910,000		Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/18/2019	9,910,000
6,345,000		Colorado State Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group), (Series 2018-XF0667) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.460%, 2/7/2019	6,345,000
50,000,000		Colorado State, Education Loan Program (Series B) TRANs, 3.000%, 6/27/2019	50,279,833
6,685,000		Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/7/2019	6,685,000
25,000,000		Lower Colorado River Authority Transmission Services Corp., RBC Muni Products (Series E-128) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	25,000,000
8,110,000		University of Colorado, RBC Muni Products (Series E-123) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	8,110,000
10,935,000		University of Colorado, Solar Eclipse (Series 2017-0065) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/22/2019	10,935,000
		TOTAL	122,449,833
		Connecticut—0.9%
2,105,000		Connecticut State Health & Educational Facilities (CIL Community Resources, Inc.), (Series A) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.460%, 2/7/2019	2,105,000
345,000		Connecticut State HFA (CIL Realty), (Series 2010) Weekly VRDNs, (HSBC Bank USA, N.A. LOC), 1.460%, 2/7/2019	345,000
30,000,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	30,000,000
		TOTAL	32,450,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		District of Columbia—0.2%
$4,985,000		District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	$4,985,000
3,990,000		District of Columbia, Solar Eclipse (Series 2017-0035) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	3,990,000
		TOTAL	8,975,000
		Florida—9.3%
6,465,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	6,465,000
31,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 1.720%, Mandatory Tender 4/2/2019	31,905,000
5,000,000		Florida State Board of Education Public Education (Florida State), Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/4/2019	5,000,000
10,805,000		Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 5/2/2019	10,805,000
11,000,000		Florida State, Solar Eclipse TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	11,000,000
3,670,000		JEA, FL Electric System, (Series 2008 D) Daily VRDNs, (U.S. Bank, N.A. LIQ), 1.650%, 2/1/2019	3,670,000
20,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.540%, 2/6/2019	20,000,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 1.880%, Mandatory Tender 3/11/2019	35,960,000
13,990,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 1.660%, 2/1/2019	13,990,000
9,100,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 1.680%, 2/1/2019	9,100,000
17,995,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 1.580%, 2/7/2019	17,995,000
6,410,000		Miami-Dade County, FL, RBC (Series E-70) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	6,410,000
1,750,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs, (SunTrust Bank LOC), 1.450%, 2/6/2019	1,750,000
4,200,000		Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs, (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.560%, 2/7/2019	4,200,000
5,325,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.450%, 2/6/2019	5,325,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$20,000,000		Orlando & Orange County Expressway Authority, FL (Central Florida Expressway Authority), RBC Muni Trust (Series E-62) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	$20,000,000
17,480,000		Orlando, FL Contract Tourist Development (Orlando, FL), Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.490%, 2/7/2019	17,480,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.730%, 2/7/2019	16,500,000
49,250,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 1.680%, 2/1/2019	49,250,000
10,600,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010A) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.440%, 2/7/2019	10,600,000
20,175,000		Sunshine State Governmental Finance Commission, FL (Miami-Dade County, FL), (Series 2010B) Weekly VRDNs, (MUFG Union Bank, N.A. LOC), 1.440%, 2/7/2019	20,175,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, Mandatory Tender 4/18/2019	18,000,000
21,000,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), Tender Option Bond Trust (Series 2018-BAML7001) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 2/7/2019	21,000,000
		TOTAL	356,580,000
		Georgia—3.2%
17,075,000		Fulton County, GA Development Authority (Children's Healthcare of Atlanta, Inc.), (Series 2008) Weekly VRDNs, (PNC Bank, N.A. LIQ), 1.450%, 2/6/2019	17,075,000
24,395,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) TOBs, (U.S. Bank, N.A. LIQ), 1.630%, Optional Tender 3/28/2019	24,395,000
4,915,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 1.470%, 2/7/2019	4,915,000
54,410,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 1.530%, Optional Tender 2/1/2019	54,410,000
10,000,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 1.530%, Optional Tender 2/1/2019	10,000,000
7,485,000		Metropolitan Atlanta Rapid Transit Authority, GA, Solar Eclipse (Series 2017-0047) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/14/2019	7,485,000
5,470,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Bank of Montreal LOC), 1.420%, 2/6/2019	5,470,000
		TOTAL	123,750,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Hawaii—0.5%
$8,845,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.880%, 2/7/2019	$8,845,000
8,625,000		Hawaii State, Solar Eclipse (3a-7) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/18/2019	8,625,000
		TOTAL	17,470,000
		Idaho—0.5%
11,000,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 1.700%, Optional Tender 2/1/2019	11,000,000
7,500,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 1.700%, Optional Tender 5/1/2019	7,500,000
		TOTAL	18,500,000
		Illinois—5.1%
53,400,000		Chicago, IL Board of Education, PUTTERs (3a-7) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.720%, 2/1/2019	53,400,000
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.490%, 2/7/2019	600,000
1,850,000		Chicago, IL O'Hare International Airport, (Series 2005C) Weekly VRDNs, (Bank of America N.A. LOC), 1.410%, 2/6/2019	1,850,000
5,715,000		Chicago, IL O'Hare International Airport, Tender Option Bond Trust Receipts (Series 2019-XF0736) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.460%, 2/7/2019	5,715,000
45,000,000		Chicago, IL, (Series E), CP, (Bank of America N.A. LOC), 1.720%, Mandatory Tender 5/23/2019	45,000,000
2,500,000		Illinois Development Finance Authority (Chicago Horticultural Society), (Series 1999) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.420%, 2/6/2019	2,500,000
21,000,000		Illinois Development Finance Authority IDB (Lyric Opera of Chicago) Weekly VRDNs, (BMO Harris Bank, N.A. LOC)/(JPMorgan Chase Bank, N.A. LOC)/(Northern Trust Co., Chicago, IL LOC), 1.480%, 2/6/2019	21,000,000
8,800,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.500%, 2/6/2019	8,800,000
3,950,000		Illinois Finance Authority (Chicago Horticultural Society), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.420%, 2/6/2019	3,950,000
6,450,000		Illinois International Port District, (Series 2003) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.310%, 2/1/2019	6,450,000
46,000,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.510%, 2/7/2019	46,000,000
		TOTAL	195,265,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—2.5%
$9,640,000		Indiana State Finance Authority (Ascension Health Alliance Senior Credit Group), (Series 2008E-4) Weekly VRDNs, 1.380%, 2/6/2019	$9,640,000
54,075,000		Indiana State Finance Authority (Ascension Health Alliance Senior Credit Group), (Series 2008E-5) Weekly VRDNs, 1.380%, 2/6/2019	54,075,000
8,445,000		Indiana State Finance Authority Environmental (Duke Energy Indiana, Inc.), (Series 2010A-2), 3.375%, 3/1/2019	8,456,429
13,565,000		Indiana State Finance Authority Health System (Sisters of St. Francis Health Services, Inc.), (Series 2008F) Weekly VRDNs, (Bank of New York Mellon LOC), 1.470%, 2/7/2019	13,565,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs, (AgriBank FCB LOC), 1.490%, 2/7/2019	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs, (AgriBank FCB LOC), 1.490%, 2/7/2019	6,500,000
		TOTAL	96,271,429
		Iowa—0.8%
31,400,000		Iowa Finance Authority (Cargill, Inc.), Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs, 1.450%, 2/7/2019	31,400,000
		Kansas—0.1%
5,000,000		Wyandotte County, KS USD 500, RBC Muni Products (Series 2018 G-23) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	5,000,000
		Kentucky—0.4%
14,245,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.390%, 2/1/2019	14,245,000
		Louisiana—3.0%
50,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 1.500%, 2/6/2019	50,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA (Isidore Newman School), (Series 2002) Weekly VRDNs, (FHLB of Dallas LOC), 1.340%, 2/6/2019	12,000,000
1,080,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 1.340%, 2/6/2019	1,080,000
18,340,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2009A) Weekly VRDNs, 1.390%, 2/6/2019	18,340,000
13,125,000		Louisiana Public Facilities Authority (Touro Infirmary), (Series 2019-BAML7003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.470%, 2/7/2019	13,125,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	4,335,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$17,450,000		St. James Parish, LA (NuStar Logistics LP), (Series 2011) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.430%, 2/6/2019	$17,450,000
		TOTAL	116,330,000
		Maryland—0.6%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, Optional Tender 7/1/2019	5,000,000
1,070,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.340%, 2/5/2019	1,070,000
4,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs, (TD Bank, N.A. LOC), 1.380%, 2/6/2019	4,600,000
4,960,000		Maryland State Transportation Authority, Solar Eclipse 2017-0041 TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/25/2019	4,960,000
6,655,000		University System of Maryland, Solar Eclipse (Series 2017-0023) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	6,655,000
		TOTAL	22,285,000
		Massachusetts—1.5%
995,000		Billerica, MA, Solar Eclipse (2017-0027) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/7/2019	995,000
500,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs, (Citibank NA, New York LIQ), 1.400%, 2/7/2019	500,000
20,000,000		Commonwealth of Massachusetts, (Series A) RANs, 4.000%, 4/25/2019	20,104,301
6,120,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.460%, 2/7/2019	6,120,000
3,000,000		Gardner, MA BANs, 2.750%, 6/28/2019	3,009,474
11,200,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.470%, 2/7/2019	11,200,000
3,175,000		Massachusetts Development Finance Agency (CIL Realty of Massachusetts), (Series 2013) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 2/7/2019	3,175,000
3,870,000		Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/21/2019	3,870,000
500,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs, (Citibank NA, New York LIQ), 1.450%, 2/7/2019	500,000
1,100,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.450%, 2/7/2019	1,100,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$875,000		Massachusetts State Development Finance Agency (Governor Dummer Academy), (Series 2006) Weekly VRDNs, (TD Bank, N.A. LOC), 1.430%, 2/6/2019	$875,000
2,000,000		Massachusetts State Development Finance Agency (Partners Healthcare Systems), RBC Muni Products (Series 2019 E-130) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	2,000,000
3,015,000		Massachusetts State Health & Educational Facility (Massachusetts Institute of Technology), Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs, (Bank of America N.A. LIQ), 1.440%, 2/7/2019	3,015,000
		TOTAL	56,463,775
		Michigan—5.6%
60,300,000		Eastern Michigan University Board of Regents, Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 1.470%, 2/7/2019	60,300,000
5,000,000		Eastern Michigan University Board of Regents, Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.480%, 2/7/2019	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2650) Weekly VRDNs, (Citibank NA, New York LIQ)/(Michigan School Bond Qualification and Loan Program COL), 1.550%, 2/7/2019	4,000,000
740,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 1.460%, 2/7/2019	740,000
3,100,000		Michigan Job Development Authority (Andersons, Inc. (The)), (Series 1985) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.520%, 2/6/2019	3,100,000
18,000,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 1.810%, Optional Tender 3/1/2019	18,000,000
270,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.440%, 2/7/2019	270,000
8,050,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 1.680%, 2/1/2019	8,050,000
50,000,000		Michigan State University Board of Trustees, (Series E-127) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.720%, 2/1/2019	50,000,000
400,000		Michigan Strategic Fund (Kroger Co.), (Series 2010) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.470%, 2/7/2019	400,000
3,105,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.390%, 2/1/2019	3,105,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$1,260,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.530%, 2/7/2019	$1,260,000
23,800,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.530%, 2/7/2019	23,800,000
33,660,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.530%, 2/7/2019	33,660,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2651) Weekly VRDNs, (Citibank NA, New York LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 1.550%, 2/7/2019	4,000,000
		TOTAL	215,685,000
		Minnesota—0.9%
4,635,000		Andover, MN (Presbyterian Homes of Andover, Inc.), (Series 2003) Weekly VRDNs, (FNMA LOC), 1.430%, 2/7/2019	4,635,000
1,760,000		Bloomington, MN (Presbyterian Homes, Inc.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 1.430%, 2/7/2019	1,760,000
6,890,000		Minneapolis, MN (Symphony Place) Weekly VRDNs, (FHLMC LOC), 1.490%, 2/7/2019	6,890,000
550,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority (Allina Health System, MN), (Series 2009B-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.600%, 2/1/2019	550,000
1,980,000		Minnesota State Public Facilities Authority Revolving Fund Revenue, (Series A), 5.000%, 3/1/2019	1,985,454
3,940,000		Plymouth, MN (Parkside Apartments), (Series 2003) Weekly VRDNs, (FNMA LOC), 1.430%, 2/7/2019	3,940,000
9,905,000		St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	9,905,000
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 1.510%, 2/7/2019	2,642,000
		TOTAL	32,307,454
		Mississippi—0.2%
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 1.550%, 2/7/2019	8,150,000
		Missouri—1.5%
6,430,000		Buchanan County, MO Solid Waste Disposal (Lifeline Foods LLC), (Series 2009B) Weekly VRDNs, (Commerce Bank, N.A., Kansas City LOC), 1.450%, 2/7/2019	6,430,000
4,965,000		Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	4,965,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Missouri—continued
$4,000,000		Missouri State HEFA (BJC Health System, MO), Tender Option Bond Trust Receipts (Series 2018-XF0678) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.460%, 2/7/2019	$4,000,000
40,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.490%, 2/7/2019	40,000,000
		TOTAL	55,395,000
		Multi-State—7.0%
121,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 1.500%, 2/7/2019	121,400,000
47,100,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.480%, 2/7/2019	47,100,000
98,900,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.510%, 2/7/2019	98,900,000
		TOTAL	267,400,000
		Nevada—1.6%
5,000,000		Clark County, NV, Solar Eclipse (Series 2017-0025) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/22/2019	5,000,000
10,000,000		Las Vegas, NV Convention & Visitors Authority, Tender Option Bond Trust Receipts (Series 2018-XG0199) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.510%, 2/7/2019	10,000,000
7,990,000		Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/7/2019	7,990,000
16,740,000		Reno, NV Hospital Revenue Bonds (Renown Regional Medical Center), (Series 2008B) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.420%, 2/6/2019	16,740,000
20,110,000		Reno, NV Hospital Revenue Bonds (Renown Regional Medical Center), (Series 2009B) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 1.420%, 2/6/2019	20,110,000
		TOTAL	59,840,000
		New Jersey—3.6%
27,395,000		Belmar, NJ BANs, 2.625%, 2/8/2019	27,400,296
13,097,500		Belmar, NJ BANs, 3.250%, 2/7/2020	13,248,907
9,948,933		Carlstadt, NJ BANs, 2.625%, 7/26/2019	9,982,845
10,750,000		Carteret, NJ BANs, 2.750%, 2/1/2019	10,750,000
1,433,750		Chatham Boro, NJ BANs, 2.750%, 5/24/2019	1,436,984
3,942,500		Cranbury Township, NJ BANs, 2.750%, 5/23/2019	3,951,900
6,000,000		Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.470%, 2/7/2019	6,000,000
3,096,000		Franklin Lakes, NJ BANs, 3.000%, 10/24/2019	3,114,032
1,962,000		Haworth Borough, NJ BANs, 2.500%, 2/22/2019	1,962,887
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$4,435,625		Lacey Township, NJ BANs, 3.000%, 5/24/2019	$4,449,630
2,315,000		Lyndhurst Township, NJ BANs, 2.500%, 2/8/2019	2,315,349
8,395,000		Lyndhurst Township, NJ BANs, 3.000%, 2/7/2020	8,468,792
6,930,000		New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs, (Bank of America N.A. LIQ), 1.450%, 2/7/2019	6,930,000
11,265,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Stage Trust (Series 2011-28C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.700%, Optional Tender 6/15/2019	11,265,000
3,886,000		Palmyra Borough, NJ, (2018 Series A) BANs, 3.250%, 12/17/2019	3,916,514
6,470,250		Red Bank, NJ BANs, 3.250%, 12/11/2019	6,521,770
2,876,013		Tenafly, NJ BANs, 2.750%, 5/31/2019	2,882,905
4,185,000		Tewksbury Township, NJ BANs, 2.750%, 5/28/2019	4,196,083
4,689,000		Vernon Township, NJ BANs, 3.000%, 9/13/2019	4,716,913
3,757,151		Waldwick, NJ BANs, 2.750%, 7/26/2019	3,772,161
1,715,130		Westampton, NJ BANs, 2.750%, 6/6/2019	1,719,159
		TOTAL	139,002,127
		New York—6.6%
18,525,000		Candor, NY CSD BANs, 2.750%, 4/3/2019	18,553,977
13,000,000		Copiague, NY Union Free School District TANs, 2.750%, 6/25/2019	13,043,082
7,627,000		Corning, NY City School District, (Series B) BANs, 2.750%, 8/15/2019	7,660,983
4,000,000		East Williston, NY Union Free School District TANs, 2.750%, 6/25/2019	4,013,252
3,317,500		Guilderland, NY CSD BANs, 2.750%, 7/12/2019	3,328,973
4,697,462		Kingston, NY, (Series B) BANs, 3.000%, 8/27/2019	4,718,486
3,460,957		Lakeland, NY CSD of Shrub Oak BANs, 2.750%, 8/23/2019	3,477,010
32,500,000		MTA Transportation Revenue, RBC Muni Products (Series E-126) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	32,500,000
21,190,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Eagles (Series 2017-0004) Weekly VRDNs, (Build America Mutual Assurance LOC)/(Citibank NA, New York LIQ), 1.510%, 2/7/2019	21,190,000
8,985,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.550%, 2/7/2019	8,985,000
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XF0623) Weekly VRDNs, (Toronto Dominion Bank LIQ), 1.550%, 2/7/2019	10,000,000
9,000,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.650%, 2/1/2019	9,000,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$13,300,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.630%, 2/1/2019	$13,300,000
10,000,000		New York City, NY Transitional Finance Authority, (2019 Subseries A-4) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.630%, 2/1/2019	10,000,000
2,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.420%, 2/7/2019	2,000,000
750,000		New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs, (Bank of America N.A. LOC), 1.650%, 2/1/2019	750,000
8,965,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 1.650%, 2/1/2019	8,965,000
9,015,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 1.620%, 2/1/2019	9,015,000
5,200,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 1.630%, 2/1/2019	5,200,000
2,500,000		New York City, NY, Fiscal 2018 (Subseries B-4) Daily VRDNs, (Barclays Bank PLC LIQ), 1.630%, 2/1/2019	2,500,000
16,500,000		New York City, NY, RBC Muni Products (Series E-118) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.700%, 2/1/2019	16,500,000
2,202,791		Ossining (Town of), NY BANs, 2.625%, 8/16/2019	2,210,728
5,200,000		Oyster Bay-East Norwich, NY CSD TANs, 3.000%, 6/26/2019	5,222,369
2,470,000		Pine Bush, NY CSD BANs, 2.750%, 8/29/2019	2,480,395
10,000,000		Sewanhaka, NY Central High School District TANs, 2.750%, 6/21/2019	10,032,200
7,425,857		Sleepy Hollow, NY, (Series A) BANs, 3.250%, 11/21/2019	7,484,096
5,458,779		Union, NY BANs, 2.750%, 2/28/2019	5,461,859
7,500,000		Victor, NY CSD, (Series B) BANs, 3.000%, 6/28/2019	7,529,505
3,630,000		Webster, NY BANs, 2.750%, 7/9/2019	3,643,094
5,162,200		Webutuck, NY CSD, (2018 Series A) BANs, 2.750%, 8/23/2019	5,186,144
		TOTAL	253,951,153
		North Carolina—0.6%
4,805,000		Greensboro, NC Enterprise System, Solar Eclipse (Series 2017-0045) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/21/2019	4,805,000
5,585,000		Mecklenburg County, NC, Solar Eclipse (Series 2017-0052) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	5,585,000
11,015,000		North Carolina State Capital Improvement (North Carolina State), Stage Trust (Series 2011-136C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.700%, Optional Tender 7/25/2019	11,015,000
3,000,000		North Carolina State, (Series A), 5.000%, 3/1/2019	3,008,263
		TOTAL	24,413,263
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—3.6%
$4,250,000		Avon, OH Water System BANs, 3.000%, 1/30/2020	$4,289,309
10,000,000		Cleveland, OH Water (Cleveland, OH Department of Public Utilities), RBC Municipal Products Floater Certificates (Series E-119) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	10,000,000
9,265,000		Delaware, OH BANs, 3.000%, 4/10/2019	9,284,489
4,000,000		Euclid, OH City School District, (RBC Muni Products G-39) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	4,000,000
4,730,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.470%, 2/7/2019	4,730,000
420,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 1.430%, 2/7/2019	420,000
17,500,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 1.700%, Optional Tender 2/1/2019	17,500,000
11,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 1.700%, Optional Tender 5/1/2019	11,000,000
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	23,640,000
13,295,000		Montgomery County, OH Hospital Authority (Premier Health Partners Obligated Group), PUTTERs (Series 5023) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.690%, 2/1/2019	13,295,000
4,450,000		Ohio State Air Quality Development Authority (Ohio Valley Electric Corp.), (Series 2009D) Weekly VRDNs, (MUFG Bank Ltd. LOC), 1.420%, 2/6/2019	4,450,000
15,410,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	15,410,000
5,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.630%, Optional Tender 6/3/2019	5,000,000
2,180,000		Ohio Water Development Authority, (Series 2016A) Weekly VRDNs, (BMO Harris Bank, N.A. LIQ), 1.430%, 2/6/2019	2,180,000
1,895,000		Parma Heights, OH BANs, (GTD by Ohio State), 3.000%, 7/17/2019	1,903,868
8,643,000		Tipp City, OH, (Series A) BANs, 2.125%, 2/13/2019	8,644,185
3,625,000		Wooster, OH (West View Manor), Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.560%, 2/7/2019	3,625,000
		TOTAL	139,371,851
		Oklahoma—0.4%
13,500,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.780%, 2/7/2019	13,500,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oklahoma—continued
$3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 2/7/2019	$3,410,000
		TOTAL	16,910,000
		Oregon—0.3%
12,065,000		Clackamas County, OR School District No. 7J (Lake Oswego), Solar Eclipse (2017-0053) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/28/2019	12,065,000
		Pennsylvania—7.6%
2,400,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Cincinnati LOC), 1.500%, 2/7/2019	2,400,000
5,370,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.700%, 2/1/2019	5,370,000
46,380,000		Allegheny County, PA HDA (UPMC Health System), (Series E-111) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.700%, 2/1/2019	46,380,000
2,100,000		Allegheny County, PA HDA (UPMC Health System), PUTTERs (Series 5011) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.690%, 2/1/2019	2,100,000
4,500,000		Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.460%, 2/7/2019	4,500,000
2,600,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.460%, 2/7/2019	2,600,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (GTD by Citibank NA, New York)/(Citibank NA, New York LIQ), 1.490%, 2/7/2019	4,490,000
10,000,000		Berks County, PA Municipal Authority (Tower Health), Golden Blue (Series 2018-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	10,000,000
2,715,000		Bucks County, PA IDA (Grand View Hospital), (Series A of 2008) Weekly VRDNs, (TD Bank, N.A. LOC), 1.420%, 2/7/2019	2,715,000
11,875,000		Butler County, PA General Authority (Hampton Township School District, PA), (Series 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.440%, 2/7/2019	11,875,000
4,955,000		Commonwealth of Pennsylvania, (Series 2018-XG0180) Weekly VRDNs, (Bank of America N.A. LIQ), 1.410%, 2/7/2019	4,955,000
1,000,000		Commonwealth of Pennsylvania, (Series 2018-ZM0650) Weekly VRDNs, (Bank of America N.A. LIQ), 1.640%, 2/7/2019	1,000,000
32,800,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 1.500%, 2/6/2019	32,800,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$7,080,000		Franklin County, PA IDA (Chambersburg Hospital), Stage Trust (Series 2010-01C) TOBs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.700%, Optional Tender 7/25/2019	$7,080,000
4,795,000		Geisinger Authority, PA Health System (Geisinger Health System), Stage Trust (Series 2011-69C) TOBs, (Wells Fargo Bank, N.A. LIQ), 1.700%, Optional Tender 7/25/2019	4,795,000
3,540,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.430%, 2/7/2019	3,540,000
8,000,000		Lehigh County, PA General Purpose Authority (St. Luke's University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	8,000,000
270,000		Pennsylvania HFA (Foxwood Manor Apartments), (Series 2008-O) Weekly VRDNs, (GTD by FHLMC), 1.430%, 2/7/2019	270,000
5,335,000		Pennsylvania State Turnpike Commission, Golden Blue (2018-029) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	5,335,000
100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.630%, 2/1/2019	100,000
89,130,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 1.440%, 2/7/2019	89,130,000
15,300,000		Pittsburgh, PA Water & Sewer Authority, (PUTTERs Series 5020) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.690%, 2/1/2019	15,300,000
10,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 1.550%, 2/7/2019	10,000,000
14,290,000		Washington County, PA Hospital Authority (Washington Hospital, PA), (Series 2007B) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.430%, 2/7/2019	14,290,000
		TOTAL	289,025,000
		Rhode Island—0.1%
5,200,000		Rhode Island State Health and Educational Building Corp. (Rhode Island School of Design), (Series 2008) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.470%, 2/6/2019	5,200,000
		South Carolina—0.1%
4,005,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (SunTrust Bank LOC), 1.450%, 2/6/2019	4,005,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—0.3%
$8,700,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Tender Option Bond Trust Receipts (Series 2018-XG0194) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.470%, 2/7/2019	$8,700,000
4,175,000		Sevier County, TN Public Building Authority (Sevier County, TN), Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs, (Bank of America N.A. LOC), 1.440%, 2/6/2019	4,175,000
		TOTAL	12,875,000
		Texas—12.6%
8,575,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/14/2019	8,575,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 1.520%, 2/7/2019	700,000
3,745,000		Denton, TX ISD, (Series 2018-XF0648) Weekly VRDNs, (GTD by Texas PSFG Program)/(Toronto Dominion Bank LIQ), 1.460%, 2/7/2019	3,745,000
3,705,000		Garland, TX ISD, (Texas PSFG Program LOC), 4.000%, 2/15/2019	3,708,446
17,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Floating Rate Certificates (Series 2018-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.580%, 2/7/2019	17,000,000
9,860,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2009 C-2), CP, 1.770%, Mandatory Tender 2/8/2019	9,860,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 1.770%, Mandatory Tender 2/8/2019	30,000,000
51,090,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), (Series 2016C) Weekly VRDNs, 1.480%, 2/6/2019	51,090,000
4,225,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-1) Daily VRDNs, 1.650%, 2/1/2019	4,225,000
9,395,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 1.650%, 2/1/2019	9,395,000
4,640,000		Hays, TX Consolidated ISD, Solar Eclipse (Series 2017-0050) TOBs, (GTD by Texas PSFG Program)/(U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/11/2019	4,640,000
18,750,000		Houston, TX Combined Utility System, (Series 2004B-6) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.430%, 2/7/2019	18,750,000
3,500,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	3,500,000
400,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 2/7/2019	400,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total S.A.), 1.500%, 2/6/2019	$25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (GTD by Total S.A.), 1.500%, 2/6/2019	21,000,000
40,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.550%, Mandatory Tender 4/2/2019	40,000,000
55,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), CP, (State Street Bank and Trust Co. LIQ)/(Wells Fargo Bank, N.A. LIQ), 1.850%, Mandatory Tender 3/6/2019	55,000,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.460%, 2/7/2019	4,000,000
5,450,000		Tarrant County, TX HFDC (Cook Children's Medical Center), (Series 2010B) Weekly VRDNs, 1.480%, 2/7/2019	5,450,000
75,000,000		Texas State, (Series 2018) TRANs, 4.000%, 8/29/2019	75,885,021
7,955,000		Texas State, Veterans Bonds (Series 2012B) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.570%, 2/6/2019	7,955,000
35,820,000		Texas State, Veterans Bonds (Series 2013B) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.570%, 2/6/2019	35,820,000
20,335,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.460%, 2/6/2019	20,335,000
24,985,000		Texas State, Veterans Bonds (Series 2018) Weekly VRDNs, (FHLB of Dallas LIQ), 1.450%, 2/6/2019	24,985,000
		TOTAL	481,018,467
		Utah—2.9%
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.600%, 2/7/2019	110,320,000
		Virginia—1.6%
1,890,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.500%, 2/6/2019	1,890,000
3,400,000		Fairfax County, VA IDA (Inova Health System), (Series 2018C) Weekly VRDNs, 1.400%, 2/7/2019	3,400,000
1,865,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZF2619) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 1.460%, 2/7/2019	1,865,000
1,500,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003C) Weekly VRDNs, 1.390%, 2/6/2019	1,500,000
1,550,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003E) Weekly VRDNs, 1.470%, 2/6/2019	1,550,000
1,000,000		Newport News, VA IDA (CNU Warwick LLC), (Series 2004) Weekly VRDNs, (Bank of America N.A. LOC), 1.450%, 2/7/2019	1,000,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$3,600,000		Norfolk, VA, (Series 2007) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.400%, 2/6/2019	$3,600,000
42,690,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) TOBs, (Citibank NA, New York LIQ), 1.630%, Optional Tender 2/14/2019	42,690,000
3,300,000		University of Virginia, Solar Eclipse (Series 2017-0017) TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 2/28/2019	3,300,000
1,300,000		Virginia Small Business Financing Authority (Sentara Health Systems Obligation Group), Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.460%, 2/7/2019	1,300,000
		TOTAL	62,095,000
		Washington—0.3%
5,700,000		King County, WA Sewer System, (Series 2001A) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 1.430%, 2/6/2019	5,700,000
4,000,000		Seattle, WA, Solar Eclipse 2017-0039 TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 4/11/2019	4,000,000
		TOTAL	9,700,000
		West Virginia—0.8%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.460%, 2/7/2019	1,475,000
8,665,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Branch Banking & Trust Co. LOC), 1.440%, 2/7/2019	8,665,000
20,000,000		West Virginia State Hospital Finance Authority (West Virginia University Health System), (2018 Series C) Weekly VRDNs, (TD Bank, N.A. LOC), 1.430%, 2/7/2019	20,000,000
		TOTAL	30,140,000
		Wisconsin—1.5%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 TOBs, (U.S. Bank, N.A. LIQ), 1.560%, Optional Tender 3/14/2019	5,000,000
4,300,000		Pewaukee, WI School District BANs, 3.000%, 8/1/2019	4,312,470
2,495,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 1.540%, 2/7/2019	2,495,000
Semi-Annual Shareholder Report
20

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—continued
$45,900,000		Wisconsin State, Clippers (Series 2009-36) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.470%, 2/7/2019	$45,900,000
		TOTAL	57,707,470
		TOTAL INVESTMENT IN SECURITIES—101.3% (AT AMORTIZED COST)[2]	3,875,656,822
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[3]	(48,091,390)
		TOTAL NET ASSETS—100%	$3,827,565,432
At January 31, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of January 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Semi-Annual Shareholder Report
21

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
PSFG	—Permanent School Fund Guarantee
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.010	0.006	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.002	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.010	0.008	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.010)	(0.006)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.010)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.72%	1.03%	0.77%	0.11%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%	0.21%	0.13%[4]	0.08%[4]	0.10%[4]
Net investment income	1.42%[3]	1.03%	0.57%	0.08%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.08%[3]	0.09%	0.09%	0.17%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,576,013	$3,054,475	$2,270,120	$4,088,135	$5,295,667	$5,272,724
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08% and 0.10% for the years ended July 31, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$3,875,656,822
Cash		7,278,326
Income receivable		12,987,333
Receivable for shares sold		2,935,187
TOTAL ASSETS		3,898,857,668
Liabilities:
Payable for investments purchased	$44,530,169
Payable for shares redeemed	25,387,848
Income distribution payable	1,209,478
Capital gain distribution payable	27,667
Payable for investment adviser fee (Note 4)	12,398
Payable for administrative fees (Note 4)	8,411
Payable for Directors'/Trustees' fees (Note 4)	3,948
Payable for other service fees (Note 4)	8,565
Accrued expenses (Note 4)	103,752
TOTAL LIABILITIES		71,292,236
Net assets for 3,827,559,879 shares outstanding		$3,827,565,432
Net Assets Consist of:
Paid-in capital		$3,827,540,396
Total distributable earnings		25,036
TOTAL NET ASSETS		$3,827,565,432
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$3,576,013,344 ÷ 3,576,008,154 shares outstanding, no par value, unlimited shares authorized		$1.00
Advisor Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$251,551,988 ÷ 251,551,625 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest		$29,826,197
Expenses:
Investment adviser fee (Note 4)	$3,656,205
Administrative fee (Note 4)	1,463,365
Custodian fees	60,827
Transfer agent fee	14,224
Directors'/Trustees' fees (Note 4)	14,090
Auditing fees	12,034
Legal fees	25,621
Portfolio accounting fees	110,360
Other service fees (Notes 2 and 4)	337,282
Share registration costs	62,735
Printing and postage	14,369
Miscellaneous (Note 4)	25,289
TOTAL EXPENSES	5,796,401
Waiver of investment adviser fee (Note 4)	(1,530,526)
Net expenses		4,265,875
Net investment income		25,560,322
Net realized gain on investments		45,883
Change in net assets resulting from operations		$25,606,205
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,560,322	$29,755,003
Net realized gain	45,883	36,537
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,606,205	29,791,540
Distributions to Shareholders (Note 2):
Wealth Shares	(24,044,282)	(28,555,763)
Advisor Shares	(0)[1]	—
Service Shares	(1,574,197)	(1,620,617)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,618,479)	(30,176,380)
Share Transactions:
Proceeds from sale of shares	3,477,232,874	6,647,032,248
Net asset value of shares issued to shareholders in payment of distributions declared	18,632,783	20,886,548
Cost of shares redeemed	(3,020,152,720)	(5,814,129,823)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	475,712,937	853,788,973
Change in net assets	475,700,663	853,404,133
Net Assets:
Beginning of period	3,351,864,769	2,498,460,636
End of period	$3,827,565,432	$3,351,864,769
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. The financial highlights of the Advisor Shares and Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund's Advisor Shares commenced operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,530,526 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Wealth Shares	$28,158,996
Service Shares	1,590,490

Net realized gain
Wealth Shares	$396,767
Service Shares	30,127
Undistributed net investment income at July 31, 2018, was $4,847.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$337,282
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For the six months ended January 31, 2019, the Fund's Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	3,245,971,931	$3,245,971,931	6,128,610,442	$6,128,610,442
Shares issued to shareholders in payment of distributions declared	17,572,584	17,572,584	20,104,840	20,104,840
Shares redeemed	(2,741,995,333)	(2,741,995,333)	(5,364,010,734)	(5,364,010,734)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	521,549,182	$521,549,182	784,704,548	$784,704,548

	Period Ended 1/31/2019[1]		Year Ended 7/31/2018
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	100	$100	—	$—

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	231,260,843	$231,260,843	518,421,806	$518,421,806
Shares issued to shareholders in payment of distributions declared	1,060,199	1,060,199	781,708	781,708
Shares redeemed	(278,157,387)	(278,157,387)	(450,119,089)	(450,119,089)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(45,836,345)	$(45,836,345)	69,084,425	$69,084,425
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	475,712,937	$475,712,937	853,788,973	$853,788,973
1	Reflects the period from January 18, 2019 (date of initial investment) to January 31, 2019.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $1,530,526 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $2,333 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended January 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $903,415,000 and $909,675,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
6. Subsequent event
Effective May 31, 2019, the Fund will change its fiscal year end from July 31 to May 31.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,007.20	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.07
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
Federated Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report
37

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report
38

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report
39

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
41

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
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Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
40128 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Automated | TOAXX	Institutional | TOIXX	Service | TOSXX
	Capital | TOCXX	Trust | TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	56.1%
U.S. Treasury Securities	43.3%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.9%
8-30 Days	3.9%
31-90 Days	6.5%
91-180 Days	8.3%
181 Days or more	3.8%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—56.1%
$485,000,000	Interest in $500,000,000 joint repurchase agreement 2.450%, dated 12/27/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $503,062,500 on 3/27/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $511,249,512.	$485,000,000
625,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.460%, dated 1/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,002,050,000 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,022,091,016.	625,000,000
150,000,000	Repurchase agreement 2.580%, dated 1/30/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $150,010,750 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2023 and the market value of those underlying securities was $153,011,004.	150,000,000
200,000,000	Repurchase agreement 2.580%, dated 1/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $200,014,333 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $204,014,706.	200,000,000
2,000,000,000	Interest in $7,000,000,000 joint repurchase agreement 2.600%, dated 1/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $7,000,505,556 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $7,150,813,502.	2,000,000,000
1,720,000,000	Interest in $3,775,000,000 joint repurchase agreement 2.560%, dated 1/31/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $3,775,268,444 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $3,850,773,852.	1,720,000,000
500,000,000	Interest in $1,450,000,000 joint repurchase agreement 2.450%, dated 1/9/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,452,861,736 on 2/8/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $1,481,919,035.	500,000,000
Semi-Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement 2.560%, dated 1/31/2019 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,003,556 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 4/18/2019 and the market value of those underlying securities was $51,003,679.	$50,000,000
485,000,000	Interest in $500,000,000 joint repurchase agreement 2.440%, dated 1/2/2019 under which Bank of Montreal will repurchase securities provided as collateral for $501,084,444 on 2/4/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $511,002,474.	485,000,000
225,000,000	Interest in $250,000,000 joint repurchase agreement 2.440%, dated 1/15/2019 under which Bank of Montreal will repurchase securities provided as collateral for $251,220,000 on 3/29/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $255,276,534.	225,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 2.440%, dated 1/29/2019 under which Bank of Montreal will repurchase securities provided as collateral for $503,083,889 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $510,069,233.	475,000,000
250,000,000	Repurchase agreement 2.450%, dated 1/8/2019 under which Bank of Montreal will repurchase securities provided as collateral for $251,531,250 on 4/8/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $255,416,567.	250,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 2.390%, dated 1/29/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,232,361 on 2/5/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $510,101,612.	475,000,000
1,900,000,000	Repurchase agreement 2.570%, dated 1/31/2019 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,900,135,639 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $1,929,166,757.	1,900,000,000
Semi-Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,000,000	Repurchase agreement 2.570%, dated 1/31/2019 under which Citibank, N.A. will repurchase securities provided as collateral for $250,017,847 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $255,018,235.	$250,000,000
650,000,000	Repurchase agreement 2.570%, dated 1/31/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $650,046,403 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $663,047,427.	650,000,000
350,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.430%, dated 1/25/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,002,092,500 on 2/25/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,020,481,968.	350,000,000
2,000,000,000	Repurchase agreement 2.550%, dated 1/31/2019 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,141,667 on 2/1/2019. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2023 and the market value of those underlying securities was $2,116,406,270.	2,000,000,000
500,000,000	Interest in $1,100,000,000 joint repurchase agreement 2.570%, dated 1/31/2019 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,100,078,528 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $1,111,505,590.	500,000,000
200,000,000	Repurchase agreement 2.560%, dated 1/31/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $200,014,222 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 2/15/2045 and the market value of those underlying securities was $204,000,050.	200,000,000
300,000,000	Repurchase agreement 2.550%, dated 1/31/2019 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $300,021,250 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2027 and the market value of those underlying securities was $306,021,736.	300,000,000
Semi-Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,004,125	Repurchase agreement 2.570%, dated 1/31/2019 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $250,021,973 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $253,220,297.	$250,004,125
100,000,000	Repurchase agreement 2.570%, dated 1/31/2019 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $100,007,139 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $102,007,301.	100,000,000
1,500,000,000	Repurchase agreement 2.570%, dated 1/31/2019 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $1,500,107,083 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2025 and the market value of those underlying securities was $1,523,680,022.	1,500,000,000
1,350,000,000	Repurchase agreement 2.570%, dated 1/31/2019 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,350,096,375 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $1,377,098,373.	1,350,000,000
611,867,000	Repurchase agreement 2.590%, dated 1/31/2019 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $611,911,020 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $620,625,321.	611,867,000
195,455,000	Repurchase agreement 2.590%, dated 1/31/2019 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $195,469,062 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $199,272,750.	195,455,000
750,000,000	Repurchase agreement 2.570%, dated 1/31/2019 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $750,053,542 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $765,054,679.	750,000,000
Semi-Annual Shareholder Report
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$398,000,000		Interest in $3,000,000,000 joint repurchase agreement 2.570%, dated 1/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,214,167 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $3,071,159,427.	$398,000,000
87,323,000		Interest in $87,323,000 joint repurchase agreement 2.590%, dated 1/31/2019 under which United of Omaha Life Insurance Co. will repurchase securities provided as collateral for $87,329,282 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $88,963,083.	87,323,000
1,200,000,000		Repurchase agreement 2.580%, dated 1/31/2019 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,200,086,000 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $1,224,087,721.	1,200,000,000
		TOTAL REPURCHASE AGREEMENTS	20,232,649,125
		U.S. TREASURIES—43.3%
480,000,000	[1]	United States Treasury Bills, 2.175% - 2.176%, 2/14/2019	479,622,913
1,196,000,000	[1]	United States Treasury Bills, 2.180% - 2.318%, 2/7/2019	1,195,559,953
480,000,000	[1]	United States Treasury Bills, 2.183% - 2.185%, 2/21/2019	479,417,600
375,000,000	[1]	United States Treasury Bills, 2.240% - 2.241%, 3/7/2019	374,206,487
72,000,000	[1]	United States Treasury Bills, 2.332%, 4/4/2019	71,710,770
335,000,000	[1]	United States Treasury Bills, 2.400%, 4/18/2019	333,302,667
389,000,000	[1]	United States Treasury Bills, 2.425%, 4/25/2019	386,825,112
311,400,000	[1]	United States Treasury Bills, 2.430%, 5/2/2019	309,508,245
363,000,000	[1]	United States Treasury Bills, 2.450%, 5/9/2019	360,603,696
272,000,000	[1]	United States Treasury Bills, 2.450%, 7/25/2019	268,779,067
408,000,000	[1]	United States Treasury Bills, 2.460%, 7/18/2019	403,344,039
385,000,000	[1]	United States Treasury Bills, 2.465%, 5/16/2019	382,258,373
480,000,000	[1]	United States Treasury Bills, 2.470%, 7/11/2019	474,730,668
193,000,000	[1]	United States Treasury Bills, 2.505%, 7/5/2019	190,931,844
182,000,000	[1]	United States Treasury Bills, 2.515%, 1/30/2020	177,384,557
1,055,500,000	[2]	United States Treasury Floating Rate Notes, 2.389% (91-day T-Bill +0.000%), 2/5/2019	1,055,461,193
1,609,500,000	[2]	United States Treasury Floating Rate Notes, 2.422% (91-day T-Bill +0.033%), 2/5/2019	1,609,448,675
814,100,000	[2]	United States Treasury Floating Rate Notes, 2.432% (91-day T-Bill +0.043%), 2/5/2019	814,066,937
Semi-Annual Shareholder Report
7

Principal Amount			Value
		U.S. TREASURIES—continued
$854,500,000	[2]	United States Treasury Floating Rate Notes, 2.434% (91-day T-Bill +0.045%), 2/5/2019	$853,595,263
1,235,500,000	[2]	United States Treasury Floating Rate Notes, 2.437% (91-day T-Bill +0.048%), 2/5/2019	1,235,728,978
330,000,000	[2]	United States Treasury Floating Rate Notes, 2.459% (91-day T-Bill +0.070%), 2/5/2019	330,000,604
402,000,000	[2]	United States Treasury Floating Rate Notes, 2.504% (91-day T-Bill +0.115%), 2/5/2019	402,002,444
449,000,000		United States Treasury Notes, 1.125% - 1.375%, 2/28/2019	448,631,611
524,000,000		United States Treasury Notes, 1.250% - 1.500%, 5/31/2019	522,186,394
240,000,000		United States Treasury Notes, 1.250%, 3/31/2019	239,528,580
940,000,000		United States Treasury Notes, 1.250%, 4/30/2019	937,221,608
96,000,000		United States Treasury Notes, 1.250%, 6/30/2019	95,504,330
335,000,000		United States Treasury Notes, 1.500%, 10/31/2019	332,249,390
192,000,000		United States Treasury Notes, 1.500%, 11/30/2019	190,074,703
191,000,000		United States Treasury Notes, 1.625%, 7/31/2019	190,163,895
460,000,000		United States Treasury Notes, 3.625%, 8/15/2019	462,508,397
		TOTAL U.S. TREASURIES	15,606,558,993
		TOTAL INVESTMENT IN SECURITIES—99.4% (AT AMORTIZED COST)[3]	35,839,208,118
		OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	221,394,377
		TOTAL NET ASSETS—100%	$36,060,602,495
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,				Period Ended 7/31/2014[1]
		2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.010	0.002	0.000[2]	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.010	0.002	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.009)	(0.010)	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.009)	(0.010)	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.89%	1.03%	0.17%	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.47%[5]	0.42%	0.46%	0.28%	0.07%	0.06%[5]
Net investment income	1.77%[5]	1.02%	0.16%	0.01%	0.01%	0.03%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.10%	0.15%	0.36%	0.56%	0.62%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,217,198	$2,059,409	$1,435,990	$2,196,515	$1,762,114	$1,259,398
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.013	0.004	0.001	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.013	0.004	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.013)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.013)	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.04%	1.25%	0.44%	0.11%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.18%[3]	0.19%	0.20%	0.18%	0.07%	0.06%
Net investment income	2.06%[3]	1.24%	0.43%	0.11%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.11%[3]	0.10%	0.08%	0.11%	0.21%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,837,677	$25,992,845	$24,203,284	$23,141,953	$22,161,341	$17,466,664
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.010	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.010	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.010)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.010)	(0.002)	(0.000)1	(0.000)1	(0.000)1
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.91%	1.00%	0.21%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.43%[3]	0.44%	0.43%	0.27%	0.07%	0.06%
Net investment income	1.82%[3]	0.96%	0.22%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.11%[3]	0.10%	0.10%	0.27%	0.46%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,323,218	$3,584,885	$5,208,323	$3,864,431	$3,749,474	$4,053,950
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.012	0.003	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.012	0.003	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.010)	(0.012)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.012)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.99%	1.15%	0.34%	0.05%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.28%[3]	0.29%	0.30%	0.24%	0.07%	0.06%
Net investment income	1.96%[3]	1.12%	0.35%	0.05%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.11%[3]	0.10%	0.08%	0.15%	0.31%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,201,950	$1,114,276	$1,857,588	$802,172	$798,750	$581,661
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.008	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.008	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.008)	(0.008)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.008)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.79%	0.75%	0.08%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.68%[3]	0.69%	0.57%	0.27%	0.07%	0.06%
Net investment income	1.55%[3]	0.77%	0.09%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.11%[3]	0.10%	0.22%	0.51%	0.71%	0.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$480,559	$512,289	$909,570	$642,129	$630,384	$436,361
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in repurchase agreements	$20,232,649,125
Investment in securities	15,606,558,993
Investment in securities, at amortized cost and fair value		$35,839,208,118
Cash		202,415,652
Income receivable		24,012,997
Receivable for shares sold		67,121,851
TOTAL ASSETS		36,132,758,618
Liabilities:
Payable for shares redeemed	$27,068,228
Income distribution payable	42,324,399
Capital gain distribution payable	2,260
Payable for investment adviser fee (Note 4)	80,329
Payable for administrative fees (Note 4)	78,689
Payable for Directors'/Trustees' fees (Note 4)	44,649
Payable for distribution services fee (Note 4)	99,838
Payable for other service fees (Note 4)	1,539,528
Accrued expenses (Note 4)	918,203
TOTAL LIABILITIES		72,156,123
Net assets for 36,060,318,669 shares outstanding		$36,060,602,495
Net Assets Consist of:
Paid-in capital		$36,060,479,771
Total distributable earnings (loss)		122,724
TOTAL NET ASSETS		$36,060,602,495
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$2,217,198,359 ÷ 2,217,180,915 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$27,837,676,619 ÷ 27,837,457,249 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,323,217,941 ÷ 4,323,184,147 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$1,201,950,152 ÷ 1,201,940,683 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$480,559,424 ÷ 480,555,675 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest		$404,601,018
Expenses:
Investment adviser fee (Note 4)	$36,119,473
Administrative fee (Note 4)	14,449,309
Custodian fees	770,763
Transfer agent fee (Note 2)	1,208,695
Directors'/Trustees' fees (Note 4)	128,433
Auditing fees	12,658
Legal fees	7,300
Portfolio accounting fees	123,124
Distribution services fee (Note 4)	605,526
Other service fees (Notes 2 and 4)	8,608,585
Share registration costs	154,210
Printing and postage	120,650
Miscellaneous (Note 4)	103,788
TOTAL EXPENSES	62,412,514
Waiver:
Waiver of investment adviser fee (Note 4)	(20,091,521)
Net expenses		42,320,993
Net investment income		362,280,025
Net realized gain on investments		2,369
Change in net assets resulting from operations		$362,282,394
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$362,280,025	$418,671,538
Net realized gain	2,369	154,973
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	362,282,394	418,826,511
Distributions to Shareholders (Note 2):
Automated Shares	(19,863,479)	(14,578,243)
Institutional Shares	(289,544,687)	(341,151,187)
Service Shares	(37,971,662)	(39,012,076)
Capital Shares	(11,165,305)	(20,723,184)
Trust Shares	(3,750,411)	(3,319,821)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(362,295,544)	(418,784,511)
Share Transactions:
Proceeds from sale of shares	150,697,554,733	247,443,302,219
Net asset value of shares issued to shareholders in payment of distributions declared	138,872,530	158,129,256
Cost of shares redeemed	(148,039,515,731)	(247,952,525,142)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,796,911,532	(351,093,667)
Change in net assets	2,796,898,382	(351,051,667)
Net Assets:
Beginning of period	33,263,704,113	33,614,755,780
End of period	$36,060,602,495	$33,263,704,113
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
Semi-Annual Shareholder Report
19

the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized
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gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $20,091,521 is disclosed in Note 4. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$1,056,758
Institutional Shares	126,003
Service Shares	18,628
Capital Shares	5,127
Trust Shares	2,179
TOTAL	$1,208,695
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Automated Shares	$14,571,103
Institutional Shares	341,018,110
Service Shares	38,987,463
Capital Shares	20,713,785
Trust Shares	3,316,785

Net realized gain
Automated Shares	$7,140
Institutional Shares	133,077
Service Shares	24,613
Capital Shares	9,399
Trust Shares	3,036
Undistributed net investment income at July 31, 2018, was $66,474.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,261 of other service fees for the six months ended January 31, 2019. Subject to the terms
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described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$2,231,705
Service Shares	5,202,357
Capital Shares	568,997
Trust Shares	605,526
TOTAL	$8,608,585
For the six months ended January 31, 2019, the Fund's Institutional Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	2,455,926,502	$2,455,926,502	3,456,411,961	$3,456,411,961
Shares issued to shareholders in payment of distributions declared	19,436,043	19,436,043	14,095,985	14,095,985
Shares redeemed	(2,317,572,512)	(2,317,572,512)	(2,847,096,551)	(2,847,096,551)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	157,790,033	$157,790,033	623,411,395	$623,411,395

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	137,201,749,532	$137,201,749,532	226,135,893,648	$226,135,893,648
Shares issued to shareholders in payment of distributions declared	101,257,109	101,257,109	117,298,403	117,298,403
Shares redeemed	(135,458,162,763)	(135,458,162,763)	(224,463,679,550)	(224,463,679,550)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,844,843,878	$1,844,843,878	1,789,512,501	$1,789,512,501

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,336,755,962	$8,336,755,962	11,653,333,010	$11,653,333,010
Shares issued to shareholders in payment of distributions declared	12,491,755	12,491,755	13,334,635	13,334,635
Shares redeemed	(7,610,916,164)	(7,610,916,164)	(13,290,098,315)	(13,290,098,315)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	738,331,553	$738,331,553	(1,623,430,670)	$(1,623,430,670)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,093,872,338	$2,093,872,338	4,981,307,865	$4,981,307,865
Shares issued to shareholders in payment of distributions declared	4,432,210	4,432,210	12,231,036	12,231,036
Shares redeemed	(2,010,630,000)	(2,010,630,000)	(5,736,846,806)	(5,736,846,806)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	87,674,548	$87,674,548	(743,307,905)	$(743,307,905)
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	609,250,399	$609,250,399	1,216,355,735	$1,216,355,735
Shares issued to shareholders in payment of distributions declared	1,255,413	1,255,413	1,169,197	1,169,197
Shares redeemed	(642,234,292)	(642,234,292)	(1,614,803,920)	(1,614,803,920)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(31,728,480)	$(31,728,480)	(397,278,988)	$(397,278,988)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,796,911,532	$2,796,911,532	(351,093,667)	$(351,093,667)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2019, the Adviser voluntarily waived $20,091,521 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$605,526
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $10,569 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,008.90	$2.38[2]
Institutional Shares	$1,000	$1,010.40	$0.91[3]
Service Shares	$1,000	$1,009.10	$2.18
Capital Shares	$1,000	$1,009.90	$1.42
Trust Shares	$1,000	$1,007.90	$3.44
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.80	$2.40[2]
Institutional Shares	$1,000	$1,024.30	$0.92[3]
Service Shares	$1,000	$1,023.00	$2.19
Capital Shares	$1,000	$1,023.80	$1.43
Trust Shares	$1,000	$1,021.80	$3.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.47%
Institutional Shares	0.18%
Service Shares	0.43%
Capital Shares	0.28%
Trust Shares	0.68%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.78 and $2.80, respectively
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
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Evaluation and Approval of Advisory Contract–May 2018
Federated Treasury Obligations Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
35

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
36

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
37

Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450203 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	Institutional | TTOXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	60.6%
U.S. Treasury Securities	39.4%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At January 31, 2019, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.6%
8 to 30 Days	3.6%
31 to 90 Days	6.5%
91 to 180 Days	7.8%
181 Days or more	3.5%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—60.6%
$15,000,000	Interest in $500,000,000 joint repurchase agreement 2.450%, dated 12/27/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $503,062,500 on 3/27/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $511,249,512.	$15,000,000
25,000,000	Interest in $1,000,000,000 joint repurchase agreement 2.460%, dated 1/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,002,050,000 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,022,091,016.	25,000,000
400,000,000	Interest in $7,000,000,000 joint repurchase agreement 2.600%, dated 1/31/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $7,000,505,556 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $7,150,813,502.	400,000,000
15,000,000	Interest in $500,000,000 joint repurchase agreement 2.440%, dated 1/2/2019 under which Bank of Montreal will repurchase securities provided as collateral for $501,084,444 on 2/4/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $511,002,474.	15,000,000
25,000,000	Interest in $250,000,000 joint repurchase agreement 2.440%, dated 1/15/2019 under which Bank of Montreal will repurchase securities provided as collateral for $251,220,000 on 3/29/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $255,276,534.	25,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 2.440%, dated 1/29/2019 under which Bank of Montreal will repurchase securities provided as collateral for $503,083,889 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $510,069,233.	25,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$116,000,000		Interest in $3,775,000,000 joint repurchase agreement 2.560%, dated 1/31/2019 under which Barclays Bank PLC will repurchase securities provided as collateral for $3,775,268,444 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $3,850,773,852.	$116,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 2.390%, dated 1/29/2019 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,232,361 on 2/5/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $510,101,612.	25,000,000
25,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.430%, dated 1/25/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,002,092,500 on 2/25/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,020,481,968.	25,000,000
350,000,000		Interest in $3,000,000,000 joint repurchase agreement 2.570%, dated 1/31/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,214,167 on 2/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $3,071,159,427.	350,000,000
		TOTAL REPURCHASE AGREEMENTS	1,021,000,000
		U.S. TREASURIES—39.4%
20,000,000	[1]	United States Treasury Bills, 2.175%—2.176%, 2/14/2019	19,984,288
54,000,000	[1]	United States Treasury Bills, 2.180%—2.318%, 2/7/2019	53,980,151
20,000,000	[1]	United States Treasury Bills, 2.183%—2.185%, 2/21/2019	19,975,733
15,000,000	[1]	United States Treasury Bills, 2.241%, 3/7/2019	14,968,253
3,000,000	[1]	United States Treasury Bills, 2.332%, 4/4/2019	2,987,949
15,000,000	[1]	United States Treasury Bills, 2.400%, 4/18/2019	14,924,000
18,132,000	[1]	United States Treasury Bills, 2.425%, 4/25/2019	18,030,625
14,000,000	[1]	United States Treasury Bills, 2.430%, 5/2/2019	13,914,950
12,000,000	[1]	United States Treasury Bills, 2.450%, 5/9/2019	11,920,783
12,600,000	[1]	United States Treasury Bills, 2.450%, 7/25/2019	12,450,795
17,000,000	[1]	United States Treasury Bills, 2.460%, 7/18/2019	16,806,002
15,000,000	[1]	United States Treasury Bills, 2.465%, 5/16/2019	14,893,183
20,000,000	[1]	United States Treasury Bills, 2.470%, 7/11/2019	19,780,444
7,000,000	[1]	United States Treasury Bills, 2.505%, 7/5/2019	6,924,989
8,000,000	[1]	United States Treasury Bills, 2.515%, 1/30/2020	7,797,123
Semi-Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURIES—continued
$29,000,000	[2]	United States Treasury Floating Rate Notes, 2.389% (91-day T-Bill +0.000%), 2/5/2019	$28,995,749
74,500,000	[2]	United States Treasury Floating Rate Notes, 2.422% (91-day T-Bill +0.033%), 2/5/2019	74,497,311
37,650,000	[2]	United States Treasury Floating Rate Notes, 2.432% (91-day T-Bill +0.043%), 2/5/2019	37,648,415
40,090,000	[2]	United States Treasury Floating Rate Notes, 2.434% (91-day T-Bill +0.045%), 2/5/2019	40,048,287
29,500,000	[2]	United States Treasury Floating Rate Notes, 2.437% (91-day T-Bill +0.048%), 2/5/2019	29,506,393
20,000,000	[2]	United States Treasury Floating Rate Notes, 2.459% (91-day T-Bill +0.070%), 2/5/2019	20,000,000
18,500,000	[2]	United States Treasury Floating Rate Notes, 2.504% (91-day T-Bill +0.115%), 2/5/2019	18,500,118
21,000,000		United States Treasury Notes, 1.125%—1.375%, 2/28/2019	20,982,847
31,000,000		United States Treasury Notes, 1.250%—1.500%, 5/31/2019	30,889,432
10,000,000		United States Treasury Notes, 1.250%, 3/31/2019	9,980,358
48,000,000		United States Treasury Notes, 1.250%, 4/30/2019	47,858,652
4,000,000		United States Treasury Notes, 1.250%, 6/30/2019	3,979,347
15,000,000		United States Treasury Notes, 1.500%, 10/31/2019	14,877,041
8,000,000		United States Treasury Notes, 1.500%, 11/30/2019	7,919,779
9,000,000		United States Treasury Notes, 1.625%, 7/31/2019	8,960,602
19,000,000		United States Treasury Notes, 3.625%, 8/15/2019	19,103,441
		TOTAL U.S. TREASURIES	663,087,040
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[3]	1,684,087,040
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	757,310
		TOTAL NET ASSETS—100%	$1,684,844,350
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Semi-Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.012	0.004	0.001	—	—
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.012	0.004	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.010)	(0.012)	(0.004)	(0.001)	—	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.010)	(0.012)	(0.004)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.03%	1.25%	0.44%	0.11%	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.20%[5]	0.20%	0.20%	0.18%	0.08%	0.07%
Net investment income	2.06%[5]	1.23%	0.47%	0.12%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.12%[5]	0.13%	0.13%	0.17%	0.53%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$574,337	$360,889	$288,652	$167,690	$115,211	$204,903
1	On June 2, 2015, the Fund's shares were re-designated as Institutional Shares.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.005	0.000[2]	0.003	—
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.003)	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.005	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.007)	(0.005)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.007)	(0.005)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.67%	0.54%	0.02%	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%[5]	0.90%	0.62%	0.38%	0.13%[5]
Net investment income	1.33%[5]	0.53%	0.02%	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.12%[5]	0.13%	0.41%	0.65%	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$614,160	$635,165	$751,234	$617,216	$584
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,			Period Ended 7/31/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.004	0.000[2]	0.000[2]	—
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.004	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.006)	(0.004)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.004)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.61%	0.40%	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.03%[5]	1.05%	0.64%	0.32%	0.13%[5]
Net investment income	1.22%[5]	0.30%	0.00%[4]	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.22%[5]	0.23%	0.64%	0.97%	1.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$496,347	$341,124	$660,717	$666,074	$154,125
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in repurchase agreements	$1,021,000,000
Investment in securities	663,087,040
Investment in securities, at amortized cost and fair value		$1,684,087,040
Cash		86,479
Income receivable		1,026,209
Receivable for shares sold		1,527,413
TOTAL ASSETS		1,686,727,141
Liabilities:
Payable for shares redeemed	$53,509
Income distribution payable	899,930
Payable for investment adviser fee (Note 4)	3,979
Payable for administrative fees (Note 4)	3,677
Payable for transfer agent fee	110,412
Payable for Directors'/Trustees' fees (Note 4)	1,742
Payable for portfolio accounting fees	60,194
Payable for distribution services fee (Note 4)	401,153
Payable for other service fees (Notes 2 and 4)	238,030
Payable for share registration costs	75,348
Accrued expenses (Note 4)	34,817
TOTAL LIABILITIES		1,882,791
Net assets for 1,684,845,515 shares outstanding		$1,684,844,350
Net Assets Consist of:
Paid-in capital		$1,684,845,544
Total distributable earnings (loss)		(1,194)
TOTAL NET ASSETS		$1,684,844,350
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$574,337,458 ÷ 574,337,855 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$614,160,270 ÷ 614,160,695 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$496,346,622 ÷ 496,346,965 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$17,708,790
Expenses:
Investment adviser fee (Note 4)		$1,576,755
Administrative fee (Note 4)		630,829
Custodian fees		34,358
Transfer agent fee (Note 2)		480,069
Directors'/Trustees' fees (Note 4)		5,600
Auditing fees		10,523
Legal fees		6,393
Portfolio accounting fees		92,655
Distribution services fee (Note 4)		2,440,980
Other service fees (Note 2)		1,335,530
Share registration costs		109,894
Printing and postage		47,001
Miscellaneous (Note 4)		26,202
TOTAL EXPENSES		6,796,789
Waivers:
Waiver of investment adviser fee (Note 4)	$(933,762)
Waiver of other operating expenses (Note 4)	(228,495)
TOTAL WAIVERS		(1,162,257)
Net expenses			5,634,532
Net investment income			12,074,258
Net realized gain on investments			93
Change in net assets resulting from operations			$12,074,351
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,074,258	$8,397,541
Net realized gain	93	2,156
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,074,351	8,399,697
Distributions to Shareholders (Note 2):
Institutional Shares	(5,226,794)	(3,444,590)
Cash II Shares	(4,059,465)	(3,660,143)
Cash Series Shares	(2,788,314)	(1,297,976)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,074,573)	(8,402,709)
Share Transactions:
Proceeds from sale of shares	2,440,241,709	3,369,957,116
Net asset value of shares issued to shareholders in payment of distributions declared	7,567,169	5,706,052
Cost of shares redeemed	(2,100,142,539)	(3,739,085,127)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	347,666,339	(363,421,959)
Change in net assets	347,666,117	(363,424,971)
Net Assets:
Beginning of period	1,337,178,233	1,700,603,204
End of period	$1,684,844,350	$1,337,178,233
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
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the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class
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based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $1,162,257 is disclosed in Note 4. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Institutional Shares	$2,346
Cash II Shares	306,411
Cash Series Shares	171,312
TOTAL	$480,069
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Institutional Shares	$3,443,672
Cash II Shares	3,657,475
Cash Series Shares	1,295,358

Net realized gain
Institutional Shares	$918
Cash II Shares	2,668
Cash Series Shares	2,618
Distributions in excess of net investment income at July 31, 2018, were $(972).
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Cash II Shares	$764,292
Cash Series Shares	571,238
TOTAL	$1,335,530
For the six months ended January 31, 2019, the Fund's Institutional Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,041,167,029	$1,041,167,029	1,543,261,022	$1,543,261,022
Shares issued to shareholders in payment of distributions declared	874,130	874,130	824,411	824,411
Shares redeemed	(828,592,775)	(828,592,775)	(1,471,847,780)	(1,471,847,780)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	213,448,384	$213,448,384	72,237,653	$72,237,653

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	522,779,965	$522,779,965	839,989,129	$839,989,129
Shares issued to shareholders in payment of distributions declared	3,948,134	3,948,134	3,605,378	3,605,378
Shares redeemed	(547,732,843)	(547,732,843)	(959,662,425)	(959,662,425)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	(21,004,744)	$(21,004,744)	(116,067,918)	$(116,067,918)
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	876,294,715	$876,294,715	986,706,965	$986,706,965
Shares issued to shareholders in payment of distributions declared	2,744,905	2,744,905	1,276,263	1,276,263
Shares redeemed	(723,816,921)	(723,816,921)	(1,307,574,922)	(1,307,574,922)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	155,222,699	$155,222,699	(319,591,694)	$(319,591,694)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	347,666,339	$347,666,339	(363,421,959)	$(363,421,959)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $933,762 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$1,070,009	$—
Cash Series Shares	1,370,971	(228,495)
TOTAL	$2,440,980	$(228,495)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $8,383 fees paid by the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not
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exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,010.30	$1.01
Cash II Shares	$1,000	$1,006.70	$4.55
Cash Series Shares	$1,000	$1,006.10	$5.21
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Cash II Shares	$1,000	$1,020.70	$4.58
Cash Series Shares	$1,000	$1,020.00	$5.24
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Cash II Shares	0.90%
Cash Series Shares	1.03%
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Evaluation and Approval of Advisory Contract–May 2018
Federated Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
8042508 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 25, 2019